Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (62.3%)
U.S. Government Securities (40.1%)
U.S. Treasury Note/Bond	7.875%	02/15/21	1,180	1,213
U.S. Treasury Note/Bond	1.375%	04/30/21	650	655
U.S. Treasury Note/Bond	2.750%	08/15/21	7,250	7,415
U.S. Treasury Note/Bond	1.125%	08/31/21	1,578	1,592
U.S. Treasury Note/Bond	1.500%	08/31/21	10,140	10,267
U.S. Treasury Note/Bond	2.000%	08/31/21	7,800	7,933
U.S. Treasury Note/Bond	2.750%	09/15/21	6,614	6,778
U.S. Treasury Note/Bond	1.125%	09/30/21	2,317	2,340
U.S. Treasury Note/Bond	1.500%	09/30/21	2,125	2,154
U.S. Treasury Note/Bond	2.125%	09/30/21	1,775	1,810
U.S. Treasury Note/Bond	2.875%	10/15/21	9,746	10,023
U.S. Treasury Note/Bond	1.250%	10/31/21	4,654	4,710
U.S. Treasury Note/Bond	1.500%	10/31/21	18,666	18,940
U.S. Treasury Note/Bond	2.000%	10/31/21	4,420	4,509
U.S. Treasury Note/Bond	2.875%	11/15/21	1,233	1,271
U.S. Treasury Note/Bond	8.000%	11/15/21	3,400	3,697
U.S. Treasury Note/Bond	1.500%	11/30/21	3,253	3,304
U.S. Treasury Note/Bond	1.750%	11/30/21	7,492	7,632
U.S. Treasury Note/Bond	2.625%	12/15/21	1	1
U.S. Treasury Note/Bond	1.625%	12/31/21	15,600	15,888
U.S. Treasury Note/Bond	2.000%	12/31/21	6,670	6,824
U.S. Treasury Note/Bond	2.125%	12/31/21	928	951
U.S. Treasury Note/Bond	2.500%	01/15/22	7,601	7,833
U.S. Treasury Note/Bond	1.375%	01/31/22	4,868	4,949
U.S. Treasury Note/Bond	1.500%	01/31/22	2,384	2,427
U.S. Treasury Note/Bond	1.875%	01/31/22	8,835	9,039
U.S. Treasury Note/Bond	2.000%	02/15/22	135	138
U.S. Treasury Note/Bond	2.500%	02/15/22	9,901	10,221
U.S. Treasury Note/Bond	1.750%	02/28/22	6,330	6,474
U.S. Treasury Note/Bond	1.875%	02/28/22	9,990	10,235
U.S. Treasury Note/Bond	2.375%	03/15/22	10,896	11,250
U.S. Treasury Note/Bond	0.375%	03/31/22	11,505	11,545
U.S. Treasury Note/Bond	1.750%	03/31/22	9,889	10,127
U.S. Treasury Note/Bond	1.875%	03/31/22	5,215	5,350
U.S. Treasury Note/Bond	2.250%	04/15/22	10,050	10,377
U.S. Treasury Note/Bond	0.125%	04/30/22	2,938	2,938
U.S. Treasury Note/Bond	1.750%	04/30/22	4,977	5,104
U.S. Treasury Note/Bond	1.875%	04/30/22	4,927	5,062
U.S. Treasury Note/Bond	2.125%	05/15/22	221	228
U.S. Treasury Note/Bond	0.125%	05/31/22	560	560
U.S. Treasury Note/Bond	1.750%	05/31/22	5,115	5,252
U.S. Treasury Note/Bond	1.875%	05/31/22	6,650	6,842

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	1.750%	06/15/22	6,281	6,454
U.S. Treasury Note/Bond	0.125%	06/30/22	9,814	9,812
U.S. Treasury Note/Bond	1.750%	06/30/22	5,500	5,655
U.S. Treasury Note/Bond	2.125%	06/30/22	5,235	5,417
U.S. Treasury Note/Bond	1.750%	07/15/22	6,092	6,267
U.S. Treasury Note/Bond	0.125%	07/31/22	7,974	7,973
U.S. Treasury Note/Bond	1.875%	07/31/22	6,417	6,621
U.S. Treasury Note/Bond	2.000%	07/31/22	6,025	6,230
U.S. Treasury Note/Bond	1.500%	08/15/22	10,098	10,357
U.S. Treasury Note/Bond	1.625%	08/15/22	2,169	2,230
U.S. Treasury Note/Bond	7.250%	08/15/22	875	991
U.S. Treasury Note/Bond	0.125%	08/31/22	16,730	16,727
U.S. Treasury Note/Bond	1.625%	08/31/22	9,570	9,842
U.S. Treasury Note/Bond	1.875%	08/31/22	5,445	5,625
U.S. Treasury Note/Bond	1.500%	09/15/22	778	799
U.S. Treasury Note/Bond	0.125%	09/30/22	3,241	3,241
U.S. Treasury Note/Bond	1.750%	09/30/22	9,437	9,741
U.S. Treasury Note/Bond	1.875%	09/30/22	9,975	10,321
U.S. Treasury Note/Bond	1.375%	10/15/22	11,286	11,570
U.S. Treasury Note/Bond	1.875%	10/31/22	6,520	6,754
U.S. Treasury Note/Bond	2.000%	10/31/22	7,947	8,253
U.S. Treasury Note/Bond	1.625%	11/15/22	21,235	21,899
U.S. Treasury Note/Bond	7.625%	11/15/22	40	46
U.S. Treasury Note/Bond	2.000%	11/30/22	20,733	21,566
U.S. Treasury Note/Bond	1.625%	12/15/22	7,625	7,874
U.S. Treasury Note/Bond	2.125%	12/31/22	12,951	13,525
U.S. Treasury Note/Bond	1.500%	01/15/23	7,705	7,943
U.S. Treasury Note/Bond	1.750%	01/31/23	7,020	7,282
U.S. Treasury Note/Bond	2.000%	02/15/23	8,298	8,661
U.S. Treasury Note/Bond	7.125%	02/15/23	1,690	1,968
U.S. Treasury Note/Bond	1.500%	02/28/23	2,889	2,983
U.S. Treasury Note/Bond	0.500%	03/15/23	12,726	12,837
U.S. Treasury Note/Bond	1.500%	03/31/23	7,005	7,240
U.S. Treasury Note/Bond	2.500%	03/31/23	6,770	7,168
U.S. Treasury Note/Bond	0.250%	04/15/23	8,425	8,447
U.S. Treasury Note/Bond	1.625%	04/30/23	215	223
U.S. Treasury Note/Bond	2.750%	04/30/23	3,500	3,734
U.S. Treasury Note/Bond	0.125%	05/15/23	4,220	4,217
U.S. Treasury Note/Bond	1.750%	05/15/23	7,400	7,710
U.S. Treasury Note/Bond	1.625%	05/31/23	7,175	7,456
U.S. Treasury Note/Bond	2.750%	05/31/23	5,850	6,254
U.S. Treasury Note/Bond	0.250%	06/15/23	13,420	13,456
U.S. Treasury Note/Bond	1.375%	06/30/23	5,050	5,219
U.S. Treasury Note/Bond	2.625%	06/30/23	5,398	5,764
U.S. Treasury Note/Bond	0.125%	07/15/23	25,859	25,835
U.S. Treasury Note/Bond	1.250%	07/31/23	2,630	2,711
U.S. Treasury Note/Bond	2.750%	07/31/23	3,555	3,815
U.S. Treasury Note/Bond	0.125%	08/15/23	5,695	5,690
U.S. Treasury Note/Bond	6.250%	08/15/23	6,565	7,708
U.S. Treasury Note/Bond	1.375%	08/31/23	10,235	10,598
U.S. Treasury Note/Bond	2.750%	08/31/23	4,860	5,226
U.S. Treasury Note/Bond	0.125%	09/15/23	9,625	9,616
U.S. Treasury Note/Bond	1.375%	09/30/23	2,315	2,399
U.S. Treasury Note/Bond	2.875%	09/30/23	4,309	4,658
U.S. Treasury Note/Bond	1.625%	10/31/23	3,750	3,918
U.S. Treasury Note/Bond	2.875%	10/31/23	11,203	12,134
U.S. Treasury Note/Bond	2.750%	11/15/23	4,261	4,603
U.S. Treasury Note/Bond	2.125%	11/30/23	6,150	6,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	2.875%	11/30/23	344	373
U.S. Treasury Note/Bond	2.250%	12/31/23	2,267	2,419
U.S. Treasury Note/Bond	2.625%	12/31/23	7,337	7,918
U.S. Treasury Note/Bond	2.250%	01/31/24	3,215	3,436
U.S. Treasury Note/Bond	2.500%	01/31/24	9,419	10,145
U.S. Treasury Note/Bond	2.750%	02/15/24	10,710	11,637
U.S. Treasury Note/Bond	2.125%	02/29/24	11,700	12,475
U.S. Treasury Note/Bond	2.375%	02/29/24	6,712	7,213
U.S. Treasury Note/Bond	2.125%	03/31/24	18,446	19,691
U.S. Treasury Note/Bond	2.000%	04/30/24	1,260	1,341
U.S. Treasury Note/Bond	2.250%	04/30/24	10,559	11,334
U.S. Treasury Note/Bond	2.000%	05/31/24	11,547	12,309
U.S. Treasury Note/Bond	1.750%	06/30/24	8,060	8,526
U.S. Treasury Note/Bond	2.000%	06/30/24	10,955	11,691
U.S. Treasury Note/Bond	1.750%	07/31/24	9,127	9,665
U.S. Treasury Note/Bond	2.125%	07/31/24	9,736	10,448
U.S. Treasury Note/Bond	2.375%	08/15/24	11,564	12,531
U.S. Treasury Note/Bond	1.250%	08/31/24	10,125	10,533
U.S. Treasury Note/Bond	1.875%	08/31/24	4,655	4,956
U.S. Treasury Note/Bond	1.500%	09/30/24	785	825
U.S. Treasury Note/Bond	2.125%	09/30/24	3,394	3,652
U.S. Treasury Note/Bond	1.500%	10/31/24	9,070	9,541
U.S. Treasury Note/Bond	2.250%	10/31/24	5,980	6,472
U.S. Treasury Note/Bond	2.250%	11/15/24	12,681	13,731
U.S. Treasury Note/Bond	7.500%	11/15/24	25	32
U.S. Treasury Note/Bond	1.500%	11/30/24	7,847	8,260
U.S. Treasury Note/Bond	2.125%	11/30/24	10,054	10,843
U.S. Treasury Note/Bond	1.750%	12/31/24	14,765	15,711
U.S. Treasury Note/Bond	2.250%	12/31/24	1,645	1,785
U.S. Treasury Note/Bond	1.375%	01/31/25	4,905	5,145
U.S. Treasury Note/Bond	2.500%	01/31/25	6,340	6,958
U.S. Treasury Note/Bond	2.000%	02/15/25	8,625	9,282
U.S. Treasury Note/Bond	1.125%	02/28/25	330	343
U.S. Treasury Note/Bond	2.750%	02/28/25	2,513	2,789
U.S. Treasury Note/Bond	0.500%	03/31/25	24,574	24,850
U.S. Treasury Note/Bond	2.625%	03/31/25	1,961	2,169
U.S. Treasury Note/Bond	0.375%	04/30/25	2,194	2,207
U.S. Treasury Note/Bond	2.875%	04/30/25	4,060	4,545
U.S. Treasury Note/Bond	2.125%	05/15/25	12,735	13,825
U.S. Treasury Note/Bond	0.250%	05/31/25	9,593	9,590
U.S. Treasury Note/Bond	2.875%	05/31/25	6,350	7,120
U.S. Treasury Note/Bond	0.250%	06/30/25	9,264	9,257
U.S. Treasury Note/Bond	2.750%	06/30/25	4,880	5,450
U.S. Treasury Note/Bond	0.250%	07/31/25	8,797	8,789
U.S. Treasury Note/Bond	2.875%	07/31/25	5,105	5,742
U.S. Treasury Note/Bond	2.000%	08/15/25	14,580	15,795
U.S. Treasury Note/Bond	6.875%	08/15/25	2,085	2,748
U.S. Treasury Note/Bond	0.250%	08/31/25	6,150	6,143
U.S. Treasury Note/Bond	2.750%	08/31/25	6,385	7,154
U.S. Treasury Note/Bond	0.250%	09/30/25	6,885	6,875
U.S. Treasury Note/Bond	3.000%	10/31/25	4,015	4,563
U.S. Treasury Note/Bond	2.250%	11/15/25	10,421	11,453
U.S. Treasury Note/Bond	2.875%	11/30/25	6,285	7,114
U.S. Treasury Note/Bond	2.625%	12/31/25	9,165	10,271
U.S. Treasury Note/Bond	1.625%	02/15/26	16,476	17,619
U.S. Treasury Note/Bond	2.250%	03/31/26	6,250	6,904
U.S. Treasury Note/Bond	2.375%	04/30/26	4,780	5,319
U.S. Treasury Note/Bond	1.625%	05/15/26	10,789	11,558

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	2.125%	05/31/26	6,595	7,252
U.S. Treasury Note/Bond	1.875%	06/30/26	9,335	10,142
U.S. Treasury Note/Bond	1.875%	07/31/26	8,066	8,771
U.S. Treasury Note/Bond	1.500%	08/15/26	10,068	10,731
U.S. Treasury Note/Bond	6.750%	08/15/26	630	864
U.S. Treasury Note/Bond	1.625%	09/30/26	5,215	5,601
U.S. Treasury Note/Bond	1.625%	10/31/26	7,825	8,408
U.S. Treasury Note/Bond	2.000%	11/15/26	19,605	21,516
U.S. Treasury Note/Bond	6.500%	11/15/26	765	1,048
U.S. Treasury Note/Bond	1.625%	11/30/26	7,070	7,601
U.S. Treasury Note/Bond	1.750%	12/31/26	9,983	10,818
U.S. Treasury Note/Bond	1.500%	01/31/27	1,335	1,426
U.S. Treasury Note/Bond	2.250%	02/15/27	6,372	7,111
U.S. Treasury Note/Bond	6.625%	02/15/27	65	90
U.S. Treasury Note/Bond	1.125%	02/28/27	16,798	17,553
U.S. Treasury Note/Bond	0.625%	03/31/27	15,968	16,173
U.S. Treasury Note/Bond	0.500%	04/30/27	910	914
U.S. Treasury Note/Bond	2.375%	05/15/27	8,831	9,955
U.S. Treasury Note/Bond	0.500%	05/31/27	10,505	10,546
U.S. Treasury Note/Bond	0.500%	06/30/27	12,990	13,035
U.S. Treasury Note/Bond	0.375%	07/31/27	12,560	12,493
U.S. Treasury Note/Bond	2.250%	08/15/27	8,422	9,445
U.S. Treasury Note/Bond	6.375%	08/15/27	185	259
U.S. Treasury Note/Bond	0.500%	08/31/27	10,825	10,852
U.S. Treasury Note/Bond	0.375%	09/30/27	5,905	5,865
U.S. Treasury Note/Bond	2.250%	11/15/27	11,502	12,931
U.S. Treasury Note/Bond	6.125%	11/15/27	1,839	2,570
U.S. Treasury Note/Bond	2.750%	02/15/28	7,480	8,701
U.S. Treasury Note/Bond	2.875%	05/15/28	12,080	14,212
U.S. Treasury Note/Bond	2.875%	08/15/28	13,082	15,445
U.S. Treasury Note/Bond	5.500%	08/15/28	2,745	3,799
U.S. Treasury Note/Bond	3.125%	11/15/28	11,328	13,643
U.S. Treasury Note/Bond	5.250%	11/15/28	1,655	2,275
U.S. Treasury Note/Bond	2.375%	05/15/29	11,877	13,663
U.S. Treasury Note/Bond	1.625%	08/15/29	11,565	12,586
U.S. Treasury Note/Bond	1.750%	11/15/29	8,091	8,906
U.S. Treasury Note/Bond	1.500%	02/15/30	2,454	2,647
U.S. Treasury Note/Bond	0.625%	05/15/30	8,931	8,899
U.S. Treasury Note/Bond	6.250%	05/15/30	2,350	3,586
U.S. Treasury Note/Bond	0.625%	08/15/30	19,365	19,253
U.S. Treasury Note/Bond	5.375%	02/15/31	6,075	8,944
U.S. Treasury Note/Bond	4.500%	02/15/36	3,297	4,989
U.S. Treasury Note/Bond	4.750%	02/15/37	1,600	2,520
U.S. Treasury Note/Bond	5.000%	05/15/37	1,250	2,025
U.S. Treasury Note/Bond	4.375%	02/15/38	1,450	2,231
U.S. Treasury Note/Bond	4.500%	05/15/38	1,559	2,435
U.S. Treasury Note/Bond	3.500%	02/15/39	1,920	2,694
U.S. Treasury Note/Bond	4.250%	05/15/39	2,247	3,446
U.S. Treasury Note/Bond	4.500%	08/15/39	2,516	3,976
U.S. Treasury Note/Bond	4.375%	11/15/39	2,742	4,283
U.S. Treasury Note/Bond	4.625%	02/15/40	3,750	6,037
U.S. Treasury Note/Bond	1.125%	05/15/40	10,820	10,653
U.S. Treasury Note/Bond	4.375%	05/15/40	2,735	4,292
U.S. Treasury Note/Bond	1.125%	08/15/40	8,275	8,121
U.S. Treasury Note/Bond	3.875%	08/15/40	3,015	4,462
U.S. Treasury Note/Bond	4.250%	11/15/40	3,295	5,115
U.S. Treasury Note/Bond	4.750%	02/15/41	3,956	6,524
U.S. Treasury Note/Bond	4.375%	05/15/41	1,550	2,453

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	3.750%	08/15/41	2,825	4,146
U.S. Treasury Note/Bond	3.125%	11/15/41	2,701	3,649
U.S. Treasury Note/Bond	3.125%	02/15/42	3,631	4,918
U.S. Treasury Note/Bond	3.000%	05/15/42	2,720	3,615
U.S. Treasury Note/Bond	2.750%	08/15/42	5,595	7,169
U.S. Treasury Note/Bond	2.750%	11/15/42	5,746	7,358
U.S. Treasury Note/Bond	3.125%	02/15/43	6,850	9,280
U.S. Treasury Note/Bond	3.625%	08/15/43	7,405	10,794
U.S. Treasury Note/Bond	3.625%	02/15/44	9,051	13,227
U.S. Treasury Note/Bond	3.375%	05/15/44	7,699	10,865
U.S. Treasury Note/Bond	3.125%	08/15/44	9,331	12,699
U.S. Treasury Note/Bond	3.000%	11/15/44	8,262	11,041
U.S. Treasury Note/Bond	2.500%	02/15/45	9,820	12,085
U.S. Treasury Note/Bond	3.000%	05/15/45	7,577	10,144
U.S. Treasury Note/Bond	2.875%	08/15/45	2,583	3,393
U.S. Treasury Note/Bond	3.000%	11/15/45	4,974	6,682
U.S. Treasury Note/Bond	2.500%	02/15/46	7,160	8,839
U.S. Treasury Note/Bond	2.500%	05/15/46	8,981	11,093
U.S. Treasury Note/Bond	2.250%	08/15/46	7,656	9,039
U.S. Treasury Note/Bond	2.875%	11/15/46	12,500	16,520
U.S. Treasury Note/Bond	3.000%	02/15/47	9,000	12,175
U.S. Treasury Note/Bond	3.000%	05/15/47	7,293	9,880
U.S. Treasury Note/Bond	2.750%	08/15/47	6,713	8,714
U.S. Treasury Note/Bond	2.750%	11/15/47	908	1,180
U.S. Treasury Note/Bond	3.000%	02/15/48	8,479	11,520
U.S. Treasury Note/Bond	3.125%	05/15/48	8,984	12,490
U.S. Treasury Note/Bond	3.000%	08/15/48	9,510	12,961
U.S. Treasury Note/Bond	3.375%	11/15/48	5,000	7,274
U.S. Treasury Note/Bond	3.000%	02/15/49	11,044	15,094
U.S. Treasury Note/Bond	2.250%	08/15/49	5,029	5,981
U.S. Treasury Note/Bond	2.375%	11/15/49	1,051	1,283
U.S. Treasury Note/Bond	2.000%	02/15/50	9,144	10,342
U.S. Treasury Note/Bond	1.250%	05/15/50	23,356	22,130
U.S. Treasury Note/Bond	1.375%	08/15/50	18,145	17,757
				1,918,842
Agency Bonds and Notes (1.3%)
Federal Farm Credit Banks Funding Corp.	3.050%	11/15/21	100	103
Federal Farm Credit Banks Funding Corp.	1.600%	12/28/21	225	229
Federal Farm Credit Banks Funding Corp.	0.375%	04/8/22	700	702
Federal Farm Credit Banks Funding Corp.	1.770%	06/26/23	150	156
Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	83
Federal Home Loan Banks	1.125%	07/14/21	525	529
Federal Home Loan Banks	3.000%	10/12/21	1,500	1,544
Federal Home Loan Banks	1.625%	11/19/21	760	773
Federal Home Loan Banks	1.875%	11/29/21	500	510
Federal Home Loan Banks	1.625%	12/20/21	1,300	1,323
Federal Home Loan Banks	0.250%	06/3/22	2,000	2,004
Federal Home Loan Banks	2.125%	06/10/22	175	181
Federal Home Loan Banks	0.125%	08/12/22	1,000	1,000
Federal Home Loan Banks	2.000%	09/9/22	250	259
Federal Home Loan Banks	1.375%	02/17/23	800	822
Federal Home Loan Banks	2.125%	03/10/23	970	1,015
Federal Home Loan Banks	2.500%	02/13/24	535	575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	1.500%	08/15/24	330	345
	Federal Home Loan Banks	0.500%	04/14/25	1,000	1,005
	Federal Home Loan Banks	0.375%	09/4/25	500	500
	Federal Home Loan Banks	3.250%	11/16/28	315	377
	Federal Home Loan Banks	5.500%	07/15/36	1,400	2,179
[1]	Federal Home Loan Mortgage Corp.	2.375%	01/13/22	800	823
[1]	Federal Home Loan Mortgage Corp.	0.250%	06/8/22	600	601
[1]	Federal Home Loan Mortgage Corp.	0.125%	07/25/22	800	800
[1]	Federal Home Loan Mortgage Corp.	0.375%	04/20/23	200	201
[1]	Federal Home Loan Mortgage Corp.	0.375%	05/5/23	600	602
[1]	Federal Home Loan Mortgage Corp.	2.750%	06/19/23	500	534
[1]	Federal Home Loan Mortgage Corp.	0.250%	06/26/23	2,000	2,001
[1]	Federal Home Loan Mortgage Corp.	0.250%	08/24/23	1,650	1,651
[1]	Federal Home Loan Mortgage Corp.	0.250%	09/8/23	1,800	1,801
[1]	Federal Home Loan Mortgage Corp.	1.500%	02/12/25	1,200	1,258
[1]	Federal Home Loan Mortgage Corp.	0.375%	07/21/25	1,500	1,496
[1]	Federal Home Loan Mortgage Corp.	0.375%	09/23/25	1,500	1,495
[1]	Federal Home Loan Mortgage Corp.	6.750%	09/15/29	127	191
[1]	Federal Home Loan Mortgage Corp.	6.750%	03/15/31	1,525	2,384
[1]	Federal Home Loan Mortgage Corp.	6.250%	07/15/32	502	786
[1]	Federal National Mortgage Association	1.375%	10/7/21	1,200	1,215
[1]	Federal National Mortgage Association	2.000%	01/5/22	500	512
[1]	Federal National Mortgage Association	2.625%	01/11/22	216	223
[1]	Federal National Mortgage Association	2.250%	04/12/22	476	491
[1]	Federal National Mortgage Association	1.375%	09/6/22	350	358
[1]	Federal National Mortgage Association	2.000%	10/5/22	850	881
[1]	Federal National Mortgage Association	2.375%	01/19/23	2,394	2,513
[1]	Federal National Mortgage Association	0.250%	05/22/23	1,200	1,201
[1]	Federal National Mortgage Association	0.250%	07/10/23	2,000	2,001
[1]	Federal National Mortgage Association	2.875%	09/12/23	400	431
[1]	Federal National Mortgage Association	2.500%	02/5/24	975	1,047
[1]	Federal National Mortgage Association	1.750%	07/2/24	1,028	1,084
[1]	Federal National Mortgage Association	2.625%	09/6/24	160	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Federal National Mortgage Association	1.625%	10/15/24	970	1,021
[1]	Federal National Mortgage Association	1.625%	01/7/25	1,300	1,370
[1]	Federal National Mortgage Association	0.625%	04/22/25	1,000	1,010
[1]	Federal National Mortgage Association	0.500%	06/17/25	1,000	1,003
[1]	Federal National Mortgage Association	0.375%	08/25/25	1,000	997
[1]	Federal National Mortgage Association	2.125%	04/24/26	575	628
[1]	Federal National Mortgage Association	1.875%	09/24/26	500	540
[1]	Federal National Mortgage Association	6.250%	05/15/29	175	253
[1]	Federal National Mortgage Association	7.125%	01/15/30	925	1,433
[1]	Federal National Mortgage Association	7.250%	05/15/30	300	473
[1]	Federal National Mortgage Association	0.875%	08/5/30	1,000	987
[1]	Federal National Mortgage Association	6.625%	11/15/30	300	461
[1]	Federal National Mortgage Association	5.625%	07/15/37	275	441
	Private Export Funding Corp.	4.300%	12/15/21	100	105
	Private Export Funding Corp.	2.800%	05/15/22	125	130
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,113
	Private Export Funding Corp.	3.550%	01/15/24	100	110
	Private Export Funding Corp.	2.450%	07/15/24	100	107
	Private Export Funding Corp.	3.250%	06/15/25	50	56
	Tennessee Valley Authority	1.875%	08/15/22	175	180
	Tennessee Valley Authority	2.875%	09/15/24	191	210
	Tennessee Valley Authority	0.750%	05/15/25	200	203
	Tennessee Valley Authority	6.750%	11/1/25	134	175
	Tennessee Valley Authority	7.125%	05/1/30	1,000	1,553
	Tennessee Valley Authority	4.650%	06/15/35	175	245
	Tennessee Valley Authority	5.880%	04/1/36	250	389
	Tennessee Valley Authority	5.500%	06/15/38	100	156
	Tennessee Valley Authority	5.250%	09/15/39	412	636
	Tennessee Valley Authority	4.875%	01/15/48	100	156
	Tennessee Valley Authority	5.375%	04/1/56	50	86
	Tennessee Valley Authority	4.625%	09/15/60	180	283
	Tennessee Valley Authority	4.250%	09/15/65	200	302
					61,782
Conventional Mortgage-Backed Securities (20.8%)
[1,2]	Fannie Mae Pool	2.000%	08/1/50	404	418
[1,2,3]	Fannie Mae Pool	2.500%	8/1/50–10/1/50	2,508	2,632
[1,2]	Fannie Mae Pool	3.000%	6/1/37–10/1/50	695	731
[1,2]	Fannie Mae Pool	3.500%	7/1/47–11/1/48	1,210	1,289
[1,2]	Fannie Mae Pool	4.000%	05/1/49	11	12
[1,2]	Fannie Mae Pool	6.500%	09/1/32	16	18
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	557	579
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	10,886	11,444
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	39,632	41,796
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	48,647	52,086
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	27,121	29,450
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/21–10/1/48	13,337	14,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/20–11/1/48	3,206	3,605
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	2,230	2,550
[1,2]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,677	1,957
[1,2]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	503	581
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	122	140
[1,2]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	10	11
[1,2]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	11	14
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	9	10
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	4
[1,2]	Freddie Mac Pool	2.000%	10/1/50	3,057	3,162
[1,2,3]	Freddie Mac Pool	2.500%	8/1/50–10/1/50	1,479	1,553
[1,2]	Freddie Mac Pool	3.000%	7/1/46–9/1/50	1,013	1,072
[1,2]	Freddie Mac Pool	4.500%	02/1/50	246	266
[1,2]	Freddie Mac Pool	5.500%	06/1/49	135	152
[2,4]	Ginnie Mae	2.000%	10/21/50	2,575	2,674
[2,4]	Ginnie Mae	2.500%	10/21/50	8,039	8,437
[2,4]	Ginnie Mae	3.000%	10/21/50	2,691	2,817
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,378	2,488
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	2,407	2,551
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	2,650	2,857
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	2,505	2,787
[2]	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	1,908	2,154
[2]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,198	1,364
[2]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	833	940
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	230	253
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	50	59
[2]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	17	22
[2]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	14	17
[2]	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	1	1
[2]	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
[2]	Ginnie Mae II Pool	2.500%	6/20/27–9/20/50	19,400	20,415
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–9/20/50	66,398	69,817
[2]	Ginnie Mae II Pool	3.500%	9/20/25–8/20/50	66,456	71,036
[2]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/49	34,502	37,243
[2]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	18,206	19,897
[2]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	6,251	6,905
[2]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	910	1,046
[2]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	432	501
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	158	189
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	21	26
[1,2,4]	UMBS Pool	1.500%	10/19/35	2,025	2,071
[1,2,4]	UMBS Pool	2.000%	11/1/23–10/14/50	59,115	61,177
[1,2,4]	UMBS Pool	2.500%	1/1/27–10/14/50	104,479	109,565
[1,2,4]	UMBS Pool	3.000%	11/1/25–10/14/50	137,517	144,890
[1,2,4]	UMBS Pool	3.500%	10/1/20–10/14/50	98,837	105,497
[1,2,4]	UMBS Pool	4.000%	2/1/24–10/14/50	76,957	83,269
[1,2,4]	UMBS Pool	4.500%	11/1/22–10/14/50	34,136	37,523
[1,2]	UMBS Pool	5.000%	10/1/20–3/1/50	12,158	13,579
[1,2]	UMBS Pool	5.500%	6/1/21–4/1/40	4,398	5,078
[1,2]	UMBS Pool	6.000%	12/1/20–5/1/41	2,817	3,310
[1,2]	UMBS Pool	6.500%	12/1/23–10/1/39	763	892
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	199	233
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	23	25
[1,2]	UMBS Pool	8.000%	6/1/22–11/1/30	12	15
[1,2]	UMBS Pool	8.500%	7/1/22–4/1/31	4	4
[1,2]	UMBS Pool	9.500%	02/1/25	1	1
					993,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nonconventional Mortgage-Backed Securities (0.1%)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.194%	12/1/41	20	21
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	2.641%	09/1/37	41	42
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	2.912%	10/1/37	16	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.475%	3.490%	03/1/43	56	57
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	2.566%	07/1/36	6	6
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	2.205%	09/1/43	6	6
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.278%	07/1/43	112	116
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	3.012%	06/1/43	33	33
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	3.341%	10/1/37	14	14
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.614%	3.092%	08/1/39	22	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	02/1/36	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.337%	08/1/35	41	43
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	03/1/38	4	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	01/1/37	6	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.754%	10/1/42	17	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.296%	09/1/40	4	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	06/1/36	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	3.727%	12/1/33	5	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.326%	09/1/42	36	38
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.149%	05/1/40	11	11
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.514%	10/1/39	9	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	3.623%	11/1/39	9	9
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	07/1/39	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.810%	08/1/40	11	11
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	07/1/37	8	8
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.575%	01/1/42	21	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.603%	10/1/42	19	20
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	12	13
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.807%	11/1/39	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	3.557%	05/1/42	26	27
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.578%	09/1/34	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.732%	3.141%	09/1/43	35	37
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.614%	06/1/41	3	3
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	2.587%	07/1/41	31	33
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.751%	10/1/40	6	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.596%	05/1/42	7	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	3.136%	07/1/42	12	13
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	02/1/41	6	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.368%	08/1/42	41	42
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.166%	03/1/42	16	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	03/1/42	21	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	21	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	15	15
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	10	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	11	12
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.824%	09/1/40	24	25
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.858%	01/1/42	18	19
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.965%	11/1/41	11	12
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	05/1/41	15	16
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	4	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	8	9
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	02/1/41	13	13
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.902%	12/1/41	15	16
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.840%	03/1/41	21	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	7	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.499%	12/1/39	10	11
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.824%	02/1/41	10	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	03/1/41	11	12
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	06/1/41	14	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	04/1/41	24	24
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	01/1/40	12	13
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	08/1/39	10	11
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.649%	05/1/40	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.484%	11/1/34	7	8
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	04/1/37	9	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	05/1/36	3	3
[1,2,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	24	25
[1,2,5]	Fannie Mae Pool, 1YR CMT + 2.238%	2.613%	07/1/38	7	8
[1,2,5]	Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	9	10
[1,2,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	01/1/35	13	14
[1,2,5]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.678%	04/1/37	10	11
[1,2,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.715%	08/1/37	10	11
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.461%	03/1/37	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.740%	09/1/37	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	01/1/38	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.655%	05/1/42	3	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	8	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.713%	10/1/37	10	10
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	02/1/37	6	6
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	01/1/35	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	15	16
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.751%	12/1/40	14	15
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	05/1/38	1	1
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	4	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	9	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	8	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.931%	02/1/42	8	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.772%	06/1/40	6	7
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.812%	06/1/41	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	06/1/40	12	12
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.923%	05/1/40	6	6
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	05/1/40	3	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	23	25
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.790%	02/1/42	8	8
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	3.343%	09/1/40	20	21
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.814%	06/1/40	10	10
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	14	15
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	12	12
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	01/1/41	2	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.531%	05/1/37	14	15
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	03/1/38	2	3
[1,2,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.906%	05/1/36	4	4
[1,2,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	02/1/36	6	6
[1,2,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.957%	11/1/34	18	19
[1,2,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.036%	10/1/36	9	10
[1,2,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%	06/1/37	7	7
[2,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	84	89
[2,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	88	91
[2,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/42	122	126
[2,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	35	35
[2,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	05/20/41	6	6
[2,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	05/20/41	5	6
[2,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	1	1
					1,846
Total U.S. Government and Agency Obligations (Cost $2,789,260)					2,976,348
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[2]	Ally Auto Receivables Trust Class A3 Series 2018-1	2.350%	06/15/22	26	26
[2]	Ally Auto Receivables Trust Class A3 Series 2018-3	3.000%	01/17/23	14	14
[2]	Ally Auto Receivables Trust Class A3 Series 2019-2	2.230%	01/16/24	275	280
[2]	Ally Auto Receivables Trust Class A3 Series 2019-4	1.840%	06/17/24	230	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ally Auto Receivables Trust Class A4 Series 2018-1	2.530%	02/15/23	25	25
[2]	Ally Auto Receivables Trust Class A4 Series 2018-3	3.120%	07/17/23	50	52
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	08/15/24	50	52
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	01/15/25	25	26
[2]	Ally Master Owner Trust Class A Series 2018-2	3.290%	05/15/23	100	102
[2]	Ally Master Owner Trust Class A2 Series 2018-1	2.700%	01/17/23	425	428
[2]	American Express Credit Account Master Trust Class A Series 2017-6	2.040%	05/15/23	375	375
[2]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	05/15/25	225	234
[2]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	266
[2]	American Express Credit Account Master Trust Class A Series 2018-4	2.990%	12/15/23	325	331
[2]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	04/15/24	100	103
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2018-1	3.070%	12/19/22	41	41
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2019-1	2.970%	11/20/23	75	76
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2018-1	3.260%	01/18/24	56	57
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	01/18/24	50	52
[2]	BA Credit Card Trust Class A1 Series 2018-A1	2.700%	07/17/23	475	479
[2]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	01/15/25	150	154
[2]	BA Credit Card Trust Class A2 Series 2018-A2	3.000%	09/15/23	400	406
[2]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	02/15/50	72	81
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	09/15/48	75	84
[2]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	02/15/50	28	31
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	09/15/48	50	53
[2]	Bank Class A2 Series 2018-BN14	4.128%	09/15/60	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank Class A3 Series 2017-BNK9	3.279%	11/15/54	150	166
[2,5]	Bank Class A3 Series 2018-BN11	4.046%	03/15/61	100	117
[2]	Bank Class A3 Series 2019-BN19	3.183%	08/15/61	275	310
[2]	Bank Class A3 Series 2019-BN20	3.011%	09/15/62	170	191
[2]	Bank Class A3 Series 2019-BN23	2.920%	12/15/52	180	201
[2]	Bank Class A3 Series 2019-BN24	2.960%	11/15/62	150	168
[2]	Bank Class A4 Series 2017-BNK6	3.254%	07/15/60	50	56
[2]	Bank Class A4 Series 2017-BNK7	3.175%	09/15/60	100	111
[2]	Bank Class A4 Series 2017-BNK8	3.488%	11/15/50	150	170
[2]	Bank Class A4 Series 2017-BNK9	3.538%	11/15/54	150	171
[2,5]	Bank Class A4 Series 2018-BN12	4.255%	05/15/61	125	148
[2]	Bank Class A4 Series 2018-BN13	3.953%	08/15/61	50	58
[2,5]	Bank Class A4 Series 2018-BN14	4.231%	09/15/60	100	119
[2,5]	Bank Class A4 Series 2018-BN15	4.407%	11/15/61	110	132
[2]	Bank Class A4 Series 2019-BN16	4.005%	02/15/52	125	147
[2]	Bank Class A4 Series 2019-BN17	3.714%	04/15/52	100	116
[2]	Bank Class A4 Series 2019-BN18	3.584%	05/15/62	375	436
[2]	Bank Class A4 Series 2019-BN22	2.978%	11/15/62	290	325
[2]	Bank Class A4 Series 2020-BN26	2.403%	03/15/63	175	188
[2]	BANK Class A4 Series 2020-BNK28	1.844%	03/15/63	50	51
[2]	Bank Class A5 Series 2017-BNK5	3.390%	06/15/60	150	169
[2]	Bank Class A5 Series 2017-BNK6	3.518%	07/15/60	404	459
[2]	Bank Class A5 Series 2017-BNK7	3.435%	09/15/60	75	85
[2]	Bank Class A5 Series 2018-BN10	3.688%	02/15/61	250	288
[2,5]	Bank Class A5 Series 2018-BN13	4.217%	08/15/61	25	30
[2]	Bank Class A5 Series 2019-BN21	2.851%	10/17/52	375	416
[2]	Bank Class A5 Series 2020-BN25	2.649%	01/15/63	200	219
[2]	Bank Class A5 Series 2020-BN27	2.144%	04/15/63	150	158
[2]	Bank Class AS Series 2017-BNK5	3.624%	06/15/60	100	110
[2]	Bank Class AS Series 2017-BNK6	3.741%	07/15/60	404	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank Class AS Series 2017-BNK7	3.748%	09/15/60	75	85
[2]	Bank Class AS Series 2017-BNK8	3.731%	11/15/50	25	28
[2,5]	Bank Class AS Series 2018-BN10	3.898%	02/15/61	50	57
[2,5]	Bank Class AS Series 2018-BN12	4.489%	05/15/61	50	59
[2,5]	Bank Class AS Series 2018-BN14	4.481%	09/15/60	25	30
[2]	Bank Class AS Series 2019-BN17	3.976%	04/15/52	25	29
[2,5]	Bank Class AS Series 2019-BN18	3.826%	05/15/62	50	58
[2]	Bank Class AS Series 2019-BN21	3.093%	10/17/52	75	82
[2]	Bank Class AS Series 2019-BN23	3.203%	12/15/52	75	83
[2]	Bank Class AS Series 2019-BN24	3.283%	11/15/62	75	84
[2]	Bank Class AS Series 2020-BN25	2.841%	01/15/63	65	70
[2]	Bank Class AS Series 2020-BN26	2.687%	03/15/63	55	59
[2]	Bank Class AS Series 2020-BN27	2.551%	04/15/63	50	53
[2]	Bank Class ASB Series 2018-BN10	3.641%	02/15/61	50	56
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	05/15/52	700	806
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	168
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	08/15/52	275	305
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	08/15/52	25	28
[2,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	112
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	02/15/50	325	371
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	02/15/53	100	110
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	149
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	04/15/53	50	52
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	02/15/50	100	112
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	02/15/53	35	38
[2,5]	Bear Stearns Commercial Mortgage Securities Trust Class AM Series 2007-T26	5.513%	01/12/45	27	25
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	02/15/51	125	131
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	04/10/51	100	106
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	50	54
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	09/15/43	125	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	07/15/51	75	90
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	60
[2,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	05/15/53	175	214
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	03/15/62	80	94
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	08/15/57	280	313
[2,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	01/15/51	100	115
[2,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	02/15/51	325	375
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	04/10/51	225	265
[2,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	07/15/51	350	415
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	01/15/52	125	150
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B11	3.542%	05/15/52	275	319
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	254
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	257
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	03/15/52	105	125
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	02/15/53	100	110
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	03/15/53	100	107
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	09/15/53	63	65
[2,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	01/15/51	50	57
[2,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	07/15/51	75	87
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	03/15/62	50	58
[2,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	02/15/53	25	27
[2,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	02/15/51	150	172
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	30
[2,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	01/15/52	50	60
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	05/15/52	75	86
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	03/15/53	30	32
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	09/15/53	25	26
[2,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	09/15/43	50	54
[2]	BMW Vehicle Owner Trust Class A3 Series 2018-A	2.350%	04/25/22	42	42
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BMW Vehicle Owner Trust Class A4 Series 2018-A	2.510%	06/25/24	50	51
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	01/15/53	135	152
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	05/15/52	125	147
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	154
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	01/15/53	60	67
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2018-A1	3.010%	02/15/24	125	127
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2019-A1	2.840%	12/15/24	75	78
[2]	Capital One Multi-Asset Execution Trust Class A6 Series 2017-A6	2.290%	07/15/25	225	234
[2]	Capital One Multi-Asset Execution Trust Class A8 Series 2015-A8	2.050%	08/15/23	150	150
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	100	102
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	50	51
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	37
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	08/15/25	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2017-4	2.110%	10/17/22	27	27
[2]	CarMax Auto Owner Trust Class A3 Series 2018-1	2.480%	11/15/22	39	39
[2]	CarMax Auto Owner Trust Class A3 Series 2018-2	2.980%	01/17/23	51	52
[2]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	180	185
[2]	Carmax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	90	92
[2]	CarMax Auto Owner Trust Class A3 Series 2020-2	1.700%	11/15/24	25	26
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	03/17/25	75	75
[2]	CarMax Auto Owner Trust Class A4 Series 2016-3	1.600%	01/18/22	18	18
[2]	CarMax Auto Owner Trust Class A4 Series 2017-4	2.330%	05/15/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2018-1	2.640%	06/15/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	07/17/23	50	52
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	07/15/25	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	06/16/25	15	16
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	03/16/26	25	25
[2]	CD Commercial Mortgage Trust Class AAB Series 2017-CD3	3.453%	02/10/50	25	27
[2]	CD Commercial Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	55
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	08/10/49	150	162
[2,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	113
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	02/10/50	144	163
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	08/15/51	75	89
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	08/15/57	450	500
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	142
[2,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	83
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	02/10/50	31	35
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	350	366
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	01/10/48	125	141
[2,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	273
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	05/10/58	150	163
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	06/15/50	50	56
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	05/10/58	100	110
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	08/15/50	250	283
[2,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	08/15/50	50	56
[2]	Chase Issuance Trust Class A1 Series 2020-A1	1.530%	01/15/25	450	462
[2]	Chase Issuance Trust Class A2 Series 2014-A2	2.770%	03/15/23	225	228
[2]	Chase Issuance Trust Class A7 Series 2012-A7	2.160%	09/15/24	313	324
[2]	Citibank Credit Card Issuance Trust Class A1 Series 2014-A1	2.880%	01/23/23	100	101
[2]	Citibank Credit Card Issuance Trust Class A1 Series 2018-A1	2.490%	01/20/23	550	554
[2]	Citibank Credit Card Issuance Trust Class A2 Series 2016-A2	2.190%	11/20/23	200	204
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	05/23/25	450	485
[2]	Citibank Credit Card Issuance Trust Class A5 Series 2014-A5	2.680%	06/7/23	200	203
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2015-GC29	2.674%	04/10/48	1	1
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	03/10/51	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	07/10/49	150	157
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	09/10/45	72	74
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	04/10/46	100	104
[2,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	09/10/46	50	55
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	03/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	07/10/47	100	109
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	191
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	04/10/48	175	190
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	06/10/48	100	112
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	09/10/58	100	112
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	05/10/49	125	138
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	07/10/49	75	81
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	284
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	03/10/51	275	320
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	307
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	05/10/47	50	54
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	02/10/48	225	243
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	02/10/49	475	531
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	08/10/56	225	249
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	02/15/53	110	120
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	03/10/47	17	18
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	05/10/49	55	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	09/10/46	75	81
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	03/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	02/10/48	100	107
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	56
[2,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	02/15/53	45	49
[2,5]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	05/10/47	50	52
[2,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	04/10/48	84	89
[2]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	02/10/47	26	26
[2]	COMM Mortgage Trust Class A2 Series 2014-UBS6	2.935%	12/10/47	20	21
[2]	COMM Mortgage Trust Class A2 Series 2015-CR22	2.856%	03/10/48	14	14
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	127
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	08/10/50	40	43
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	48	51
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	162	177
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	05/10/51	125	149
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	08/15/45	58	60
[2,5]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	08/10/46	20	22
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	08/10/50	150	164
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	54
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	03/10/46	515	537
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	03/10/46	31	32
[2,5]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.362%	07/10/45	90	98
[2]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	01/10/46	83	87
[2,5]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	02/10/47	56	61
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	55
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	04/10/47	150	164
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	06/10/47	100	109
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	09/10/47	125	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-CCRE24	3.432%	08/10/48	242	265
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	05/10/48	100	110
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	08/10/48	125	140
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	251
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	139
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	02/10/48	125	136
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	02/10/49	150	169
[2,5]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	06/10/46	71	76
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	08/10/46	40	43
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	05/10/47	50	55
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	08/10/47	175	192
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	55
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	03/10/47	54	59
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	08/10/47	125	137
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	247
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	03/10/48	150	164
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	08/15/57	115	128
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	08/15/45	65	67
[2,6]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	78	80
[2,5]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	08/10/50	30	33
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	27
[2]	COMM Mortgage Trust Class AM Series 2013-LC6	3.282%	01/10/46	58	60
[2]	COMM Mortgage Trust Class AM Series 2014-CCRE19	4.080%	08/10/47	50	55
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	04/10/47	75	82
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	03/10/47	15	16
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	08/10/47	44	48
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	55
[2,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	03/10/48	50	54
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	05/10/48	50	55
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	02/10/48	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class ASB Series 2013-CCRE11	3.660%	08/10/50	20	21
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	32	34
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	04/10/47	37	39
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE17	3.598%	05/10/47	18	19
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE18	3.452%	07/15/47	34	36
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	03/10/47	15	16
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	107	112
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE23	3.257%	05/10/48	69	73
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE27	3.404%	10/10/48	125	133
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	02/10/48	22	23
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	02/10/49	125	134
[2]	COMM Mortgage Trust Class ASBSeries 2014-CCRE15	3.595%	02/10/47	21	22
[2,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	25
[2,5]	COMM Mortgage Trust Class B Series 2014-CCRE15	4.842%	02/10/47	28	30
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	05/10/47	25	26
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	03/10/47	10	11
[2,5]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	01/10/46	25	25
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	06/15/52	275	311
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	04/15/50	100	109
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	06/15/57	150	165
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	08/15/48	100	111
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	224
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	06/15/50	150	168
[2,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	08/15/51	25	30
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	03/15/52	225	263
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	223
[2,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	09/15/50	50	56
[2,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	04/15/51	275	320
[2,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	04/15/50	75	81
[2,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	06/15/57	75	79
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	08/15/48	82	86
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	50	53
[2,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	04/15/50	50	53
[2,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.244%	08/15/48	50	45
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	121
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	05/10/49	75	83
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	08/10/49	100	109
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	06/10/50	100	113
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	09/15/53	50	52
[2,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	06/10/50	50	55
[2]	Discover Card Execution Note Trust Class A Series 2015-A3	1.890%	10/15/24	275	284
[2]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	08/15/25	225	239
[2]	Discover Card Execution Note Trust Class A2 Series 2017-A2	2.390%	07/15/24	150	154
[2]	Discover Card Execution Note Trust Class A4 Series 2015-A4	2.190%	04/17/23	225	225
[2]	Drive Auto Receivables Trust Class B Series 2020-1	2.080%	07/15/24	75	76
[2]	Drive Auto Receivables Trust Class C Series 2018-2	3.630%	08/15/24	22	22
[2]	Drive Auto Receivables Trust Class C Series 2020-1	2.360%	03/16/26	50	51
[1,2,5]	Fannie Mae Multifamily Remic Trust Class A2 Series 2015-M12	2.889%	05/25/25	225	241
[1,2,5]	Fannie Mae-Aces Class 1A Series 2014-M7	3.343%	06/25/24	236	253
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	168	179
[1,2]	Fannie Mae-Aces Class A1 Series 2015-M8	2.344%	01/25/25	69	72
[1,2]	Fannie Mae-Aces Class A2 Series 2011-M4	3.726%	06/25/21	103	104
[1,2,5]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	246	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	52	54
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M1	3.343%	07/25/23	309	328
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	08/25/24	190	204
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	255	273
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	01/25/24	126	136
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	03/25/24	169	182
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M6	2.679%	05/25/21	104	105
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	06/25/24	151	162
[1,2,5]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	07/25/24	191	208
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	09/25/24	285	303
[1,2,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	04/25/27	100	113
[1,2,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	275	303
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	92	99
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	173	184
[1,2,5]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	01/25/25	100	108
[1,2,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	07/25/26	250	271
[1,2,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.526%	09/25/26	250	271
[1,2,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.566%	09/25/26	75	82
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	02/25/26	99	107
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	03/25/26	100	109
[1,2,3]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	07/25/30	10	10
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	04/25/26	200	216
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	09/25/26	75	79
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	06/25/26	300	322
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.497%	10/25/26	200	216
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.181%	06/25/27	300	336
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.895%	02/25/27	200	223
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.670%	12/25/26	200	220
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.294%	04/25/29	75	86
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	02/25/27	250	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	05/25/27	514	580
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.482%	07/25/28	125	146
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	02/25/31	300	359
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.775%	08/25/30	50	61
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.820%	09/25/30	200	244
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.697%	08/25/28	100	118
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.147%	03/25/28	165	186
[1,2,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.150%	03/25/28	100	114
[1,2,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.673%	09/25/28	200	236
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	08/25/29	250	276
[1,2,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.752%	11/25/28	200	236
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	02/25/29	200	230
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	04/25/29	230	264
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	04/25/29	325	363
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	1,052
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	05/25/30	150	158
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	08/25/29	375	410
[1,2,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	05/25/30	100	103
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	01/25/30	125	136
[1,2]	Fannie Mae-Aces Class A3 Series 2011-M2	3.764%	04/25/21	56	57
[1,2,5]	Fannie Mae-Aces Class APT Series 2013-M12	2.490%	03/25/23	175	182
[1,2,5]	Fannie Mae-Aces Class APT Series 2013-M14	2.706%	04/25/23	53	55
[1,2,5]	Fannie Mae-Aces Class ASV2 Series 2014-M12	2.614%	10/25/21	182	185
[1,2,5]	Fannie Mae-Aces Class ATS2 Series 2013-M4	2.608%	03/25/22	1	1
[1,2,5]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.999%	01/25/28	425	479
[1,2,5]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	07/25/22	116	118
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	01/25/23	119	122
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	47	48
[1,2,5]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.641%	07/25/24	110	116
[1,2,5]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.196%	11/25/27	275	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fifth Third Auto Trust Class A3 Series 2019-1	2.640%	12/15/23	125	128
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	53
[2]	Ford Credit Auto Lease Trust Class A3 Series 2019-A	2.900%	05/15/22	49	49
[2]	Ford Credit Auto Lease Trust Class A4 Series 2019-A	2.980%	06/15/22	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2017-C	2.010%	03/15/22	73	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	09/15/23	150	153
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	08/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	150	151
[2]	Ford Credit Auto Owner Trust Class A4 Series 2017-A	1.920%	04/15/22	40	40
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	08/15/24	50	53
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	35
[2]	Ford Credit Floorplan Master Owner Trust A Class A Series 2017-3	2.480%	09/15/24	170	177
[2]	Ford Credit Floorplan Master Owner Trust A Class A Series 2018-2	3.170%	03/15/25	200	212
[2]	Ford Credit Floorplan Master Owner Trust A Class A Series 2020-2	1.060%	09/15/27	50	50
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2018-1	2.950%	05/15/23	225	229
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2020-1	0.700%	09/15/25	275	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.375%	09/25/21	36	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.779%	09/25/22	90	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.871%	02/25/23	140	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	3.016%	02/25/23	114	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.532%	10/25/23	29	30
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.604%	10/25/23	38	39
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.683%	12/25/23	31	31
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.768%	04/25/24	62	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.267%	06/25/24	30	31
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	3.452%	09/25/24	23	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.493%	11/25/24	84	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	2.827%	12/25/24	67	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	3.591%	10/25/27	95	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1	3.736%	04/25/28	95	108
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.034%	10/25/20	1	1
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	4.084%	11/25/20	143	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.856%	01/25/21	101	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.871%	04/25/21	126	127
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.130%	06/25/21	364	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.991%	09/25/21	222	225
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.873%	12/25/21	314	320
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.791%	01/25/22	225	230
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.272%	03/25/22	146	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.373%	05/25/22	350	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.396%	06/25/22	225	231
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.716%	06/25/22	150	154
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.510%	11/25/22	325	337
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.637%	01/25/23	325	338
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.111%	02/25/23	475	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.320%	02/25/23	325	345
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.250%	04/25/23	325	345
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.300%	04/25/23	1,215	1,294
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.310%	05/25/23	340	363
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.060%	07/25/23	325	346
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.531%	07/25/23	288	310
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.454%	08/25/23	125	131
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.458%	08/25/23	400	430
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.527%	10/25/23	325	352
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.062%	11/25/23	100	107
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.389%	03/25/24	400	436
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.905%	04/25/24	194	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.946%	07/25/24	200	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.303%	07/25/24	225	246
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.064%	08/25/24	1,550	1,679
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.241%	09/25/24	275	301
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.171%	10/25/24	275	302
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.062%	12/25/24	150	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.023%	01/25/25	175	192
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.590%	01/25/25	275	305
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.600%	02/25/25	225	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.205%	03/25/25	175	194
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.329%	05/25/25	175	195
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.284%	06/25/25	225	251
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.010%	07/25/25	125	138
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.370%	07/25/25	175	190
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.334%	08/25/25	200	224
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.151%	11/25/25	125	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.995%	12/25/25	75	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.745%	01/25/26	200	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.853%	01/25/26	200	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.208%	02/25/26	375	419
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.525%	05/25/26	150	163
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.862%	05/25/26	500	552
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.653%	08/25/26	100	110
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.525%	10/25/26	400	438
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.545%	01/25/27	100	105
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.430%	01/25/27	475	547
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.224%	03/25/27	300	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.243%	04/25/27	433	495
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.117%	06/25/27	150	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.194%	07/25/27	500	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.244%	08/25/27	125	144
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.187%	09/25/27	200	230
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.286%	11/25/27	100	115
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.303%	11/25/27	75	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.444%	12/25/27	100	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.350%	01/25/28	125	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.600%	01/25/28	225	264
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.650%	02/25/28	150	177
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.900%	04/25/28	350	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.854%	06/25/28	100	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.926%	06/25/28	25	30
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.926%	07/25/28	175	211
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.900%	08/25/28	100	120
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.920%	09/25/28	75	91
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	4.050%	09/25/28	1,700	2,066
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.780%	10/25/28	275	325
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	4.060%	10/25/28	225	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.771%	12/25/28	400	477
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.563%	01/25/29	25	30
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.690%	01/25/29	275	329
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.422%	02/25/29	200	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.505%	03/25/29	450	532
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.298%	04/25/29	225	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.982%	05/25/29	400	459
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.785%	06/25/29	275	312
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.903%	06/25/29	275	315
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.519%	07/25/29	225	251
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.425%	08/25/29	450	499
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.595%	09/25/29	210	237
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.524%	10/25/29	370	414
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.537%	10/25/29	350	392
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.651%	11/25/29	300	339
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.639%	01/25/30	100	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.872%	01/25/30	95	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.069%	01/25/30	1,300	1,412
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.253%	01/25/30	445	487
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.517%	03/25/30	150	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.477%	04/25/30	25	26
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.558%	04/25/30	425	443
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.350%	05/25/30	25	26
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.366%	06/25/30	125	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.080%	01/25/31	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.718%	01/25/31	75	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.470%	03/25/31	100	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.750%	11/25/32	100	122
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	3.990%	05/25/33	75	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.859%	10/25/34	225	259
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.940%	02/25/35	150	158
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	1.721%	05/25/35	225	231
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	07/25/30	320	328
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	07/25/35	25	26
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	3.459%	11/25/32	50	60
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	3.750%	04/25/33	200	245
[1,2,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	3.990%	08/25/33	75	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	3.794%	01/25/34	125	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	3.542%	03/25/34	225	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3	2.797%	08/25/34	210	243
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2019-2	2.670%	03/21/22	75	76
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	07/20/23	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	08/21/23	50	50
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2018-2	3.160%	04/20/22	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2019-2	2.720%	03/20/23	50	51
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2018-2	2.810%	12/16/22	63	64
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-1	1.840%	09/16/24	90	92
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	04/16/25	175	175
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-2	3.020%	12/18/23	75	78
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	03/17/25	30	31
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	01/16/26	25	25
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	02/10/46	92	96
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	02/10/46	35	36
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GC6	3.482%	01/10/45	299	305
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	122	126
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	05/10/50	150	169
[2]	GS Mortgage Securities Trust Class A4 Series 2011-GC5	3.707%	08/10/44	80	81
[2]	GS Mortgage Securities Trust Class A4 Series 2012-GCJ7	3.377%	05/10/45	113	115
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	06/10/46	90	95
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	01/10/47	50	54
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	05/10/50	150	164
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	07/10/48	50	56
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	111
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	05/10/49	75	82
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	217
[2,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	84
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	03/10/50	150	171
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	08/10/50	261	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	05/10/52	100	115
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	07/10/52	150	169
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	09/1/52	275	308
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	140
[2,5]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.187%	07/10/46	20	22
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	08/10/46	150	162
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	06/10/47	50	55
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	09/10/47	125	137
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	246
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	02/10/48	150	164
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	02/13/53	125	139
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	05/12/53	75	80
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	08/10/46	17	18
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	06/10/47	35	37
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	07/10/48	121	128
[2]	GS Mortgage Securities Trust Class AB Series 2014-GC26	3.365%	11/10/47	63	66
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	125	132
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	06/10/46	39	41
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	54
[2,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	55
[2,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	03/10/50	50	56
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	08/10/50	70	79
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	09/1/52	50	55
[2,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	02/13/53	35	39
[2,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.643%	09/10/47	25	23
[2,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	52
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2017-4	2.050%	11/22/21	14	15
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2018-1I	2.600%	02/15/22	83	84
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2018-2	3.010%	05/18/22	41	42
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-2	2.520%	06/21/23	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	04/22/24	110	113
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	100	100
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-1I	2.780%	05/15/24	75	77
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-2	3.160%	08/19/24	50	51
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	03/21/25	30	31
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	21
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	04/19/27	25	25
[2]	Hyundai Auto Receivables Trust Class A3 Series 2018-A	2.790%	07/15/22	28	28
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	10	10
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2016-B	1.450%	11/15/22	10	10
[2]	Hyundai Auto Receivables Trust Class A4 Series 2018-A	2.940%	06/17/24	75	77
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	05/15/45	154	160
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	109	112
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	06/15/45	165	168
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	109
[2,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	114
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	53
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	04/15/46	208	217
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	07/15/47	75	82
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	01/15/49	75	85
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	08/15/49	250	272
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	41
[2,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	04/15/46	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	11	11
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	04/15/47	50	51
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	08/15/48	57	64
[2,5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	08/15/46	100	108
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	04/15/47	95	104
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	09/15/47	175	192
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	01/15/48	175	191
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	02/15/48	59	64
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	136
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	05/15/48	100	111
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	92
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	07/15/45	39	42
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	71
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	02/15/47	127	139
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	08/15/47	25	27
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	09/15/47	85	94
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	55
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	220
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	07/15/48	100	112
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	07/15/45	26	27
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	08/15/46	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	37
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	02/15/47	25	27
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	04/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	09/15/47	50	54
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	09/15/47	50	54
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	80
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	55
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	01/15/48	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	54
[2,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	07/15/48	50	56
[2,5]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	08/15/46	24	25
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	6	6
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	08/15/47	23	24
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	02/15/48	97	101
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	05/15/48	53	56
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	07/15/48	117	124
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	08/15/48	51	55
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	117	124
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	03/15/49	75	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.971%	02/15/47	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	01/15/48	50	53
[2]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	07/15/50	33	33
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	06/13/52	200	229
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	03/15/50	400	458
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	07/15/50	100	113
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	03/10/52	300	356
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	07/15/50	100	111
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	06/13/52	25	28
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	06/15/49	75	82
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	06/15/51	225	268
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	197
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	85
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	05/13/53	50	52
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	06/15/49	50	54
[2,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	56
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	06/15/51	25	29
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	50	51
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	09/15/25	25	26
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	06/15/26	10	10
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	02/18/25	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A2 Series 2014-C18	3.194%	10/15/47	5	5
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C14	3.669%	02/15/47	43	44
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	139
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	08/15/45	100	103
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.298%	08/15/46	40	43
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	109
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	105
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	05/15/46	50	53
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	02/15/48	200	216
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	04/15/48	75	81
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	07/15/50	125	139
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	05/15/48	75	84
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	85
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	01/15/49	225	248
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	170
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series2014 C19	3.526%	12/15/47	75	81
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	02/15/47	100	108
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	06/15/47	100	109
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	83
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	09/15/49	200	216
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	274
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	05/15/50	150	170
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.498%	08/15/46	20	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	02/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	05/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	05/15/50	100	112
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014 C19	3.326%	12/15/47	44	46
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	06/15/47	19	19
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	02/15/48	45	47
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	04/15/48	94	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	07/15/50	48	51
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	125	132
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	75	79
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	50	53
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	01/15/49	100	105
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	4.917%	02/15/47	100	106
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.494%	06/15/47	50	52
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.631%	10/15/47	50	54
[2,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	04/15/48	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series Class A4 2013-C7	2.918%	02/15/46	68	71
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	02/15/53	175	191
[2]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	03/15/45	350	358
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	84
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	110
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	08/15/49	200	216
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	225
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	06/15/52	250	285
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	03/15/52	150	177
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	224
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	06/15/50	150	169
[2]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	03/15/45	75	76
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	90
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	06/15/52	25	28
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	02/15/53	25	27
[2]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	01/17/23	50	51
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	04/15/25	25	26
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2018-A	2.650%	05/16/22	49	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	125	128
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-C	1.930%	07/15/24	150	154
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	0.550%	07/15/24	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	50	51
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2016-C	1.380%	01/17/23	11	11
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-B	1.950%	10/16/23	104	105
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-A	2.890%	06/17/24	100	103
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	05/15/26	35	36
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	03/17/25	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-2	3.350%	07/17/23	41	41
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	08/15/23	41	42
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	09/15/25	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	01/15/26	25	25
[2]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	09/15/24	275	283
[2]	Synchrony Credit Card Master Note Trust Class A Series 2016-2	2.210%	05/15/24	373	377
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	150	156
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-1	2.970%	03/15/24	275	278
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	05/15/26	275	295
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2017-D	1.930%	01/18/22	59	59
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-A	2.350%	05/16/22	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-B	2.960%	09/15/22	80	82
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	05/15/24	135	138
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	08/15/24	10	10
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-A	2.520%	05/15/23	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	25	26
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	05/15/25	25	26
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	25	27
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	110
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	02/15/51	150	170
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	06/15/50	100	111
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	08/15/50	150	169
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	08/15/50	175	197
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	169
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	173
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	88
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	150
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	02/15/51	275	318
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	04/15/52	100	114
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	137
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	84
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	113
[2,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	06/15/51	125	146
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	08/15/51	100	119
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	06/15/50	50	55
[2,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	08/15/50	50	55
[2,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	08/15/50	75	83
[2,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	70
[2,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	114
[2,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	02/15/51	75	86
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	03/10/46	104	109
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	04/10/46	165	173
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	05/15/51	175	206
[2,5]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	03/15/51	275	319
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	04/10/46	25	26
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	04/15/52	25	29
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	05/15/48	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	62	64
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	48	49
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	08/15/49	150	161
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	109
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	02/15/48	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	02/15/48	234	251
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	05/15/48	175	193
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	06/15/48	175	194
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	09/15/58	75	84
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	56
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	09/15/48	209	231
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	01/15/59	125	139
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	03/15/59	325	361
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	06/15/49	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	177
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	170
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	282
[2,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	03/15/51	275	321
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	06/15/51	200	235
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	08/15/51	75	88
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	09/15/61	150	180
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	06/15/52	200	227
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	224
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	08/15/50	75	82
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	136
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	04/15/50	276	299
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	05/15/48	50	54
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	114
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	07/15/50	192	217
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	09/15/50	175	198
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	05/15/51	175	206
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	03/15/52	225	265
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C50	3.729%	05/15/52	125	145
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	08/15/52	270	299
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	02/15/53	165	181
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	06/15/53	50	54
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	02/15/48	50	54
[2,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	05/15/48	31	34
[2,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	09/15/58	75	83
[2,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	07/15/50	54	60
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	09/15/50	100	112
[2,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	28
[2,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	03/15/51	50	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	08/15/52	100	110
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	02/15/48	113	118
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	06/15/48	119	126
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	04/15/50	27	28
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	09/15/58	50	53
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	05/15/48	45	46
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	100	107
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	01/15/59	58	61
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	04/15/50	50	52
[2]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	06/15/45	125	129
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	08/15/45	75	77
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	122	126
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	03/15/47	21	21
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	38	39
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2012-C6	3.440%	04/15/45	168	171
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	03/15/48	39	41
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	05/15/45	76	80
[2,5]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	08/15/46	100	109
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C11	3.071%	03/15/45	94	98
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	06/15/46	150	159
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	09/15/46	30	33
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	03/15/47	50	55
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	05/15/47	25	27
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	08/15/47	75	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	09/15/57	150	165
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	55
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	71
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	03/15/47	140	153
[2,5]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	06/15/45	100	100
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	03/15/48	18	19
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	05/15/45	15	16
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	06/15/46	75	78
[2,5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	08/15/46	20	21
[2,5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	09/15/46	50	54
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	05/15/47	25	27
[2,5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	03/15/47	60	65
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	08/15/46	11	11
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	09/15/46	19	20
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	17	17
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	03/15/47	18	19
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	05/15/47	19	20
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	64	67
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	03/15/47	42	43
[2,5]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	26
[2,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	03/15/47	25	26
[2,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	09/15/57	25	27
[2]	World Financial Network Credit Card Master Note Trust Class A Series 2017-C	2.310%	08/15/24	150	150
[2]	World Financial Network Credit Card Master Note Trust Class A Series 2018-A	3.070%	12/16/24	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	125	128
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	01/17/23	50	51
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	04/15/25	90	91
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	05/15/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	06/16/25	25	26
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	01/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	25
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	07/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $117,976)					126,289
Corporate Bonds (29.8%)
Communications (2.7%)
	Activision Blizzard Inc.	3.400%	09/15/26	160	182
	Activision Blizzard Inc.	1.350%	09/15/30	150	146
	Activision Blizzard Inc.	4.500%	06/15/47	275	348
	Activision Blizzard Inc.	2.500%	09/15/50	400	368
	Alphabet Inc.	0.450%	08/15/25	500	498
	Alphabet Inc.	0.800%	08/15/27	500	497
	Alphabet Inc.	1.100%	08/15/30	500	496
	Alphabet Inc.	1.900%	08/15/40	200	192
	Alphabet Inc.	2.050%	08/15/50	500	463
	Alphabet Inc.	2.250%	08/15/60	500	468
	America Movil SAB de CV	3.125%	07/16/22	300	312
	America Movil SAB de CV	3.625%	04/22/29	200	228
	America Movil SAB de CV	2.875%	05/7/30	200	216
	America Movil SAB de CV	6.375%	03/1/35	300	434
	America Movil SAB de CV	6.125%	11/15/37	150	212
	America Movil SAB de CV	6.125%	03/30/40	200	289
	America Movil SAB de CV	4.375%	07/16/42	250	309
	America Movil SAB de CV	4.375%	04/22/49	400	497
	AT&T Inc.	3.000%	06/30/22	767	797
	AT&T Inc.	4.050%	12/15/23	100	111
	AT&T Inc.	4.450%	04/1/24	250	279
	AT&T Inc.	3.950%	01/15/25	268	300
	AT&T Inc.	3.400%	05/15/25	940	1,037
	AT&T Inc.	3.600%	07/15/25	275	307
	AT&T Inc.	3.875%	01/15/26	505	572
	AT&T Inc.	4.125%	02/17/26	515	589
	AT&T Inc.	3.800%	02/15/27	700	789
	AT&T Inc.	2.300%	06/1/27	450	472
	AT&T Inc.	1.650%	02/1/28	500	500
	AT&T Inc.	4.100%	02/15/28	804	928
	AT&T Inc.	4.350%	03/1/29	650	761
	AT&T Inc.	4.300%	02/15/30	660	778
	AT&T Inc.	2.750%	06/1/31	450	473
	AT&T Inc.	2.250%	02/1/32	600	600
	AT&T Inc.	4.500%	05/15/35	200	236
	AT&T Inc.	5.250%	03/1/37	500	625
	AT&T Inc.	4.900%	08/15/37	300	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.850%	03/1/39	480	575
	AT&T Inc.	5.350%	09/1/40	600	771
	AT&T Inc.	3.500%	06/1/41	500	526
	AT&T Inc.	5.550%	08/15/41	225	292
	AT&T Inc.	5.150%	03/15/42	375	462
	AT&T Inc.	4.900%	06/15/42	525	626
	AT&T Inc.	4.300%	12/15/42	271	305
	AT&T Inc.	3.100%	02/1/43	500	488
	AT&T Inc.	4.800%	06/15/44	375	449
	AT&T Inc.	4.350%	06/15/45	624	699
	AT&T Inc.	4.750%	05/15/46	650	763
	AT&T Inc.	5.150%	11/15/46	736	913
	AT&T Inc.	5.450%	03/1/47	500	644
	AT&T Inc.	4.500%	03/9/48	500	571
	AT&T Inc.	4.550%	03/9/49	362	414
	AT&T Inc.	5.150%	02/15/50	332	416
	AT&T Inc.	3.650%	06/1/51	600	602
[6]	AT&T Inc.	3.500%	09/15/53	1,558	1,504
[6]	AT&T Inc.	3.550%	09/15/55	1,550	1,488
[6]	AT&T Inc.	3.650%	09/15/59	329	323
	AT&T Inc.	3.850%	06/1/60	300	307
	AT&T Inc.	3.500%	02/1/61	400	381
	Baidu Inc.	3.500%	11/28/22	275	288
	Baidu Inc.	3.875%	09/29/23	200	215
	Baidu Inc.	4.375%	05/14/24	200	220
	Baidu Inc.	3.075%	04/7/25	200	212
	Baidu Inc.	3.625%	07/6/27	200	219
	Baidu Inc.	4.375%	03/29/28	100	114
	Baidu Inc.	3.425%	04/7/30	200	219
	Bell Canada Inc.	4.300%	07/29/49	100	125
	Booking Holdings Inc.	2.750%	03/15/23	100	105
	Booking Holdings Inc.	3.650%	03/15/25	100	110
	Booking Holdings Inc.	4.100%	04/13/25	200	225
	Booking Holdings Inc.	3.600%	06/1/26	225	249
	Booking Holdings Inc.	3.550%	03/15/28	100	112
	Booking Holdings Inc.	4.625%	04/13/30	400	478
	British Telecommunications plc	4.500%	12/4/23	200	221
	British Telecommunications plc	5.125%	12/4/28	100	121
	British Telecommunications plc	9.625%	12/15/30	516	827
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	07/23/22	676	715
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	02/1/24	175	194
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	07/23/25	850	981
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	02/15/28	730	808
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	03/30/29	225	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	04/1/31	330	342
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	784
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	04/1/38	150	183
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	866
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	05/1/47	450	533
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	04/1/48	400	495
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	07/1/49	375	429
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	03/1/50	550	626
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	04/1/51	400	393
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	104
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	166
Comcast Corp.	3.000%	02/1/24	710	765
Comcast Corp.	3.375%	02/15/25	264	292
Comcast Corp.	3.100%	04/1/25	395	435
Comcast Corp.	3.375%	08/15/25	951	1,061
Comcast Corp.	3.950%	10/15/25	625	717
Comcast Corp.	3.150%	03/1/26	400	445
Comcast Corp.	2.350%	01/15/27	495	531
Comcast Corp.	3.300%	04/1/27	150	169
Comcast Corp.	3.150%	02/15/28	325	364
Comcast Corp.	4.150%	10/15/28	950	1,142
Comcast Corp.	2.650%	02/1/30	300	327
Comcast Corp.	3.400%	04/1/30	350	403
Comcast Corp.	4.250%	10/15/30	350	429
Comcast Corp.	1.950%	01/15/31	500	513
Comcast Corp.	1.500%	02/15/31	500	491
Comcast Corp.	4.250%	01/15/33	275	342
Comcast Corp.	4.200%	08/15/34	175	218
Comcast Corp.	5.650%	06/15/35	1,065	1,510
Comcast Corp.	4.400%	08/15/35	150	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.200%	07/15/36	225	249
	Comcast Corp.	6.450%	03/15/37	175	265
	Comcast Corp.	6.950%	08/15/37	250	397
	Comcast Corp.	3.900%	03/1/38	175	207
	Comcast Corp.	6.400%	05/15/38	100	154
	Comcast Corp.	4.600%	10/15/38	550	699
	Comcast Corp.	3.250%	11/1/39	250	278
	Comcast Corp.	6.400%	03/1/40	150	231
	Comcast Corp.	3.750%	04/1/40	300	350
	Comcast Corp.	4.650%	07/15/42	370	478
	Comcast Corp.	4.500%	01/15/43	100	127
	Comcast Corp.	4.600%	08/15/45	250	321
	Comcast Corp.	3.400%	07/15/46	500	552
	Comcast Corp.	3.969%	11/1/47	1,086	1,289
	Comcast Corp.	4.700%	10/15/48	475	629
	Comcast Corp.	3.999%	11/1/49	268	325
	Comcast Corp.	3.450%	02/1/50	400	449
	Comcast Corp.	2.800%	01/15/51	500	501
	Comcast Corp.	2.450%	08/15/52	500	463
	Comcast Corp.	4.950%	10/15/58	475	676
	Comcast Corp.	2.650%	08/15/62	500	468
	Deutsche Telekom International Finance BV	8.750%	06/15/30	775	1,202
	Discovery Communications LLC	2.950%	03/20/23	100	105
	Discovery Communications LLC	3.800%	03/13/24	100	109
	Discovery Communications LLC	3.900%	11/15/24	150	166
	Discovery Communications LLC	3.450%	03/15/25	380	415
	Discovery Communications LLC	3.950%	06/15/25	303	342
	Discovery Communications LLC	4.900%	03/11/26	150	175
	Discovery Communications LLC	3.950%	03/20/28	400	455
	Discovery Communications LLC	4.125%	05/15/29	100	115
	Discovery Communications LLC	3.625%	05/15/30	230	255
	Discovery Communications LLC	5.000%	09/20/37	325	393
	Discovery Communications LLC	6.350%	06/1/40	150	206
	Discovery Communications LLC	4.875%	04/1/43	300	346
	Discovery Communications LLC	5.200%	09/20/47	225	269
	Discovery Communications LLC	5.300%	05/15/49	75	92
	Discovery Communications LLC	4.650%	05/15/50	200	227
[6]	Discovery Communications LLC	4.000%	09/15/55	269	271
	Electronic Arts Inc.	4.800%	03/1/26	100	119
[6]	Expedia Group Inc.	3.600%	12/15/23	100	102
	Expedia Group Inc.	4.500%	08/15/24	100	106
	Expedia Group Inc.	5.000%	02/15/26	150	160
[6]	Expedia Group Inc.	4.625%	08/1/27	150	157
	Expedia Group Inc.	3.250%	02/15/30	250	240
	Fox Corp.	3.666%	01/25/22	50	52
	Fox Corp.	4.030%	01/25/24	250	275
	Fox Corp.	3.050%	04/7/25	100	109
	Fox Corp.	4.709%	01/25/29	375	449
	Fox Corp.	3.500%	04/8/30	150	169
	Fox Corp.	5.476%	01/25/39	250	334
	Fox Corp.	5.576%	01/25/49	425	589
	Grupo Televisa SAB	6.625%	03/18/25	100	121
	Grupo Televisa SAB	4.625%	01/30/26	100	112
	Grupo Televisa SAB	6.625%	01/15/40	125	165
	Grupo Televisa SAB	5.000%	05/13/45	425	482
	Grupo Televisa SAB	5.250%	05/24/49	200	237
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	3.750%	02/15/23	150	160
	Interpublic Group of Cos. Inc.	4.200%	04/15/24	422	469
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	118
	Interpublic Group of Cos. Inc.	4.750%	03/30/30	100	120
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	206
	Koninklijke KPN NV	8.375%	10/1/30	125	181
	NBCUniversal Media LLC	6.400%	04/30/40	150	232
	NBCUniversal Media LLC	5.950%	04/1/41	225	335
	NBCUniversal Media LLC	4.450%	01/15/43	225	286
	Omnicom Group Inc.	3.625%	05/1/22	250	262
	Omnicom Group Inc.	3.650%	11/1/24	150	165
	Omnicom Group Inc.	3.600%	04/15/26	250	282
	Omnicom Group Inc.	2.450%	04/30/30	150	155
	Omnicom Group Inc.	4.200%	06/1/30	100	117
	Orange SA	9.000%	03/1/31	450	730
	Orange SA	5.375%	01/13/42	325	456
	Orange SA	5.500%	02/6/44	200	287
	Rogers Communications Inc.	3.000%	03/15/23	205	216
	Rogers Communications Inc.	4.100%	10/1/23	175	191
	Rogers Communications Inc.	3.625%	12/15/25	125	141
	Rogers Communications Inc.	2.900%	11/15/26	100	111
	Rogers Communications Inc.	4.500%	03/15/43	265	321
	Rogers Communications Inc.	5.000%	03/15/44	190	241
	Rogers Communications Inc.	4.350%	05/1/49	450	546
	Rogers Communications Inc.	3.700%	11/15/49	150	167
	Telefonica Emisiones SA	4.103%	03/8/27	250	284
	Telefonica Emisiones SA	7.045%	06/20/36	475	683
	Telefonica Emisiones SA	4.665%	03/6/38	200	229
	Telefonica Emisiones SA	5.213%	03/8/47	550	652
	Telefonica Emisiones SA	4.895%	03/6/48	250	287
	Telefonica Emisiones SA	5.520%	03/1/49	335	413
	Telefonica Europe BV	8.250%	09/15/30	250	376
	TELUS Corp.	2.800%	02/16/27	100	107
	TELUS Corp.	4.300%	06/15/49	200	244
	Tencent Music Entertainment Group	2.000%	09/3/30	200	196
	Time Warner Cable LLC	6.550%	05/1/37	200	265
	Time Warner Cable LLC	7.300%	07/1/38	50	71
	Time Warner Cable LLC	6.750%	06/15/39	400	547
	Time Warner Cable LLC	5.875%	11/15/40	425	530
	Time Warner Cable LLC	5.500%	09/1/41	250	302
	Time Warner Cable LLC	4.500%	09/15/42	250	271
	Time Warner Entertainment Co. LP	8.375%	03/15/23	200	236
	Time Warner Entertainment Co. LP	8.375%	07/15/33	200	308
[6]	T-Mobile USA Inc.	3.500%	04/15/25	600	658
[6]	T-Mobile USA Inc.	1.500%	02/15/26	200	201
[6]	T-Mobile USA Inc.	3.750%	04/15/27	800	895
[6]	T-Mobile USA Inc.	2.050%	02/15/28	250	256
[6]	T-Mobile USA Inc.	3.875%	04/15/30	1,520	1,730
[3,6]	T-Mobile USA Inc.	2.550%	02/15/31	900	927
[6]	T-Mobile USA Inc.	4.375%	04/15/40	400	468
[6]	T-Mobile USA Inc.	4.500%	04/15/50	600	714
[3,6]	T-Mobile USA Inc.	3.300%	02/15/51	500	492
	TWDC Enterprises 18 Corp.	2.550%	02/15/22	75	77
	TWDC Enterprises 18 Corp.	2.450%	03/4/22	75	77
	TWDC Enterprises 18 Corp.	3.150%	09/17/25	150	166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TWDC Enterprises 18 Corp.	1.850%	07/30/26	1,070	1,122
TWDC Enterprises 18 Corp.	4.375%	08/16/41	75	94
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	249
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	141
TWDC Enterprises 18 Corp.	3.000%	07/30/46	300	311
Verizon Communications Inc.	2.946%	03/15/22	400	414
Verizon Communications Inc.	5.150%	09/15/23	830	941
Verizon Communications Inc.	4.150%	03/15/24	100	111
Verizon Communications Inc.	3.500%	11/1/24	400	441
Verizon Communications Inc.	3.376%	02/15/25	534	595
Verizon Communications Inc.	2.625%	08/15/26	475	518
Verizon Communications Inc.	4.125%	03/16/27	700	825
Verizon Communications Inc.	3.000%	03/22/27	150	167
Verizon Communications Inc.	4.329%	09/21/28	1,229	1,492
Verizon Communications Inc.	4.016%	12/3/29	927	1,110
Verizon Communications Inc.	3.150%	03/22/30	310	350
Verizon Communications Inc.	4.500%	08/10/33	575	725
Verizon Communications Inc.	4.400%	11/1/34	725	904
Verizon Communications Inc.	4.272%	01/15/36	513	628
Verizon Communications Inc.	5.250%	03/16/37	875	1,207
Verizon Communications Inc.	4.812%	03/15/39	350	458
Verizon Communications Inc.	4.750%	11/1/41	175	233
Verizon Communications Inc.	3.850%	11/1/42	425	503
Verizon Communications Inc.	4.125%	08/15/46	250	305
Verizon Communications Inc.	4.862%	08/21/46	1,279	1,739
Verizon Communications Inc.	4.522%	09/15/48	747	980
Verizon Communications Inc.	5.012%	04/15/49	385	554
Verizon Communications Inc.	4.000%	03/22/50	250	307
Verizon Communications Inc.	4.672%	03/15/55	600	833
ViacomCBS Inc.	2.900%	06/1/23	75	78
ViacomCBS Inc.	4.250%	09/1/23	225	245
ViacomCBS Inc.	3.875%	04/1/24	124	135
ViacomCBS Inc.	3.700%	08/15/24	175	191
ViacomCBS Inc.	3.500%	01/15/25	150	163
ViacomCBS Inc.	4.750%	05/15/25	300	345
ViacomCBS Inc.	2.900%	01/15/27	279	302
ViacomCBS Inc.	3.375%	02/15/28	100	110
ViacomCBS Inc.	3.700%	06/1/28	100	111
ViacomCBS Inc.	4.950%	01/15/31	250	300
ViacomCBS Inc.	4.200%	05/19/32	200	229
ViacomCBS Inc.	5.500%	05/15/33	75	92
ViacomCBS Inc.	6.875%	04/30/36	240	329
ViacomCBS Inc.	5.900%	10/15/40	225	276
ViacomCBS Inc.	4.850%	07/1/42	225	252
ViacomCBS Inc.	4.375%	03/15/43	406	431
ViacomCBS Inc.	5.850%	09/1/43	225	281
ViacomCBS Inc.	4.900%	08/15/44	100	114
ViacomCBS Inc.	4.950%	05/19/50	250	289
Vodafone Group plc	3.750%	01/16/24	650	709
Vodafone Group plc	4.125%	05/30/25	500	570
Vodafone Group plc	4.375%	05/30/28	650	767
Vodafone Group plc	7.875%	02/15/30	150	217
Vodafone Group plc	6.250%	11/30/32	100	136
Vodafone Group plc	6.150%	02/27/37	200	277
Vodafone Group plc	5.000%	05/30/38	325	401
Vodafone Group plc	4.375%	02/19/43	275	321
Vodafone Group plc	5.250%	05/30/48	700	902
Vodafone Group plc	4.875%	06/19/49	350	430

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vodafone Group plc	4.250%	09/17/50	450	520
Vodafone Group plc	5.125%	06/19/59	100	128
Walt Disney Co.	1.650%	09/1/22	100	102
Walt Disney Co.	3.000%	09/15/22	275	289
Walt Disney Co.	1.750%	08/30/24	100	104
Walt Disney Co.	3.700%	09/15/24	200	222
Walt Disney Co.	3.350%	03/24/25	345	383
Walt Disney Co.	3.700%	10/15/25	125	142
Walt Disney Co.	1.750%	01/13/26	300	312
Walt Disney Co.	2.200%	01/13/28	200	210
Walt Disney Co.	2.000%	09/1/29	400	413
Walt Disney Co.	3.800%	03/22/30	240	283
Walt Disney Co.	2.650%	01/13/31	700	755
Walt Disney Co.	6.550%	03/15/33	100	146
Walt Disney Co.	6.200%	12/15/34	400	591
Walt Disney Co.	6.400%	12/15/35	365	555
Walt Disney Co.	6.150%	03/1/37	200	290
Walt Disney Co.	6.650%	11/15/37	200	301
Walt Disney Co.	4.625%	03/23/40	75	95
Walt Disney Co.	3.500%	05/13/40	400	452
Walt Disney Co.	5.400%	10/1/43	100	138
Walt Disney Co.	4.750%	09/15/44	175	222
Walt Disney Co.	2.750%	09/1/49	400	387
Walt Disney Co.	4.700%	03/23/50	395	522
Walt Disney Co.	3.600%	01/13/51	600	676
Walt Disney Co.	3.800%	05/13/60	300	346
Weibo Corp.	3.500%	07/5/24	200	211
Weibo Corp.	3.375%	07/8/30	200	204
WPP Finance 2010	3.625%	09/7/22	200	210
WPP Finance 2010	3.750%	09/19/24	100	110
				126,498
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	04/15/30	250	281
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	308
Alibaba Group Holding Ltd.	2.800%	06/6/23	200	210
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	439
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	448
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	350
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	237
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	540
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	133
Amazon.com Inc.	3.300%	12/5/21	200	205
Amazon.com Inc.	2.500%	11/29/22	150	156
Amazon.com Inc.	2.400%	02/22/23	450	471
Amazon.com Inc.	0.400%	06/3/23	200	200
Amazon.com Inc.	2.800%	08/22/24	250	271
Amazon.com Inc.	3.800%	12/5/24	120	135
Amazon.com Inc.	0.800%	06/3/25	285	288
Amazon.com Inc.	5.200%	12/3/25	225	274
Amazon.com Inc.	1.200%	06/3/27	285	289
Amazon.com Inc.	3.150%	08/22/27	725	825
Amazon.com Inc.	1.500%	06/3/30	505	514
Amazon.com Inc.	4.800%	12/5/34	225	310
Amazon.com Inc.	3.875%	08/22/37	600	747
Amazon.com Inc.	4.950%	12/5/44	350	497
Amazon.com Inc.	4.050%	08/22/47	600	773
Amazon.com Inc.	2.500%	06/3/50	590	601
Amazon.com Inc.	4.250%	08/22/57	500	680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.700%	06/3/60	400	410
	American Honda Finance Corp.	3.375%	12/10/21	150	155
	American Honda Finance Corp.	2.200%	06/27/22	150	154
	American Honda Finance Corp.	2.600%	11/16/22	40	42
	American Honda Finance Corp.	1.950%	05/10/23	200	207
	American Honda Finance Corp.	0.875%	07/7/23	200	202
	American Honda Finance Corp.	3.450%	07/14/23	125	135
	American Honda Finance Corp.	3.625%	10/10/23	100	109
	American Honda Finance Corp.	2.900%	02/16/24	150	160
	American Honda Finance Corp.	2.400%	06/27/24	100	106
	American Honda Finance Corp.	2.150%	09/10/24	125	131
	American Honda Finance Corp.	1.200%	07/8/25	200	201
	American Honda Finance Corp.	2.300%	09/9/26	50	53
	American Honda Finance Corp.	2.350%	01/8/27	100	106
	American Honda Finance Corp.	3.500%	02/15/28	100	113
[2]	American University	3.672%	04/1/49	75	85
	Aptiv Corp.	4.150%	03/15/24	125	137
	Aptiv plc	4.250%	01/15/26	150	172
	Aptiv plc	4.350%	03/15/29	50	56
	Aptiv plc	4.400%	10/1/46	50	47
	Aptiv plc	5.400%	03/15/49	50	57
	AutoNation Inc.	3.500%	11/15/24	205	218
	AutoNation Inc.	4.500%	10/1/25	150	167
	AutoNation Inc.	3.800%	11/15/27	75	82
	AutoZone Inc.	3.700%	04/15/22	100	104
	AutoZone Inc.	2.875%	01/15/23	75	79
	AutoZone Inc.	3.125%	07/15/23	125	133
	AutoZone Inc.	3.125%	04/18/24	130	140
	AutoZone Inc.	3.250%	04/15/25	132	145
	AutoZone Inc.	3.625%	04/15/25	153	171
	AutoZone Inc.	3.125%	04/21/26	100	109
	AutoZone Inc.	3.750%	06/1/27	100	114
	AutoZone Inc.	3.750%	04/18/29	100	116
	AutoZone Inc.	4.000%	04/15/30	250	296
	AutoZone Inc.	1.650%	01/15/31	500	491
	Best Buy Co. Inc.	4.450%	10/1/28	200	237
	BorgWarner Inc.	3.375%	03/15/25	75	81
	BorgWarner Inc.	2.650%	07/1/27	200	211
	BorgWarner Inc.	4.375%	03/15/45	100	118
[2]	Boston University	4.061%	10/1/48	50	65
	California Institute of Technology	4.321%	08/1/45	70	91
	California Institute of Technology	4.700%	11/1/11	50	70
	California Institute of Technology	3.650%	09/1/19	100	109
	Cleveland Clinic Foundation	4.858%	01/1/14	100	142
	Daimler Finance North America LLC	8.500%	01/18/31	250	387
	Darden Restaurants Inc.	3.850%	05/1/27	200	212
	Darden Restaurants Inc.	4.550%	02/15/48	50	50
	DR Horton Inc.	4.375%	09/15/22	100	106
	DR Horton Inc.	4.750%	02/15/23	225	243
	DR Horton Inc.	5.750%	08/15/23	75	84
	DR Horton Inc.	2.500%	10/15/24	100	106
[2]	Duke University	2.682%	10/1/44	100	105
[2]	Duke University	2.832%	10/1/55	300	326
	eBay Inc.	3.800%	03/9/22	100	104
	eBay Inc.	2.600%	07/15/22	450	465
	eBay Inc.	2.750%	01/30/23	175	183
	eBay Inc.	3.450%	08/1/24	125	137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
eBay Inc.	1.900%	03/11/25	180	188
eBay Inc.	3.600%	06/5/27	300	339
eBay Inc.	2.700%	03/11/30	380	402
eBay Inc.	4.000%	07/15/42	250	279
Emory University	2.143%	09/1/30	150	159
Emory University	2.969%	09/1/50	50	55
Ford Foundation	2.415%	06/1/50	60	62
Ford Foundation	2.815%	06/1/70	150	160
Fortune Brands Home & Security Inc.	4.000%	09/21/23	100	109
Fortune Brands Home & Security Inc.	4.000%	06/15/25	233	265
Fortune Brands Home & Security Inc.	3.250%	09/15/29	50	55
General Motors Co.	4.875%	10/2/23	625	681
General Motors Co.	5.400%	10/2/23	250	276
General Motors Co.	6.125%	10/1/25	600	695
General Motors Co.	6.800%	10/1/27	100	121
General Motors Co.	5.000%	04/1/35	165	178
General Motors Co.	6.600%	04/1/36	250	303
General Motors Co.	5.150%	04/1/38	225	239
General Motors Co.	6.250%	10/2/43	210	249
General Motors Co.	5.200%	04/1/45	230	248
General Motors Co.	6.750%	04/1/46	130	160
General Motors Co.	5.400%	04/1/48	200	220
General Motors Co.	5.950%	04/1/49	175	204
General Motors Financial Co. Inc.	4.200%	11/6/21	50	52
General Motors Financial Co. Inc.	3.450%	01/14/22	125	128
General Motors Financial Co. Inc.	3.450%	04/10/22	355	365
General Motors Financial Co. Inc.	3.150%	06/30/22	100	103
General Motors Financial Co. Inc.	3.550%	07/8/22	200	207
General Motors Financial Co. Inc.	3.250%	01/5/23	275	284
General Motors Financial Co. Inc.	5.200%	03/20/23	300	325
General Motors Financial Co. Inc.	3.700%	05/9/23	200	209
General Motors Financial Co. Inc.	4.250%	05/15/23	150	160
General Motors Financial Co. Inc.	4.150%	06/19/23	200	212
General Motors Financial Co. Inc.	1.700%	08/18/23	500	500
General Motors Financial Co. Inc.	5.100%	01/17/24	100	109
General Motors Financial Co. Inc.	3.950%	04/13/24	400	422
General Motors Financial Co. Inc.	3.500%	11/7/24	200	210
General Motors Financial Co. Inc.	4.000%	01/15/25	175	187
General Motors Financial Co. Inc.	2.900%	02/26/25	958	987
General Motors Financial Co. Inc.	4.350%	04/9/25	325	353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.750%	06/20/25	150	154
	General Motors Financial Co. Inc.	5.250%	03/1/26	150	169
	General Motors Financial Co. Inc.	4.350%	01/17/27	325	352
	General Motors Financial Co. Inc.	2.700%	08/20/27	500	498
	General Motors Financial Co. Inc.	3.600%	06/21/30	800	826
	George Washington University	4.126%	09/15/48	300	368
	Georgetown University	4.315%	04/1/49	68	87
	Georgetown University	2.943%	04/1/50	100	100
	Georgetown University	5.215%	10/1/18	59	80
	Harley-Davidson Inc.	3.500%	07/28/25	100	105
	Harley-Davidson Inc.	4.625%	07/28/45	125	134
	Hasbro Inc.	3.900%	11/19/29	350	368
	Hasbro Inc.	6.350%	03/15/40	125	147
	Hasbro Inc.	5.100%	05/15/44	50	51
	Home Depot Inc.	3.250%	03/1/22	150	156
	Home Depot Inc.	2.625%	06/1/22	265	275
	Home Depot Inc.	2.700%	04/1/23	25	26
	Home Depot Inc.	3.750%	02/15/24	200	220
	Home Depot Inc.	3.350%	09/15/25	250	281
	Home Depot Inc.	3.000%	04/1/26	275	309
	Home Depot Inc.	2.125%	09/15/26	100	107
	Home Depot Inc.	2.500%	04/15/27	195	212
	Home Depot Inc.	2.800%	09/14/27	200	221
	Home Depot Inc.	3.900%	12/6/28	100	119
	Home Depot Inc.	2.950%	06/15/29	700	792
	Home Depot Inc.	2.700%	04/15/30	445	495
	Home Depot Inc.	5.875%	12/16/36	825	1,236
	Home Depot Inc.	3.300%	04/15/40	295	335
	Home Depot Inc.	5.950%	04/1/41	175	265
	Home Depot Inc.	4.200%	04/1/43	200	250
	Home Depot Inc.	4.875%	02/15/44	300	409
	Home Depot Inc.	4.400%	03/15/45	100	129
	Home Depot Inc.	4.250%	04/1/46	330	420
	Home Depot Inc.	3.900%	06/15/47	250	307
	Home Depot Inc.	4.500%	12/6/48	125	167
	Home Depot Inc.	3.125%	12/15/49	525	583
	Home Depot Inc.	3.350%	04/15/50	375	431
	Hyatt Hotels Corp.	3.375%	07/15/23	100	102
	Hyatt Hotels Corp.	4.850%	03/15/26	50	54
	Hyatt Hotels Corp.	4.375%	09/15/28	75	77
	JD.com Inc.	3.125%	04/29/21	200	202
	JD.com Inc.	3.375%	01/14/30	200	216
[2]	Johns Hopkins University	4.083%	07/1/53	75	100
	Kohl's Corp.	4.250%	07/17/25	374	363
	Kohl's Corp.	5.550%	07/17/45	100	91
	Las Vegas Sands Corp.	3.200%	08/8/24	365	369
	Las Vegas Sands Corp.	2.900%	06/25/25	200	199
	Las Vegas Sands Corp.	3.500%	08/18/26	145	147
	Las Vegas Sands Corp.	3.900%	08/8/29	65	65
	Lear Corp.	3.800%	09/15/27	100	105
	Lear Corp.	4.250%	05/15/29	150	160
	Lear Corp.	3.500%	05/30/30	100	102
	Lear Corp.	5.250%	05/15/49	125	135
	Leggett & Platt Inc.	3.800%	11/15/24	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leggett & Platt Inc.	3.500%	11/15/27	125	131
	Leggett & Platt Inc.	4.400%	03/15/29	75	83
	Leland Stanford Junior University	3.647%	05/1/48	500	616
	Lowe's Cos. Inc.	3.120%	04/15/22	150	155
	Lowe's Cos. Inc.	3.875%	09/15/23	275	302
	Lowe's Cos. Inc.	3.125%	09/15/24	100	109
	Lowe's Cos. Inc.	3.375%	09/15/25	200	224
	Lowe's Cos. Inc.	2.500%	04/15/26	250	271
	Lowe's Cos. Inc.	3.100%	05/3/27	350	390
	Lowe's Cos. Inc.	6.500%	03/15/29	67	90
	Lowe's Cos. Inc.	3.650%	04/5/29	300	346
	Lowe's Cos. Inc.	4.500%	04/15/30	250	309
	Lowe's Cos. Inc.	4.650%	04/15/42	100	126
	Lowe's Cos. Inc.	4.250%	09/15/44	100	119
	Lowe's Cos. Inc.	4.375%	09/15/45	150	184
	Lowe's Cos. Inc.	3.700%	04/15/46	250	286
	Lowe's Cos. Inc.	4.050%	05/3/47	300	357
	Lowe's Cos. Inc.	4.550%	04/5/49	375	480
	Lowe's Cos. Inc.	5.125%	04/15/50	300	412
	Magna International Inc.	3.625%	06/15/24	170	186
	Magna International Inc.	4.150%	10/1/25	100	114
	Magna International Inc.	2.450%	06/15/30	100	105
	Marriott International Inc.	3.125%	10/15/21	50	51
	Marriott International Inc.	2.125%	10/3/22	200	201
	Marriott International Inc.	3.750%	03/15/25	175	181
	Marriott International Inc.	3.750%	10/1/25	65	67
	Marriott International Inc.	3.125%	06/15/26	1,083	1,077
	Marriott International Inc.	4.000%	04/15/28	50	51
	Marriott International Inc.	4.625%	06/15/30	200	214
	Masco Corp.	4.450%	04/1/25	50	57
	Masco Corp.	4.375%	04/1/26	100	116
	Masco Corp.	3.500%	11/15/27	100	111
	Masco Corp.	7.750%	08/1/29	24	33
	Masco Corp.	2.000%	10/1/30	500	499
	Masco Corp.	4.500%	05/15/47	100	119
[2]	Massachusetts Institute of Technology	3.959%	07/1/38	125	156
	Massachusetts Institute of Technology	2.989%	07/1/50	85	98
	Massachusetts Institute of Technology	5.600%	07/1/11	130	229
	Massachusetts Institute of Technology	4.678%	07/1/14	275	404
	Massachusetts Institute of Technology	3.885%	07/1/16	100	125
	McDonald's Corp.	2.625%	01/15/22	275	283
	McDonald's Corp.	3.350%	04/1/23	200	214
	McDonald's Corp.	3.375%	05/26/25	175	195
	McDonald's Corp.	3.300%	07/1/25	497	554
	McDonald's Corp.	3.700%	01/30/26	300	342
	McDonald's Corp.	3.500%	03/1/27	200	227
	McDonald's Corp.	3.500%	07/1/27	315	358
	McDonald's Corp.	3.800%	04/1/28	350	407
	McDonald's Corp.	2.625%	09/1/29	200	217
	McDonald's Corp.	2.125%	03/1/30	200	208
	McDonald's Corp.	3.600%	07/1/30	200	233
	McDonald's Corp.	4.700%	12/9/35	200	256
	McDonald's Corp.	6.300%	10/15/37	150	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	6.300%	03/1/38	100	149
	McDonald's Corp.	5.700%	02/1/39	100	140
	McDonald's Corp.	3.700%	02/15/42	25	28
	McDonald's Corp.	3.625%	05/1/43	100	112
	McDonald's Corp.	4.600%	05/26/45	210	259
	McDonald's Corp.	4.875%	12/9/45	300	388
	McDonald's Corp.	4.450%	03/1/47	250	310
	McDonald's Corp.	4.450%	09/1/48	150	186
	McDonald's Corp.	3.625%	09/1/49	350	390
	McDonald's Corp.	4.200%	04/1/50	200	243
	Mohawk Industries Inc.	3.850%	02/1/23	100	106
	Mohawk Industries Inc.	3.625%	05/15/30	125	136
	NIKE Inc.	2.400%	03/27/25	225	242
	NIKE Inc.	2.375%	11/1/26	200	217
	NIKE Inc.	2.750%	03/27/27	200	221
	NIKE Inc.	2.850%	03/27/30	200	224
	NIKE Inc.	3.250%	03/27/40	200	228
	NIKE Inc.	3.625%	05/1/43	125	147
	NIKE Inc.	3.875%	11/1/45	225	279
	NIKE Inc.	3.375%	11/1/46	100	113
	NIKE Inc.	3.375%	03/27/50	300	349
[2]	Northwestern University	4.643%	12/1/44	75	100
[2]	Northwestern University	2.640%	12/1/50	50	52
[2]	Northwestern University	3.662%	12/1/57	75	95
	NVR Inc.	3.950%	09/15/22	100	106
	NVR Inc.	3.000%	05/15/30	200	215
	O'Reilly Automotive Inc.	3.800%	09/1/22	100	105
	O'Reilly Automotive Inc.	3.850%	06/15/23	75	81
	O'Reilly Automotive Inc.	3.550%	03/15/26	100	113
	O'Reilly Automotive Inc.	3.600%	09/1/27	325	369
	O'Reilly Automotive Inc.	4.200%	04/1/30	125	150
	O'Reilly Automotive Inc.	1.750%	03/15/31	500	495
	President and Fellows of Harvard College	4.875%	10/15/40	225	317
	President and Fellows of Harvard College	3.150%	07/15/46	100	116
	Ralph Lauren Corp.	1.700%	06/15/22	100	102
	Ralph Lauren Corp.	3.750%	09/15/25	50	56
	Ralph Lauren Corp.	2.950%	06/15/30	200	209
	Ross Stores Inc.	4.600%	04/15/25	200	229
	Ross Stores Inc.	4.700%	04/15/27	150	177
	Ross Stores Inc.	4.800%	04/15/30	150	182
	Ross Stores Inc.	5.450%	04/15/50	150	195
	Sands China Ltd.	4.600%	08/8/23	400	426
	Sands China Ltd.	5.125%	08/8/25	400	437
[6]	Sands China Ltd.	3.800%	01/8/26	200	208
	Sands China Ltd.	5.400%	08/8/28	300	335
[6]	Sands China Ltd.	4.375%	06/18/30	200	211
	Starbucks Corp.	1.300%	05/7/22	100	101
	Starbucks Corp.	2.700%	06/15/22	75	78
	Starbucks Corp.	3.100%	03/1/23	375	397
	Starbucks Corp.	3.850%	10/1/23	100	109
	Starbucks Corp.	2.450%	06/15/26	200	217
	Starbucks Corp.	3.500%	03/1/28	100	114
	Starbucks Corp.	4.000%	11/15/28	200	236
	Starbucks Corp.	3.550%	08/15/29	200	229
	Starbucks Corp.	2.250%	03/12/30	450	467
	Starbucks Corp.	2.550%	11/15/30	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	4.300%	06/15/45	50	58
	Starbucks Corp.	3.750%	12/1/47	125	136
	Starbucks Corp.	4.500%	11/15/48	200	242
	Starbucks Corp.	3.350%	03/12/50	100	103
	Starbucks Corp.	3.500%	11/15/50	300	319
	Steelcase Inc.	5.125%	01/18/29	125	140
	Tapestry Inc.	3.000%	07/15/22	125	126
	Tapestry Inc.	4.250%	04/1/25	97	101
	Tapestry Inc.	4.125%	07/15/27	100	99
	TJX Cos. Inc.	2.500%	05/15/23	100	105
	TJX Cos. Inc.	3.500%	04/15/25	150	167
	TJX Cos. Inc.	2.250%	09/15/26	350	373
	TJX Cos. Inc.	3.750%	04/15/27	450	516
	TJX Cos. Inc.	3.875%	04/15/30	395	467
	TJX Cos. Inc.	4.500%	04/15/50	100	129
	Toyota Motor Corp.	2.157%	07/2/22	100	103
	Toyota Motor Corp.	3.419%	07/20/23	150	162
	Toyota Motor Corp.	2.358%	07/2/24	100	106
	Toyota Motor Corp.	2.760%	07/2/29	100	111
	Toyota Motor Credit Corp.	1.800%	10/7/21	80	81
	Toyota Motor Credit Corp.	2.600%	01/11/22	200	206
	Toyota Motor Credit Corp.	3.300%	01/12/22	175	181
	Toyota Motor Credit Corp.	2.650%	04/12/22	500	517
	Toyota Motor Credit Corp.	1.150%	05/26/22	1,100	1,114
	Toyota Motor Credit Corp.	2.800%	07/13/22	100	104
	Toyota Motor Credit Corp.	2.150%	09/8/22	200	207
	Toyota Motor Credit Corp.	2.625%	01/10/23	100	105
	Toyota Motor Credit Corp.	0.500%	08/14/23	500	500
	Toyota Motor Credit Corp.	1.350%	08/25/23	200	205
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	316
	Toyota Motor Credit Corp.	2.900%	04/17/24	125	135
	Toyota Motor Credit Corp.	1.800%	02/13/25	250	261
	Toyota Motor Credit Corp.	3.400%	04/14/25	125	139
	Toyota Motor Credit Corp.	3.200%	01/11/27	200	224
	Toyota Motor Credit Corp.	1.150%	08/13/27	500	499
	Toyota Motor Credit Corp.	3.050%	01/11/28	100	112
	Toyota Motor Credit Corp.	3.650%	01/8/29	100	117
	Toyota Motor Credit Corp.	2.150%	02/13/30	150	158
	Toyota Motor Credit Corp.	3.375%	04/1/30	400	460
	Trustees of Boston College	3.129%	07/1/52	100	112
	Trustees of Princeton University	5.700%	03/1/39	200	309
	Trustees of Princeton University	2.516%	07/1/50	150	158
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	201
[2]	University of Chicago	2.547%	04/1/50	500	497
	University of Chicago	4.003%	10/1/53	100	126
[2]	University of Notre Dame du Lac	3.438%	02/15/45	100	118
	University of Notre Dame du Lac	3.394%	02/15/48	125	147
	University of Pennsylvania	4.674%	09/1/12	50	70
[2]	University of Southern California	3.028%	10/1/39	100	109
[2]	University of Southern California	3.841%	10/1/47	200	252
	University of Southern California	5.250%	10/1/11	100	158
	VF Corp.	2.050%	04/23/22	200	205
	VF Corp.	2.400%	04/23/25	200	212
	VF Corp.	2.950%	04/23/30	200	217
	Whirlpool Corp.	4.700%	06/1/22	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	4.000%	03/1/24	50	55
	Whirlpool Corp.	3.700%	05/1/25	75	84
	Whirlpool Corp.	4.750%	02/26/29	150	182
	Whirlpool Corp.	4.500%	06/1/46	100	118
	Whirlpool Corp.	4.600%	05/15/50	75	93
[2]	William Marsh Rice University	3.574%	05/15/45	150	181
	Yale University	0.873%	04/15/25	100	101
	Yale University	1.482%	04/15/30	100	101
	Yale University	2.402%	04/15/50	100	103
					81,190
Consumer Staples (2.2%)
	Altria Group Inc.	3.490%	02/14/22	200	208
	Altria Group Inc.	2.850%	08/9/22	375	390
	Altria Group Inc.	2.950%	05/2/23	400	423
	Altria Group Inc.	4.000%	01/31/24	250	275
	Altria Group Inc.	2.350%	05/6/25	150	158
	Altria Group Inc.	4.400%	02/14/26	275	317
	Altria Group Inc.	2.625%	09/16/26	75	80
	Altria Group Inc.	4.800%	02/14/29	575	680
	Altria Group Inc.	3.400%	05/6/30	75	82
	Altria Group Inc.	5.800%	02/14/39	400	508
	Altria Group Inc.	4.250%	08/9/42	275	295
	Altria Group Inc.	4.500%	05/2/43	125	139
	Altria Group Inc.	5.375%	01/31/44	350	435
	Altria Group Inc.	3.875%	09/16/46	175	179
	Altria Group Inc.	5.950%	02/14/49	500	671
	Altria Group Inc.	4.450%	05/6/50	200	223
	Altria Group Inc.	6.200%	02/14/59	100	136
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	02/1/26	1,045	1,170
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	02/1/36	1,195	1,435
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	02/1/46	2,310	2,863
	Anheuser-Busch InBev Finance Inc.	2.625%	01/17/23	127	133
	Anheuser-Busch InBev Finance Inc.	3.300%	02/1/23	284	302
	Anheuser-Busch InBev Finance Inc.	4.700%	02/1/36	100	118
	Anheuser-Busch InBev Finance Inc.	4.000%	01/17/43	300	328
	Anheuser-Busch InBev Finance Inc.	4.625%	02/1/44	200	235
	Anheuser-Busch InBev Finance Inc.	4.900%	02/1/46	475	583
	Anheuser-Busch InBev Worldwide Inc.	4.150%	01/23/25	882	997
	Anheuser-Busch InBev Worldwide Inc.	4.000%	04/13/28	500	577
	Anheuser-Busch InBev Worldwide Inc.	4.750%	01/23/29	925	1,124
	Anheuser-Busch InBev Worldwide Inc.	3.500%	06/1/30	250	285
	Anheuser-Busch InBev Worldwide Inc.	4.900%	01/23/31	340	426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	4.375%	04/15/38	275	317
Anheuser-Busch InBev Worldwide Inc.	8.200%	01/15/39	150	242
Anheuser-Busch InBev Worldwide Inc.	5.450%	01/23/39	125	162
Anheuser-Busch InBev Worldwide Inc.	4.950%	01/15/42	325	400
Anheuser-Busch InBev Worldwide Inc.	3.750%	07/15/42	325	345
Anheuser-Busch InBev Worldwide Inc.	4.600%	04/15/48	700	842
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	476	555
Anheuser-Busch InBev Worldwide Inc.	5.550%	01/23/49	600	806
Anheuser-Busch InBev Worldwide Inc.	4.500%	06/1/50	450	537
Anheuser-Busch InBev Worldwide Inc.	4.750%	04/15/58	350	425
Anheuser-Busch InBev Worldwide Inc.	5.800%	01/23/59	155	221
Anheuser-Busch InBev Worldwide Inc.	4.600%	06/1/60	375	453
Archer-Daniels-Midland Co.	2.750%	03/27/25	100	108
Archer-Daniels-Midland Co.	2.500%	08/11/26	200	217
Archer-Daniels-Midland Co.	3.250%	03/27/30	200	228
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	117
Archer-Daniels-Midland Co.	5.375%	09/15/35	95	140
Archer-Daniels-Midland Co.	3.750%	09/15/47	50	63
Archer-Daniels-Midland Co.	4.500%	03/15/49	125	175
BAT Capital Corp.	2.764%	08/15/22	325	337
BAT Capital Corp.	3.222%	08/15/24	650	693
BAT Capital Corp.	3.215%	09/6/26	200	215
BAT Capital Corp.	4.700%	04/2/27	100	115
BAT Capital Corp.	3.557%	08/15/27	675	729
BAT Capital Corp.	2.259%	03/25/28	500	500
BAT Capital Corp.	3.462%	09/6/29	125	133
BAT Capital Corp.	4.906%	04/2/30	200	234
BAT Capital Corp.	2.726%	03/25/31	500	495
BAT Capital Corp.	4.390%	08/15/37	525	565
BAT Capital Corp.	4.540%	08/15/47	575	609
BAT Capital Corp.	4.758%	09/6/49	250	271
BAT Capital Corp.	5.282%	04/2/50	75	88
BAT Capital Corp.	3.984%	09/25/50	500	492
BAT International Finance plc	1.668%	03/25/26	500	500
Beam Suntory Inc.	3.250%	05/15/22	50	52
Brown-Forman Corp.	3.500%	04/15/25	81	90
Brown-Forman Corp.	4.500%	07/15/45	100	132
Bunge Ltd. Finance Corp.	3.000%	09/25/22	250	260
Bunge Ltd. Finance Corp.	4.350%	03/15/24	125	137
Bunge Ltd. Finance Corp.	3.750%	09/25/27	200	216
Campbell Soup Co.	3.650%	03/15/23	65	69
Campbell Soup Co.	3.950%	03/15/25	200	223
Campbell Soup Co.	3.300%	03/19/25	125	137
Campbell Soup Co.	4.150%	03/15/28	175	203
Campbell Soup Co.	2.375%	04/24/30	150	156
Campbell Soup Co.	4.800%	03/15/48	135	173
Campbell Soup Co.	3.125%	04/24/50	100	101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Church & Dwight Co. Inc.	2.450%	08/1/22	25	26
Church & Dwight Co. Inc.	3.150%	08/1/27	100	110
Church & Dwight Co. Inc.	3.950%	08/1/47	75	88
Clorox Co.	3.800%	11/15/21	250	259
Clorox Co.	3.050%	09/15/22	100	104
Clorox Co.	3.500%	12/15/24	175	195
Clorox Co.	3.100%	10/1/27	50	56
Clorox Co.	3.900%	05/15/28	50	59
Clorox Co.	1.800%	05/15/30	50	51
Coca-Cola Co.	3.200%	11/1/23	225	244
Coca-Cola Co.	1.750%	09/6/24	100	105
Coca-Cola Co.	2.950%	03/25/25	220	242
Coca-Cola Co.	2.875%	10/27/25	300	333
Coca-Cola Co.	2.550%	06/1/26	100	110
Coca-Cola Co.	2.250%	09/1/26	410	443
Coca-Cola Co.	3.375%	03/25/27	200	229
Coca-Cola Co.	2.900%	05/25/27	50	56
Coca-Cola Co.	1.450%	06/1/27	600	617
Coca-Cola Co.	1.000%	03/15/28	500	499
Coca-Cola Co.	2.125%	09/6/29	125	133
Coca-Cola Co.	3.450%	03/25/30	250	295
Coca-Cola Co.	1.650%	06/1/30	300	310
Coca-Cola Co.	1.375%	03/15/31	500	495
Coca-Cola Co.	4.125%	03/25/40	100	129
Coca-Cola Co.	2.500%	06/1/40	200	210
Coca-Cola Co.	4.200%	03/25/50	175	234
Coca-Cola Co.	2.600%	06/1/50	300	305
Coca-Cola Co.	2.750%	06/1/60	325	329
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	139
Coca-Cola Femsa SAB de CV	2.750%	01/22/30	200	215
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	206
Colgate-Palmolive Co.	2.450%	11/15/21	75	77
Colgate-Palmolive Co.	2.250%	11/15/22	75	78
Colgate-Palmolive Co.	2.100%	05/1/23	280	293
Colgate-Palmolive Co.	3.250%	03/15/24	100	109
Colgate-Palmolive Co.	4.000%	08/15/45	150	202
Colgate-Palmolive Co.	3.700%	08/1/47	100	132
Conagra Brands Inc.	3.800%	10/22/21	225	233
Conagra Brands Inc.	3.250%	09/15/22	75	79
Conagra Brands Inc.	3.200%	01/25/23	151	159
Conagra Brands Inc.	4.300%	05/1/24	200	223
Conagra Brands Inc.	4.600%	11/1/25	150	174
Conagra Brands Inc.	7.000%	10/1/28	75	101
Conagra Brands Inc.	4.850%	11/1/28	250	305
Conagra Brands Inc.	8.250%	09/15/30	50	75
Conagra Brands Inc.	5.300%	11/1/38	200	258
Conagra Brands Inc.	5.400%	11/1/48	200	270
Constellation Brands Inc.	2.700%	05/9/22	50	52
Constellation Brands Inc.	2.650%	11/7/22	250	259
Constellation Brands Inc.	3.200%	02/15/23	250	264
Constellation Brands Inc.	4.250%	05/1/23	200	218
Constellation Brands Inc.	4.750%	11/15/24	175	202
Constellation Brands Inc.	4.400%	11/15/25	100	116
Constellation Brands Inc.	3.700%	12/6/26	100	114
Constellation Brands Inc.	3.500%	05/9/27	150	168
Constellation Brands Inc.	3.600%	02/15/28	175	198
Constellation Brands Inc.	4.650%	11/15/28	75	90
Constellation Brands Inc.	3.150%	08/1/29	225	245

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	2.875%	05/1/30	356	383
Constellation Brands Inc.	4.500%	05/9/47	75	91
Constellation Brands Inc.	4.100%	02/15/48	100	115
Constellation Brands Inc.	5.250%	11/15/48	100	134
Constellation Brands Inc.	3.750%	05/1/50	125	139
Costco Wholesale Corp.	2.300%	05/18/22	150	155
Costco Wholesale Corp.	2.750%	05/18/24	275	297
Costco Wholesale Corp.	3.000%	05/18/27	100	112
Costco Wholesale Corp.	1.375%	06/20/27	250	255
Costco Wholesale Corp.	1.600%	04/20/30	400	407
Costco Wholesale Corp.	1.750%	04/20/32	200	204
Delhaize America LLC	9.000%	04/15/31	100	160
Diageo Capital plc	2.625%	04/29/23	500	524
Diageo Capital plc	2.125%	10/24/24	200	212
Diageo Capital plc	1.375%	09/29/25	200	205
Diageo Capital plc	2.375%	10/24/29	200	213
Diageo Capital plc	2.000%	04/29/30	200	206
Diageo Capital plc	2.125%	04/29/32	200	207
Diageo Capital plc	5.875%	09/30/36	50	71
Diageo Capital plc	3.875%	04/29/43	100	119
Diageo Investment Corp.	2.875%	05/11/22	300	312
Diageo Investment Corp.	4.250%	05/11/42	150	185
Dollar General Corp.	3.250%	04/15/23	150	159
Dollar General Corp.	4.150%	11/1/25	105	121
Dollar General Corp.	3.875%	04/15/27	150	172
Dollar General Corp.	4.125%	05/1/28	150	176
Dollar General Corp.	3.500%	04/3/30	100	114
Dollar General Corp.	4.125%	04/3/50	200	238
Dollar Tree Inc.	3.700%	05/15/23	100	107
Dollar Tree Inc.	4.000%	05/15/25	200	225
Dollar Tree Inc.	4.200%	05/15/28	300	353
Estee Lauder Cos. Inc.	3.150%	03/15/27	150	169
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	134
Estee Lauder Cos. Inc.	2.600%	04/15/30	150	164
Estee Lauder Cos. Inc.	6.000%	05/15/37	75	110
Estee Lauder Cos. Inc.	4.375%	06/15/45	100	128
Estee Lauder Cos. Inc.	4.150%	03/15/47	100	125
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	137
Flowers Foods Inc.	4.375%	04/1/22	50	52
Flowers Foods Inc.	3.500%	10/1/26	75	81
Fomento Economico Mexicano SAB de CV	4.375%	05/10/43	100	121
Fomento Economico Mexicano SAB de CV	3.500%	01/16/50	600	632
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	2.600%	10/12/22	250	260
General Mills Inc.	3.700%	10/17/23	575	627
General Mills Inc.	3.650%	02/15/24	100	109
General Mills Inc.	4.200%	04/17/28	225	265
General Mills Inc.	2.875%	04/15/30	150	164
General Mills Inc.	4.550%	04/17/38	75	96
General Mills Inc.	5.400%	06/15/40	100	138
General Mills Inc.	4.150%	02/15/43	100	125
General Mills Inc.	4.700%	04/17/48	75	102
Hershey Co.	2.625%	05/1/23	100	105
Hershey Co.	3.375%	05/15/23	150	161
Hershey Co.	2.050%	11/15/24	55	58
Hershey Co.	3.200%	08/21/25	65	73

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hershey Co.	2.300%	08/15/26	100	108
Hershey Co.	2.450%	11/15/29	130	143
Hershey Co.	1.700%	06/1/30	30	31
Hershey Co.	3.125%	11/15/49	150	166
Hershey Co.	2.650%	06/1/50	100	102
Hormel Foods Corp.	1.800%	06/11/30	200	206
Ingredion Inc.	3.200%	10/1/26	100	110
Ingredion Inc.	2.900%	06/1/30	175	189
Ingredion Inc.	3.900%	06/1/50	100	112
JM Smucker Co.	3.500%	10/15/21	175	180
JM Smucker Co.	3.000%	03/15/22	100	104
JM Smucker Co.	3.500%	03/15/25	175	196
JM Smucker Co.	3.375%	12/15/27	150	168
JM Smucker Co.	2.375%	03/15/30	100	104
JM Smucker Co.	4.250%	03/15/35	100	120
JM Smucker Co.	4.375%	03/15/45	125	151
JM Smucker Co.	3.550%	03/15/50	50	55
Kellogg Co.	2.650%	12/1/23	126	134
Kellogg Co.	3.250%	04/1/26	125	139
Kellogg Co.	3.400%	11/15/27	125	141
Kellogg Co.	4.300%	05/15/28	100	119
Kellogg Co.	2.100%	06/1/30	100	102
Kellogg Co.	7.450%	04/1/31	125	183
Kellogg Co.	4.500%	04/1/46	210	262
Keurig Dr Pepper Inc.	2.700%	11/15/22	50	52
Keurig Dr Pepper Inc.	4.057%	05/25/23	375	407
Keurig Dr Pepper Inc.	3.130%	12/15/23	100	107
Keurig Dr Pepper Inc.	4.417%	05/25/25	275	317
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	111
Keurig Dr Pepper Inc.	2.550%	09/15/26	75	81
Keurig Dr Pepper Inc.	3.430%	06/15/27	100	111
Keurig Dr Pepper Inc.	4.597%	05/25/28	395	475
Keurig Dr Pepper Inc.	3.200%	05/1/30	150	168
Keurig Dr Pepper Inc.	7.450%	05/1/38	16	25
Keurig Dr Pepper Inc.	4.985%	05/25/38	100	130
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	248
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	154
Keurig Dr Pepper Inc.	3.800%	05/1/50	150	171
Kimberly-Clark Corp.	3.050%	08/15/25	50	55
Kimberly-Clark Corp.	2.750%	02/15/26	100	109
Kimberly-Clark Corp.	1.050%	09/15/27	500	504
Kimberly-Clark Corp.	3.950%	11/1/28	50	60
Kimberly-Clark Corp.	3.200%	04/25/29	150	172
Kimberly-Clark Corp.	3.100%	03/26/30	155	177
Kimberly-Clark Corp.	6.625%	08/1/37	250	396
Kimberly-Clark Corp.	5.300%	03/1/41	25	36
Kimberly-Clark Corp.	3.200%	07/30/46	175	199
Kimberly-Clark Corp.	2.875%	02/7/50	180	199
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	52
Kroger Co.	2.950%	11/1/21	150	154
Kroger Co.	3.400%	04/15/22	75	78
Kroger Co.	2.800%	08/1/22	100	104
Kroger Co.	4.000%	02/1/24	100	110
Kroger Co.	3.500%	02/1/26	160	180
Kroger Co.	2.650%	10/15/26	140	152
Kroger Co.	3.700%	08/1/27	100	115
Kroger Co.	7.700%	06/1/29	50	71
Kroger Co.	8.000%	09/15/29	125	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	2.200%	05/1/30	100	105
	Kroger Co.	7.500%	04/1/31	100	146
	Kroger Co.	5.400%	07/15/40	50	65
	Kroger Co.	5.000%	04/15/42	125	159
	Kroger Co.	5.150%	08/1/43	100	130
	Kroger Co.	3.875%	10/15/46	100	113
	Kroger Co.	4.450%	02/1/47	225	278
	Kroger Co.	4.650%	01/15/48	75	95
	Kroger Co.	5.400%	01/15/49	25	34
	Kroger Co.	3.950%	01/15/50	175	204
	McCormick & Co. Inc.	3.900%	07/15/21	50	51
	McCormick & Co. Inc.	3.150%	08/15/24	150	163
	McCormick & Co. Inc.	3.400%	08/15/27	150	169
	McCormick & Co. Inc.	2.500%	04/15/30	250	267
	Mead Johnson Nutrition Co.	4.125%	11/15/25	125	144
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	143
	Mead Johnson Nutrition Co.	4.600%	06/1/44	150	201
	Molson Coors Beverage Co.	3.500%	05/1/22	25	26
	Molson Coors Beverage Co.	3.000%	07/15/26	375	400
	Molson Coors Beverage Co.	5.000%	05/1/42	200	226
	Molson Coors Beverage Co.	4.200%	07/15/46	375	395
[6]	Mondelez International Holdings Netherlands BV	2.125%	09/19/22	200	206
	Mondelez International Inc.	0.625%	07/1/22	200	201
	Mondelez International Inc.	2.125%	04/13/23	100	104
	Mondelez International Inc.	1.500%	05/4/25	100	103
	Mondelez International Inc.	3.625%	02/13/26	100	113
	Mondelez International Inc.	2.750%	04/13/30	250	272
	Mondelez International Inc.	1.875%	10/15/32	500	499
	Mondelez International Inc.	2.625%	09/4/50	100	96
	PepsiCo Inc.	1.700%	10/6/21	175	177
	PepsiCo Inc.	2.750%	03/5/22	375	388
	PepsiCo Inc.	2.250%	05/2/22	150	155
	PepsiCo Inc.	0.750%	05/1/23	125	126
	PepsiCo Inc.	3.600%	03/1/24	700	768
	PepsiCo Inc.	2.250%	03/19/25	265	284
	PepsiCo Inc.	2.750%	04/30/25	200	218
	PepsiCo Inc.	3.500%	07/17/25	452	510
	PepsiCo Inc.	2.375%	10/6/26	225	245
	PepsiCo Inc.	2.625%	03/19/27	100	110
	PepsiCo Inc.	3.000%	10/15/27	325	367
	PepsiCo Inc.	2.625%	07/29/29	200	221
	PepsiCo Inc.	2.750%	03/19/30	345	385
	PepsiCo Inc.	1.625%	05/1/30	200	205
	PepsiCo Inc.	3.500%	03/19/40	175	207
	PepsiCo Inc.	4.000%	03/5/42	175	219
	PepsiCo Inc.	3.600%	08/13/42	100	118
	PepsiCo Inc.	4.250%	10/22/44	225	293
	PepsiCo Inc.	4.600%	07/17/45	75	102
	PepsiCo Inc.	4.450%	04/14/46	325	429
	PepsiCo Inc.	3.450%	10/6/46	300	347
	PepsiCo Inc.	4.000%	05/2/47	100	126
	PepsiCo Inc.	3.375%	07/29/49	200	230
	PepsiCo Inc.	2.875%	10/15/49	325	347
	PepsiCo Inc.	3.625%	03/19/50	290	349
	PepsiCo Inc.	3.875%	03/19/60	150	189
	Philip Morris International Inc.	2.500%	11/2/22	300	312
	Philip Morris International Inc.	2.625%	03/6/23	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	1.125%	05/1/23	125	127
	Philip Morris International Inc.	2.125%	05/10/23	95	99
	Philip Morris International Inc.	3.600%	11/15/23	500	546
	Philip Morris International Inc.	2.875%	05/1/24	220	236
	Philip Morris International Inc.	3.250%	11/10/24	250	275
	Philip Morris International Inc.	1.500%	05/1/25	125	129
	Philip Morris International Inc.	3.375%	08/11/25	150	167
	Philip Morris International Inc.	2.750%	02/25/26	180	198
	Philip Morris International Inc.	3.125%	03/2/28	100	110
	Philip Morris International Inc.	3.375%	08/15/29	250	285
	Philip Morris International Inc.	2.100%	05/1/30	150	154
	Philip Morris International Inc.	6.375%	05/16/38	200	296
	Philip Morris International Inc.	4.375%	11/15/41	500	613
	Philip Morris International Inc.	4.500%	03/20/42	125	154
	Philip Morris International Inc.	3.875%	08/21/42	25	28
	Philip Morris International Inc.	4.125%	03/4/43	175	205
	Philip Morris International Inc.	4.875%	11/15/43	155	199
	Philip Morris International Inc.	4.250%	11/10/44	200	241
[2]	Procter & Gamble Co.	9.360%	01/1/21	29	30
	Procter & Gamble Co.	1.850%	02/2/21	100	101
	Procter & Gamble Co.	1.700%	11/3/21	125	127
	Procter & Gamble Co.	2.300%	02/6/22	425	437
	Procter & Gamble Co.	3.100%	08/15/23	150	162
	Procter & Gamble Co.	2.450%	03/25/25	150	162
	Procter & Gamble Co.	2.700%	02/2/26	100	112
	Procter & Gamble Co.	2.450%	11/3/26	100	110
	Procter & Gamble Co.	2.800%	03/25/27	500	559
	Procter & Gamble Co.	3.000%	03/25/30	610	707
	Procter & Gamble Co.	5.500%	02/1/34	75	109
	Procter & Gamble Co.	5.550%	03/5/37	150	229
	Procter & Gamble Co.	3.550%	03/25/40	250	304
	Procter & Gamble Co.	3.500%	10/25/47	225	278
	Procter & Gamble Co.	3.600%	03/25/50	230	290
	Reynolds American Inc.	4.000%	06/12/22	175	185
	Reynolds American Inc.	4.850%	09/15/23	125	139
	Reynolds American Inc.	4.450%	06/12/25	525	590
	Reynolds American Inc.	5.700%	08/15/35	175	220
	Reynolds American Inc.	7.250%	06/15/37	100	133
	Reynolds American Inc.	6.150%	09/15/43	75	94
	Reynolds American Inc.	5.850%	08/15/45	450	548
	Sysco Corp.	2.600%	06/12/22	125	129
	Sysco Corp.	3.750%	10/1/25	75	82
	Sysco Corp.	3.300%	07/15/26	250	272
	Sysco Corp.	3.250%	07/15/27	175	188
	Sysco Corp.	2.400%	02/15/30	100	100
	Sysco Corp.	5.950%	04/1/30	250	316
	Sysco Corp.	6.600%	04/1/40	175	238
	Sysco Corp.	4.850%	10/1/45	50	57
	Sysco Corp.	4.500%	04/1/46	200	219
	Sysco Corp.	4.450%	03/15/48	100	108
	Sysco Corp.	3.300%	02/15/50	105	99
	Sysco Corp.	6.600%	04/1/50	250	350
	Target Corp.	2.900%	01/15/22	200	207
	Target Corp.	3.500%	07/1/24	325	361
	Target Corp.	2.250%	04/15/25	200	214
	Target Corp.	2.500%	04/15/26	175	191
	Target Corp.	3.375%	04/15/29	200	232
	Target Corp.	2.650%	09/15/30	250	279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Target Corp.	6.350%	11/1/32	140	210
Target Corp.	6.500%	10/15/37	103	162
Target Corp.	7.000%	01/15/38	125	205
Target Corp.	4.000%	07/1/42	545	713
Target Corp.	3.625%	04/15/46	200	251
Tyson Foods Inc.	2.250%	08/23/21	50	51
Tyson Foods Inc.	4.500%	06/15/22	275	292
Tyson Foods Inc.	3.900%	09/28/23	100	109
Tyson Foods Inc.	3.950%	08/15/24	925	1,027
Tyson Foods Inc.	4.000%	03/1/26	100	114
Tyson Foods Inc.	3.550%	06/2/27	275	311
Tyson Foods Inc.	4.350%	03/1/29	280	339
Tyson Foods Inc.	4.875%	08/15/34	100	131
Tyson Foods Inc.	5.150%	08/15/44	200	265
Tyson Foods Inc.	4.550%	06/2/47	150	188
Tyson Foods Inc.	5.100%	09/28/48	275	378
Unilever Capital Corp.	2.750%	03/22/21	100	101
Unilever Capital Corp.	1.375%	07/28/21	100	101
Unilever Capital Corp.	3.000%	03/7/22	100	104
Unilever Capital Corp.	3.250%	03/7/24	250	272
Unilever Capital Corp.	2.600%	05/5/24	450	482
Unilever Capital Corp.	3.375%	03/22/25	100	111
Unilever Capital Corp.	3.100%	07/30/25	225	251
Unilever Capital Corp.	2.000%	07/28/26	125	133
Unilever Capital Corp.	3.500%	03/22/28	200	231
Unilever Capital Corp.	2.125%	09/6/29	300	317
Unilever Capital Corp.	1.375%	09/14/30	500	503
Unilever Capital Corp.	5.900%	11/15/32	200	294
Walgreen Co.	3.100%	09/15/22	250	262
Walgreen Co.	4.400%	09/15/42	195	206
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	231
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	413
Walgreens Boots Alliance Inc.	3.450%	06/1/26	325	355
Walgreens Boots Alliance Inc.	3.200%	04/15/30	150	157
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	142
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	301
Walgreens Boots Alliance Inc.	4.650%	06/1/46	115	123
Walgreens Boots Alliance Inc.	4.100%	04/15/50	150	149
Walmart Inc.	2.350%	12/15/22	800	834
Walmart Inc.	2.550%	04/11/23	150	158
Walmart Inc.	3.400%	06/26/23	250	270
Walmart Inc.	3.300%	04/22/24	250	273
Walmart Inc.	2.850%	07/8/24	275	299
Walmart Inc.	2.650%	12/15/24	200	216
Walmart Inc.	3.550%	06/26/25	309	349
Walmart Inc.	3.050%	07/8/26	250	281
Walmart Inc.	5.875%	04/5/27	405	524
Walmart Inc.	3.700%	06/26/28	450	531
Walmart Inc.	3.250%	07/8/29	300	350
Walmart Inc.	2.375%	09/24/29	175	192
Walmart Inc.	7.550%	02/15/30	105	162
Walmart Inc.	5.250%	09/1/35	385	557
Walmart Inc.	6.200%	04/15/38	315	499
Walmart Inc.	3.950%	06/28/38	275	344
Walmart Inc.	5.000%	10/25/40	100	140
Walmart Inc.	4.000%	04/11/43	274	346
Walmart Inc.	4.300%	04/22/44	361	479
Walmart Inc.	3.625%	12/15/47	265	325

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	4.050%	06/29/48	675	877
Walmart Inc.	2.950%	09/24/49	500	558
				105,611
Energy (2.5%)
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	444
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	212
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	260
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	4.486%	05/1/30	200	228
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	5.125%	09/15/40	175	206
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	275
Boardwalk Pipelines LP	3.375%	02/1/23	100	102
Boardwalk Pipelines LP	4.950%	12/15/24	150	164
Boardwalk Pipelines LP	5.950%	06/1/26	200	231
Boardwalk Pipelines LP	4.450%	07/15/27	100	107
BP Capital Markets America Inc.	3.245%	05/6/22	250	261
BP Capital Markets America Inc.	2.520%	09/19/22	50	52
BP Capital Markets America Inc.	2.937%	04/6/23	100	106
BP Capital Markets America Inc.	2.750%	05/10/23	300	316
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,163
BP Capital Markets America Inc.	3.194%	04/6/25	230	253
BP Capital Markets America Inc.	3.410%	02/11/26	100	111
BP Capital Markets America Inc.	3.119%	05/4/26	550	606
BP Capital Markets America Inc.	3.017%	01/16/27	400	438
BP Capital Markets America Inc.	3.937%	09/21/28	175	203
BP Capital Markets America Inc.	4.234%	11/6/28	225	266
BP Capital Markets America Inc.	3.633%	04/6/30	350	401
BP Capital Markets America Inc.	3.000%	02/24/50	450	430
BP Capital Markets America Inc.	2.772%	11/10/50	500	457
BP Capital Markets plc	3.062%	03/17/22	25	26
BP Capital Markets plc	2.500%	11/6/22	450	468
BP Capital Markets plc	3.994%	09/26/23	200	219
BP Capital Markets plc	3.814%	02/10/24	400	439
BP Capital Markets plc	3.535%	11/4/24	68	75
BP Capital Markets plc	3.506%	03/17/25	200	222
BP Capital Markets plc	3.279%	09/19/27	200	222
BP Capital Markets plc	3.723%	11/28/28	175	200
Burlington Resources Finance Co.	7.400%	12/1/31	175	256
Burlington Resources LLC	5.950%	10/15/36	200	274
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
Canadian Natural Resources Ltd.	2.950%	01/15/23	200	208
Canadian Natural Resources Ltd.	2.050%	07/15/25	100	102
Canadian Natural Resources Ltd.	3.850%	06/1/27	550	593
Canadian Natural Resources Ltd.	2.950%	07/15/30	100	100
Canadian Natural Resources Ltd.	7.200%	01/15/32	150	192
Canadian Natural Resources Ltd.	6.450%	06/30/33	125	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	5.850%	02/1/35	100	122
	Canadian Natural Resources Ltd.	6.500%	02/15/37	50	61
	Canadian Natural Resources Ltd.	6.250%	03/15/38	100	119
	Canadian Natural Resources Ltd.	4.950%	06/1/47	140	156
	Cheniere Corpus Christi Holdings LLC	7.000%	06/30/24	200	230
	Cheniere Corpus Christi Holdings LLC	5.875%	03/31/25	225	256
	Cheniere Corpus Christi Holdings LLC	5.125%	06/30/27	525	583
[6]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	311
	Chevron Corp.	2.355%	12/5/22	1,130	1,171
	Chevron Corp.	1.141%	05/11/23	300	306
	Chevron Corp.	3.191%	06/24/23	225	241
	Chevron Corp.	1.554%	05/11/25	900	930
	Chevron Corp.	2.236%	05/11/30	500	530
	Chevron Corp.	2.978%	05/11/40	100	107
	Chevron USA Inc.	0.333%	08/12/22	500	500
	Chevron USA Inc.	1.018%	08/12/27	500	498
	Chevron USA Inc.	2.343%	08/12/50	500	466
	Cimarex Energy Co.	4.375%	06/1/24	200	214
	Cimarex Energy Co.	3.900%	05/15/27	350	352
	CNOOC Finance 2013 Ltd.	3.000%	05/9/23	300	315
	CNOOC Finance 2013 Ltd.	2.875%	09/30/29	250	267
	CNOOC Finance 2013 Ltd.	3.300%	09/30/49	250	269
	CNOOC Finance 2014 ULC	4.250%	04/30/24	300	332
	CNOOC Finance 2015 USA LLC	3.500%	05/5/25	500	550
	CNOOC Finance 2015 USA LLC	4.375%	05/2/28	300	351
	CNOOC Petroleum North America ULC	7.875%	03/15/32	50	77
	CNOOC Petroleum North America ULC	6.400%	05/15/37	450	656
	CNOOC Petroleum North America ULC	7.500%	07/30/39	200	333
	Columbia Pipeline Group Inc.	4.500%	06/1/25	300	346
	Columbia Pipeline Group Inc.	5.800%	06/1/45	100	130
	Concho Resources Inc.	3.750%	10/1/27	400	431
	Concho Resources Inc.	4.300%	08/15/28	100	111
	Concho Resources Inc.	2.400%	02/15/31	500	477
	Concho Resources Inc.	4.875%	10/1/47	200	221
	ConocoPhillips	5.900%	10/15/32	450	614
	ConocoPhillips	5.900%	05/15/38	450	614
	ConocoPhillips	6.500%	02/1/39	200	292
	ConocoPhillips Co.	3.350%	11/15/24	50	55
	ConocoPhillips Co.	6.950%	04/15/29	350	485
	ConocoPhillips Co.	4.300%	11/15/44	275	328
	Devon Energy Corp.	5.850%	12/15/25	100	112
	Devon Energy Corp.	7.875%	09/30/31	160	206
	Devon Energy Corp.	7.950%	04/15/32	163	210
	Devon Energy Corp.	5.600%	07/15/41	375	378
	Devon Energy Corp.	5.000%	06/15/45	150	143
	Diamondback Energy Inc.	2.875%	12/1/24	200	202
	Diamondback Energy Inc.	3.250%	12/1/26	500	501
	Diamondback Energy Inc.	3.500%	12/1/29	500	480

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ecopetrol SA	5.875%	09/18/23	225	247
Ecopetrol SA	4.125%	01/16/25	200	210
Ecopetrol SA	5.375%	06/26/26	750	824
Ecopetrol SA	6.875%	04/29/30	400	473
Ecopetrol SA	7.375%	09/18/43	100	125
Ecopetrol SA	5.875%	05/28/45	400	436
Enable Midstream Partners LP	3.900%	05/15/24	150	147
Enable Midstream Partners LP	4.400%	03/15/27	150	144
Enable Midstream Partners LP	4.950%	05/15/28	200	196
Enable Midstream Partners LP	4.150%	09/15/29	200	184
Enable Midstream Partners LP	5.000%	05/15/44	100	85
Enbridge Energy Partners LP	5.875%	10/15/25	150	179
Enbridge Energy Partners LP	7.500%	04/15/38	150	205
Enbridge Energy Partners LP	5.500%	09/15/40	75	89
Enbridge Energy Partners LP	7.375%	10/15/45	125	180
Enbridge Inc.	2.900%	07/15/22	75	78
Enbridge Inc.	2.500%	01/15/25	100	104
Enbridge Inc.	3.700%	07/15/27	150	166
Enbridge Inc.	3.125%	11/15/29	200	212
Enbridge Inc.	4.500%	06/10/44	100	112
Enbridge Inc.	4.000%	11/15/49	100	106
Energy Transfer Operating LP	3.600%	02/1/23	450	461
Energy Transfer Operating LP	4.250%	03/15/23	400	416
Energy Transfer Operating LP	4.200%	09/15/23	80	84
Energy Transfer Operating LP	4.050%	03/15/25	1,000	1,047
Energy Transfer Operating LP	2.900%	05/15/25	100	100
Energy Transfer Operating LP	4.750%	01/15/26	500	533
Energy Transfer Operating LP	5.500%	06/1/27	300	330
Energy Transfer Operating LP	4.950%	06/15/28	350	371
Energy Transfer Operating LP	5.250%	04/15/29	425	456
Energy Transfer Operating LP	3.750%	05/15/30	450	436
Energy Transfer Operating LP	6.625%	10/15/36	150	156
Energy Transfer Operating LP	5.800%	06/15/38	150	148
Energy Transfer Operating LP	6.050%	06/1/41	100	100
Energy Transfer Operating LP	6.500%	02/1/42	275	287
Energy Transfer Operating LP	5.150%	03/15/45	150	136
Energy Transfer Operating LP	6.125%	12/15/45	200	201
Energy Transfer Operating LP	5.300%	04/15/47	200	186
Energy Transfer Operating LP	6.000%	06/15/48	100	100
Energy Transfer Operating LP	6.250%	04/15/49	320	330
Energy Transfer Operating LP	5.000%	05/15/50	500	460
Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	03/1/22	175	183
Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	211
Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	106
Enterprise Products Operating LLC	3.500%	02/1/22	100	104
Enterprise Products Operating LLC	3.350%	03/15/23	425	449
Enterprise Products Operating LLC	3.900%	02/15/24	175	190
Enterprise Products Operating LLC	3.750%	02/15/25	150	167
Enterprise Products Operating LLC	3.700%	02/15/26	150	168
Enterprise Products Operating LLC	3.950%	02/15/27	100	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enterprise Products Operating LLC	3.125%	07/31/29	550	597
Enterprise Products Operating LLC	2.800%	01/31/30	300	317
Enterprise Products Operating LLC	6.875%	03/1/33	175	233
Enterprise Products Operating LLC	7.550%	04/15/38	150	209
Enterprise Products Operating LLC	6.125%	10/15/39	300	383
Enterprise Products Operating LLC	5.950%	02/1/41	175	218
Enterprise Products Operating LLC	4.450%	02/15/43	300	325
Enterprise Products Operating LLC	4.850%	03/15/44	520	588
Enterprise Products Operating LLC	4.900%	05/15/46	425	479
Enterprise Products Operating LLC	4.250%	02/15/48	300	315
Enterprise Products Operating LLC	4.200%	01/31/50	350	368
Enterprise Products Operating LLC	3.700%	01/31/51	300	295
Enterprise Products Operating LLC	3.200%	02/15/52	500	453
Enterprise Products Operating LLC	3.950%	01/31/60	200	197
Enterprise Products Operating LLC	4.875%	08/16/77	100	87
Enterprise Products Operating LLC	5.250%	08/16/77	100	95
Enterprise Products Operating LLC	5.375%	02/15/78	200	177
EOG Resources Inc.	2.625%	03/15/23	450	469
EOG Resources Inc.	4.150%	01/15/26	150	171
EOG Resources Inc.	4.375%	04/15/30	255	300
EOG Resources Inc.	4.950%	04/15/50	200	243
Equinor ASA	2.750%	11/10/21	300	307
Equinor ASA	3.150%	01/23/22	150	155
Equinor ASA	2.450%	01/17/23	450	470
Equinor ASA	2.650%	01/15/24	375	399
Equinor ASA	3.700%	03/1/24	150	165
Equinor ASA	3.250%	11/10/24	150	165
Equinor ASA	7.250%	09/23/27	250	337
Equinor ASA	3.625%	09/10/28	175	205
Equinor ASA	2.375%	05/22/30	200	211
Equinor ASA	5.100%	08/17/40	125	169
Equinor ASA	4.250%	11/23/41	175	209
Equinor ASA	3.950%	05/15/43	125	144
Equinor ASA	4.800%	11/8/43	175	225
Equinor ASA	3.250%	11/18/49	225	238
Equinor ASA	3.700%	04/6/50	405	459
Exxon Mobil Corp.	2.397%	03/6/22	400	410
Exxon Mobil Corp.	1.902%	08/16/22	300	307
Exxon Mobil Corp.	1.571%	04/15/23	950	976
Exxon Mobil Corp.	2.019%	08/16/24	100	105
Exxon Mobil Corp.	2.992%	03/19/25	850	930
Exxon Mobil Corp.	3.043%	03/1/26	300	331
Exxon Mobil Corp.	2.275%	08/16/26	200	214

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Exxon Mobil Corp.	2.440%	08/16/29	250	268
Exxon Mobil Corp.	3.482%	03/19/30	375	429
Exxon Mobil Corp.	2.610%	10/15/30	650	699
Exxon Mobil Corp.	2.995%	08/16/39	300	315
Exxon Mobil Corp.	4.227%	03/19/40	400	489
Exxon Mobil Corp.	3.567%	03/6/45	235	254
Exxon Mobil Corp.	4.114%	03/1/46	400	471
Exxon Mobil Corp.	3.095%	08/16/49	200	202
Exxon Mobil Corp.	4.327%	03/19/50	825	1,028
Exxon Mobil Corp.	3.452%	04/15/51	600	659
Halliburton Co.	3.500%	08/1/23	112	118
Halliburton Co.	3.800%	11/15/25	22	24
Halliburton Co.	2.920%	03/1/30	300	295
Halliburton Co.	4.850%	11/15/35	200	212
Halliburton Co.	6.700%	09/15/38	345	418
Halliburton Co.	4.500%	11/15/41	100	97
Halliburton Co.	4.750%	08/1/43	150	148
Halliburton Co.	5.000%	11/15/45	500	514
Helmerich & Payne Inc.	4.650%	03/15/25	50	55
Hess Corp.	3.500%	07/15/24	100	103
Hess Corp.	4.300%	04/1/27	250	261
Hess Corp.	7.125%	03/15/33	100	120
Hess Corp.	6.000%	01/15/40	250	273
Hess Corp.	5.600%	02/15/41	300	325
HollyFrontier Corp.	5.875%	04/1/26	200	219
Husky Energy Inc.	4.000%	04/15/24	150	159
Husky Energy Inc.	4.400%	04/15/29	250	261
Husky Energy Inc.	6.800%	09/15/37	50	62
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	155
Kinder Morgan Energy Partners LP	3.450%	02/15/23	25	26
Kinder Morgan Energy Partners LP	3.500%	09/1/23	250	266
Kinder Morgan Energy Partners LP	4.300%	05/1/24	625	687
Kinder Morgan Energy Partners LP	7.300%	08/15/33	275	373
Kinder Morgan Energy Partners LP	5.800%	03/15/35	50	61
Kinder Morgan Energy Partners LP	6.500%	02/1/37	250	310
Kinder Morgan Energy Partners LP	6.950%	01/15/38	50	65
Kinder Morgan Energy Partners LP	6.500%	09/1/39	200	250
Kinder Morgan Energy Partners LP	6.550%	09/15/40	250	314
Kinder Morgan Energy Partners LP	5.625%	09/1/41	50	58
Kinder Morgan Energy Partners LP	5.000%	08/15/42	25	28
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	505
Kinder Morgan Energy Partners LP	5.000%	03/1/43	75	84
Kinder Morgan Inc.	3.150%	01/15/23	200	210
Kinder Morgan Inc.	4.300%	06/1/25	300	338
Kinder Morgan Inc.	4.300%	03/1/28	500	570
Kinder Morgan Inc.	7.800%	08/1/31	290	406

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	7.750%	01/15/32	265	365
Kinder Morgan Inc.	5.300%	12/1/34	175	208
Kinder Morgan Inc.	5.550%	06/1/45	200	238
Kinder Morgan Inc.	5.050%	02/15/46	350	394
Kinder Morgan Inc.	3.250%	08/1/50	500	448
Magellan Midstream Partners LP	3.250%	06/1/30	200	214
Magellan Midstream Partners LP	5.150%	10/15/43	125	144
Magellan Midstream Partners LP	4.250%	09/15/46	200	207
Magellan Midstream Partners LP	4.200%	10/3/47	150	155
Magellan Midstream Partners LP	4.850%	02/1/49	100	115
Magellan Midstream Partners LP	3.950%	03/1/50	50	51
Marathon Oil Corp.	2.800%	11/1/22	175	179
Marathon Oil Corp.	3.850%	06/1/25	100	103
Marathon Oil Corp.	4.400%	07/15/27	200	198
Marathon Oil Corp.	6.800%	03/15/32	400	423
Marathon Oil Corp.	5.200%	06/1/45	100	94
Marathon Petroleum Corp.	5.375%	10/1/22	200	200
Marathon Petroleum Corp.	4.500%	05/1/23	300	324
Marathon Petroleum Corp.	4.750%	12/15/23	500	547
Marathon Petroleum Corp.	4.700%	05/1/25	300	339
Marathon Petroleum Corp.	5.125%	12/15/26	200	233
Marathon Petroleum Corp.	6.500%	03/1/41	300	364
Marathon Petroleum Corp.	4.750%	09/15/44	275	286
Marathon Petroleum Corp.	4.500%	04/1/48	100	101
MPLX LP	3.500%	12/1/22	25	26
MPLX LP	3.375%	03/15/23	100	105
MPLX LP	4.500%	07/15/23	200	216
MPLX LP	4.875%	12/1/24	513	573
MPLX LP	4.875%	06/1/25	283	320
MPLX LP	4.125%	03/1/27	300	327
MPLX LP	4.250%	12/1/27	400	447
MPLX LP	4.000%	03/15/28	400	434
MPLX LP	2.650%	08/15/30	500	490
MPLX LP	4.500%	04/15/38	300	306
MPLX LP	5.200%	03/1/47	250	269
MPLX LP	4.700%	04/15/48	275	279
MPLX LP	5.500%	02/15/49	455	510
National Oilwell Varco Inc.	3.600%	12/1/29	200	194
National Oilwell Varco Inc.	3.950%	12/1/42	125	110
Newfield Exploration Co.	5.375%	01/1/26	80	75
Noble Energy Inc.	3.850%	01/15/28	100	113
Noble Energy Inc.	3.250%	10/15/29	200	222
Noble Energy Inc.	6.000%	03/1/41	100	139
Noble Energy Inc.	5.250%	11/15/43	175	230
Noble Energy Inc.	5.050%	11/15/44	250	320
Noble Energy Inc.	4.950%	08/15/47	100	131
Noble Energy Inc.	4.200%	10/15/49	155	188
ONEOK Inc.	7.500%	09/1/23	100	114
ONEOK Inc.	2.750%	09/1/24	100	102
ONEOK Inc.	2.200%	09/15/25	425	419
ONEOK Inc.	4.000%	07/13/27	50	52
ONEOK Inc.	4.550%	07/15/28	100	106
ONEOK Inc.	4.350%	03/15/29	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.400%	09/1/29	245	240
	ONEOK Inc.	3.100%	03/15/30	200	193
	ONEOK Inc.	4.950%	07/13/47	200	190
	ONEOK Inc.	4.450%	09/1/49	150	132
	ONEOK Inc.	4.500%	03/15/50	300	266
	ONEOK Partners LP	3.375%	10/1/22	400	415
	ONEOK Partners LP	6.650%	10/1/36	300	336
	ONEOK Partners LP	6.850%	10/15/37	300	338
	ONEOK Partners LP	6.125%	02/1/41	150	158
[2]	Petroleos Mexicanos	2.378%	04/15/25	25	26
	Phillips 66	4.300%	04/1/22	275	290
	Phillips 66	3.700%	04/6/23	100	107
	Phillips 66	3.850%	04/9/25	300	332
	Phillips 66	3.900%	03/15/28	300	337
	Phillips 66	2.150%	12/15/30	100	97
	Phillips 66	4.650%	11/15/34	500	596
	Phillips 66	5.875%	05/1/42	200	262
	Phillips 66	4.875%	11/15/44	300	356
	Phillips 66 Partners LP	2.450%	12/15/24	50	51
	Phillips 66 Partners LP	3.605%	02/15/25	250	264
	Phillips 66 Partners LP	3.750%	03/1/28	50	52
	Phillips 66 Partners LP	3.150%	12/15/29	100	99
	Phillips 66 Partners LP	4.680%	02/15/45	245	246
	Pioneer Natural Resources Co.	4.450%	01/15/26	225	260
	Pioneer Natural Resources Co.	1.900%	08/15/30	400	376
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	06/1/22	100	102
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	01/31/23	289	294
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	790	813
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	107
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	175	169
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	09/15/30	200	193
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	01/15/37	100	111
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	01/31/43	225	192
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	06/15/44	200	179
	Sabine Pass Liquefaction LLC	6.250%	03/15/22	325	344
	Sabine Pass Liquefaction LLC	5.625%	04/15/23	350	383
	Sabine Pass Liquefaction LLC	5.750%	05/15/24	600	679
	Sabine Pass Liquefaction LLC	5.625%	03/1/25	400	457
	Sabine Pass Liquefaction LLC	5.875%	06/30/26	450	532
	Sabine Pass Liquefaction LLC	5.000%	03/15/27	250	282
	Sabine Pass Liquefaction LLC	4.200%	03/15/28	300	326
[6]	Sabine Pass Liquefaction LLC	4.500%	05/15/30	300	338
	Schlumberger Investment SA	3.650%	12/1/23	325	351
	Schlumberger Investment SA	2.650%	06/26/30	300	301
	Shell International Finance BV	3.400%	08/12/23	75	81
	Shell International Finance BV	0.375%	09/15/23	500	498
	Shell International Finance BV	2.000%	11/7/24	200	210
	Shell International Finance BV	2.375%	04/6/25	500	533
	Shell International Finance BV	3.250%	05/11/25	200	221
	Shell International Finance BV	2.875%	05/10/26	500	553

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shell International Finance BV	2.500%	09/12/26	900	980
Shell International Finance BV	3.875%	11/13/28	100	117
Shell International Finance BV	2.375%	11/7/29	1,050	1,108
Shell International Finance BV	4.125%	05/11/35	300	359
Shell International Finance BV	6.375%	12/15/38	475	698
Shell International Finance BV	5.500%	03/25/40	175	243
Shell International Finance BV	4.550%	08/12/43	300	370
Shell International Finance BV	4.375%	05/11/45	400	488
Shell International Finance BV	4.000%	05/10/46	700	810
Shell International Finance BV	3.125%	11/7/49	650	668
Shell International Finance BV	3.250%	04/6/50	225	239
Spectra Energy Partners LP	4.750%	03/15/24	600	668
Spectra Energy Partners LP	3.500%	03/15/25	138	151
Spectra Energy Partners LP	3.375%	10/15/26	205	224
Spectra Energy Partners LP	5.950%	09/25/43	40	50
Spectra Energy Partners LP	4.500%	03/15/45	325	367
Suncor Energy Inc.	2.800%	05/15/23	300	314
Suncor Energy Inc.	3.600%	12/1/24	100	109
Suncor Energy Inc.	3.100%	05/15/25	100	107
Suncor Energy Inc.	5.950%	12/1/34	125	155
Suncor Energy Inc.	6.800%	05/15/38	225	292
Suncor Energy Inc.	6.500%	06/15/38	525	671
Suncor Energy Inc.	4.000%	11/15/47	200	204
Sunoco Logistics Partners Operations LP	3.450%	01/15/23	50	51
Sunoco Logistics Partners Operations LP	4.250%	04/1/24	225	235
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	151
Sunoco Logistics Partners Operations LP	4.950%	01/15/43	175	154
Sunoco Logistics Partners Operations LP	5.300%	04/1/44	325	304
Sunoco Logistics Partners Operations LP	5.350%	05/15/45	50	47
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	259
TC PipeLines LP	3.900%	05/25/27	50	54
TechnipFMC plc	3.450%	10/1/22	75	78
Total Capital Canada Ltd.	2.750%	07/15/23	125	133
Total Capital International SA	2.875%	02/17/22	300	310
Total Capital International SA	2.700%	01/25/23	50	53
Total Capital International SA	3.700%	01/15/24	525	576
Total Capital International SA	2.434%	01/10/25	175	186
Total Capital International SA	3.455%	02/19/29	325	373
Total Capital International SA	2.829%	01/10/30	300	331
Total Capital International SA	2.986%	06/29/41	200	208
Total Capital International SA	3.461%	07/12/49	200	219
Total Capital International SA	3.127%	05/29/50	500	520
Total Capital International SA	3.386%	06/29/60	200	209
Total Capital SA	3.883%	10/11/28	100	118
TransCanada PipeLines Ltd.	2.500%	08/1/22	500	516
TransCanada PipeLines Ltd.	4.250%	05/15/28	250	288
TransCanada PipeLines Ltd.	4.100%	04/15/30	550	634
TransCanada PipeLines Ltd.	4.625%	03/1/34	536	628
TransCanada PipeLines Ltd.	5.600%	03/31/34	150	190
TransCanada PipeLines Ltd.	5.850%	03/15/36	300	397
TransCanada PipeLines Ltd.	6.200%	10/15/37	425	584
TransCanada PipeLines Ltd.	4.750%	05/15/38	350	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.875%	05/15/48	510	629
	Transcontinental Gas Pipe Line Co. LLC	4.000%	03/15/28	100	111
[6]	Transcontinental Gas Pipe Line Co. LLC	3.250%	05/15/30	200	215
	Transcontinental Gas Pipe Line Co. LLC	4.600%	03/15/48	100	115
[6]	Transcontinental Gas Pipe Line Co. LLC	3.950%	05/15/50	200	208
	Valero Energy Corp.	2.700%	04/15/23	100	104
	Valero Energy Corp.	1.200%	03/15/24	500	499
	Valero Energy Corp.	3.650%	03/15/25	251	270
	Valero Energy Corp.	2.850%	04/15/25	100	105
	Valero Energy Corp.	4.350%	06/1/28	350	388
	Valero Energy Corp.	7.500%	04/15/32	650	880
	Valero Energy Corp.	4.900%	03/15/45	150	166
	Valero Energy Partners LP	4.375%	12/15/26	100	112
	Valero Energy Partners LP	4.500%	03/15/28	75	84
	Williams Cos. Inc.	4.000%	11/15/21	100	103
	Williams Cos. Inc.	3.600%	03/15/22	475	492
	Williams Cos. Inc.	3.350%	08/15/22	125	130
	Williams Cos. Inc.	3.700%	01/15/23	200	211
	Williams Cos. Inc.	4.550%	06/24/24	400	443
	Williams Cos. Inc.	3.900%	01/15/25	681	742
	Williams Cos. Inc.	3.750%	06/15/27	300	329
	Williams Cos. Inc.	3.500%	11/15/30	400	435
	Williams Cos. Inc.	6.300%	04/15/40	100	123
	Williams Cos. Inc.	5.800%	11/15/43	100	117
	Williams Cos. Inc.	5.400%	03/4/44	400	449
	Williams Cos. Inc.	5.750%	06/24/44	100	119
	Williams Cos. Inc.	5.100%	09/15/45	350	390
	Williams Cos. Inc.	4.850%	03/1/48	150	168
					120,016
Financials (7.7%)
	ACE Capital Trust II	9.700%	04/1/30	50	74
	AEGON Funding Co. LLC	5.750%	12/15/20	81	82
	Aegon NV	5.500%	04/11/48	200	220
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	200	206
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	71
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	02/1/22	125	126
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	05/26/22	100	101
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	07/1/22	175	179
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	01/23/23	125	125
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	09/15/23	150	154
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	01/15/25	186	181
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	07/15/25	250	269
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	125
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	07/21/27	300	274

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	484
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	01/23/28	300	276
Affiliated Managers Group Inc.	4.250%	02/15/24	100	110
Affiliated Managers Group Inc.	3.500%	08/1/25	125	138
Affiliated Managers Group Inc.	3.300%	06/15/30	500	534
Aflac Inc.	3.625%	06/15/23	125	135
Aflac Inc.	3.625%	11/15/24	125	140
Aflac Inc.	3.250%	03/17/25	125	138
Aflac Inc.	2.875%	10/15/26	75	82
Aflac Inc.	3.600%	04/1/30	225	263
Aflac Inc.	4.000%	10/15/46	50	57
Aflac Inc.	4.750%	01/15/49	235	300
Air Lease Corp.	3.750%	02/1/22	300	306
Air Lease Corp.	2.625%	07/1/22	100	100
Air Lease Corp.	2.250%	01/15/23	100	100
Air Lease Corp.	2.750%	01/15/23	100	102
Air Lease Corp.	3.875%	07/3/23	100	104
Air Lease Corp.	4.250%	02/1/24	200	207
Air Lease Corp.	4.250%	09/15/24	75	78
Air Lease Corp.	2.300%	02/1/25	200	197
Air Lease Corp.	3.250%	03/1/25	150	152
Air Lease Corp.	3.375%	07/1/25	250	255
Air Lease Corp.	3.625%	04/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	197
Air Lease Corp.	4.625%	10/1/28	100	104
Air Lease Corp.	3.250%	10/1/29	100	95
Air Lease Corp.	3.000%	02/1/30	225	209
Aircastle Ltd.	4.400%	09/25/23	125	124
Aircastle Ltd.	4.125%	05/1/24	400	394
Aircastle Ltd.	4.250%	06/15/26	100	93
Alleghany Corp.	3.625%	05/15/30	100	112
Alleghany Corp.	4.900%	09/15/44	100	123
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	81
Allstate Corp.	3.150%	06/15/23	100	107
Allstate Corp.	5.550%	05/9/35	75	107
Allstate Corp.	4.500%	06/15/43	125	159
Allstate Corp.	4.200%	12/15/46	200	246
Allstate Corp.	3.850%	08/10/49	100	121
Allstate Corp.	5.750%	08/15/53	75	79
Allstate Corp.	6.500%	05/15/57	100	128
Ally Financial Inc.	4.125%	02/13/22	125	130
Ally Financial Inc.	3.875%	05/21/24	150	160
Ally Financial Inc.	5.125%	09/30/24	135	151
Ally Financial Inc.	8.000%	11/1/31	400	547
American Express Co.	3.700%	11/5/21	200	207
American Express Co.	2.750%	05/20/22	300	310
American Express Co.	2.500%	08/1/22	500	517
American Express Co.	2.650%	12/2/22	225	236
American Express Co.	3.400%	02/27/23	300	319
American Express Co.	3.700%	08/3/23	325	352
American Express Co.	3.400%	02/22/24	225	244
American Express Co.	2.500%	07/30/24	215	228
American Express Co.	3.000%	10/30/24	569	616
American Express Co.	3.625%	12/5/24	241	267
American Express Co.	4.200%	11/6/25	150	174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Express Co.	3.125%	05/20/26	250	279
American Express Co.	4.050%	12/3/42	67	84
American Express Credit Corp.	2.700%	03/3/22	300	309
American Express Credit Corp.	3.300%	05/3/27	350	395
American Financial Group Inc.	3.500%	08/15/26	50	54
American Financial Group Inc.	5.250%	04/2/30	150	182
American Financial Group Inc.	4.500%	06/15/47	110	121
American International Group Inc.	6.400%	12/15/20	385	389
American International Group Inc.	3.300%	03/1/21	275	278
American International Group Inc.	4.125%	02/15/24	70	77
American International Group Inc.	2.500%	06/30/25	406	433
American International Group Inc.	3.750%	07/10/25	85	95
American International Group Inc.	4.200%	04/1/28	200	231
American International Group Inc.	4.250%	03/15/29	50	59
American International Group Inc.	3.400%	06/30/30	240	265
American International Group Inc.	3.875%	01/15/35	200	228
American International Group Inc.	4.700%	07/10/35	75	93
American International Group Inc.	6.250%	05/1/36	475	655
American International Group Inc.	4.500%	07/16/44	500	586
American International Group Inc.	4.750%	04/1/48	200	245
American International Group Inc.	5.750%	04/1/48	125	136
American International Group Inc.	4.375%	06/30/50	230	268
American International Group Inc.	4.375%	01/15/55	125	144
American International Group Inc.	8.175%	05/15/58	95	135
Ameriprise Financial Inc.	3.000%	03/22/22	50	52
Ameriprise Financial Inc.	4.000%	10/15/23	250	276
Ameriprise Financial Inc.	3.700%	10/15/24	187	209
Ameriprise Financial Inc.	3.000%	04/2/25	20	22
Ameriprise Financial Inc.	2.875%	09/15/26	100	110
Aon Corp.	8.205%	01/1/27	25	32
Aon Corp.	4.500%	12/15/28	100	121
Aon Corp.	3.750%	05/2/29	90	103
Aon Corp.	2.800%	05/15/30	405	438
Aon Corp.	6.250%	09/30/40	100	147
Aon plc	3.500%	06/14/24	250	273
Aon plc	3.875%	12/15/25	125	143
Aon plc	4.600%	06/14/44	175	222
Aon plc	4.750%	05/15/45	100	130
Arch Capital Finance LLC	4.011%	12/15/26	100	116
Arch Capital Finance LLC	5.031%	12/15/46	100	126
Arch Capital Group Ltd.	7.350%	05/1/34	50	76
Arch Capital Group Ltd.	3.635%	06/30/50	200	214
Arch Capital Group US Inc.	5.144%	11/1/43	50	63

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ares Capital Corp.	3.500%	02/10/23	250	256
Ares Capital Corp.	4.200%	06/10/24	200	208
Ares Capital Corp.	4.250%	03/1/25	105	108
Ares Capital Corp.	3.250%	07/15/25	115	114
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	190
Associated Bank NA	3.500%	08/13/21	50	51
Assurant Inc.	4.000%	03/15/23	50	53
Assurant Inc.	4.200%	09/27/23	100	107
Assurant Inc.	4.900%	03/27/28	100	111
Assurant Inc.	6.750%	02/15/34	9	11
Assured Guaranty US Holdings Inc.	5.000%	07/1/24	75	84
Athene Holding Ltd.	4.125%	01/12/28	200	217
Athene Holding Ltd.	6.150%	04/3/30	110	131
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	257
Australia & New Zealand Banking Group Ltd.	2.625%	05/19/22	200	207
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	209
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	285
AXA SA	8.600%	12/15/30	225	340
AXIS Specialty Finance LLC	3.900%	07/15/29	50	55
AXIS Specialty Finance LLC	4.900%	01/15/40	50	51
AXIS Specialty Finance plc	4.000%	12/6/27	550	600
Banco Santander SA	3.848%	04/12/23	200	213
Banco Santander SA	5.179%	11/19/25	250	284
Banco Santander SA	4.250%	04/11/27	600	678
Banco Santander SA	3.800%	02/23/28	200	220
Banco Santander SA	4.379%	04/12/28	200	226
Bancolombia SA	3.000%	01/29/25	200	200
Bank of America Corp.	2.328%	10/1/21	350	350
Bank of America Corp.	2.503%	10/21/22	1,100	1,123
Bank of America Corp.	3.300%	01/11/23	600	637
Bank of America Corp.	3.124%	01/20/23	145	150
Bank of America Corp.	2.881%	04/24/23	1,000	1,032
Bank of America Corp.	2.816%	07/21/23	1,300	1,350
Bank of America Corp.	4.100%	07/24/23	300	330
Bank of America Corp.	3.004%	12/20/23	2,846	2,989
Bank of America Corp.	3.550%	03/5/24	690	733
Bank of America Corp.	3.864%	07/23/24	125	135
Bank of America Corp.	4.200%	08/26/24	650	721
Bank of America Corp.	4.000%	01/22/25	755	841
Bank of America Corp.	3.950%	04/21/25	500	553
Bank of America Corp.	3.093%	10/1/25	350	377
Bank of America Corp.	2.456%	10/22/25	300	316
Bank of America Corp.	3.366%	01/23/26	300	327
Bank of America Corp.	2.015%	02/13/26	1,000	1,038
Bank of America Corp.	4.450%	03/3/26	475	546
Bank of America Corp.	3.500%	04/19/26	320	358
Bank of America Corp.	1.319%	06/19/26	500	503
Bank of America Corp.	4.250%	10/22/26	725	838
Bank of America Corp.	3.559%	04/23/27	750	838
Bank of America Corp.	3.248%	10/21/27	750	829
Bank of America Corp.	4.183%	11/25/27	560	642
Bank of America Corp.	3.824%	01/20/28	425	482
Bank of America Corp.	3.705%	04/24/28	350	395
Bank of America Corp.	3.593%	07/21/28	800	895

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	3.419%	12/20/28	1,334	1,485
Bank of America Corp.	3.970%	03/5/29	225	258
Bank of America Corp.	4.271%	07/23/29	575	674
Bank of America Corp.	3.974%	02/7/30	150	174
Bank of America Corp.	3.194%	07/23/30	1,125	1,243
Bank of America Corp.	2.884%	10/22/30	300	323
Bank of America Corp.	2.496%	02/13/31	750	782
Bank of America Corp.	2.592%	04/29/31	2,000	2,114
Bank of America Corp.	6.110%	01/29/37	335	471
Bank of America Corp.	4.244%	04/24/38	300	366
Bank of America Corp.	7.750%	05/14/38	340	561
Bank of America Corp.	4.078%	04/23/40	550	657
Bank of America Corp.	2.676%	06/19/41	1,000	1,018
Bank of America Corp.	5.875%	02/7/42	300	440
Bank of America Corp.	5.000%	01/21/44	750	1,037
Bank of America Corp.	4.875%	04/1/44	300	404
Bank of America Corp.	4.750%	04/21/45	100	132
Bank of America Corp.	4.443%	01/20/48	100	129
Bank of America Corp.	4.330%	03/15/50	250	316
Bank of America Corp.	4.083%	03/20/51	1,500	1,855
Bank of America NA	6.000%	10/15/36	250	357
Bank of Montreal	1.900%	08/27/21	325	330
Bank of Montreal	2.900%	03/26/22	425	441
Bank of Montreal	2.350%	09/11/22	46	48
Bank of Montreal	2.550%	11/6/22	104	109
Bank of Montreal	3.300%	02/5/24	300	324
Bank of Montreal	2.500%	06/28/24	200	213
Bank of Montreal	1.850%	05/1/25	457	476
Bank of Montreal	4.338%	10/5/28	100	107
Bank of Montreal	3.803%	12/15/32	500	552
Bank of New York Mellon Corp.	2.600%	02/7/22	675	694
Bank of New York Mellon Corp.	1.950%	08/23/22	250	257
Bank of New York Mellon Corp.	2.950%	01/29/23	195	205
Bank of New York Mellon Corp.	3.500%	04/28/23	225	243
Bank of New York Mellon Corp.	2.661%	05/16/23	225	233
Bank of New York Mellon Corp.	3.450%	08/11/23	125	136
Bank of New York Mellon Corp.	2.200%	08/16/23	225	236
Bank of New York Mellon Corp.	3.250%	09/11/24	150	164
Bank of New York Mellon Corp.	2.100%	10/24/24	225	238
Bank of New York Mellon Corp.	3.000%	02/24/25	547	602
Bank of New York Mellon Corp.	2.800%	05/4/26	200	221
Bank of New York Mellon Corp.	2.450%	08/17/26	125	137
Bank of New York Mellon Corp.	3.250%	05/16/27	150	170
Bank of New York Mellon Corp.	3.442%	02/7/28	150	172
Bank of New York Mellon Corp.	3.000%	10/30/28	200	224
Bank of New York Mellon Corp.	3.300%	08/23/29	100	114
Bank of Nova Scotia	1.875%	04/26/21	175	177
Bank of Nova Scotia	2.700%	03/7/22	250	258
Bank of Nova Scotia	2.375%	01/18/23	50	52
Bank of Nova Scotia	1.950%	02/1/23	875	903
Bank of Nova Scotia	3.400%	02/11/24	200	217
Bank of Nova Scotia	2.200%	02/3/25	1,875	1,979
Bank of Nova Scotia	4.500%	12/16/25	300	346
Bank of Nova Scotia	2.700%	08/3/26	100	109
Barclays plc	3.200%	08/10/21	150	153
Barclays plc	3.684%	01/10/23	100	103
Barclays plc	4.610%	02/15/23	200	209
Barclays plc	4.338%	05/16/24	1,000	1,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.650%	03/16/25	350	377
	Barclays plc	3.932%	05/7/25	200	214
	Barclays plc	4.375%	01/12/26	300	337
	Barclays plc	2.852%	05/7/26	300	312
	Barclays plc	5.200%	05/12/26	610	676
	Barclays plc	4.337%	01/10/28	200	222
	Barclays plc	4.836%	05/9/28	400	433
	Barclays plc	4.972%	05/16/29	200	233
	Barclays plc	5.088%	06/20/30	345	388
	Barclays plc	2.645%	06/24/31	400	398
	Barclays plc	5.250%	08/17/45	250	329
	Barclays plc	4.950%	01/10/47	200	255
	BBVA USA	2.875%	06/29/22	250	257
	Berkshire Hathaway Finance Corp.	3.000%	05/15/22	150	156
	Berkshire Hathaway Finance Corp.	5.750%	01/15/40	140	215
	Berkshire Hathaway Finance Corp.	4.400%	05/15/42	195	250
	Berkshire Hathaway Finance Corp.	4.300%	05/15/43	300	385
	Berkshire Hathaway Finance Corp.	4.200%	08/15/48	700	894
	Berkshire Hathaway Finance Corp.	4.250%	01/15/49	230	296
	Berkshire Hathaway Inc.	2.200%	03/15/21	200	201
	Berkshire Hathaway Inc.	3.000%	02/11/23	75	80
	Berkshire Hathaway Inc.	2.750%	03/15/23	300	316
	Berkshire Hathaway Inc.	3.125%	03/15/26	725	807
	BGC Partners Inc.	3.750%	10/1/24	105	106
	BlackRock Inc.	3.375%	06/1/22	175	184
	BlackRock Inc.	3.500%	03/18/24	175	193
	BlackRock Inc.	3.200%	03/15/27	100	113
	BlackRock Inc.	3.250%	04/30/29	90	104
	BlackRock Inc.	2.400%	04/30/30	630	684
	BlackRock Inc.	1.900%	01/28/31	145	150
[6]	BNP Paribas SA	3.052%	01/13/31	50	54
	BPCE SA	2.750%	12/2/21	250	257
[6]	BPCE SA	3.000%	05/22/22	250	259
	BPCE SA	4.000%	04/15/24	325	360
	BPCE SA	3.375%	12/2/26	250	282
	Brighthouse Financial Inc.	3.700%	06/22/27	250	259
	Brighthouse Financial Inc.	4.700%	06/22/47	530	509
	Brookfield Asset Management Inc.	4.000%	01/15/25	157	175
	Brookfield Finance Inc.	4.000%	04/1/24	175	193
	Brookfield Finance Inc.	4.250%	06/2/26	50	57
	Brookfield Finance Inc.	3.900%	01/25/28	125	139
	Brookfield Finance Inc.	4.850%	03/29/29	150	178
	Brookfield Finance Inc.	4.350%	04/15/30	205	240
	Brookfield Finance Inc.	4.700%	09/20/47	185	216
	Brookfield Finance Inc.	3.450%	04/15/50	125	122
	Brown & Brown Inc.	4.200%	09/15/24	75	83
	Brown & Brown Inc.	4.500%	03/15/29	75	86
	Brown & Brown Inc.	2.375%	03/15/31	500	502
	Canadian Imperial Bank of Commerce	2.550%	06/16/22	350	363
	Canadian Imperial Bank of Commerce	3.500%	09/13/23	200	217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canadian Imperial Bank of Commerce	3.100%	04/2/24	200	216
Canadian Imperial Bank of Commerce	2.250%	01/28/25	120	126
Capital One Bank USA NA	3.375%	02/15/23	235	248
Capital One Financial Corp.	3.050%	03/9/22	175	181
Capital One Financial Corp.	3.200%	01/30/23	350	370
Capital One Financial Corp.	3.500%	06/15/23	27	29
Capital One Financial Corp.	3.900%	01/29/24	250	272
Capital One Financial Corp.	3.750%	04/24/24	450	490
Capital One Financial Corp.	3.300%	10/30/24	1,013	1,094
Capital One Financial Corp.	4.200%	10/29/25	175	194
Capital One Financial Corp.	3.750%	07/28/26	500	544
Capital One Financial Corp.	3.750%	03/9/27	100	111
Capital One Financial Corp.	3.650%	05/11/27	800	883
Capital One Financial Corp.	3.800%	01/31/28	300	335
Cboe Global Markets Inc.	3.650%	01/12/27	110	125
Charles Schwab Corp.	3.225%	09/1/22	300	315
Charles Schwab Corp.	2.650%	01/25/23	100	105
Charles Schwab Corp.	3.550%	02/1/24	400	436
Charles Schwab Corp.	3.850%	05/21/25	25	28
Charles Schwab Corp.	3.200%	03/2/27	250	280
Charles Schwab Corp.	3.200%	01/25/28	100	113
Charles Schwab Corp.	4.000%	02/1/29	125	150
Charles Schwab Corp.	3.250%	05/22/29	100	115
Charles Schwab Corp.	4.625%	03/22/30	50	63
Chubb Corp.	6.000%	05/11/37	125	183
Chubb Corp.	6.500%	05/15/38	95	147
Chubb INA Holdings Inc.	2.875%	11/3/22	475	497
Chubb INA Holdings Inc.	2.700%	03/13/23	125	131
Chubb INA Holdings Inc.	3.350%	05/15/24	100	110
Chubb INA Holdings Inc.	3.150%	03/15/25	250	276
Chubb INA Holdings Inc.	6.700%	05/15/36	200	304
Chubb INA Holdings Inc.	4.150%	03/13/43	100	126
Chubb INA Holdings Inc.	4.350%	11/3/45	350	458
Cincinnati Financial Corp.	6.920%	05/15/28	100	132
Cincinnati Financial Corp.	6.125%	11/1/34	75	107
Citigroup Inc.	2.350%	08/2/21	150	152
Citigroup Inc.	2.900%	12/8/21	200	205
Citigroup Inc.	4.500%	01/14/22	475	499
Citigroup Inc.	2.750%	04/25/22	425	439
Citigroup Inc.	2.700%	10/27/22	375	391
Citigroup Inc.	2.312%	11/4/22	300	306
Citigroup Inc.	3.375%	03/1/23	150	159
Citigroup Inc.	3.500%	05/15/23	675	720
Citigroup Inc.	2.876%	07/24/23	450	467
Citigroup Inc.	3.875%	10/25/23	738	806
Citigroup Inc.	4.000%	08/5/24	125	137
Citigroup Inc.	3.875%	03/26/25	350	386
Citigroup Inc.	3.352%	04/24/25	1,500	1,617
Citigroup Inc.	3.300%	04/27/25	125	138
Citigroup Inc.	4.400%	06/10/25	1,796	2,018
Citigroup Inc.	5.500%	09/13/25	75	89
Citigroup Inc.	3.700%	01/12/26	275	309
Citigroup Inc.	4.600%	03/9/26	275	314
Citigroup Inc.	3.200%	10/21/26	1,025	1,130
Citigroup Inc.	4.300%	11/20/26	75	86
Citigroup Inc.	4.450%	09/29/27	1,150	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.887%	01/10/28	475	537
	Citigroup Inc.	3.668%	07/24/28	900	1,010
	Citigroup Inc.	4.125%	07/25/28	100	115
	Citigroup Inc.	3.520%	10/27/28	580	644
	Citigroup Inc.	3.980%	03/20/30	475	547
	Citigroup Inc.	2.976%	11/5/30	300	324
	Citigroup Inc.	2.666%	01/29/31	500	527
	Citigroup Inc.	4.412%	03/31/31	750	899
	Citigroup Inc.	2.572%	06/3/31	500	524
	Citigroup Inc.	6.625%	06/15/32	100	139
	Citigroup Inc.	6.125%	08/25/36	75	102
	Citigroup Inc.	3.878%	01/24/39	225	265
	Citigroup Inc.	8.125%	07/15/39	562	980
	Citigroup Inc.	5.316%	03/26/41	1,000	1,370
	Citigroup Inc.	5.875%	01/30/42	100	147
	Citigroup Inc.	5.300%	05/6/44	375	504
	Citigroup Inc.	4.650%	07/30/45	200	260
	Citigroup Inc.	4.750%	05/18/46	375	469
	Citigroup Inc.	4.650%	07/23/48	450	591
	Citizens Bank NA	3.250%	02/14/22	250	259
	Citizens Bank NA	2.650%	05/26/22	125	129
	Citizens Financial Group Inc.	2.850%	07/27/26	175	193
	Citizens Financial Group Inc.	2.500%	02/6/30	200	214
[6]	Citizens Financial Group Inc.	2.638%	09/30/32	125	125
	CME Group Inc.	3.000%	09/15/22	125	131
	CME Group Inc.	3.000%	03/15/25	214	234
	CME Group Inc.	5.300%	09/15/43	200	296
	CNA Financial Corp.	3.950%	05/15/24	150	166
	CNA Financial Corp.	4.500%	03/1/26	125	146
	CNA Financial Corp.	3.450%	08/15/27	100	112
	CNA Financial Corp.	3.900%	05/1/29	100	114
	Comerica Bank	4.000%	07/27/25	50	55
	Comerica Inc.	3.700%	07/31/23	200	217
[6]	Commonwealth Bank of Australia	2.750%	03/10/22	500	517
[6]	Commonwealth Bank of Australia	3.350%	06/4/24	550	602
	Cooperatieve Rabobank UA	2.750%	01/10/22	250	258
	Cooperatieve Rabobank UA	3.875%	02/8/22	525	550
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	133
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	194
	Cooperatieve Rabobank UA	3.375%	05/21/25	666	749
	Cooperatieve Rabobank UA	4.375%	08/4/25	600	675
	Cooperatieve Rabobank UA	3.750%	07/21/26	225	250
	Cooperatieve Rabobank UA	5.250%	05/24/41	100	146
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	360
	Cooperatieve Rabobank UA	5.250%	08/4/45	350	477
	Credit Suisse AG	3.000%	10/29/21	600	617
	Credit Suisse AG	2.100%	11/12/21	250	255
	Credit Suisse AG	3.625%	09/9/24	575	636
[6]	Credit Suisse Group AG	3.574%	01/9/23	250	258
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	251
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	09/15/22	750	781
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	06/9/23	825	885
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	03/26/25	250	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	05/15/45	875	1,162
	Deutsche Bank AG	4.250%	10/14/21	600	617
	Deutsche Bank AG	3.300%	11/16/22	500	516
	Deutsche Bank AG	3.950%	02/27/23	300	315
	Deutsche Bank AG	3.700%	05/30/24	548	577
	Deutsche Bank AG	4.100%	01/13/26	100	105
	Discover Bank	3.200%	08/9/21	100	102
	Discover Bank	3.350%	02/6/23	150	159
	Discover Bank	4.200%	08/8/23	300	328
	Discover Bank	2.450%	09/12/24	150	158
	Discover Bank	3.450%	07/27/26	100	109
	Discover Bank	4.650%	09/13/28	250	295
	Discover Bank	2.700%	02/6/30	100	105
	Discover Financial Services	3.850%	11/21/22	200	213
	Discover Financial Services	3.950%	11/6/24	450	496
	Discover Financial Services	3.750%	03/4/25	183	199
	Discover Financial Services	4.500%	01/30/26	200	228
	Discover Financial Services	4.100%	02/9/27	250	277
	E*TRADE Financial Corp.	3.800%	08/24/27	75	84
	E*TRADE Financial Corp.	4.500%	06/20/28	65	77
	Eaton Vance Corp.	3.625%	06/15/23	50	53
	Eaton Vance Corp.	3.500%	04/6/27	100	110
	Enstar Group Ltd.	4.500%	03/10/22	50	52
	Enstar Group Ltd.	4.950%	06/1/29	395	437
	Equitable Holdings Inc.	3.900%	04/20/23	100	107
	Equitable Holdings Inc.	7.000%	04/1/28	75	95
	Equitable Holdings Inc.	4.350%	04/20/28	680	774
	Equitable Holdings Inc.	5.000%	04/20/48	350	411
	Everest Reinsurance Holdings Inc.	4.868%	06/1/44	100	116
	Fairfax Financial Holdings Ltd.	4.850%	04/17/28	50	54
[6]	Fairfax Financial Holdings Ltd.	4.625%	04/29/30	100	109
	Fidelity National Financial Inc.	3.400%	06/15/30	100	107
	Fidelity National Financial Inc.	2.450%	03/15/31	500	495
	Fifth Third Bancorp	3.500%	03/15/22	125	130
	Fifth Third Bancorp	4.300%	01/16/24	275	304
	Fifth Third Bancorp	3.650%	01/25/24	150	164
	Fifth Third Bancorp	2.375%	01/28/25	349	369
	Fifth Third Bancorp	2.550%	05/5/27	100	107
	Fifth Third Bancorp	3.950%	03/14/28	75	87
	Fifth Third Bancorp	8.250%	03/1/38	200	330
	Fifth Third Bank NA	3.950%	07/28/25	200	229
	Fifth Third Bank NA	3.850%	03/15/26	200	228
	Fifth Third Bank NA	2.250%	02/1/27	250	267
	First American Financial Corp.	4.600%	11/15/24	100	109
	First Horizon National Corp.	3.500%	12/15/20	100	100
	First Republic Bank	2.500%	06/6/22	100	103
	First Republic Bank	1.912%	02/12/24	250	256
	First Republic Bank	4.375%	08/1/46	75	91
	FirstMerit Bank NA	4.270%	11/25/26	150	172
	Franklin Resources Inc.	2.800%	09/15/22	225	235
	FS KKR Capital Corp.	4.750%	05/15/22	25	25
	FS KKR Capital Corp.	4.625%	07/15/24	25	25
	FS KKR Capital Corp.	4.125%	02/1/25	100	99
	GATX Corp.	3.250%	03/30/25	125	133
	GATX Corp.	3.250%	09/15/26	50	54
	GATX Corp.	3.850%	03/30/27	175	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.500%	03/15/28	100	109
	GATX Corp.	4.550%	11/7/28	150	175
	GATX Corp.	4.700%	04/1/29	75	90
	GATX Corp.	4.500%	03/30/45	50	55
[6]	GE Capital Funding LLC	3.450%	05/15/25	445	476
[6]	GE Capital Funding LLC	4.050%	05/15/27	400	429
[6]	GE Capital Funding LLC	4.400%	05/15/30	710	759
[6]	GE Capital Funding LLC	4.550%	05/15/32	200	214
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	382
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,278
	Globe Life Inc.	3.800%	09/15/22	50	53
	Globe Life Inc.	4.550%	09/15/28	80	94
	Goldman Sachs Capital I	6.345%	02/15/34	225	309
	Goldman Sachs Group Inc.	2.350%	11/15/21	500	501
	Goldman Sachs Group Inc.	5.750%	01/24/22	675	721
	Goldman Sachs Group Inc.	3.000%	04/26/22	545	552
	Goldman Sachs Group Inc.	2.876%	10/31/22	555	568
	Goldman Sachs Group Inc.	3.625%	01/22/23	400	427
	Goldman Sachs Group Inc.	3.200%	02/23/23	450	476
	Goldman Sachs Group Inc.	2.908%	06/5/23	350	362
	Goldman Sachs Group Inc.	2.905%	07/24/23	500	518
	Goldman Sachs Group Inc.	3.625%	02/20/24	300	326
	Goldman Sachs Group Inc.	4.000%	03/3/24	475	521
	Goldman Sachs Group Inc.	3.850%	07/8/24	586	643
	Goldman Sachs Group Inc.	3.500%	01/23/25	1,332	1,458
	Goldman Sachs Group Inc.	3.500%	04/1/25	50	55
	Goldman Sachs Group Inc.	3.750%	05/22/25	825	917
	Goldman Sachs Group Inc.	3.272%	09/29/25	550	595
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	227
	Goldman Sachs Group Inc.	3.750%	02/25/26	200	225
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,381
	Goldman Sachs Group Inc.	5.950%	01/15/27	400	493
	Goldman Sachs Group Inc.	3.850%	01/26/27	350	393
	Goldman Sachs Group Inc.	3.691%	06/5/28	625	700
	Goldman Sachs Group Inc.	3.814%	04/23/29	450	512
	Goldman Sachs Group Inc.	4.223%	05/1/29	475	554
	Goldman Sachs Group Inc.	3.800%	03/15/30	1,250	1,434
	Goldman Sachs Group Inc.	6.450%	05/1/36	50	70
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,411
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	476
	Goldman Sachs Group Inc.	4.411%	04/23/39	500	604
	Goldman Sachs Group Inc.	6.250%	02/1/41	675	1,007
	Goldman Sachs Group Inc.	4.800%	07/8/44	360	469
	Goldman Sachs Group Inc.	5.150%	05/22/45	475	621
	Goldman Sachs Group Inc.	4.750%	10/21/45	150	196
	Hanover Insurance Group Inc.	4.500%	04/15/26	100	114
	Hartford Financial Services Group Inc.	2.800%	08/19/29	100	108
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	68
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	140
	Hartford Financial Services Group Inc.	4.300%	04/15/43	175	207
	Hartford Financial Services Group, Inc.	3.600%	08/19/49	125	139
	HSBC Bank USA NA	7.000%	01/15/39	250	366

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	4.000%	03/30/22	290	304
HSBC Holdings plc	3.262%	03/13/23	560	579
HSBC Holdings plc	3.600%	05/25/23	200	213
HSBC Holdings plc	3.033%	11/22/23	200	209
HSBC Holdings plc	4.250%	03/14/24	250	268
HSBC Holdings plc	3.950%	05/18/24	1,300	1,391
HSBC Holdings plc	3.803%	03/11/25	1,075	1,157
HSBC Holdings plc	4.250%	08/18/25	150	163
HSBC Holdings plc	2.633%	11/7/25	200	207
HSBC Holdings plc	4.300%	03/8/26	1,100	1,237
HSBC Holdings plc	1.645%	04/18/26	2,000	1,988
HSBC Holdings plc	3.900%	05/25/26	450	497
HSBC Holdings plc	2.099%	06/4/26	1,700	1,721
HSBC Holdings plc	4.292%	09/12/26	500	556
HSBC Holdings plc	4.375%	11/23/26	350	386
HSBC Holdings plc	4.041%	03/13/28	400	441
HSBC Holdings plc	4.583%	06/19/29	400	460
HSBC Holdings plc	4.950%	03/31/30	550	661
HSBC Holdings plc	3.973%	05/22/30	570	637
HSBC Holdings plc	7.625%	05/17/32	100	140
HSBC Holdings plc	7.350%	11/27/32	100	131
HSBC Holdings plc	6.500%	05/2/36	600	807
HSBC Holdings plc	6.500%	09/15/37	50	68
HSBC Holdings plc	6.800%	06/1/38	200	281
HSBC Holdings plc	5.250%	03/14/44	750	948
HSBC USA Inc.	3.500%	06/23/24	150	161
Huntington Bancshares Inc.	7.000%	12/15/20	25	25
Huntington Bancshares Inc.	2.300%	01/14/22	200	204
Huntington Bancshares Inc.	2.550%	02/4/30	250	261
Huntington National Bank	2.500%	08/7/22	200	208
Huntington National Bank	1.800%	02/3/23	275	282
Huntington National Bank	3.550%	10/6/23	250	272
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	260
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	277
ING Groep NV	3.150%	03/29/22	200	207
ING Groep NV	4.100%	10/2/23	300	329
ING Groep NV	3.550%	04/9/24	200	217
ING Groep NV	3.950%	03/29/27	300	343
ING Groep NV	4.550%	10/2/28	200	242
ING Groep NV	4.050%	04/9/29	200	234
Intercontinental Exchange Inc.	2.350%	09/15/22	100	103
Intercontinental Exchange Inc.	4.000%	10/15/23	150	165
Intercontinental Exchange Inc.	3.750%	12/1/25	300	339
Intercontinental Exchange Inc.	3.100%	09/15/27	150	166
Intercontinental Exchange Inc.	3.750%	09/21/28	75	87
Intercontinental Exchange Inc.	2.100%	06/15/30	750	775
Intercontinental Exchange Inc.	2.650%	09/15/40	500	497
Intercontinental Exchange Inc.	4.250%	09/21/48	175	217
Intercontinental Exchange Inc.	3.000%	06/15/50	285	299
Intercontinental Exchange Inc.	3.000%	09/15/60	300	303
International Finance Corp.	5.875%	08/15/22	160	171
Invesco Finance plc	3.125%	11/30/22	175	184
Invesco Finance plc	4.000%	01/30/24	450	491
Invesco Finance plc	3.750%	01/15/26	170	192
Invesco Finance plc	5.375%	11/30/43	75	92
Janus Capital Group Inc.	4.875%	08/1/25	75	85

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferies Financial Group Inc.	5.500%	10/18/23	150	165
Jefferies Group LLC	5.125%	01/20/23	100	109
Jefferies Group LLC	6.450%	06/8/27	50	61
Jefferies Group LLC	6.250%	01/15/36	75	92
Jefferies Group LLC	6.500%	01/20/43	75	94
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	01/15/27	200	227
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	01/23/30	300	338
JPMorgan Chase & Co.	3.250%	09/23/22	750	793
JPMorgan Chase & Co.	2.972%	01/15/23	370	382
JPMorgan Chase & Co.	3.200%	01/25/23	750	797
JPMorgan Chase & Co.	3.207%	04/1/23	500	520
JPMorgan Chase & Co.	2.776%	04/25/23	350	362
JPMorgan Chase & Co.	3.375%	05/1/23	300	318
JPMorgan Chase & Co.	2.700%	05/18/23	250	263
JPMorgan Chase & Co.	3.875%	02/1/24	445	491
JPMorgan Chase & Co.	3.559%	04/23/24	485	518
JPMorgan Chase & Co.	3.625%	05/13/24	526	579
JPMorgan Chase & Co.	1.514%	06/1/24	1,640	1,675
JPMorgan Chase & Co.	3.797%	07/23/24	175	189
JPMorgan Chase & Co.	3.875%	09/10/24	575	635
JPMorgan Chase & Co.	0.653%	09/16/24	1,100	1,100
JPMorgan Chase & Co.	4.023%	12/5/24	300	330
JPMorgan Chase & Co.	3.125%	01/23/25	400	436
JPMorgan Chase & Co.	3.220%	03/1/25	600	643
JPMorgan Chase & Co.	3.900%	07/15/25	362	408
JPMorgan Chase & Co.	2.301%	10/15/25	700	734
JPMorgan Chase & Co.	3.300%	04/1/26	685	760
JPMorgan Chase & Co.	2.083%	04/22/26	500	522
JPMorgan Chase & Co.	3.200%	06/15/26	300	333
JPMorgan Chase & Co.	2.950%	10/1/26	875	962
JPMorgan Chase & Co.	4.125%	12/15/26	450	524
JPMorgan Chase & Co.	3.960%	01/29/27	500	568
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,113
JPMorgan Chase & Co.	3.782%	02/1/28	625	705
JPMorgan Chase & Co.	3.540%	05/1/28	350	392
JPMorgan Chase & Co.	3.509%	01/23/29	575	646
JPMorgan Chase & Co.	4.005%	04/23/29	300	347
JPMorgan Chase & Co.	4.203%	07/23/29	250	295
JPMorgan Chase & Co.	4.452%	12/5/29	300	361
JPMorgan Chase & Co.	3.702%	05/6/30	300	344
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,615
JPMorgan Chase & Co.	4.493%	03/24/31	1,050	1,279
JPMorgan Chase & Co.	6.400%	05/15/38	450	690
JPMorgan Chase & Co.	5.500%	10/15/40	1,650	2,357
JPMorgan Chase & Co.	3.109%	04/22/41	500	546
JPMorgan Chase & Co.	5.600%	07/15/41	275	401
JPMorgan Chase & Co.	5.400%	01/6/42	150	215
JPMorgan Chase & Co.	5.625%	08/16/43	300	431
JPMorgan Chase & Co.	4.950%	06/1/45	100	135
JPMorgan Chase & Co.	4.260%	02/22/48	375	470
JPMorgan Chase & Co.	4.032%	07/24/48	500	602
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,212
JPMorgan Chase & Co.	3.897%	01/23/49	400	481
JPMorgan Chase & Co.	3.109%	04/22/51	500	531
Kemper Corp.	4.350%	02/15/25	40	44
KeyBank NA	2.300%	09/14/22	200	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KeyBank NA	3.375%	03/7/23	250	266
KeyBank NA	3.300%	06/1/25	403	450
KeyCorp	5.100%	03/24/21	25	26
KeyCorp	4.150%	10/29/25	150	173
KeyCorp	4.100%	04/30/28	600	701
KeyCorp	2.550%	10/1/29	150	159
Lazard Group LLC	3.750%	02/13/25	50	55
Lazard Group LLC	3.625%	03/1/27	100	108
Lazard Group LLC	4.500%	09/19/28	100	117
Legg Mason Inc.	4.750%	03/15/26	100	119
Legg Mason Inc.	5.625%	01/15/44	120	167
Lincoln National Corp.	4.200%	03/15/22	50	53
Lincoln National Corp.	4.000%	09/1/23	50	55
Lincoln National Corp.	3.350%	03/9/25	13	14
Lincoln National Corp.	3.625%	12/12/26	75	85
Lincoln National Corp.	3.800%	03/1/28	100	115
Lincoln National Corp.	3.050%	01/15/30	350	377
Lincoln National Corp.	6.300%	10/9/37	75	98
Lincoln National Corp.	7.000%	06/15/40	160	231
Lloyds Banking Group plc	3.000%	01/11/22	300	308
Lloyds Banking Group plc	2.858%	03/17/23	250	257
Lloyds Banking Group plc	4.050%	08/16/23	900	975
Lloyds Banking Group plc	2.907%	11/7/23	400	415
Lloyds Banking Group plc	3.900%	03/12/24	200	217
Lloyds Banking Group plc	4.450%	05/8/25	200	226
Lloyds Banking Group plc	4.582%	12/10/25	700	768
Lloyds Banking Group plc	4.650%	03/24/26	575	637
Lloyds Banking Group plc	3.750%	01/11/27	200	221
Lloyds Banking Group plc	4.375%	03/22/28	250	289
Lloyds Banking Group plc	4.550%	08/16/28	200	235
Lloyds Banking Group plc	3.574%	11/7/28	200	219
Lloyds Banking Group plc	5.300%	12/1/45	450	591
Lloyds Banking Group plc	4.344%	01/9/48	275	323
Loews Corp.	2.625%	05/15/23	75	79
Loews Corp.	6.000%	02/1/35	50	69
Loews Corp.	4.125%	05/15/43	350	401
M&T Bank Corp.	3.550%	07/26/23	200	218
Manufacturers & Traders Trust Co.	2.900%	02/6/25	160	175
Manulife Financial Corp.	4.150%	03/4/26	175	205
Manulife Financial Corp.	4.061%	02/24/32	190	205
Manulife Financial Corp.	5.375%	03/4/46	200	279
Markel Corp.	4.900%	07/1/22	125	134
Markel Corp.	3.500%	11/1/27	50	55
Markel Corp.	3.350%	09/17/29	75	83
Markel Corp.	4.300%	11/1/47	50	58
Markel Corp.	5.000%	05/20/49	150	200
Markel Corp.	4.150%	09/17/50	200	239
Marsh & McLennan Cos. Inc.	3.300%	03/14/23	75	80
Marsh & McLennan Cos. Inc.	3.500%	06/3/24	100	109
Marsh & McLennan Cos. Inc.	3.500%	03/10/25	100	111
Marsh & McLennan Cos. Inc.	3.750%	03/14/26	100	113
Marsh & McLennan Cos. Inc.	4.375%	03/15/29	325	392
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	742
Marsh & McLennan Cos. Inc.	4.350%	01/30/47	100	126
Marsh & McLennan Cos. Inc.	4.200%	03/1/48	200	249
Marsh & McLennan Cos. Inc.	4.900%	03/15/49	450	626
Mercury General Corp.	4.400%	03/15/27	75	82

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MetLife Inc.	3.048%	12/15/22	225	238
MetLife Inc.	3.600%	04/10/24	175	193
MetLife Inc.	3.000%	03/1/25	250	276
MetLife Inc.	3.600%	11/13/25	400	454
MetLife Inc.	4.550%	03/23/30	500	626
MetLife Inc.	6.500%	12/15/32	175	259
MetLife Inc.	6.375%	06/15/34	100	152
MetLife Inc.	6.400%	12/15/36	210	260
MetLife Inc.	5.875%	02/6/41	590	866
MetLife Inc.	4.125%	08/13/42	175	214
MetLife Inc.	4.875%	11/13/43	205	277
MetLife Inc.	4.721%	12/15/44	63	82
MetLife Inc.	4.600%	05/13/46	150	196
Mitsubishi UFJ Financial Group Inc.	2.998%	02/22/22	1,275	1,316
Mitsubishi UFJ Financial Group Inc.	3.218%	03/7/22	200	207
Mitsubishi UFJ Financial Group Inc.	2.623%	07/18/22	675	699
Mitsubishi UFJ Financial Group Inc.	2.665%	07/25/22	300	311
Mitsubishi UFJ Financial Group Inc.	3.455%	03/2/23	300	319
Mitsubishi UFJ Financial Group Inc.	3.761%	07/26/23	740	801
Mitsubishi UFJ Financial Group Inc.	2.527%	09/13/23	100	105
Mitsubishi UFJ Financial Group Inc.	3.407%	03/7/24	200	217
Mitsubishi UFJ Financial Group Inc.	2.801%	07/18/24	200	213
Mitsubishi UFJ Financial Group Inc.	3.777%	03/2/25	250	279
Mitsubishi UFJ Financial Group Inc.	1.412%	07/17/25	2,500	2,539
Mitsubishi UFJ Financial Group Inc.	3.850%	03/1/26	525	597
Mitsubishi UFJ Financial Group Inc.	2.757%	09/13/26	250	271
Mitsubishi UFJ Financial Group Inc.	3.677%	02/22/27	500	563
Mitsubishi UFJ Financial Group Inc.	3.287%	07/25/27	250	278
Mitsubishi UFJ Financial Group Inc.	3.961%	03/2/28	200	230
Mitsubishi UFJ Financial Group Inc.	4.050%	09/11/28	200	234
Mitsubishi UFJ Financial Group Inc.	3.741%	03/7/29	200	227
Mitsubishi UFJ Financial Group Inc.	3.195%	07/18/29	175	192
Mitsubishi UFJ Financial Group Inc.	2.559%	02/25/30	50	52
Mitsubishi UFJ Financial Group Inc.	2.048%	07/17/30	500	503
Mitsubishi UFJ Financial Group Inc.	4.286%	07/26/38	50	61
Mitsubishi UFJ Financial Group Inc.	3.751%	07/18/39	200	232
Mizuho Financial Group Inc.	3.549%	03/5/23	200	213
Mizuho Financial Group Inc.	2.721%	07/16/23	300	311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mizuho Financial Group Inc.	3.922%	09/11/24	200	218
Mizuho Financial Group Inc.	2.839%	07/16/25	375	398
Mizuho Financial Group Inc.	2.555%	09/13/25	100	105
Mizuho Financial Group Inc.	3.663%	02/28/27	250	278
Mizuho Financial Group Inc.	4.018%	03/5/28	325	377
Mizuho Financial Group Inc.	4.254%	09/11/29	400	466
Mizuho Financial Group Inc.	3.153%	07/16/30	500	544
Mizuho Financial Group Inc.	2.869%	09/13/30	100	108
Morgan Stanley	2.625%	11/17/21	500	513
Morgan Stanley	2.750%	05/19/22	600	622
Morgan Stanley	4.875%	11/1/22	425	461
Morgan Stanley	3.125%	01/23/23	250	264
Morgan Stanley	3.750%	02/25/23	675	725
Morgan Stanley	3.737%	04/24/24	750	806
Morgan Stanley	3.875%	04/29/24	545	600
Morgan Stanley	3.700%	10/23/24	650	721
Morgan Stanley	4.000%	07/23/25	330	372
Morgan Stanley	5.000%	11/24/25	650	763
Morgan Stanley	3.875%	01/27/26	225	256
Morgan Stanley	2.188%	04/28/26	1,000	1,047
Morgan Stanley	3.125%	07/27/26	700	773
Morgan Stanley	6.250%	08/9/26	425	537
Morgan Stanley	4.350%	09/8/26	400	462
Morgan Stanley	3.625%	01/20/27	250	283
Morgan Stanley	3.950%	04/23/27	325	368
Morgan Stanley	3.591%	07/22/28	935	1,047
Morgan Stanley	3.772%	01/24/29	575	654
Morgan Stanley	4.431%	01/23/30	550	658
Morgan Stanley	2.699%	01/22/31	1,750	1,861
Morgan Stanley	3.622%	04/1/31	600	686
Morgan Stanley	7.250%	04/1/32	150	226
Morgan Stanley	3.971%	07/22/38	375	440
Morgan Stanley	4.457%	04/22/39	250	314
Morgan Stanley	6.375%	07/24/42	600	931
Morgan Stanley	4.300%	01/27/45	650	825
Morgan Stanley	4.375%	01/22/47	175	227
Morgan Stanley	5.597%	03/24/51	500	758
MUFG Americas Holdings Corp.	3.500%	06/18/22	475	497
MUFG Americas Holdings Corp.	3.000%	02/10/25	80	87
MUFG Union Bank NA	3.150%	04/1/22	1,200	1,246
Nasdaq Inc.	4.250%	06/1/24	125	140
Nasdaq Inc.	3.850%	06/30/26	100	114
Nasdaq Inc.	3.250%	04/28/50	35	37
National Australia Bank Ltd.	3.700%	11/4/21	250	259
National Australia Bank Ltd.	3.000%	01/20/23	250	264
National Australia Bank Ltd.	3.625%	06/20/23	250	271
National Australia Bank Ltd.	3.375%	01/14/26	100	113
National Australia Bank Ltd.	2.500%	07/12/26	200	217
National Bank of Canada	2.100%	02/1/23	200	207
Natwest Group plc	3.498%	05/15/23	500	517
Natwest Group plc	3.875%	09/12/23	600	644
Natwest Group plc	6.000%	12/19/23	100	112
Natwest Group plc	5.125%	05/28/24	500	547
Natwest Group plc	4.519%	06/25/24	300	323
Natwest Group plc	4.892%	05/18/29	1,000	1,162
Natwest Group plc	5.076%	01/27/30	200	238
Natwest Group plc	4.445%	05/8/30	700	796
Nomura Holdings Inc.	2.648%	01/16/25	170	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nomura Holdings Inc.	1.851%	07/16/25	300	305
Nomura Holdings Inc.	3.103%	01/16/30	400	425
Nomura Holdings Inc.	2.679%	07/16/30	250	257
Northern Trust Corp.	3.375%	08/23/21	100	103
Northern Trust Corp.	3.950%	10/30/25	150	174
Northern Trust Corp.	3.650%	08/3/28	100	118
Northern Trust Corp.	3.375%	05/8/32	50	55
Oaktree Specialty Lending Corp.	3.500%	02/25/25	40	40
Old Republic International Corp.	4.875%	10/1/24	121	137
Old Republic International Corp.	3.875%	08/26/26	100	113
ORIX Corp.	2.900%	07/18/22	50	52
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	07/18/27	200	226
Owl Rock Capital Corp.	5.250%	04/15/24	25	26
Owl Rock Capital Corp.	4.000%	03/30/25	47	47
Owl Rock Capital Corp.	3.750%	07/22/25	180	179
PartnerRe Finance B LLC	3.700%	07/2/29	95	105
People's United Bank NA	4.000%	07/15/24	100	107
People's United Financial Inc.	3.650%	12/6/22	100	106
PNC Bank NA	2.550%	12/9/21	100	102
PNC Bank NA	2.625%	02/17/22	175	180
PNC Bank NA	2.450%	07/28/22	100	104
PNC Bank NA	2.700%	11/1/22	450	470
PNC Bank NA	2.028%	12/9/22	145	148
PNC Bank NA	3.300%	10/30/24	705	772
PNC Bank NA	2.950%	02/23/25	293	320
PNC Bank NA	3.250%	06/1/25	169	187
PNC Bank NA	3.100%	10/25/27	250	278
PNC Bank NA	3.250%	01/22/28	150	168
PNC Bank NA	4.050%	07/26/28	250	291
PNC Bank NA	2.700%	10/22/29	150	161
PNC Financial Services Group Inc.	3.300%	03/8/22	340	353
PNC Financial Services Group Inc.	3.500%	01/23/24	100	109
PNC Financial Services Group Inc.	3.900%	04/29/24	125	138
PNC Financial Services Group Inc.	3.150%	05/19/27	450	500
PNC Financial Services Group Inc.	3.450%	04/23/29	500	575
PNC Financial Services Group Inc.	2.550%	01/22/30	425	462
Primerica Inc.	4.750%	07/15/22	125	133
Principal Financial Group Inc.	3.300%	09/15/22	50	53
Principal Financial Group Inc.	3.125%	05/15/23	100	107
Principal Financial Group Inc.	3.400%	05/15/25	128	142
Principal Financial Group Inc.	3.100%	11/15/26	100	111
Principal Financial Group Inc.	4.625%	09/15/42	50	62
Principal Financial Group Inc.	4.350%	05/15/43	50	60
Principal Financial Group Inc.	4.300%	11/15/46	295	354
Private Export Funding Corp.	1.750%	11/15/24	75	79
Progressive Corp.	3.750%	08/23/21	75	77
Progressive Corp.	2.450%	01/15/27	150	162
Progressive Corp.	6.625%	03/1/29	125	171
Progressive Corp.	4.350%	04/25/44	50	63
Progressive Corp.	4.125%	04/15/47	290	362
Progressive Corp.	4.200%	03/15/48	115	148
Progressive Corp.	3.950%	03/26/50	180	227

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prospect Capital Corp.	5.875%	03/15/23	40	41
Prudential Financial Inc.	4.500%	11/16/21	75	79
Prudential Financial Inc.	3.500%	05/15/24	125	138
Prudential Financial Inc.	3.878%	03/27/28	250	292
Prudential Financial Inc.	5.750%	07/15/33	100	137
Prudential Financial Inc.	5.700%	12/14/36	125	178
Prudential Financial Inc.	6.625%	12/1/37	65	97
Prudential Financial Inc.	3.000%	03/10/40	50	52
Prudential Financial Inc.	6.625%	06/21/40	65	99
Prudential Financial Inc.	5.875%	09/15/42	125	133
Prudential Financial Inc.	5.625%	06/15/43	375	398
Prudential Financial Inc.	5.100%	08/15/43	50	63
Prudential Financial Inc.	5.200%	03/15/44	85	89
Prudential Financial Inc.	4.600%	05/15/44	525	639
Prudential Financial Inc.	5.375%	05/15/45	250	271
Prudential Financial Inc.	3.905%	12/7/47	182	202
Prudential Financial Inc.	5.700%	09/15/48	250	283
Prudential Financial Inc.	3.935%	12/7/49	263	298
Prudential Financial Inc.	4.350%	02/25/50	210	252
Prudential Financial Inc.	3.700%	10/1/50	200	203
Prudential plc	3.125%	04/14/30	200	221
Raymond James Financial Inc.	3.625%	09/15/26	75	86
Raymond James Financial Inc.	4.650%	04/1/30	55	67
Raymond James Financial Inc.	4.950%	07/15/46	210	271
Regions Bank	6.450%	06/26/37	250	347
Regions Financial Corp.	3.800%	08/14/23	200	217
Regions Financial Corp.	2.250%	05/18/25	100	105
Reinsurance Group of America Inc.	4.700%	09/15/23	75	83
Reinsurance Group of America Inc.	3.900%	05/15/29	50	57
RenaissanceRe Finance Inc.	3.700%	04/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	07/1/27	75	81
RenaissanceRe Holdings Ltd.	3.600%	04/15/29	75	85
Royal Bank of Canada	2.100%	10/14/20	800	800
Royal Bank of Canada	2.300%	03/22/21	175	177
Royal Bank of Canada	2.750%	02/1/22	300	310
Royal Bank of Canada	2.800%	04/29/22	300	311
Royal Bank of Canada	1.950%	01/17/23	150	155
Royal Bank of Canada	1.600%	04/17/23	800	821
Royal Bank of Canada	3.700%	10/5/23	100	109
Royal Bank of Canada	2.550%	07/16/24	200	214
Royal Bank of Canada	2.250%	11/1/24	650	689
Royal Bank of Canada	4.650%	01/27/26	250	295
Santander Holdings USA Inc.	3.400%	01/18/23	115	120
Santander Holdings USA Inc.	4.500%	07/17/25	1,125	1,244
Santander Holdings USA Inc.	3.244%	10/5/26	900	962
Santander Holdings USA Inc.	4.400%	07/13/27	250	275
Santander UK Group Holdings plc	2.875%	08/5/21	225	229
Santander UK Group Holdings plc	3.571%	01/10/23	200	206
Santander UK Group Holdings plc	1.532%	08/21/26	600	590
Santander UK Group Holdings plc	3.823%	11/3/28	200	221
Santander UK plc	3.750%	11/15/21	200	207
Santander UK plc	2.100%	01/13/23	325	334
Santander UK plc	4.000%	03/13/24	200	221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santander UK plc	2.875%	06/18/24	200	213
Selective Insurance Group Inc.	5.375%	03/1/49	50	61
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	51
Skandinaviska Enskilda Banken AB	2.625%	03/15/21	300	303
Skandinaviska Enskilda Banken AB	2.800%	03/11/22	250	259
Sompo International Holdings Ltd.	4.700%	10/15/22	100	106
State Street Corp.	2.653%	05/15/23	300	311
State Street Corp.	3.100%	05/15/23	400	426
State Street Corp.	3.700%	11/20/23	83	91
State Street Corp.	3.776%	12/3/24	200	219
State Street Corp.	3.300%	12/16/24	227	250
State Street Corp.	3.550%	08/18/25	464	525
State Street Corp.	2.354%	11/1/25	125	132
State Street Corp.	2.650%	05/19/26	125	137
State Street Corp.	4.141%	12/3/29	200	241
State Street Corp.	2.400%	01/24/30	150	163
State Street Corp.	3.031%	11/1/34	125	136
Stifel Financial Corp.	3.500%	12/1/20	50	50
Stifel Financial Corp.	4.250%	07/18/24	150	169
Sumitomo Mitsui Banking Corp.	3.200%	07/18/22	250	262
Sumitomo Mitsui Banking Corp.	3.950%	07/19/23	100	109
Sumitomo Mitsui Banking Corp.	3.950%	01/10/24	250	274
Sumitomo Mitsui Banking Corp.	3.400%	07/11/24	250	272
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	485
Sumitomo Mitsui Financial Group Inc.	2.846%	01/11/22	250	257
Sumitomo Mitsui Financial Group Inc.	2.784%	07/12/22	200	207
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	209
Sumitomo Mitsui Financial Group Inc.	3.102%	01/17/23	250	264
Sumitomo Mitsui Financial Group Inc.	3.748%	07/19/23	200	217
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	219
Sumitomo Mitsui Financial Group Inc.	2.696%	07/16/24	375	399
Sumitomo Mitsui Financial Group Inc.	2.348%	01/15/25	320	337
Sumitomo Mitsui Financial Group Inc.	3.784%	03/9/26	150	170
Sumitomo Mitsui Financial Group Inc.	2.632%	07/14/26	125	134
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	193
Sumitomo Mitsui Financial Group Inc.	3.446%	01/11/27	200	223
Sumitomo Mitsui Financial Group Inc.	3.364%	07/12/27	700	779
Sumitomo Mitsui Financial Group Inc.	3.544%	01/17/28	300	336
Sumitomo Mitsui Financial Group Inc.	3.944%	07/19/28	100	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.040%	07/16/29	475	519
	Sumitomo Mitsui Financial Group Inc.	3.202%	09/17/29	150	161
	Sumitomo Mitsui Financial Group Inc.	2.750%	01/15/30	370	396
	SVB Financial Group	3.500%	01/29/25	100	108
	SVB Financial Group	3.125%	06/5/30	50	56
	Svenska Handelsbanken AB	2.450%	03/30/21	300	303
	Swiss Re America Holding Corp.	7.000%	02/15/26	75	95
	Synchrony Bank	3.000%	06/15/22	100	103
	Synchrony Financial	2.850%	07/25/22	75	77
	Synchrony Financial	4.250%	08/15/24	250	271
	Synchrony Financial	4.500%	07/23/25	426	469
	Synchrony Financial	3.700%	08/4/26	125	133
	Synchrony Financial	3.950%	12/1/27	300	322
	Synovus Financial Corp.	3.125%	11/1/22	50	52
	TD Ameritrade Holding Corp.	2.950%	04/1/22	125	129
	TD Ameritrade Holding Corp.	3.625%	04/1/25	384	431
	TD Ameritrade Holding Corp.	3.300%	04/1/27	125	140
	TD Ameritrade Holding Corp.	2.750%	10/1/29	50	55
[6]	Toronto-Dominion Bank	2.250%	03/15/21	250	252
	Toronto-Dominion Bank	2.125%	04/7/21	175	177
	Toronto-Dominion Bank	1.900%	12/1/22	225	232
	Toronto-Dominion Bank	0.750%	06/12/23	1,500	1,509
	Toronto-Dominion Bank	3.250%	03/11/24	400	434
	Toronto-Dominion Bank	2.650%	06/12/24	500	534
	Toronto-Dominion Bank	1.150%	06/12/25	200	203
	Travelers Cos. Inc.	6.250%	06/15/37	150	224
	Travelers Cos. Inc.	4.600%	08/1/43	100	129
	Travelers Cos. Inc.	4.300%	08/25/45	150	186
	Travelers Cos. Inc.	4.000%	05/30/47	125	151
	Travelers Cos. Inc.	4.100%	03/4/49	200	250
	Travelers Cos. Inc.	2.550%	04/27/50	675	661
	Trinity Acquisition plc	4.400%	03/15/26	100	115
	Truist Bank	2.625%	01/15/22	250	257
	Truist Bank	2.800%	05/17/22	400	415
	Truist Bank	3.502%	08/2/22	250	256
	Truist Bank	3.000%	02/2/23	75	79
	Truist Bank	1.250%	03/9/23	1,000	1,019
	Truist Bank	3.200%	04/1/24	500	541
	Truist Bank	3.689%	08/2/24	250	272
	Truist Bank	2.150%	12/6/24	250	264
	Truist Bank	3.625%	09/16/25	500	562
	Truist Bank	3.300%	05/15/26	200	224
	Truist Financial Corp	1.125%	08/3/27	500	499
	Truist Financial Corp.	2.900%	03/3/21	75	76
	Truist Financial Corp.	2.700%	01/27/22	125	129
	Truist Financial Corp.	2.750%	04/1/22	175	181
	Truist Financial Corp.	3.050%	06/20/22	500	520
	Truist Financial Corp.	3.750%	12/6/23	250	273
	Truist Financial Corp.	2.500%	08/1/24	75	80
	Truist Financial Corp.	2.850%	10/26/24	192	208
	Truist Financial Corp.	3.700%	06/5/25	175	198
	Truist Financial Corp.	1.200%	08/5/25	200	204
	Truist Financial Corp.	3.875%	03/19/29	200	229
	Truist Financial Corp.	1.950%	06/5/30	100	103
	U.S. Bancorp	2.625%	01/24/22	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Bancorp	3.000%	03/15/22	125	130
	U.S. Bancorp	2.950%	07/15/22	400	417
	U.S. Bancorp	3.700%	01/30/24	150	165
	U.S. Bancorp	3.375%	02/5/24	500	544
	U.S. Bancorp	2.400%	07/30/24	200	213
	U.S. Bancorp	3.600%	09/11/24	50	55
	U.S. Bancorp	3.950%	11/17/25	25	29
	U.S. Bancorp	3.100%	04/27/26	300	333
	U.S. Bancorp	2.375%	07/22/26	25	27
	U.S. Bancorp	3.150%	04/27/27	275	310
	U.S. Bancorp	3.900%	04/26/28	75	90
	U.S. Bancorp	3.000%	07/30/29	240	266
	U.S. Bank NA	1.800%	01/21/22	175	178
	U.S. Bank NA	2.650%	05/23/22	250	259
	U.S. Bank NA	1.950%	01/9/23	300	310
	U.S. Bank NA	2.850%	01/23/23	250	264
	U.S. Bank NA	3.400%	07/24/23	250	270
	U.S. Bank NA	2.050%	01/21/25	175	185
	U.S. Bank NA	2.800%	01/27/25	625	679
[6]	UBS AG	2.450%	12/1/20	200	200
[6]	UBS Group AG	3.126%	08/13/30	50	55
	Unum Group	4.000%	03/15/24	125	135
	Unum Group	4.000%	06/15/29	80	88
	Unum Group	5.750%	08/15/42	75	84
	Unum Group	4.500%	12/15/49	100	98
	Voya Financial Inc.	3.125%	07/15/24	100	108
	Voya Financial Inc.	3.650%	06/15/26	250	279
	Voya Financial Inc.	5.700%	07/15/43	75	99
	Voya Financial Inc.	4.800%	06/15/46	40	48
	Voya Financial Inc.	4.700%	01/23/48	100	100
	Wachovia Corp.	6.605%	10/1/25	265	321
	Wells Fargo & Co.	2.550%	12/7/20	300	301
	Wells Fargo & Co.	3.500%	03/8/22	450	470
	Wells Fargo & Co.	2.625%	07/22/22	735	762
	Wells Fargo & Co.	3.069%	01/24/23	1,050	1,083
	Wells Fargo & Co.	3.450%	02/13/23	350	371
	Wells Fargo & Co.	3.750%	01/24/24	200	217
	Wells Fargo & Co.	1.654%	06/2/24	1,500	1,528
	Wells Fargo & Co.	3.000%	02/19/25	425	458
	Wells Fargo & Co.	2.406%	10/30/25	600	627
	Wells Fargo & Co.	3.000%	04/22/26	1,275	1,386
	Wells Fargo & Co.	4.100%	06/3/26	725	814
	Wells Fargo & Co.	3.000%	10/23/26	675	737
	Wells Fargo & Co.	4.300%	07/22/27	475	544
	Wells Fargo & Co.	3.584%	05/22/28	500	557
	Wells Fargo & Co.	4.150%	01/24/29	200	235
	Wells Fargo & Co.	2.879%	10/30/30	1,800	1,921
	Wells Fargo & Co.	4.478%	04/4/31	1,250	1,515
	Wells Fargo & Co.	5.375%	02/7/35	200	274
	Wells Fargo & Co.	3.068%	04/30/41	600	624
	Wells Fargo & Co.	5.375%	11/2/43	1,500	1,978
	Wells Fargo & Co.	5.606%	01/15/44	600	814
	Wells Fargo & Co.	4.650%	11/4/44	325	395
	Wells Fargo & Co.	3.900%	05/1/45	250	291
	Wells Fargo & Co.	4.900%	11/17/45	250	316
	Wells Fargo & Co.	4.400%	06/14/46	300	355
	Wells Fargo & Co.	4.750%	12/7/46	350	437
	Wells Fargo & Co.	5.013%	04/4/51	1,750	2,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	3.625%	10/22/21	450	464
	Wells Fargo Bank NA	3.550%	08/14/23	750	812
	Wells Fargo Bank NA	5.950%	08/26/36	200	273
	Wells Fargo Bank NA	5.850%	02/1/37	300	407
	Wells Fargo Bank NA	6.600%	01/15/38	225	327
	Westpac Banking Corp.	2.500%	06/28/22	1,000	1,038
	Westpac Banking Corp.	2.750%	01/11/23	200	211
	Westpac Banking Corp.	2.000%	01/13/23	150	155
	Westpac Banking Corp.	3.650%	05/15/23	75	81
	Westpac Banking Corp.	3.300%	02/26/24	250	271
	Westpac Banking Corp.	2.350%	02/19/25	200	213
	Westpac Banking Corp.	2.850%	05/13/26	200	221
	Westpac Banking Corp.	2.700%	08/19/26	175	192
	Westpac Banking Corp.	3.350%	03/8/27	250	286
	Westpac Banking Corp.	2.650%	01/16/30	150	164
	Westpac Banking Corp.	2.894%	02/4/30	425	439
	Westpac Banking Corp.	4.322%	11/23/31	500	565
	Westpac Banking Corp.	4.110%	07/24/34	25	28
	Westpac Banking Corp.	4.421%	07/24/39	600	735
	Willis North America Inc.	3.600%	05/15/24	125	137
	Willis North America Inc.	4.500%	09/15/28	100	118
	Willis North America Inc.	2.950%	09/15/29	940	1,012
	Willis North America Inc.	5.050%	09/15/48	50	66
	Willis North America Inc.	3.875%	09/15/49	90	103
	XLIT Ltd.	4.450%	03/31/25	189	213
	XLIT Ltd.	5.500%	03/31/45	100	133
	Zions Bancorp NA	3.250%	10/29/29	250	249
					367,318
Health Care (3.5%)
	Abbott Laboratories	2.550%	03/15/22	175	181
	Abbott Laboratories	3.400%	11/30/23	316	344
	Abbott Laboratories	2.950%	03/15/25	175	191
	Abbott Laboratories	3.875%	09/15/25	75	86
	Abbott Laboratories	3.750%	11/30/26	367	426
	Abbott Laboratories	1.150%	01/30/28	100	101
	Abbott Laboratories	1.400%	06/30/30	150	150
	Abbott Laboratories	4.750%	11/30/36	375	499
	Abbott Laboratories	5.300%	05/27/40	250	364
	Abbott Laboratories	4.750%	04/15/43	175	241
	Abbott Laboratories	4.900%	11/30/46	775	1,098
	AbbVie Inc.	3.375%	11/14/21	250	258
[6]	AbbVie Inc.	2.150%	11/19/21	250	255
[6]	AbbVie Inc.	3.450%	03/15/22	507	526
[6]	AbbVie Inc.	3.250%	10/1/22	300	313
	AbbVie Inc.	2.900%	11/6/22	800	839
	AbbVie Inc.	3.200%	11/6/22	275	289
[6]	AbbVie Inc.	2.300%	11/21/22	1,375	1,423
[6]	AbbVie Inc.	2.800%	03/15/23	100	104
	AbbVie Inc.	2.850%	05/14/23	200	210
	AbbVie Inc.	3.750%	11/14/23	250	272
[6]	AbbVie Inc.	3.850%	06/15/24	200	219
[6]	AbbVie Inc.	2.600%	11/21/24	750	794
[6]	AbbVie Inc.	3.800%	03/15/25	590	657
	AbbVie Inc.	3.600%	05/14/25	911	1,007
	AbbVie Inc.	3.200%	05/14/26	350	385
[6]	AbbVie Inc.	2.950%	11/21/26	740	803
	AbbVie Inc.	4.250%	11/14/28	350	414
[6]	AbbVie Inc.	3.200%	11/21/29	1,130	1,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	AbbVie Inc.	4.550%	03/15/35	350	429
	AbbVie Inc.	4.500%	05/14/35	495	599
	AbbVie Inc.	4.300%	05/14/36	190	223
[6]	AbbVie Inc.	4.050%	11/21/39	825	940
[6]	AbbVie Inc.	4.625%	10/1/42	190	229
	AbbVie Inc.	4.400%	11/6/42	501	591
[6]	AbbVie Inc.	4.850%	06/15/44	230	283
[6]	AbbVie Inc.	4.750%	03/15/45	200	244
	AbbVie Inc.	4.700%	05/14/45	602	737
	AbbVie Inc.	4.450%	05/14/46	455	541
	AbbVie Inc.	4.875%	11/14/48	550	693
[6]	AbbVie Inc.	4.250%	11/21/49	1,025	1,212
	Adventist Health System	2.952%	03/1/29	100	104
	Adventist Health System	3.630%	03/1/49	100	106
	Advocate Health & Hospitals Corp.	3.829%	08/15/28	50	58
	Advocate Health & Hospitals Corp.	2.211%	06/15/30	25	26
	Advocate Health & Hospitals Corp.	4.272%	08/15/48	100	127
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	83
	Advocate Health & Hospitals Corp.	3.008%	06/15/50	75	80
	Aetna Inc.	2.750%	11/15/22	200	208
	Aetna Inc.	2.800%	06/15/23	125	131
	Aetna Inc.	3.500%	11/15/24	125	137
	Aetna Inc.	6.625%	06/15/36	130	184
	Aetna Inc.	6.750%	12/15/37	100	145
	Aetna Inc.	4.500%	05/15/42	75	89
	Aetna Inc.	4.125%	11/15/42	75	85
	Aetna Inc.	3.875%	08/15/47	300	333
	Agilent Technologies Inc.	3.200%	10/1/22	75	78
	Agilent Technologies Inc.	3.875%	07/15/23	100	108
	Agilent Technologies Inc.	3.050%	09/22/26	75	83
	Agilent Technologies Inc.	2.750%	09/15/29	100	108
	Agilent Technologies Inc.	2.100%	06/4/30	100	102
	AHS Hospital Corp.	5.024%	07/1/45	75	103
[2]	Allina Health System	3.887%	04/15/49	75	91
	AmerisourceBergen Corp.	3.400%	05/15/24	75	82
	AmerisourceBergen Corp.	3.250%	03/1/25	50	55
	AmerisourceBergen Corp.	3.450%	12/15/27	275	314
	AmerisourceBergen Corp.	2.800%	05/15/30	100	106
	AmerisourceBergen Corp.	4.250%	03/1/45	25	29
	AmerisourceBergen Corp.	4.300%	12/15/47	175	204
	Amgen Inc.	3.875%	11/15/21	207	213
	Amgen Inc.	2.700%	05/1/22	75	78
	Amgen Inc.	2.650%	05/11/22	275	284
	Amgen Inc.	3.625%	05/15/22	225	235
	Amgen Inc.	2.250%	08/19/23	150	157
	Amgen Inc.	3.625%	05/22/24	500	549
	Amgen Inc.	1.900%	02/21/25	100	104
	Amgen Inc.	3.125%	05/1/25	175	192
	Amgen Inc.	2.600%	08/19/26	455	494
	Amgen Inc.	2.200%	02/21/27	150	158
	Amgen Inc.	2.450%	02/21/30	300	318
	Amgen Inc.	3.150%	02/21/40	625	656
	Amgen Inc.	4.950%	10/1/41	240	314
	Amgen Inc.	5.150%	11/15/41	126	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.400%	05/1/45	450	558
	Amgen Inc.	4.563%	06/15/48	356	453
	Amgen Inc.	3.375%	02/21/50	350	377
	Amgen Inc.	4.663%	06/15/51	659	856
[6]	Amgen Inc.	2.770%	09/1/53	172	166
	Anthem Inc.	3.125%	05/15/22	150	156
	Anthem Inc.	2.950%	12/1/22	150	157
	Anthem Inc.	3.300%	01/15/23	625	662
	Anthem Inc.	3.500%	08/15/24	475	519
	Anthem Inc.	3.350%	12/1/24	160	175
	Anthem Inc.	2.375%	01/15/25	100	106
	Anthem Inc.	3.650%	12/1/27	300	341
	Anthem Inc.	4.101%	03/1/28	400	464
	Anthem Inc.	2.875%	09/15/29	125	134
	Anthem Inc.	2.250%	05/15/30	105	108
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	01/15/36	75	102
	Anthem Inc.	6.375%	06/15/37	50	72
	Anthem Inc.	4.625%	05/15/42	175	218
	Anthem Inc.	4.650%	01/15/43	775	972
	Anthem Inc.	5.100%	01/15/44	100	133
	Anthem Inc.	4.375%	12/1/47	300	365
	Anthem Inc.	4.550%	03/1/48	155	193
	Anthem Inc.	4.850%	08/15/54	30	38
	Ascension Health	2.532%	11/15/29	100	108
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	216
[2]	Ascension Health	4.847%	11/15/53	75	108
	AstraZeneca plc	2.375%	06/12/22	225	232
	AstraZeneca plc	3.500%	08/17/23	225	243
	AstraZeneca plc	3.375%	11/16/25	400	449
	AstraZeneca plc	0.700%	04/8/26	500	493
	AstraZeneca plc	3.125%	06/12/27	175	194
	AstraZeneca plc	4.000%	01/17/29	200	237
	AstraZeneca plc	1.375%	08/6/30	500	488
	AstraZeneca plc	6.450%	09/15/37	450	680
	AstraZeneca plc	4.000%	09/18/42	290	355
	AstraZeneca plc	4.375%	11/16/45	200	260
	AstraZeneca plc	4.375%	08/17/48	135	179
	AstraZeneca plc	2.125%	08/6/50	250	229
	Banner Health	2.338%	01/1/30	125	129
	Banner Health	3.181%	01/1/50	75	81
	Baxalta Inc.	3.600%	06/23/22	15	16
	Baxalta Inc.	4.000%	06/23/25	97	110
	Baxalta Inc.	5.250%	06/23/45	73	100
[6]	Baxter International Inc.	3.750%	10/1/25	155	176
[6]	Baxter International Inc.	3.950%	04/1/30	95	113
	Baxter International Inc.	3.500%	08/15/46	100	113
	Baylor Scott & White Holdings	4.185%	11/15/45	100	122
	Becton Dickinson and Co.	3.125%	11/8/21	65	67
	Becton Dickinson and Co.	2.894%	06/6/22	350	362
	Becton Dickinson and Co.	3.300%	03/1/23	50	52
	Becton Dickinson and Co.	3.734%	12/15/24	272	300
	Becton Dickinson and Co.	3.700%	06/6/27	375	423
	Becton Dickinson and Co.	4.875%	05/15/44	26	32
	Becton Dickinson and Co.	4.685%	12/15/44	196	242
	Becton Dickinson and Co.	4.669%	06/6/47	300	368
	Biogen Inc.	3.625%	09/15/22	275	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	4.050%	09/15/25	350	399
	Biogen Inc.	2.250%	05/1/30	300	305
	Biogen Inc.	5.200%	09/15/45	350	467
	Biogen Inc.	3.150%	05/1/50	300	295
[2]	Bon Secours Mercy Health Inc.	3.464%	06/1/30	100	113
	Boston Scientific Corp.	3.375%	05/15/22	50	52
	Boston Scientific Corp.	3.450%	03/1/24	175	190
	Boston Scientific Corp.	3.850%	05/15/25	77	87
	Boston Scientific Corp.	1.900%	06/1/25	1,050	1,094
	Boston Scientific Corp.	3.750%	03/1/26	125	142
	Boston Scientific Corp.	4.000%	03/1/29	150	174
	Boston Scientific Corp.	2.650%	06/1/30	400	424
	Boston Scientific Corp.	7.000%	11/15/35	100	148
	Boston Scientific Corp.	4.550%	03/1/39	175	219
	Boston Scientific Corp.	7.375%	01/15/40	50	79
	Boston Scientific Corp.	4.700%	03/1/49	200	262
	Bristol-Myers Squibb Co.	2.600%	05/16/22	300	311
	Bristol-Myers Squibb Co.	2.000%	08/1/22	275	283
	Bristol-Myers Squibb Co.	3.550%	08/15/22	325	344
	Bristol-Myers Squibb Co.	2.750%	02/15/23	150	158
	Bristol-Myers Squibb Co.	3.250%	02/20/23	200	213
	Bristol-Myers Squibb Co.	7.150%	06/15/23	200	235
	Bristol-Myers Squibb Co.	4.000%	08/15/23	125	137
	Bristol-Myers Squibb Co.	3.625%	05/15/24	175	193
	Bristol-Myers Squibb Co.	2.900%	07/26/24	675	732
	Bristol-Myers Squibb Co.	3.875%	08/15/25	799	917
	Bristol-Myers Squibb Co.	3.200%	06/15/26	460	513
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	241
	Bristol-Myers Squibb Co.	3.900%	02/20/28	275	323
	Bristol-Myers Squibb Co.	3.400%	07/26/29	935	1,091
	Bristol-Myers Squibb Co.	4.125%	06/15/39	380	480
	Bristol-Myers Squibb Co.	5.700%	10/15/40	50	73
	Bristol-Myers Squibb Co.	3.250%	08/1/42	100	115
	Bristol-Myers Squibb Co.	5.250%	08/15/43	150	215
	Bristol-Myers Squibb Co.	4.500%	03/1/44	75	105
	Bristol-Myers Squibb Co.	4.625%	05/15/44	175	233
	Bristol-Myers Squibb Co.	5.000%	08/15/45	475	663
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	326
	Bristol-Myers Squibb Co.	4.550%	02/20/48	300	405
	Bristol-Myers Squibb Co.	4.250%	10/26/49	725	951
	Cardinal Health Inc.	2.616%	06/15/22	115	119
	Cardinal Health Inc.	3.200%	03/15/23	150	159
	Cardinal Health Inc.	3.079%	06/15/24	290	311
	Cardinal Health Inc.	3.750%	09/15/25	100	112
	Cardinal Health Inc.	4.600%	03/15/43	75	83
	Cardinal Health Inc.	4.500%	11/15/44	50	55
	Cardinal Health Inc.	4.900%	09/15/45	100	117
	Cardinal Health Inc.	4.368%	06/15/47	125	137
	Children's Hospital Corp.	4.115%	01/1/47	75	92
	Children's Hospital Corp.	2.585%	02/1/50	50	50
	Children's Hospital Medical Center	4.268%	05/15/44	50	64
	CHRISTUS Health	4.341%	07/1/28	125	146
	Cigna Corp.	3.900%	02/15/22	200	209
	Cigna Corp.	3.050%	11/30/22	100	105
	Cigna Corp.	3.000%	07/15/23	700	742
	Cigna Corp.	3.750%	07/15/23	133	144
	Cigna Corp.	3.500%	06/15/24	175	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	3.250%	04/15/25	250	275
	Cigna Corp.	4.125%	11/15/25	265	303
	Cigna Corp.	4.500%	02/25/26	390	454
	Cigna Corp.	3.400%	03/1/27	275	309
	Cigna Corp.	7.875%	05/15/27	41	56
	Cigna Corp.	3.050%	10/15/27	225	250
	Cigna Corp.	4.375%	10/15/28	610	722
	Cigna Corp.	2.400%	03/15/30	765	790
	Cigna Corp.	4.800%	08/15/38	415	515
	Cigna Corp.	3.200%	03/15/40	150	157
	Cigna Corp.	6.125%	11/15/41	92	133
	Cigna Corp.	4.800%	07/15/46	400	500
	Cigna Corp.	3.875%	10/15/47	120	135
	Cigna Corp.	4.900%	12/15/48	570	739
	Cigna Corp.	3.400%	03/15/50	375	392
	Cigna Holding Co.	4.375%	12/15/20	45	45
	City of Hope	5.623%	11/15/43	75	104
	City of Hope	4.378%	08/15/48	100	121
	CommonSpirit Health	2.950%	11/1/22	75	78
	CommonSpirit Health	2.760%	10/1/24	100	105
	CommonSpirit Health	3.347%	10/1/29	175	185
[2]	CommonSpirit Health	4.350%	11/1/42	225	244
	CommonSpirit Health	3.817%	10/1/49	50	54
	CommonSpirit Health	4.187%	10/1/49	200	212
	Community Health Network Inc.	3.099%	05/1/50	250	239
	Cottage Health Obligated Group	3.304%	11/1/49	100	111
	Covidien International Finance SA	3.200%	06/15/22	325	338
	CVS Health Corp.	3.500%	07/20/22	350	367
	CVS Health Corp.	2.750%	12/1/22	150	156
	CVS Health Corp.	4.750%	12/1/22	150	162
	CVS Health Corp.	3.700%	03/9/23	934	999
	CVS Health Corp.	4.000%	12/5/23	97	106
	CVS Health Corp.	3.375%	08/12/24	275	299
	CVS Health Corp.	4.100%	03/25/25	608	687
	CVS Health Corp.	3.875%	07/20/25	973	1,097
	CVS Health Corp.	2.875%	06/1/26	425	460
	CVS Health Corp.	3.000%	08/15/26	450	491
	CVS Health Corp.	3.625%	04/1/27	100	112
	CVS Health Corp.	1.300%	08/21/27	500	491
	CVS Health Corp.	4.300%	03/25/28	1,860	2,180
	CVS Health Corp.	3.250%	08/15/29	360	395
	CVS Health Corp.	3.750%	04/1/30	350	400
	CVS Health Corp.	4.875%	07/20/35	125	158
	CVS Health Corp.	4.780%	03/25/38	1,000	1,208
	CVS Health Corp.	6.125%	09/15/39	75	102
	CVS Health Corp.	4.125%	04/1/40	200	228
	CVS Health Corp.	2.700%	08/21/40	500	478
	CVS Health Corp.	5.300%	12/5/43	150	191
	CVS Health Corp.	5.125%	07/20/45	875	1,098
	CVS Health Corp.	5.050%	03/25/48	1,650	2,088
	CVS Health Corp.	4.250%	04/1/50	300	352
	Danaher Corp.	3.350%	09/15/25	100	111
	Danaher Corp.	4.375%	09/15/45	75	98
	Danaher Corp.	2.600%	10/1/50	500	485
	Dartmouth-Hitchcock Health	4.178%	08/1/48	100	119
	DENTSPLY SIRONA Inc.	3.250%	06/1/30	150	162
	DH Europe Finance II Sarl	2.050%	11/15/22	250	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DH Europe Finance II Sarl	2.200%	11/15/24	250	264
	DH Europe Finance II Sarl	2.600%	11/15/29	150	162
	DH Europe Finance II Sarl	3.250%	11/15/39	175	193
	DH Europe Finance II Sarl	3.400%	11/15/49	175	198
	Dignity Health	3.125%	11/1/22	50	52
	Dignity Health	3.812%	11/1/24	100	104
	Dignity Health	4.500%	11/1/42	100	111
	Dignity Health	5.267%	11/1/64	50	59
	Duke University Health System Inc.	3.920%	06/1/47	100	125
	Edwards Lifesciences Corp.	4.300%	06/15/28	100	119
	Eli Lilly and Co.	2.350%	05/15/22	50	52
	Eli Lilly and Co.	2.750%	06/1/25	71	77
	Eli Lilly and Co.	3.375%	03/15/29	225	260
	Eli Lilly and Co.	3.950%	03/15/49	300	374
	Eli Lilly and Co.	2.250%	05/15/50	1,000	933
	Eli Lilly and Co.	4.150%	03/15/59	350	454
	Eli Lilly and Co.	2.500%	09/15/60	500	469
	Gilead Sciences Inc.	4.400%	12/1/21	725	752
	Gilead Sciences Inc.	3.250%	09/1/22	375	393
	Gilead Sciences Inc.	2.500%	09/1/23	300	316
	Gilead Sciences Inc.	3.700%	04/1/24	470	515
	Gilead Sciences Inc.	3.650%	03/1/26	575	648
	Gilead Sciences Inc.	2.950%	03/1/27	225	247
	Gilead Sciences Inc.	4.600%	09/1/35	275	353
	Gilead Sciences Inc.	4.000%	09/1/36	150	179
	Gilead Sciences Inc.	5.650%	12/1/41	175	247
	Gilead Sciences Inc.	4.800%	04/1/44	300	386
	Gilead Sciences Inc.	4.500%	02/1/45	325	406
	Gilead Sciences Inc.	4.750%	03/1/46	455	588
	Gilead Sciences Inc.	4.150%	03/1/47	475	575
	GlaxoSmithKline Capital Inc.	2.800%	03/18/23	50	53
	GlaxoSmithKline Capital Inc.	3.375%	05/15/23	225	242
	GlaxoSmithKline Capital Inc.	3.625%	05/15/25	604	682
	GlaxoSmithKline Capital Inc.	3.875%	05/15/28	375	446
	GlaxoSmithKline Capital Inc.	5.375%	04/15/34	85	121
	GlaxoSmithKline Capital Inc.	6.375%	05/15/38	550	847
	GlaxoSmithKline Capital Inc.	4.200%	03/18/43	100	128
	GlaxoSmithKline Capital plc	2.850%	05/8/22	100	104
	GlaxoSmithKline Capital plc	2.875%	06/1/22	350	364
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	501
	GlaxoSmithKline Capital plc	3.000%	06/1/24	200	216
	GlaxoSmithKline Capital plc	3.375%	06/1/29	25	29
	Hackensack Meridian Health Inc.	2.675%	09/1/41	250	249
	Hackensack Meridian Health Inc.	4.211%	07/1/48	125	155
	Hackensack Meridian Health Inc.	2.875%	09/1/50	250	245
	Hackensack Meridian Health Inc.	4.500%	07/1/57	50	64
[2]	Hartford HealthCare Corp.	3.447%	07/1/54	75	78
	HCA Inc.	4.750%	05/1/23	250	272
	HCA Inc.	5.000%	03/15/24	425	476
	HCA Inc.	5.250%	04/15/25	320	370
	HCA Inc.	5.250%	06/15/26	325	379
	HCA Inc.	4.500%	02/15/27	125	141
	HCA Inc.	4.125%	06/15/29	405	458
	HCA Inc.	5.125%	06/15/39	200	241

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCA Inc.	5.500%	06/15/47	425	528
HCA Inc.	5.250%	06/15/49	300	364
Hospital Special Surgery	2.667%	10/1/50	10	9
Humana Inc.	2.900%	12/15/22	150	157
Humana Inc.	3.850%	10/1/24	326	360
Humana Inc.	3.950%	03/15/27	150	172
Humana Inc.	4.875%	04/1/30	135	168
Humana Inc.	4.625%	12/1/42	110	137
Humana Inc.	4.950%	10/1/44	270	359
Humana Inc.	3.950%	08/15/49	40	47
IHC Health Services Inc.	4.131%	05/15/48	100	129
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	158
Iowa Health System	3.665%	02/15/50	125	140
Johns Hopkins Health System Corp.	3.837%	05/15/46	125	152
Johnson & Johnson	2.250%	03/3/22	325	334
Johnson & Johnson	2.050%	03/1/23	125	130
Johnson & Johnson	3.375%	12/5/23	200	219
Johnson & Johnson	2.625%	01/15/25	250	271
Johnson & Johnson	0.550%	09/1/25	500	500
Johnson & Johnson	2.450%	03/1/26	350	382
Johnson & Johnson	2.950%	03/3/27	200	224
Johnson & Johnson	0.950%	09/1/27	500	500
Johnson & Johnson	2.900%	01/15/28	100	112
Johnson & Johnson	6.950%	09/1/29	75	110
Johnson & Johnson	1.300%	09/1/30	500	504
Johnson & Johnson	4.950%	05/15/33	150	206
Johnson & Johnson	4.375%	12/5/33	175	231
Johnson & Johnson	3.550%	03/1/36	175	212
Johnson & Johnson	3.625%	03/3/37	300	365
Johnson & Johnson	5.950%	08/15/37	200	307
Johnson & Johnson	3.400%	01/15/38	200	235
Johnson & Johnson	2.100%	09/1/40	250	248
Johnson & Johnson	4.500%	09/1/40	150	204
Johnson & Johnson	4.850%	05/15/41	75	107
Johnson & Johnson	4.500%	12/5/43	200	274
Johnson & Johnson	3.700%	03/1/46	350	435
Johnson & Johnson	3.750%	03/3/47	250	315
Johnson & Johnson	3.500%	01/15/48	150	184
Johnson & Johnson	2.250%	09/1/50	500	490
Johnson & Johnson	2.450%	09/1/60	250	250
Kaiser Foundation Hospitals	3.500%	04/1/22	50	52
Kaiser Foundation Hospitals	3.150%	05/1/27	100	112
Kaiser Foundation Hospitals	4.875%	04/1/42	235	321
Kaiser Foundation Hospitals	4.150%	05/1/47	150	189
Kaiser Foundation Hospitals	3.266%	11/1/49	225	249
Koninklijke KPN NV	6.875%	03/11/38	100	151
Koninklijke Philips NV	5.000%	03/15/42	150	196
Laboratory Corp. of America Holdings	3.200%	02/1/22	500	518
Laboratory Corp. of America Holdings	3.750%	08/23/22	25	26
Laboratory Corp. of America Holdings	3.250%	09/1/24	150	163
Laboratory Corp. of America Holdings	2.300%	12/1/24	100	106
Laboratory Corp. of America Holdings	3.600%	02/1/25	200	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	3.600%	09/1/27	100	114
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	138
	Laboratory Corp. of America Holdings	4.700%	02/1/45	195	247
	Mayo Clinic	3.774%	11/15/43	75	89
	Mayo Clinic	4.128%	11/15/52	50	65
	McKesson Corp.	3.796%	03/15/24	200	219
	McKesson Corp.	3.950%	02/16/28	200	233
[2]	MedStar Health Inc.	3.626%	08/15/49	75	82
	Medtronic Inc.	3.150%	03/15/22	525	546
	Medtronic Inc.	3.500%	03/15/25	397	447
	Medtronic Inc.	4.375%	03/15/35	411	549
	Medtronic Inc.	4.625%	03/15/45	344	472
	Memorial Health Services	3.447%	11/1/49	150	157
	Memorial Sloan-Kettering Cancer Center	2.955%	01/1/50	100	107
	Memorial Sloan-Kettering Cancer Center	4.125%	07/1/52	150	194
	Memorial Sloan-Kettering Cancer Center	4.200%	07/1/55	25	33
	Merck & Co. Inc.	2.350%	02/10/22	250	257
	Merck & Co. Inc.	2.400%	09/15/22	250	259
	Merck & Co. Inc.	2.800%	05/18/23	325	345
	Merck & Co. Inc.	2.900%	03/7/24	25	27
	Merck & Co. Inc.	2.750%	02/10/25	740	803
	Merck & Co. Inc.	0.750%	02/24/26	150	150
	Merck & Co. Inc.	3.400%	03/7/29	375	436
	Merck & Co. Inc.	1.450%	06/24/30	210	213
	Merck & Co. Inc.	6.500%	12/1/33	125	195
	Merck & Co. Inc.	3.900%	03/7/39	200	246
	Merck & Co. Inc.	2.350%	06/24/40	200	203
	Merck & Co. Inc.	3.600%	09/15/42	100	123
	Merck & Co. Inc.	4.150%	05/18/43	200	253
	Merck & Co. Inc.	3.700%	02/10/45	525	627
	Merck & Co. Inc.	4.000%	03/7/49	300	378
	Merck & Co. Inc.	2.450%	06/24/50	300	299
	Mercy Health	4.302%	07/1/28	25	29
	Methodist Hospital	2.705%	12/1/50	300	301
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	169
[2]	Mount Sinai Hospitals Group Inc.	3.981%	07/1/48	50	57
	Mount Sinai Hospitals Group Inc.	3.737%	07/1/49	100	110
	Mount Sinai Hospitals Group Inc.	3.391%	07/1/50	500	489
	MultiCare Health System	2.803%	08/15/50	250	252
	Mylan Inc.	4.200%	11/29/23	100	110
	Mylan Inc.	5.400%	11/29/43	100	126
	Mylan Inc.	5.200%	04/15/48	125	155
	Mylan NV	3.950%	06/15/26	375	421
	Mylan NV	5.250%	06/15/46	225	280
	New York and Presbyterian Hospital	4.024%	08/1/45	130	162
	New York and Presbyterian Hospital	4.063%	08/1/56	75	96
	New York and Presbyterian Hospital	2.606%	08/1/60	300	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York and Presbyterian Hospital	3.954%	08/1/19	125	140
	Northwell Healthcare Inc.	3.979%	11/1/46	100	112
	Northwell Healthcare Inc.	4.260%	11/1/47	200	231
	Northwell Healthcare Inc.	3.809%	11/1/49	100	109
	Novartis Capital Corp.	2.400%	05/17/22	400	413
	Novartis Capital Corp.	2.400%	09/21/22	175	182
	Novartis Capital Corp.	3.400%	05/6/24	400	441
	Novartis Capital Corp.	1.750%	02/14/25	200	209
	Novartis Capital Corp.	3.000%	11/20/25	350	390
	Novartis Capital Corp.	2.000%	02/14/27	525	556
	Novartis Capital Corp.	3.100%	05/17/27	175	196
	Novartis Capital Corp.	2.200%	08/14/30	410	441
	Novartis Capital Corp.	3.700%	09/21/42	100	121
	Novartis Capital Corp.	4.400%	05/6/44	375	503
	Novartis Capital Corp.	4.000%	11/20/45	225	287
	Novartis Capital Corp.	2.750%	08/14/50	75	80
	NYU Langone Hospitals	4.784%	07/1/44	100	127
[2]	NYU Langone Hospitals	4.368%	07/1/47	110	133
	NYU Langone Hospitals	3.380%	07/1/55	200	204
[2]	OhioHealth Corp.	3.042%	11/15/50	100	110
	Orlando Health Obligated Group	4.089%	10/1/48	50	56
	Partners Healthcare System Inc.	3.192%	07/1/49	150	162
	Partners Healthcare System Inc.	4.117%	07/1/55	50	62
	Partners Healthcare System Inc.	3.342%	07/1/60	250	276
	PeaceHealth Obligated Group	4.787%	11/15/48	75	97
	PerkinElmer Inc.	3.300%	09/15/29	175	194
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	217
	Perrigo Finance Unlimited Co.	4.375%	03/15/26	225	251
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	85
	Pfizer Inc.	2.200%	12/15/21	100	102
	Pfizer Inc.	2.800%	03/11/22	200	207
	Pfizer Inc.	3.200%	09/15/23	125	135
	Pfizer Inc.	2.950%	03/15/24	150	162
	Pfizer Inc.	3.400%	05/15/24	100	110
	Pfizer Inc.	0.800%	05/28/25	125	126
	Pfizer Inc.	2.750%	06/3/26	290	321
	Pfizer Inc.	3.000%	12/15/26	300	338
	Pfizer Inc.	3.600%	09/15/28	200	236
	Pfizer Inc.	3.450%	03/15/29	375	438
	Pfizer Inc.	2.625%	04/1/30	300	333
	Pfizer Inc.	1.700%	05/28/30	225	231
	Pfizer Inc.	4.000%	12/15/36	300	365
	Pfizer Inc.	4.100%	09/15/38	150	186
	Pfizer Inc.	3.900%	03/15/39	125	152
	Pfizer Inc.	7.200%	03/15/39	425	707
	Pfizer Inc.	2.550%	05/28/40	200	207
	Pfizer Inc.	4.300%	06/15/43	125	160
	Pfizer Inc.	4.400%	05/15/44	200	264
	Pfizer Inc.	4.125%	12/15/46	250	318
	Pfizer Inc.	4.200%	09/15/48	350	450
	Pfizer Inc.	4.000%	03/15/49	175	221
	Pfizer Inc.	2.700%	05/28/50	350	364
	Pharmacia LLC	6.600%	12/1/28	175	243
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	54
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	85
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	90
	Quest Diagnostics Inc.	4.250%	04/1/24	100	111
	Quest Diagnostics Inc.	3.500%	03/30/25	100	111
	Quest Diagnostics Inc.	3.450%	06/1/26	125	141
	Quest Diagnostics Inc.	4.200%	06/30/29	140	166
	Quest Diagnostics Inc.	2.950%	06/30/30	160	175
	Quest Diagnostics Inc.	2.800%	06/30/31	125	135
	Quest Diagnostics Inc.	5.750%	01/30/40	13	17
	Quest Diagnostics Inc.	4.700%	03/30/45	25	31
	Regeneron Pharmaceuticals Inc.	1.750%	09/15/30	500	487
	Regeneron Pharmaceuticals Inc.	2.800%	09/15/50	300	280
[6]	Royalty Pharma plc	0.750%	09/2/23	500	498
[6]	Royalty Pharma plc	2.200%	09/2/30	500	497
[6]	Royalty Pharma plc	3.550%	09/2/50	350	334
	Rush Obligated Group	3.922%	11/15/29	75	87
	RWJ Barnabas Health Inc.	3.949%	07/1/46	100	114
	RWJ Barnabas Health Inc.	3.477%	07/1/49	25	27
	Sanofi	3.375%	06/19/23	225	242
	Sanofi	3.625%	06/19/28	225	263
	Shire Acquisitions Investments Ireland DAC	2.400%	09/23/21	190	193
	Shire Acquisitions Investments Ireland DAC	2.875%	09/23/23	1,425	1,510
	Shire Acquisitions Investments Ireland DAC	3.200%	09/23/26	575	638
	Spectrum Health System Obligated Group	3.487%	07/15/49	75	85
	SSM Health Care Corp.	3.688%	06/1/23	150	161
	SSM Health Care Corp.	3.823%	06/1/27	100	110
	Stanford Health Care	3.795%	11/15/48	125	153
	Stryker Corp.	3.375%	05/15/24	213	231
	Stryker Corp.	1.150%	06/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	156
	Stryker Corp.	3.500%	03/15/26	183	206
	Stryker Corp.	3.650%	03/7/28	50	58
	Stryker Corp.	4.100%	04/1/43	75	89
	Stryker Corp.	4.375%	05/15/44	50	62
	Stryker Corp.	4.625%	03/15/46	175	228
	Stryker Corp.	2.900%	06/15/50	100	102
	Sutter Health	3.695%	08/15/28	75	84
	Sutter Health	4.091%	08/15/48	75	89
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	207
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	222
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	502
	Takeda Pharmaceutical Co. Ltd.	2.050%	03/31/30	500	506
	Takeda Pharmaceutical Co. Ltd.	3.025%	07/9/40	400	415
	Takeda Pharmaceutical Co. Ltd.	3.175%	07/9/50	410	419
	Takeda Pharmaceutical Co. Ltd.	3.375%	07/9/60	400	417
	Texas Health Resources	2.328%	11/15/50	500	465
[2]	Texas Health Resources	4.330%	11/15/55	25	34
	Thermo Fisher Scientific Inc.	3.000%	04/15/23	125	132
	Thermo Fisher Scientific Inc.	4.133%	03/25/25	230	262
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	454
	Thermo Fisher Scientific Inc.	2.950%	09/19/26	200	222
	Thermo Fisher Scientific Inc.	3.200%	08/15/27	50	56
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	4.497%	03/25/30	85	105
	Thermo Fisher Scientific Inc.	5.300%	02/1/44	185	261
	Toledo Hospital	5.325%	11/15/28	50	56
	Toledo Hospital	6.015%	11/15/48	75	86
	Trinity Health Corp.	4.125%	12/1/45	85	102
	UnitedHealth Group Inc.	2.125%	03/15/21	225	227
	UnitedHealth Group Inc.	3.375%	11/15/21	100	102
	UnitedHealth Group Inc.	2.875%	12/15/21	125	129
	UnitedHealth Group Inc.	3.350%	07/15/22	180	190
	UnitedHealth Group Inc.	2.375%	10/15/22	150	156
	UnitedHealth Group Inc.	2.750%	02/15/23	175	184
	UnitedHealth Group Inc.	2.875%	03/15/23	25	26
	UnitedHealth Group Inc.	3.500%	06/15/23	100	108
	UnitedHealth Group Inc.	3.500%	02/15/24	100	110
	UnitedHealth Group Inc.	2.375%	08/15/24	300	319
	UnitedHealth Group Inc.	3.750%	07/15/25	950	1,083
	UnitedHealth Group Inc.	3.700%	12/15/25	75	86
	UnitedHealth Group Inc.	3.100%	03/15/26	225	251
	UnitedHealth Group Inc.	3.450%	01/15/27	175	199
	UnitedHealth Group Inc.	3.375%	04/15/27	350	397
	UnitedHealth Group Inc.	2.950%	10/15/27	150	168
	UnitedHealth Group Inc.	3.850%	06/15/28	400	470
	UnitedHealth Group Inc.	3.875%	12/15/28	150	178
	UnitedHealth Group Inc.	2.875%	08/15/29	150	167
	UnitedHealth Group Inc.	2.000%	05/15/30	755	788
	UnitedHealth Group Inc.	4.625%	07/15/35	175	229
	UnitedHealth Group Inc.	6.500%	06/15/37	50	77
	UnitedHealth Group Inc.	6.625%	11/15/37	125	197
	UnitedHealth Group Inc.	6.875%	02/15/38	245	396
	UnitedHealth Group Inc.	3.500%	08/15/39	240	275
	UnitedHealth Group Inc.	2.750%	05/15/40	200	209
	UnitedHealth Group Inc.	5.950%	02/15/41	60	90
	UnitedHealth Group Inc.	4.625%	11/15/41	110	141
	UnitedHealth Group Inc.	4.375%	03/15/42	50	62
	UnitedHealth Group Inc.	3.950%	10/15/42	175	209
	UnitedHealth Group Inc.	4.250%	03/15/43	125	156
	UnitedHealth Group Inc.	4.750%	07/15/45	305	411
	UnitedHealth Group Inc.	4.200%	01/15/47	210	266
	UnitedHealth Group Inc.	4.250%	04/15/47	290	367
	UnitedHealth Group Inc.	4.250%	06/15/48	300	374
	UnitedHealth Group Inc.	4.450%	12/15/48	150	197
	UnitedHealth Group Inc.	3.700%	08/15/49	310	370
	UnitedHealth Group Inc.	2.900%	05/15/50	250	260
	UnitedHealth Group Inc.	3.875%	08/15/59	420	513
	UnitedHealth Group Inc.	3.125%	05/15/60	250	267
[6]	Universal Health Services Inc.	2.650%	10/15/30	500	497
[6]	Upjohn Inc.	1.125%	06/22/22	200	202
[6]	Upjohn Inc.	1.650%	06/22/25	175	179
[6]	Upjohn Inc.	2.300%	06/22/27	175	181
[6]	Upjohn Inc.	2.700%	06/22/30	525	543
[6]	Upjohn Inc.	3.850%	06/22/40	325	351
[6]	Upjohn Inc.	4.000%	06/22/50	400	424
	UPMC	3.600%	04/3/25	125	139
	Willis-Knighton Medical Center	4.813%	09/1/48	50	63
	Wyeth LLC	7.250%	03/1/23	250	290
	Wyeth LLC	6.450%	02/1/24	300	357
	Wyeth LLC	6.500%	02/1/34	150	233
	Wyeth LLC	6.000%	02/15/36	85	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	5.950%	04/1/37	385	572
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	30
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	103
	Zimmer Biomet Holdings Inc.	3.150%	04/1/22	175	181
	Zimmer Biomet Holdings Inc.	3.700%	03/19/23	50	54
	Zimmer Biomet Holdings Inc.	3.550%	04/1/25	350	387
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	66
	Zimmer Biomet Holdings Inc.	4.450%	08/15/45	150	166
	Zoetis Inc.	3.250%	02/1/23	350	369
	Zoetis Inc.	4.500%	11/13/25	100	117
	Zoetis Inc.	3.000%	09/12/27	150	168
	Zoetis Inc.	3.900%	08/20/28	100	119
	Zoetis Inc.	2.000%	05/15/30	150	155
	Zoetis Inc.	4.700%	02/1/43	175	230
	Zoetis Inc.	3.950%	09/12/47	150	184
	Zoetis Inc.	4.450%	08/20/48	75	98
	Zoetis Inc.	3.000%	05/15/50	125	133
					166,306
Industrials (2.5%)
	3M Co.	2.750%	03/1/22	100	103
	3M Co.	1.750%	02/14/23	200	206
	3M Co.	2.250%	03/15/23	175	183
	3M Co.	3.250%	02/14/24	100	109
	3M Co.	2.000%	02/14/25	150	159
	3M Co.	2.650%	04/15/25	100	109
	3M Co.	3.000%	08/7/25	100	111
	3M Co.	2.250%	09/19/26	150	162
	3M Co.	2.875%	10/15/27	125	139
	3M Co.	3.375%	03/1/29	150	173
	3M Co.	2.375%	08/26/29	250	270
	3M Co.	3.050%	04/15/30	115	131
	3M Co.	3.125%	09/19/46	75	82
	3M Co.	3.625%	10/15/47	100	118
	3M Co.	4.000%	09/14/48	250	315
	3M Co.	3.250%	08/26/49	375	420
	3M Co.	3.700%	04/15/50	125	151
	ABB Finance USA Inc.	3.375%	04/3/23	100	106
	ABB Finance USA Inc.	3.800%	04/3/28	150	179
	ABB Finance USA Inc.	4.375%	05/8/42	150	192
	Allegion plc	3.500%	10/1/29	75	82
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	190
[2]	American Airlines Class A Series 2013-1 Pass Through Trust	4.000%	07/15/25	16	13
[2]	American Airlines Class A Series 2014-1 Pass Through Trust	3.700%	10/1/26	88	72
[2]	American Airlines Class A Series 2015-1 Pass Through Trust	3.375%	05/1/27	132	108
[2]	American Airlines Class A Series 2016-1 Pass Through Trust	4.100%	01/15/28	61	49
[2]	American Airlines Class A Series 2016-3 Pass Through Trust	3.250%	10/15/28	42	33
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	09/22/27	35	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	01/15/28	121	117
[2]	American Airlines Class AA Series 2016-2 Pass Through Trust	3.200%	06/15/28	229	215
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	10/15/28	127	120
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	02/15/29	42	40
[2]	American Airlines Class AA Series 2017-2 Pass Through Trust	3.350%	10/15/29	89	83
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	02/15/32	48	45
	Amphenol Corp.	3.200%	04/1/24	50	54
	Amphenol Corp.	2.050%	03/1/25	40	42
	Amphenol Corp.	4.350%	06/1/29	100	121
	Amphenol Corp.	2.800%	02/15/30	275	301
	Block Financial LLC	5.500%	11/1/22	100	107
	Block Financial LLC	5.250%	10/1/25	100	112
	Block Financial LLC	3.875%	08/15/30	500	502
	BNSF Funding Trust I	6.613%	12/15/55	65	73
	Boeing Co.	2.125%	03/1/22	50	50
	Boeing Co.	2.700%	05/1/22	75	76
	Boeing Co.	2.800%	03/1/23	600	612
	Boeing Co.	4.508%	05/1/23	625	659
	Boeing Co.	1.875%	06/15/23	200	200
	Boeing Co.	2.800%	03/1/24	75	77
	Boeing Co.	2.850%	10/30/24	100	101
	Boeing Co.	2.500%	03/1/25	145	144
	Boeing Co.	4.875%	05/1/25	695	758
	Boeing Co.	3.100%	05/1/26	100	100
	Boeing Co.	2.250%	06/15/26	50	48
	Boeing Co.	2.700%	02/1/27	195	190
	Boeing Co.	2.800%	03/1/27	50	49
	Boeing Co.	5.040%	05/1/27	460	506
	Boeing Co.	3.250%	03/1/28	100	99
	Boeing Co.	3.450%	11/1/28	60	60
	Boeing Co.	3.200%	03/1/29	200	196
	Boeing Co.	2.950%	02/1/30	190	184
	Boeing Co.	5.150%	05/1/30	945	1,061
	Boeing Co.	6.125%	02/15/33	75	90
	Boeing Co.	3.600%	05/1/34	350	342
	Boeing Co.	3.250%	02/1/35	190	175
	Boeing Co.	6.625%	02/15/38	50	61
	Boeing Co.	3.550%	03/1/38	50	46
	Boeing Co.	3.500%	03/1/39	75	68
	Boeing Co.	6.875%	03/15/39	100	124
	Boeing Co.	5.875%	02/15/40	75	85
	Boeing Co.	5.705%	05/1/40	740	859
	Boeing Co.	3.375%	06/15/46	75	65
	Boeing Co.	3.650%	03/1/47	150	134
	Boeing Co.	3.625%	03/1/48	75	66
	Boeing Co.	3.850%	11/1/48	60	54
	Boeing Co.	3.900%	05/1/49	150	137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.750%	02/1/50	50	45
Boeing Co.	5.805%	05/1/50	1,130	1,362
Boeing Co.	3.825%	03/1/59	200	176
Boeing Co.	3.950%	08/1/59	75	70
Boeing Co.	5.930%	05/1/60	560	691
Burlington Northern Santa Fe LLC	3.050%	03/15/22	150	155
Burlington Northern Santa Fe LLC	3.050%	09/1/22	150	157
Burlington Northern Santa Fe LLC	3.000%	03/15/23	175	185
Burlington Northern Santa Fe LLC	3.850%	09/1/23	75	82
Burlington Northern Santa Fe LLC	3.750%	04/1/24	200	221
Burlington Northern Santa Fe LLC	3.400%	09/1/24	150	165
Burlington Northern Santa Fe LLC	3.000%	04/1/25	100	110
Burlington Northern Santa Fe LLC	3.650%	09/1/25	75	85
Burlington Northern Santa Fe LLC	3.250%	06/15/27	225	256
Burlington Northern Santa Fe LLC	6.200%	08/15/36	125	185
Burlington Northern Santa Fe LLC	5.050%	03/1/41	125	168
Burlington Northern Santa Fe LLC	5.400%	06/1/41	250	351
Burlington Northern Santa Fe LLC	4.400%	03/15/42	250	321
Burlington Northern Santa Fe LLC	4.375%	09/1/42	200	252
Burlington Northern Santa Fe LLC	4.450%	03/15/43	175	225
Burlington Northern Santa Fe LLC	5.150%	09/1/43	125	170
Burlington Northern Santa Fe LLC	4.900%	04/1/44	100	135
Burlington Northern Santa Fe LLC	4.550%	09/1/44	150	195
Burlington Northern Santa Fe LLC	4.150%	04/1/45	125	157
Burlington Northern Santa Fe LLC	4.700%	09/1/45	75	101
Burlington Northern Santa Fe LLC	3.900%	08/1/46	150	182
Burlington Northern Santa Fe LLC	4.125%	06/15/47	125	158
Burlington Northern Santa Fe LLC	4.050%	06/15/48	375	469
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	256
Burlington Northern Santa Fe LLC	3.550%	02/15/50	400	468
Burlington Northern Santa Fe LLC	3.050%	02/15/51	200	217
Canadian National Railway Co.	2.850%	12/15/21	75	77
Canadian National Railway Co.	2.950%	11/21/24	233	252
Canadian National Railway Co.	6.250%	08/1/34	75	115
Canadian National Railway Co.	6.200%	06/1/36	75	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	6.375%	11/15/37	100	153
	Canadian National Railway Co.	3.200%	08/2/46	175	198
	Canadian National Railway Co.	3.650%	02/3/48	125	150
	Canadian National Railway Co.	2.450%	05/1/50	175	176
	Canadian Pacific Railway Co.	9.450%	08/1/21	50	54
	Canadian Pacific Railway Co.	4.450%	03/15/23	225	243
	Canadian Pacific Railway Co.	2.050%	03/5/30	200	209
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	148
	Canadian Pacific Railway Co.	5.950%	05/15/37	450	643
	Canadian Pacific Railway Co.	6.125%	09/15/15	120	181
[6]	Carrier Global Corp.	1.923%	02/15/23	400	411
[6]	Carrier Global Corp.	2.242%	02/15/25	400	417
[6]	Carrier Global Corp.	2.493%	02/15/27	250	261
[6]	Carrier Global Corp.	2.722%	02/15/30	600	626
[6]	Carrier Global Corp.	3.377%	04/5/40	300	314
[6]	Carrier Global Corp.	3.577%	04/5/50	400	420
	Caterpillar Financial Services Corp.	2.900%	03/15/21	100	101
	Caterpillar Financial Services Corp.	1.931%	10/1/21	75	76
	Caterpillar Financial Services Corp.	2.950%	02/26/22	200	207
	Caterpillar Financial Services Corp.	0.950%	05/13/22	150	152
	Caterpillar Financial Services Corp.	2.400%	06/6/22	150	155
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	362
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	209
	Caterpillar Financial Services Corp.	3.450%	05/15/23	200	215
	Caterpillar Financial Services Corp.	0.650%	07/7/23	250	251
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	77
	Caterpillar Financial Services Corp.	2.850%	05/17/24	125	135
	Caterpillar Financial Services Corp.	3.300%	06/9/24	250	274
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	319
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	526
	Caterpillar Financial Services Corp.	1.450%	05/15/25	100	103
	Caterpillar Financial Services Corp.	2.400%	08/9/26	100	109
	Caterpillar Financial Services Corp.	3.250%	09/19/49	200	222
	Caterpillar Inc.	2.600%	06/26/22	50	52
	Caterpillar Inc.	3.400%	05/15/24	150	164
	Caterpillar Inc.	2.600%	09/19/29	200	218
	Caterpillar Inc.	2.600%	04/9/30	120	131
	Caterpillar Inc.	6.050%	08/15/36	100	145
	Caterpillar Inc.	5.200%	05/27/41	150	210
	Caterpillar Inc.	3.803%	08/15/42	243	294
	Caterpillar Inc.	3.250%	04/9/50	240	270
	Caterpillar Inc.	4.750%	05/15/64	100	140
	Cintas Corp. No. 2	2.900%	04/1/22	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cintas Corp. No. 2	3.250%	06/1/22	75	78
	Cintas Corp. No. 2	3.700%	04/1/27	175	202
	CNH Industrial Capital LLC	1.950%	07/2/23	75	76
	CNH Industrial Capital LLC	4.200%	01/15/24	675	724
	CNH Industrial NV	3.850%	11/15/27	100	108
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	04/19/22	46	44
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	10/29/24	34	31
	Crane Co.	4.450%	12/15/23	50	55
	Crane Co.	4.200%	03/15/48	125	132
	CSX Corp.	3.400%	08/1/24	62	68
	CSX Corp.	3.350%	11/1/25	150	169
	CSX Corp.	3.250%	06/1/27	150	169
	CSX Corp.	3.800%	03/1/28	350	408
	CSX Corp.	4.250%	03/15/29	200	241
	CSX Corp.	2.400%	02/15/30	172	184
	CSX Corp.	6.220%	04/30/40	152	224
	CSX Corp.	5.500%	04/15/41	225	310
	CSX Corp.	4.750%	05/30/42	210	267
	CSX Corp.	4.100%	03/15/44	150	179
	CSX Corp.	4.300%	03/1/48	250	311
	CSX Corp.	4.750%	11/15/48	200	264
	CSX Corp.	4.500%	03/15/49	225	296
	CSX Corp.	3.350%	09/15/49	125	138
	CSX Corp.	3.800%	04/15/50	200	237
	CSX Corp.	3.950%	05/1/50	125	152
	CSX Corp.	4.500%	08/1/54	25	32
	CSX Corp.	4.250%	11/1/66	150	186
	CSX Corp.	4.650%	03/1/68	75	98
	Cummins Inc.	0.750%	09/1/25	500	503
	Cummins Inc.	1.500%	09/1/30	500	497
	Cummins Inc.	2.600%	09/1/50	500	487
	Deere & Co.	2.600%	06/8/22	125	129
	Deere & Co.	2.750%	04/15/25	100	109
	Deere & Co.	5.375%	10/16/29	125	164
	Deere & Co.	3.100%	04/15/30	145	165
	Deere & Co.	7.125%	03/3/31	100	146
	Deere & Co.	3.900%	06/9/42	250	317
	Deere & Co.	2.875%	09/7/49	200	217
	Deere & Co.	3.750%	04/15/50	175	217
[2]	Delta Air Lines Class A Series 2007-1 Pass Through Trust	6.821%	08/10/22	92	91
[2]	Delta Air Lines Class AA Series 2015-1 Pass Through Trust	3.625%	07/30/27	39	39
[2]	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	04/25/24	75	74
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	06/10/28	150	144
	Dover Corp.	3.150%	11/15/25	200	221
	Dover Corp.	2.950%	11/4/29	75	82
	Dover Corp.	6.600%	03/15/38	75	105
	Eaton Corp.	2.750%	11/2/22	300	314
	Eaton Corp.	3.103%	09/15/27	125	139
	Eaton Corp.	4.000%	11/2/32	150	180
	Eaton Corp.	4.150%	11/2/42	150	186
	Eaton Corp.	3.915%	09/15/47	50	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emerson Electric Co.	2.625%	12/1/21	150	154
	Emerson Electric Co.	3.150%	06/1/25	200	221
	Emerson Electric Co.	1.800%	10/15/27	225	235
	Emerson Electric Co.	1.950%	10/15/30	100	104
	Emerson Electric Co.	2.750%	10/15/50	150	153
[2]	FedEx Corp Class AA Series 2020-1 Pass Through Trust	1.875%	02/20/34	500	504
	FedEx Corp.	2.625%	08/1/22	100	104
	FedEx Corp.	3.200%	02/1/25	150	164
	FedEx Corp.	3.800%	05/15/25	500	564
	FedEx Corp.	3.250%	04/1/26	100	111
	FedEx Corp.	3.300%	03/15/27	100	111
	FedEx Corp.	3.100%	08/5/29	200	222
	FedEx Corp.	4.250%	05/15/30	100	120
	FedEx Corp.	3.900%	02/1/35	200	231
	FedEx Corp.	3.875%	08/1/42	125	138
	FedEx Corp.	4.100%	04/15/43	75	84
	FedEx Corp.	5.100%	01/15/44	250	320
	FedEx Corp.	4.100%	02/1/45	125	142
	FedEx Corp.	4.750%	11/15/45	250	309
	FedEx Corp.	4.550%	04/1/46	225	272
	FedEx Corp.	4.400%	01/15/47	125	148
	FedEx Corp.	4.050%	02/15/48	200	229
	FedEx Corp.	4.950%	10/17/48	250	318
	FedEx Corp.	5.250%	05/15/50	250	334
	FedEx Corp.	4.500%	02/1/65	60	64
	Flowserve Corp.	3.500%	09/15/22	250	257
	Flowserve Corp.	4.000%	11/15/23	50	52
	Flowserve Corp.	3.500%	10/1/30	90	89
	Fortive Corp.	3.150%	06/15/26	150	166
	Fortive Corp.	4.300%	06/15/46	100	120
	General Dynamics Corp.	3.375%	05/15/23	200	215
	General Dynamics Corp.	1.875%	08/15/23	300	311
	General Dynamics Corp.	2.375%	11/15/24	320	343
	General Dynamics Corp.	3.250%	04/1/25	150	166
	General Dynamics Corp.	3.500%	05/15/25	200	224
	General Dynamics Corp.	3.500%	04/1/27	100	115
	General Dynamics Corp.	2.625%	11/15/27	200	218
	General Dynamics Corp.	3.750%	05/15/28	200	234
	General Dynamics Corp.	3.625%	04/1/30	200	238
	General Dynamics Corp.	4.250%	04/1/40	150	188
	General Dynamics Corp.	3.600%	11/15/42	100	119
	General Dynamics Corp.	4.250%	04/1/50	140	182
	General Electric Co.	3.150%	09/7/22	91	95
	General Electric Co.	3.100%	01/9/23	574	602
	General Electric Co.	3.450%	05/15/24	100	107
	General Electric Co.	3.450%	05/1/27	200	211
	General Electric Co.	3.625%	05/1/30	300	311
	General Electric Co.	6.750%	03/15/32	705	883
	General Electric Co.	6.150%	08/7/37	161	191
	General Electric Co.	5.875%	01/14/38	560	652
	General Electric Co.	6.875%	01/10/39	338	431
	General Electric Co.	4.250%	05/1/40	300	306
	General Electric Co.	4.125%	10/9/42	153	152
	General Electric Co.	4.500%	03/11/44	138	143
	General Electric Co.	4.350%	05/1/50	725	736
	Hexcel Corp.	4.700%	08/15/25	100	111
	Hexcel Corp.	3.950%	02/15/27	75	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	4.250%	03/1/21	200	203
	Honeywell International Inc.	1.850%	11/1/21	300	305
	Honeywell International Inc.	2.150%	08/8/22	100	103
	Honeywell International Inc.	0.483%	08/19/22	500	501
	Honeywell International Inc.	2.300%	08/15/24	425	453
	Honeywell International Inc.	1.350%	06/1/25	275	284
	Honeywell International Inc.	2.500%	11/1/26	50	55
	Honeywell International Inc.	2.700%	08/15/29	100	111
	Honeywell International Inc.	1.950%	06/1/30	1,000	1,049
	Honeywell International Inc.	5.700%	03/15/37	200	283
	Honeywell International Inc.	5.375%	03/1/41	150	215
	Honeywell International Inc.	2.800%	06/1/50	225	240
	Hubbell Inc.	3.350%	03/1/26	75	81
	Hubbell Inc.	3.150%	08/15/27	50	53
	Hubbell Inc.	3.500%	02/15/28	175	191
[6]	Huntington Ingalls Industries Inc.	3.844%	05/1/25	100	110
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	125	137
[6]	Huntington Ingalls Industries Inc.	4.200%	05/1/30	100	115
	IDEX Corp.	3.000%	05/1/30	75	82
	Illinois Tool Works Inc.	3.500%	03/1/24	200	219
	Illinois Tool Works Inc.	2.650%	11/15/26	300	332
	Illinois Tool Works Inc.	4.875%	09/15/41	75	103
	Illinois Tool Works Inc.	3.900%	09/1/42	250	313
	JB Hunt Transport Services Inc.	3.300%	08/15/22	100	104
	JB Hunt Transport Services Inc.	3.875%	03/1/26	25	29
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	11/15/32	150	154
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	05/15/32	148	142
	John Deere Capital Corp.	2.800%	03/4/21	100	101
	John Deere Capital Corp.	2.875%	03/12/21	100	101
	John Deere Capital Corp.	3.150%	10/15/21	25	26
	John Deere Capital Corp.	2.650%	01/6/22	300	309
	John Deere Capital Corp.	1.950%	06/13/22	375	385
	John Deere Capital Corp.	2.150%	09/8/22	400	414
	John Deere Capital Corp.	2.700%	01/6/23	100	105
	John Deere Capital Corp.	2.800%	01/27/23	50	53
	John Deere Capital Corp.	2.800%	03/6/23	100	106
	John Deere Capital Corp.	3.450%	06/7/23	200	216
	John Deere Capital Corp.	0.700%	07/5/23	100	101
	John Deere Capital Corp.	3.650%	10/12/23	50	55
	John Deere Capital Corp.	2.600%	03/7/24	75	80
	John Deere Capital Corp.	2.650%	06/24/24	75	81
	John Deere Capital Corp.	2.050%	01/9/25	350	371
	John Deere Capital Corp.	3.450%	03/13/25	300	336
	John Deere Capital Corp.	3.400%	09/11/25	75	85
	John Deere Capital Corp.	2.650%	06/10/26	100	110
	John Deere Capital Corp.	2.250%	09/14/26	125	135
	John Deere Capital Corp.	2.800%	09/8/27	150	167
	John Deere Capital Corp.	3.050%	01/6/28	100	112
	John Deere Capital Corp.	3.450%	03/7/29	50	58
	John Deere Capital Corp.	2.800%	07/18/29	150	167
	John Deere Capital Corp.	2.450%	01/9/30	175	190
	Johnson Controls International plc	3.625%	07/2/24	126	138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson Controls International plc	3.900%	02/14/26	37	42
Johnson Controls International plc	6.000%	01/15/36	39	52
Johnson Controls International plc	4.625%	07/2/44	175	218
Johnson Controls International plc	5.125%	09/14/45	14	18
Johnson Controls International plc	4.500%	02/15/47	100	125
Johnson Controls International plc	4.950%	07/2/64	72	92
Kansas City Southern	3.000%	05/15/23	250	257
Kansas City Southern	2.875%	11/15/29	100	106
Kansas City Southern	4.300%	05/15/43	75	78
Kansas City Southern	4.950%	08/15/45	125	140
Kansas City Southern	4.700%	05/1/48	225	248
Kansas City Southern	3.500%	05/1/50	100	103
Kennametal Inc.	3.875%	02/15/22	50	51
Kennametal Inc.	4.625%	06/15/28	120	133
Keysight Technologies Inc.	4.550%	10/30/24	195	220
Keysight Technologies Inc.	4.600%	04/6/27	125	146
Keysight Technologies Inc.	3.000%	10/30/29	100	109
Kirby Corp.	4.200%	03/1/28	300	311
L3Harris Technologies Inc.	3.850%	06/15/23	600	650
L3Harris Technologies Inc.	3.950%	05/28/24	103	114
L3Harris Technologies Inc.	3.832%	04/27/25	200	223
L3Harris Technologies Inc.	3.850%	12/15/26	50	58
L3Harris Technologies Inc.	4.400%	06/15/28	175	208
L3Harris Technologies Inc.	4.854%	04/27/35	100	132
L3Harris Technologies Inc.	6.150%	12/15/40	100	145
L3Harris Technologies Inc.	5.054%	04/27/45	100	134
Legrand France SA	8.500%	02/15/25	68	90
Lennox International Inc.	3.000%	11/15/23	100	106
Lennox International Inc.	1.700%	08/1/27	50	50
Lockheed Martin Corp.	3.100%	01/15/23	100	106
Lockheed Martin Corp.	3.550%	01/15/26	380	433
Lockheed Martin Corp.	1.850%	06/15/30	179	185
Lockheed Martin Corp.	3.600%	03/1/35	150	180
Lockheed Martin Corp.	4.500%	05/15/36	100	128
Lockheed Martin Corp.	6.150%	09/1/36	375	551
Lockheed Martin Corp.	4.070%	12/15/42	270	339
Lockheed Martin Corp.	3.800%	03/1/45	100	119
Lockheed Martin Corp.	4.700%	05/15/46	275	374
Lockheed Martin Corp.	2.800%	06/15/50	175	182
Lockheed Martin Corp.	4.090%	09/15/52	331	424
Norfolk Southern Corp.	3.000%	04/1/22	225	233
Norfolk Southern Corp.	2.903%	02/15/23	48	50
Norfolk Southern Corp.	3.850%	01/15/24	75	82
Norfolk Southern Corp.	5.590%	05/17/25	50	60
Norfolk Southern Corp.	3.650%	08/1/25	50	57
Norfolk Southern Corp.	7.800%	05/15/27	60	83
Norfolk Southern Corp.	3.150%	06/1/27	125	140
Norfolk Southern Corp.	3.800%	08/1/28	113	133
Norfolk Southern Corp.	2.550%	11/1/29	200	217
Norfolk Southern Corp.	4.837%	10/1/41	113	148
Norfolk Southern Corp.	4.450%	06/15/45	75	96
Norfolk Southern Corp.	4.650%	01/15/46	75	97
Norfolk Southern Corp.	4.150%	02/28/48	25	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.100%	05/15/49	73	91
	Norfolk Southern Corp.	3.400%	11/1/49	75	84
	Norfolk Southern Corp.	3.050%	05/15/50	350	369
	Norfolk Southern Corp.	4.050%	08/15/52	239	292
	Norfolk Southern Corp.	3.155%	05/15/55	438	464
	Northrop Grumman Corp.	2.550%	10/15/22	200	208
	Northrop Grumman Corp.	3.250%	08/1/23	150	162
	Northrop Grumman Corp.	2.930%	01/15/25	275	299
	Northrop Grumman Corp.	3.200%	02/1/27	150	167
	Northrop Grumman Corp.	3.250%	01/15/28	100	112
	Northrop Grumman Corp.	4.400%	05/1/30	290	357
	Northrop Grumman Corp.	5.150%	05/1/40	100	134
	Northrop Grumman Corp.	5.050%	11/15/40	150	201
	Northrop Grumman Corp.	4.750%	06/1/43	275	357
	Northrop Grumman Corp.	4.030%	10/15/47	380	461
	Northrop Grumman Corp.	5.250%	05/1/50	310	441
	Nvent Finance Sarl	3.950%	04/15/23	200	208
	Nvent Finance Sarl	4.550%	04/15/28	100	108
	Oshkosh Corp.	4.600%	05/15/28	185	211
	Oshkosh Corp.	3.100%	03/1/30	60	63
	Otis Worldwide Corp.	2.056%	04/5/25	300	315
	Otis Worldwide Corp.	2.293%	04/5/27	200	209
	Otis Worldwide Corp.	2.565%	02/15/30	400	429
	Otis Worldwide Corp.	3.112%	02/15/40	950	1,010
	Otis Worldwide Corp.	3.362%	02/15/50	150	164
	PACCAR Financial Corp.	2.050%	11/13/20	50	50
	PACCAR Financial Corp.	2.850%	03/1/22	100	104
	PACCAR Financial Corp.	2.650%	05/10/22	100	104
	PACCAR Financial Corp.	2.300%	08/10/22	50	52
	PACCAR Financial Corp.	2.000%	09/26/22	50	51
	PACCAR Financial Corp.	3.400%	08/9/23	100	108
	PACCAR Financial Corp.	0.350%	08/11/23	500	499
	PACCAR Financial Corp.	2.150%	08/15/24	75	79
	PACCAR Financial Corp.	1.800%	02/6/25	60	63
	Parker-Hannifin Corp.	3.500%	09/15/22	175	185
	Parker-Hannifin Corp.	2.700%	06/14/24	110	118
	Parker-Hannifin Corp.	3.300%	11/21/24	290	317
	Parker-Hannifin Corp.	3.250%	03/1/27	125	138
	Parker-Hannifin Corp.	3.250%	06/14/29	75	84
	Parker-Hannifin Corp.	6.250%	05/15/38	150	215
	Parker-Hannifin Corp.	4.450%	11/21/44	200	247
	Parker-Hannifin Corp.	4.100%	03/1/47	75	90
	Parker-Hannifin Corp.	4.000%	06/14/49	110	132
	Precision Castparts Corp.	2.500%	01/15/23	200	209
	Precision Castparts Corp.	3.250%	06/15/25	175	193
	Precision Castparts Corp.	3.900%	01/15/43	75	86
	Precision Castparts Corp.	4.375%	06/15/45	300	372
	Quanta Services Inc.	2.900%	10/1/30	500	509
[6]	Raytheon Technologies Corp.	2.800%	03/15/22	170	175
[6]	Raytheon Technologies Corp.	2.500%	12/15/22	275	285
	Raytheon Technologies Corp.	3.650%	08/16/23	16	17
[6]	Raytheon Technologies Corp.	3.200%	03/15/24	175	188
	Raytheon Technologies Corp.	3.950%	08/16/25	617	702
[6]	Raytheon Technologies Corp.	3.500%	03/15/27	300	337
	Raytheon Technologies Corp.	3.125%	05/4/27	225	249
[6]	Raytheon Technologies Corp.	7.200%	08/15/27	25	33
	Raytheon Technologies Corp.	6.700%	08/1/28	75	102
	Raytheon Technologies Corp.	4.125%	11/16/28	750	887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	7.500%	09/15/29	125	182
	Raytheon Technologies Corp.	2.250%	07/1/30	300	315
	Raytheon Technologies Corp.	5.400%	05/1/35	150	204
	Raytheon Technologies Corp.	6.050%	06/1/36	100	141
	Raytheon Technologies Corp.	6.125%	07/15/38	100	144
	Raytheon Technologies Corp.	4.450%	11/16/38	175	215
	Raytheon Technologies Corp.	5.700%	04/15/40	100	140
[6]	Raytheon Technologies Corp.	4.700%	12/15/41	50	62
	Raytheon Technologies Corp.	4.500%	06/1/42	675	848
[6]	Raytheon Technologies Corp.	4.800%	12/15/43	65	83
	Raytheon Technologies Corp.	4.150%	05/15/45	200	240
	Raytheon Technologies Corp.	3.750%	11/1/46	200	228
[6]	Raytheon Technologies Corp.	4.350%	04/15/47	250	308
	Raytheon Technologies Corp.	4.050%	05/4/47	300	358
	Raytheon Technologies Corp.	4.625%	11/16/48	350	455
	Raytheon Technologies Corp.	3.125%	07/1/50	370	390
	Republic Services Inc.	3.550%	06/1/22	50	52
	Republic Services Inc.	2.500%	08/15/24	200	213
	Republic Services Inc.	3.200%	03/15/25	250	275
	Republic Services Inc.	2.300%	03/1/30	500	529
	Republic Services Inc.	1.450%	02/15/31	500	491
	Republic Services Inc.	6.200%	03/1/40	175	257
	Republic Services Inc.	5.700%	05/15/41	100	141
	Republic Services Inc.	3.050%	03/1/50	80	84
	Rockwell Automation Inc.	3.500%	03/1/29	100	116
	Rockwell Automation Inc.	4.200%	03/1/49	125	164
	Roper Technologies Inc.	2.800%	12/15/21	200	205
	Roper Technologies Inc.	2.350%	09/15/24	125	132
	Roper Technologies Inc.	1.000%	09/15/25	500	501
	Roper Technologies Inc.	3.850%	12/15/25	100	114
	Roper Technologies Inc.	3.800%	12/15/26	145	167
	Roper Technologies Inc.	1.400%	09/15/27	500	506
	Roper Technologies Inc.	4.200%	09/15/28	175	208
	Roper Technologies Inc.	2.950%	09/15/29	125	137
	Roper Technologies Inc.	2.000%	06/30/30	125	127
	Roper Technologies Inc.	1.750%	02/15/31	500	498
	Ryder System Inc.	2.875%	06/1/22	75	78
	Ryder System Inc.	3.400%	03/1/23	75	80
	Ryder System Inc.	3.750%	06/9/23	225	242
	Ryder System Inc.	3.650%	03/18/24	150	163
	Ryder System Inc.	2.500%	09/1/24	50	53
	Ryder System Inc.	4.625%	06/1/25	193	222
	Ryder System Inc.	2.900%	12/1/26	100	108
	Snap-on Inc.	6.125%	09/1/21	75	79
	Snap-on Inc.	3.250%	03/1/27	50	55
	Snap-on Inc.	4.100%	03/1/48	75	92
	Snap-on Inc.	3.100%	05/1/50	75	78
	Southwest Airlines Co.	4.750%	05/4/23	250	267
	Southwest Airlines Co.	5.250%	05/4/25	600	661
	Southwest Airlines Co.	3.000%	11/15/26	100	100
	Southwest Airlines Co.	5.125%	06/15/27	775	846
	Southwest Airlines Co.	3.450%	11/16/27	50	50
	Southwest Airlines Co.	2.625%	02/10/30	100	94
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	08/1/22	14	14
[2]	Spirit Airlines Series 2015-1A Pass Through Trust	4.100%	04/1/28	18	16
	Stanley Black & Decker Inc.	3.400%	12/1/21	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanley Black & Decker Inc.	3.400%	03/1/26	100	112
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	121
	Stanley Black & Decker Inc.	2.300%	03/15/30	375	400
	Stanley Black & Decker Inc.	5.200%	09/1/40	75	102
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	141
	Stanley Black & Decker Inc.	4.000%	03/15/60	400	412
	Textron Inc.	3.875%	03/1/25	65	72
	Textron Inc.	4.000%	03/15/26	200	220
	Textron Inc.	3.650%	03/15/27	250	272
	Textron Inc.	3.375%	03/1/28	50	54
	Textron Inc.	3.900%	09/17/29	225	253
	Timken Co.	3.875%	09/1/24	100	106
	Timken Co.	4.500%	12/15/28	25	27
	Trane Technologies Global Holding Co Ltd.	4.250%	06/15/23	125	137
	Trane Technologies Global Holding Co Ltd.	5.750%	06/15/43	125	172
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	413
	Trane Technologies Luxembourg Finance SA	3.500%	03/21/26	75	84
	Trane Technologies Luxembourg Finance SA	3.800%	03/21/29	225	264
	Trane Technologies Luxembourg Finance SA	4.500%	03/21/49	75	95
	Trimble Inc.	4.150%	06/15/23	50	54
	Trimble Inc.	4.750%	12/1/24	93	103
	Trimble Inc.	4.900%	06/15/28	50	59
	Tyco Electronics Group SA	3.500%	02/3/22	100	103
	Tyco Electronics Group SA	3.450%	08/1/24	125	136
	Tyco Electronics Group SA	3.125%	08/15/27	200	217
	Tyco Electronics Group SA	7.125%	10/1/37	125	188
[2]	U.S. Airways Class A Series 2012-2 Pass Through Trust	4.625%	06/3/25	28	23
	Union Pacific Corp.	2.950%	03/1/22	100	104
	Union Pacific Corp.	4.163%	07/15/22	534	565
	Union Pacific Corp.	2.950%	01/15/23	25	26
	Union Pacific Corp.	3.500%	06/8/23	150	161
	Union Pacific Corp.	3.646%	02/15/24	50	55
	Union Pacific Corp.	3.150%	03/1/24	100	108
	Union Pacific Corp.	3.250%	01/15/25	206	226
	Union Pacific Corp.	3.750%	07/15/25	560	636
	Union Pacific Corp.	3.250%	08/15/25	50	56
	Union Pacific Corp.	2.750%	03/1/26	75	82
	Union Pacific Corp.	2.150%	02/5/27	90	96
	Union Pacific Corp.	3.950%	09/10/28	300	353
	Union Pacific Corp.	3.700%	03/1/29	200	232
	Union Pacific Corp.	2.400%	02/5/30	200	214
	Union Pacific Corp.	3.375%	02/1/35	100	115
	Union Pacific Corp.	3.600%	09/15/37	290	330
	Union Pacific Corp.	4.050%	11/15/45	150	179
	Union Pacific Corp.	3.250%	02/5/50	200	220
	Union Pacific Corp.	3.799%	10/1/51	560	662
	Union Pacific Corp.	3.875%	02/1/55	100	119
	Union Pacific Corp.	3.950%	08/15/59	100	118
	Union Pacific Corp.	3.839%	03/20/60	386	445
[6]	Union Pacific Corp.	2.973%	09/16/62	325	318
	Union Pacific Corp.	4.375%	11/15/65	135	170
	Union Pacific Corp.	4.100%	09/15/67	100	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.750%	02/5/70	150	169
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	08/15/25	53	50
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	04/11/26	72	71
[2]	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	12/1/22	60	54
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	07/7/28	42	36
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	10/7/28	43	37
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	12/1/27	141	137
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	07/7/28	337	325
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	10/7/28	65	62
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	08/25/31	173	173
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	05/1/32	100	94
	United Parcel Service Inc.	2.450%	10/1/22	175	183
	United Parcel Service Inc.	2.500%	04/1/23	200	210
	United Parcel Service Inc.	2.800%	11/15/24	186	202
	United Parcel Service Inc.	2.400%	11/15/26	150	164
	United Parcel Service Inc.	3.050%	11/15/27	200	226
	United Parcel Service Inc.	3.400%	03/15/29	100	116
	United Parcel Service Inc.	2.500%	09/1/29	100	109
	United Parcel Service Inc.	6.200%	01/15/38	173	258
	United Parcel Service Inc.	5.200%	04/1/40	255	352
	United Parcel Service Inc.	4.875%	11/15/40	75	100
	United Parcel Service Inc.	3.625%	10/1/42	100	115
	United Parcel Service Inc.	3.400%	11/15/46	110	125
	United Parcel Service Inc.	4.250%	03/15/49	125	161
	United Parcel Service Inc.	3.400%	09/1/49	250	284
	United Parcel Service Inc.	5.300%	04/1/50	400	588
[2]	US Airways Class A Series 2013-1 Pass Through Trust	3.950%	11/15/25	62	51
	Valmont Industries Inc.	5.000%	10/1/44	150	164
	Valmont Industries Inc.	5.250%	10/1/54	75	81
	Waste Connections Inc.	4.250%	12/1/28	100	118
	Waste Connections Inc.	3.500%	05/1/29	200	227
	Waste Connections Inc.	2.600%	02/1/30	139	149
	Waste Connections Inc.	3.050%	04/1/50	75	78
	Waste Management Inc.	2.900%	09/15/22	100	104
	Waste Management Inc.	2.400%	05/15/23	225	235
	Waste Management Inc.	3.500%	05/15/24	200	219
	Waste Management Inc.	3.125%	03/1/25	150	164
	Waste Management Inc.	3.150%	11/15/27	125	139
	Waste Management Inc.	3.900%	03/1/35	250	302
	Waste Management Inc.	4.100%	03/1/45	150	183
	Waste Management Inc.	4.150%	07/15/49	200	253
	Westinghouse Air Brake Technologies Corp.	4.400%	03/15/24	275	299
	Westinghouse Air Brake Technologies Corp.	3.200%	06/15/25	60	63
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	150	159
	Westinghouse Air Brake Technologies Corp.	4.950%	09/15/28	175	204

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
WW Grainger Inc.	1.850%	02/15/25	75	79
WW Grainger Inc.	4.600%	06/15/45	200	256
WW Grainger Inc.	3.750%	05/15/46	75	86
WW Grainger Inc.	4.200%	05/15/47	75	92
Xylem Inc.	3.250%	11/1/26	100	111
Xylem Inc.	1.950%	01/30/28	100	104
Xylem Inc.	2.250%	01/30/31	100	106
Xylem Inc.	4.375%	11/1/46	100	117
				119,077
Materials (0.9%)
Air Products and Chemicals Inc.	3.000%	11/3/21	75	77
Air Products and Chemicals Inc.	3.350%	07/31/24	675	738
Air Products and Chemicals Inc.	1.850%	05/15/27	100	105
Air Products and Chemicals Inc.	2.050%	05/15/30	200	211
Air Products and Chemicals Inc.	2.700%	05/15/40	200	212
Air Products and Chemicals Inc.	2.800%	05/15/50	500	526
Airgas Inc.	3.650%	07/15/24	500	550
Albemarle Corp.	4.150%	12/1/24	132	144
Albemarle Corp.	5.450%	12/1/44	75	83
Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	40	40
Avery Dennison Corp.	4.875%	12/6/28	75	92
Avery Dennison Corp.	2.650%	04/30/30	200	213
Barrick Gold Corp.	6.450%	10/15/35	75	98
Barrick North America Finance LLC	5.700%	05/30/41	450	632
Barrick North America Finance LLC	5.750%	05/1/43	150	218
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	71
Bemis Co. Inc.	3.100%	09/15/26	50	55
Bemis Co. Inc.	2.630%	06/19/30	125	133
BHP Billiton Finance USA Ltd.	2.875%	02/24/22	176	182
BHP Billiton Finance USA Ltd.	3.850%	09/30/23	50	55
BHP Billiton Finance USA Ltd.	4.125%	02/24/42	150	186
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	575	802
Cabot Corp.	4.000%	07/1/29	55	59
Carlisle Cos. Inc.	3.750%	11/15/22	75	78
Carlisle Cos. Inc.	3.500%	12/1/24	50	55
Carlisle Cos. Inc.	3.750%	12/1/27	125	141
Carlisle Cos. Inc.	2.750%	03/1/30	150	159
Celanese US Holdings LLC	3.500%	05/8/24	100	108
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	318
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	221
CRH America Inc.	5.750%	01/15/21	75	76
Dow Chemical Co.	3.500%	10/1/24	182	199
Dow Chemical Co.	4.550%	11/30/25	150	175
Dow Chemical Co.	3.625%	05/15/26	100	111
Dow Chemical Co.	4.800%	11/30/28	225	273
Dow Chemical Co.	2.100%	11/15/30	500	492
Dow Chemical Co.	4.250%	10/1/34	150	176
Dow Chemical Co.	9.400%	05/15/39	350	599
Dow Chemical Co.	5.250%	11/15/41	100	123
Dow Chemical Co.	4.625%	10/1/44	200	233
Dow Chemical Co.	5.550%	11/30/48	300	395
Dow Chemical Co.	3.600%	11/15/50	500	504
DuPont de Nemours Inc.	2.169%	05/1/23	200	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DuPont de Nemours Inc.	4.205%	11/15/23	475	522
DuPont de Nemours Inc.	4.493%	11/15/25	350	403
DuPont de Nemours Inc.	4.725%	11/15/28	425	508
DuPont de Nemours Inc.	5.319%	11/15/38	300	379
DuPont de Nemours Inc.	5.419%	11/15/48	475	633
Eastman Chemical Co.	3.600%	08/15/22	49	51
Eastman Chemical Co.	3.800%	03/15/25	285	314
Eastman Chemical Co.	4.800%	09/1/42	225	268
Eastman Chemical Co.	4.650%	10/15/44	150	175
Ecolab Inc.	2.375%	08/10/22	470	487
Ecolab Inc.	2.700%	11/1/26	200	224
Ecolab Inc.	3.250%	12/1/27	100	113
Ecolab Inc.	4.800%	03/24/30	300	381
Ecolab Inc.	1.300%	01/30/31	500	488
Ecolab Inc.	3.950%	12/1/47	100	125
EI du Pont de Nemours and Co.	1.700%	07/15/25	100	104
EI du Pont de Nemours and Co.	2.300%	07/15/30	100	105
Fibria Overseas Finance Ltd.	5.250%	05/12/24	200	219
Fibria Overseas Finance Ltd.	4.000%	01/14/25	150	159
FMC Corp.	3.950%	02/1/22	50	52
FMC Corp.	4.100%	02/1/24	250	272
FMC Corp.	3.200%	10/1/26	50	55
FMC Corp.	3.450%	10/1/29	100	112
FMC Corp.	4.500%	10/1/49	100	124
Georgia-Pacific LLC	8.000%	01/15/24	250	307
Georgia-Pacific LLC	7.375%	12/1/25	100	129
Georgia-Pacific LLC	8.875%	05/15/31	250	402
International Flavors & Fragrances Inc.	3.200%	05/1/23	25	26
International Flavors & Fragrances Inc.	4.450%	09/26/28	50	59
International Flavors & Fragrances Inc.	4.375%	06/1/47	90	103
International Flavors & Fragrances Inc.	5.000%	09/26/48	100	125
International Paper Co.	3.800%	01/15/26	28	32
International Paper Co.	5.000%	09/15/35	100	130
International Paper Co.	7.300%	11/15/39	100	147
International Paper Co.	4.800%	06/15/44	200	247
International Paper Co.	5.150%	05/15/46	200	261
International Paper Co.	4.400%	08/15/47	200	242
International Paper Co.	4.350%	08/15/48	200	243
Kinross Gold Corp.	5.950%	03/15/24	75	86
Kinross Gold Corp.	4.500%	07/15/27	25	28
Linde Inc.	2.450%	02/15/22	450	460
Linde Inc.	2.200%	08/15/22	200	206
Linde Inc.	2.650%	02/5/25	147	159
Linde Inc.	3.550%	11/7/42	50	60
LYB International Finance BV	5.250%	07/15/43	200	243
LYB International Finance II BV	3.500%	03/2/27	200	222
LYB International Finance III LLC	2.875%	05/1/25	100	107
LYB International Finance III LLC	3.375%	05/1/30	100	109
LYB International Finance III LLC	4.200%	10/15/49	135	150
LYB International Finance III LLC	4.200%	05/1/50	200	222
LyondellBasell Industries NV	6.000%	11/15/21	175	183
LyondellBasell Industries NV	5.750%	04/15/24	175	200
LyondellBasell Industries NV	4.625%	02/26/55	425	488
Martin Marietta Materials Inc.	4.250%	07/2/24	100	111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Martin Marietta Materials Inc.	3.450%	06/1/27	50	55
Martin Marietta Materials Inc.	3.500%	12/15/27	100	112
Martin Marietta Materials Inc.	2.500%	03/15/30	100	104
Martin Marietta Materials Inc.	4.250%	12/15/47	175	199
Mosaic Co.	3.750%	11/15/21	115	118
Mosaic Co.	3.250%	11/15/22	225	235
Mosaic Co.	4.250%	11/15/23	175	190
Mosaic Co.	4.050%	11/15/27	200	223
Mosaic Co.	5.450%	11/15/33	100	116
Mosaic Co.	4.875%	11/15/41	50	53
Mosaic Co.	5.625%	11/15/43	100	119
Newmont Corp.	3.700%	03/15/23	37	38
Newmont Corp.	2.800%	10/1/29	150	162
Newmont Corp.	2.250%	10/1/30	200	206
Newmont Corp.	5.875%	04/1/35	100	143
Newmont Corp.	6.250%	10/1/39	225	332
Newmont Corp.	5.450%	06/9/44	400	565
Nucor Corp.	4.125%	09/15/22	100	106
Nucor Corp.	2.000%	06/1/25	100	104
Nucor Corp.	3.950%	05/1/28	100	116
Nucor Corp.	2.700%	06/1/30	100	107
Nucor Corp.	6.400%	12/1/37	100	144
Nucor Corp.	5.200%	08/1/43	200	265
Nucor Corp.	4.400%	05/1/48	150	193
Nutrien Ltd.	3.500%	06/1/23	299	319
Nutrien Ltd.	3.375%	03/15/25	250	276
Nutrien Ltd.	3.000%	04/1/25	250	270
Nutrien Ltd.	4.000%	12/15/26	50	58
Nutrien Ltd.	2.950%	05/13/30	175	191
Nutrien Ltd.	4.125%	03/15/35	250	287
Nutrien Ltd.	5.625%	12/1/40	275	352
Nutrien Ltd.	6.125%	01/15/41	25	33
Nutrien Ltd.	4.900%	06/1/43	50	61
Nutrien Ltd.	5.250%	01/15/45	200	251
Nutrien Ltd.	5.000%	04/1/49	100	131
Owens Corning	3.400%	08/15/26	200	216
Owens Corning	3.950%	08/15/29	100	113
Owens Corning	3.875%	06/1/30	50	57
Owens Corning	4.300%	07/15/47	200	219
Owens Corning	4.400%	01/30/48	75	84
Packaging Corp. of America	4.500%	11/1/23	350	387
Packaging Corp. of America	3.400%	12/15/27	100	112
Packaging Corp. of America	3.000%	12/15/29	140	153
Packaging Corp. of America	4.050%	12/15/49	90	107
PPG Industries Inc.	2.400%	08/15/24	200	213
PPG Industries Inc.	2.550%	06/15/30	300	317
Praxair Inc.	1.100%	08/10/30	500	485
Reliance Steel & Aluminum Co.	4.500%	04/15/23	100	108
Reliance Steel & Aluminum Co.	1.300%	08/15/25	300	300
Reliance Steel & Aluminum Co.	2.150%	08/15/30	300	294
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	327
Rio Tinto Finance USA Ltd.	3.750%	06/15/25	317	359
Rio Tinto Finance USA Ltd.	7.125%	07/15/28	75	106
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	177
Rio Tinto Finance USA plc	4.750%	03/22/42	150	203
Rio Tinto Finance USA plc	4.125%	08/21/42	250	322
Rohm and Haas Co.	7.850%	07/15/29	250	353
RPM International Inc.	3.450%	11/15/22	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RPM International Inc.	3.750%	03/15/27	50	55
	RPM International Inc.	4.250%	01/15/48	250	266
	Sherwin-Williams Co.	2.750%	06/1/22	12	12
	Sherwin-Williams Co.	3.125%	06/1/24	325	351
	Sherwin-Williams Co.	3.450%	08/1/25	225	249
	Sherwin-Williams Co.	3.950%	01/15/26	200	227
	Sherwin-Williams Co.	3.450%	06/1/27	100	113
	Sherwin-Williams Co.	2.950%	08/15/29	200	219
	Sherwin-Williams Co.	2.300%	05/15/30	100	104
	Sherwin-Williams Co.	4.000%	12/15/42	100	111
	Sherwin-Williams Co.	4.550%	08/1/45	90	112
	Sherwin-Williams Co.	4.500%	06/1/47	250	309
	Sherwin-Williams Co.	3.800%	08/15/49	100	114
	Sherwin-Williams Co.	3.300%	05/15/50	100	106
	Sonoco Products Co.	3.125%	05/1/30	105	114
	Sonoco Products Co.	5.750%	11/1/40	220	281
	Southern Copper Corp.	3.500%	11/8/22	400	418
	Southern Copper Corp.	3.875%	04/23/25	50	55
	Southern Copper Corp.	7.500%	07/27/35	100	146
	Southern Copper Corp.	6.750%	04/16/40	325	465
	Southern Copper Corp.	5.875%	04/23/45	500	677
	Steel Dynamics Inc.	2.800%	12/15/24	50	53
	Steel Dynamics Inc.	2.400%	06/15/25	100	105
	Steel Dynamics Inc.	4.125%	09/15/25	70	71
	Steel Dynamics Inc.	3.450%	04/15/30	125	137
	Steel Dynamics Inc.	3.250%	01/15/31	100	107
	Suzano Austria GmbH	6.000%	01/15/29	400	454
	Suzano Austria GmbH	5.000%	01/15/30	200	215
	Syngenta Finance NV	3.125%	03/28/22	100	102
[6]	Teck Resources Ltd.	3.900%	07/15/30	100	105
	Teck Resources Ltd.	6.125%	10/1/35	150	180
	Teck Resources Ltd.	6.000%	08/15/40	50	56
	Teck Resources Ltd.	6.250%	07/15/41	325	376
	Vale Overseas Ltd.	6.250%	08/10/26	300	353
	Vale Overseas Ltd.	3.750%	07/8/30	100	103
	Vale Overseas Ltd.	8.250%	01/17/34	50	71
	Vale Overseas Ltd.	6.875%	11/21/36	410	531
	Vale Overseas Ltd.	6.875%	11/10/39	450	596
	Vale SA	5.625%	09/11/42	75	89
	Vulcan Materials Co.	4.500%	04/1/25	200	229
	Vulcan Materials Co.	3.500%	06/1/30	150	169
	Vulcan Materials Co.	4.500%	06/15/47	125	146
	Westlake Chemical Corp.	3.600%	08/15/26	300	329
	Westlake Chemical Corp.	3.375%	06/15/30	100	107
	Westlake Chemical Corp.	5.000%	08/15/46	200	235
	WestRock MWV LLC	7.950%	02/15/31	250	356
	WestRock RKT LLC	4.900%	03/1/22	100	106
	WRKCo Inc.	3.000%	09/15/24	250	268
	WRKCo Inc.	4.650%	03/15/26	100	117
	WRKCo Inc.	3.375%	09/15/27	250	274
	WRKCo Inc.	4.900%	03/15/29	200	246
	WRKCo Inc.	3.000%	06/15/33	100	109
					44,128
Real Estate (1.0%)
	Alexandria Real Estate Equities Inc.	4.000%	01/15/24	175	193
	Alexandria Real Estate Equities Inc.	3.450%	04/30/25	254	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alexandria Real Estate Equities Inc.	3.800%	04/15/26	50	57
Alexandria Real Estate Equities Inc.	3.950%	01/15/28	50	58
Alexandria Real Estate Equities Inc.	4.500%	07/30/29	100	121
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	217
Alexandria Real Estate Equities Inc.	4.700%	07/1/30	125	154
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	156
Alexandria Real Estate Equities Inc.	3.375%	08/15/31	150	166
Alexandria Real Estate Equities Inc.	1.875%	02/1/33	500	490
Alexandria Real Estate Equities Inc.	4.850%	04/15/49	50	67
Alexandria Real Estate Equities Inc.	4.000%	02/1/50	125	150
American Campus Communities Operating Partnership LP	3.750%	04/15/23	75	79
American Campus Communities Operating Partnership LP	4.125%	07/1/24	100	108
American Campus Communities Operating Partnership LP	3.300%	07/15/26	50	53
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	80
American Campus Communities Operating Partnership LP	2.850%	02/1/30	70	71
American Homes 4 Rent LP	4.900%	02/15/29	100	119
American Tower Corp.	2.250%	01/15/22	125	128
American Tower Corp.	3.500%	01/31/23	200	213
American Tower Corp.	5.000%	02/15/24	100	113
American Tower Corp.	3.375%	05/15/24	200	217
American Tower Corp.	2.950%	01/15/25	100	108
American Tower Corp.	2.400%	03/15/25	75	79
American Tower Corp.	4.000%	06/1/25	138	155
American Tower Corp.	1.300%	09/15/25	100	101
American Tower Corp.	3.375%	10/15/26	200	222
American Tower Corp.	2.750%	01/15/27	500	538
American Tower Corp.	3.125%	01/15/27	125	136
American Tower Corp.	3.950%	03/15/29	140	161
American Tower Corp.	3.800%	08/15/29	475	543
American Tower Corp.	2.900%	01/15/30	145	157
American Tower Corp.	2.100%	06/15/30	150	151
American Tower Corp.	1.875%	10/15/30	500	492
American Tower Corp.	3.700%	10/15/49	200	219
American Tower Corp.	3.100%	06/15/50	150	148
AvalonBay Communities Inc.	2.850%	03/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	441
AvalonBay Communities Inc.	3.450%	06/1/25	100	111
AvalonBay Communities Inc.	2.950%	05/11/26	150	166
AvalonBay Communities Inc.	2.900%	10/15/26	50	55
AvalonBay Communities Inc.	3.350%	05/15/27	75	84
AvalonBay Communities Inc.	3.200%	01/15/28	75	83
AvalonBay Communities Inc.	3.300%	06/1/29	100	114
AvalonBay Communities Inc.	3.900%	10/15/46	50	60
AvalonBay Communities Inc.	4.350%	04/15/48	60	77
Boston Properties LP	3.850%	02/1/23	225	240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston Properties LP	3.125%	09/1/23	275	290
Boston Properties LP	3.200%	01/15/25	111	120
Boston Properties LP	3.650%	02/1/26	100	111
Boston Properties LP	2.750%	10/1/26	50	54
Boston Properties LP	3.400%	06/21/29	400	434
Boston Properties LP	2.900%	03/15/30	150	157
Boston Properties LP	3.250%	01/30/31	250	269
Brandywine Operating Partnership LP	3.950%	02/15/23	700	724
Brandywine Operating Partnership LP	3.950%	11/15/27	100	104
Brixmor Operating Partnership LP	3.650%	06/15/24	50	53
Brixmor Operating Partnership LP	3.850%	02/1/25	125	133
Brixmor Operating Partnership LP	4.125%	06/15/26	200	217
Brixmor Operating Partnership LP	3.900%	03/15/27	75	79
Brixmor Operating Partnership LP	4.125%	05/15/29	533	577
Camden Property Trust	4.100%	10/15/28	60	70
Camden Property Trust	3.150%	07/1/29	50	55
Camden Property Trust	2.800%	05/15/30	765	830
Camden Property Trust	3.350%	11/1/49	120	132
CBRE Services Inc.	5.250%	03/15/25	115	133
CBRE Services Inc.	4.875%	03/1/26	125	146
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	04/15/23	250	269
Columbia Property Trust Operating Partnership LP	4.150%	04/1/25	243	254
Columbia Property Trust Operating Partnership LP	3.650%	08/15/26	25	26
Corporate Office Properties LP	3.600%	05/15/23	150	156
Crown Castle International Corp.	5.250%	01/15/23	125	137
Crown Castle International Corp.	3.150%	07/15/23	150	159
Crown Castle International Corp.	3.200%	09/1/24	250	270
Crown Castle International Corp.	1.350%	07/15/25	100	101
Crown Castle International Corp.	4.450%	02/15/26	250	286
Crown Castle International Corp.	3.700%	06/15/26	175	195
Crown Castle International Corp.	3.650%	09/1/27	325	363
Crown Castle International Corp.	3.800%	02/15/28	425	480
Crown Castle International Corp.	3.100%	11/15/29	100	108
Crown Castle International Corp.	3.300%	07/1/30	115	126
Crown Castle International Corp.	2.250%	01/15/31	200	202
Crown Castle International Corp.	4.750%	05/15/47	95	118
Crown Castle International Corp.	5.200%	02/15/49	75	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	4.150%	07/1/50	100	115
	Crown Castle International Corp.	3.250%	01/15/51	200	199
	CubeSmart LP	4.375%	12/15/23	100	110
	CubeSmart LP	4.000%	11/15/25	50	56
	CubeSmart LP	3.125%	09/1/26	100	108
	CubeSmart LP	4.375%	02/15/29	50	59
	CubeSmart LP	3.000%	02/15/30	75	81
	CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	127
	CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	298
	Digital Realty Trust LP	3.700%	08/15/27	200	224
	Digital Realty Trust LP	4.450%	07/15/28	200	238
	Digital Realty Trust LP	3.600%	07/1/29	175	200
	Duke Realty LP	3.250%	06/30/26	175	194
	Duke Realty LP	3.375%	12/15/27	160	179
	Duke Realty LP	4.000%	09/15/28	50	58
	Duke Realty LP	2.875%	11/15/29	70	76
	Duke Realty LP	1.750%	07/1/30	200	199
	EPR Properties	5.250%	07/15/23	125	125
	EPR Properties	4.500%	04/1/25	50	49
	EPR Properties	4.750%	12/15/26	100	95
	EPR Properties	4.950%	04/15/28	150	145
	EPR Properties	3.750%	08/15/29	100	87
	Equinix Inc.	2.625%	11/18/24	200	213
	Equinix Inc.	1.250%	07/15/25	100	101
[3]	Equinix Inc.	1.000%	09/15/25	500	496
	Equinix Inc.	2.900%	11/18/26	100	108
	Equinix Inc.	1.800%	07/15/27	100	101
[3]	Equinix Inc.	1.550%	03/15/28	500	501
	Equinix Inc.	3.200%	11/18/29	250	275
	Equinix Inc.	2.150%	07/15/30	250	253
	Equinix Inc.	3.000%	07/15/50	100	99
	ERP Operating LP	4.625%	12/15/21	129	134
	ERP Operating LP	3.000%	04/15/23	125	132
	ERP Operating LP	3.375%	06/1/25	125	138
	ERP Operating LP	2.850%	11/1/26	50	55
	ERP Operating LP	3.500%	03/1/28	100	113
	ERP Operating LP	4.150%	12/1/28	70	83
	ERP Operating LP	3.000%	07/1/29	75	82
	ERP Operating LP	2.500%	02/15/30	150	159
	ERP Operating LP	4.500%	07/1/44	150	192
	ERP Operating LP	4.500%	06/1/45	25	32
	ERP Operating LP	4.000%	08/1/47	100	121
	Essex Portfolio LP	5.200%	03/15/21	50	51
	Essex Portfolio LP	3.250%	05/1/23	25	26
	Essex Portfolio LP	3.875%	05/1/24	50	55
	Essex Portfolio LP	3.500%	04/1/25	166	183
	Essex Portfolio LP	3.375%	04/15/26	100	111
	Essex Portfolio LP	3.625%	05/1/27	100	112
	Essex Portfolio LP	4.000%	03/1/29	100	116
	Essex Portfolio LP	3.000%	01/15/30	110	119
	Essex Portfolio LP	2.650%	03/15/32	105	111
	Essex Portfolio LP	4.500%	03/15/48	120	151
	Federal Realty Investment Trust	2.750%	06/1/23	25	26
	Federal Realty Investment Trust	3.250%	07/15/27	50	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Federal Realty Investment Trust	3.200%	06/15/29	25	26
Federal Realty Investment Trust	4.500%	12/1/44	150	170
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	107
GLP Capital LP / GLP Financing II Inc.	3.350%	09/1/24	75	76
GLP Capital LP / GLP Financing II Inc.	5.250%	06/1/25	200	217
GLP Capital LP / GLP Financing II Inc.	5.375%	04/15/26	175	194
GLP Capital LP / GLP Financing II Inc.	5.750%	06/1/28	25	28
GLP Capital LP / GLP Financing II Inc.	5.300%	01/15/29	275	306
GLP Capital LP / GLP Financing II Inc.	4.000%	01/15/30	175	181
Healthcare Realty Trust Inc.	3.625%	01/15/28	100	109
Healthcare Trust of America Holdings LP	3.500%	08/1/26	130	146
Healthcare Trust of America Holdings LP	3.750%	07/1/27	100	111
Healthcare Trust of America Holdings LP	3.100%	02/15/30	100	107
Healthcare Trust of America Holdings LP	2.000%	03/15/31	500	492
Healthpeak Properties Inc.	4.250%	11/15/23	9	10
Healthpeak Properties Inc.	4.200%	03/1/24	125	138
Healthpeak Properties Inc.	3.400%	02/1/25	152	166
Healthpeak Properties Inc.	3.250%	07/15/26	25	28
Healthpeak Properties Inc.	3.500%	07/15/29	125	138
Healthpeak Properties Inc.	3.000%	01/15/30	800	863
Healthpeak Properties Inc.	6.750%	02/1/41	100	144
Highwoods Realty LP	4.125%	03/15/28	75	83
Highwoods Realty LP	4.200%	04/15/29	50	56
Host Hotels & Resorts LP	3.750%	10/15/23	261	270
Host Hotels & Resorts LP	3.875%	04/1/24	75	78
Host Hotels & Resorts LP	3.375%	12/15/29	100	94
Hudson Pacific Properties LP	3.950%	11/1/27	100	108
Hudson Pacific Properties LP	4.650%	04/1/29	25	28
Hudson Pacific Properties LP	3.250%	01/15/30	60	62
Kilroy Realty LP	3.800%	01/15/23	250	260
Kilroy Realty LP	3.450%	12/15/24	50	52
Kilroy Realty LP	4.750%	12/15/28	50	58
Kilroy Realty LP	4.250%	08/15/29	104	117
Kilroy Realty LP	3.050%	02/15/30	200	208
Kilroy Realty LP	2.500%	11/15/32	500	487
Kimco Realty Corp.	3.400%	11/1/22	150	158
Kimco Realty Corp.	3.125%	06/1/23	25	26
Kimco Realty Corp.	3.300%	02/1/25	58	62
Kimco Realty Corp.	2.800%	10/1/26	125	132
Kimco Realty Corp.	3.800%	04/1/27	75	82
Kimco Realty Corp.	1.900%	03/1/28	500	493
Kimco Realty Corp.	2.700%	10/1/30	100	101
Kimco Realty Corp.	4.125%	12/1/46	50	52
Kimco Realty Corp.	4.450%	09/1/47	50	55
Kite Realty Group LP	4.000%	10/1/26	200	193
Life Storage LP	3.500%	07/1/26	125	139
Life Storage LP	3.875%	12/15/27	150	168
Life Storage LP	4.000%	06/15/29	25	28

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	4.300%	10/15/23	150	164
Mid-America Apartments LP	3.750%	06/15/24	50	54
Mid-America Apartments LP	3.600%	06/1/27	250	279
Mid-America Apartments LP	2.750%	03/15/30	150	161
Mid-America Apartments LP	1.700%	02/15/31	150	148
National Retail Properties Inc.	3.500%	10/15/27	350	373
National Retail Properties Inc.	4.300%	10/15/28	25	28
National Retail Properties Inc.	2.500%	04/15/30	75	75
National Retail Properties Inc.	4.800%	10/15/48	50	58
National Retail Properties Inc.	3.100%	04/15/50	50	44
Office Properties Income Trust	4.150%	02/1/22	100	101
Office Properties Income Trust	4.000%	07/15/22	100	101
Office Properties Income Trust	4.250%	05/15/24	100	100
Office Properties Income Trust	4.500%	02/1/25	50	50
Omega Healthcare Investors Inc.	4.375%	08/1/23	300	322
Omega Healthcare Investors Inc.	4.950%	04/1/24	100	106
Omega Healthcare Investors Inc.	4.500%	01/15/25	100	106
Omega Healthcare Investors Inc.	5.250%	01/15/26	100	109
Omega Healthcare Investors Inc.	4.500%	04/1/27	300	321
Omega Healthcare Investors Inc.	4.750%	01/15/28	70	76
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	254
Physicians Realty LP	4.300%	03/15/27	100	106
Physicians Realty LP	3.950%	01/15/28	100	104
Piedmont Operating Partnership LP	3.400%	06/1/23	75	78
Prologis LP	2.125%	04/15/27	105	111
Prologis LP	3.875%	09/15/28	100	118
Prologis LP	4.375%	02/1/29	200	245
Prologis LP	2.250%	04/15/30	155	165
Prologis LP	1.250%	10/15/30	500	488
Prologis LP	4.375%	09/15/48	75	102
Prologis LP	3.000%	04/15/50	140	151
Public Storage	2.370%	09/15/22	55	57
Public Storage	3.094%	09/15/27	100	112
Public Storage	3.385%	05/1/29	100	115
Rayonier Inc.	3.750%	04/1/22	50	51
Realty Income Corp.	3.250%	10/15/22	175	184
Realty Income Corp.	3.875%	07/15/24	50	55
Realty Income Corp.	3.875%	04/15/25	225	254
Realty Income Corp.	4.125%	10/15/26	125	145
Realty Income Corp.	3.000%	01/15/27	150	162
Realty Income Corp.	3.650%	01/15/28	190	214
Realty Income Corp.	3.250%	06/15/29	150	165
Realty Income Corp.	3.250%	01/15/31	50	55
Realty Income Corp.	4.650%	03/15/47	175	229
Regency Centers LP	3.600%	02/1/27	25	27
Regency Centers LP	4.125%	03/15/28	75	84
Regency Centers LP	2.950%	09/15/29	100	104
Regency Centers LP	4.400%	02/1/47	200	223
Regency Centers LP	4.650%	03/15/49	75	87
Sabra Health Care LP	4.800%	06/1/24	55	57
Sabra Health Care LP	5.125%	08/15/26	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sabra Health Care LP	3.900%	10/15/29	150	146
Simon Property Group LP	2.350%	01/30/22	150	152
Simon Property Group LP	2.625%	06/15/22	100	103
Simon Property Group LP	2.750%	02/1/23	25	26
Simon Property Group LP	2.750%	06/1/23	100	104
Simon Property Group LP	3.750%	02/1/24	150	162
Simon Property Group LP	2.000%	09/13/24	145	150
Simon Property Group LP	3.500%	09/1/25	300	329
Simon Property Group LP	3.300%	01/15/26	195	211
Simon Property Group LP	3.250%	11/30/26	75	82
Simon Property Group LP	3.375%	06/15/27	160	171
Simon Property Group LP	3.375%	12/1/27	100	107
Simon Property Group LP	2.450%	09/13/29	145	144
Simon Property Group LP	2.650%	07/15/30	200	201
Simon Property Group LP	6.750%	02/1/40	125	175
Simon Property Group LP	4.750%	03/15/42	100	114
Simon Property Group LP	4.250%	11/30/46	100	107
Simon Property Group LP	3.250%	09/13/49	200	183
Simon Property Group LP	3.800%	07/15/50	200	202
SITE Centers Corp.	3.900%	08/15/24	100	102
SITE Centers Corp.	3.625%	02/1/25	200	203
SITE Centers Corp.	4.250%	02/1/26	70	75
SITE Centers Corp.	4.700%	06/1/27	75	79
SL Green Operating Partnership LP	3.250%	10/15/22	100	102
Spirit Realty LP	3.200%	01/15/27	80	80
Spirit Realty LP	4.000%	07/15/29	60	61
Spirit Realty LP	3.400%	01/15/30	80	79
STORE Capital Corp.	4.500%	03/15/28	75	80
STORE Capital Corp.	4.625%	03/15/29	100	108
Tanger Properties LP	3.125%	09/1/26	175	168
Tanger Properties LP	3.875%	07/15/27	50	48
UDR Inc.	2.950%	09/1/26	150	163
UDR Inc.	3.500%	07/1/27	150	165
UDR Inc.	3.500%	01/15/28	250	275
UDR Inc.	3.200%	01/15/30	60	66
UDR Inc.	3.000%	08/15/31	65	70
UDR Inc.	3.100%	11/1/34	65	70
Ventas Realty LP	3.125%	06/15/23	175	183
Ventas Realty LP	3.500%	04/15/24	75	80
Ventas Realty LP	3.750%	05/1/24	200	214
Ventas Realty LP	2.650%	01/15/25	75	78
Ventas Realty LP	4.125%	01/15/26	75	84
Ventas Realty LP	3.250%	10/15/26	75	80
Ventas Realty LP	3.850%	04/1/27	50	54
Ventas Realty LP	4.000%	03/1/28	125	136
Ventas Realty LP	3.000%	01/15/30	100	102
Ventas Realty LP	4.750%	11/15/30	180	208
Ventas Realty LP	5.700%	09/30/43	75	89
Ventas Realty LP	4.375%	02/1/45	60	62
Ventas Realty LP	4.875%	04/15/49	80	90
Ventas Realty LP / Ventas Capital Corp.	3.250%	08/15/22	200	208
VEREIT Operating Partnership LP	4.600%	02/6/24	75	80
VEREIT Operating Partnership LP	4.625%	11/1/25	75	83
VEREIT Operating Partnership LP	3.950%	08/15/27	450	479

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VEREIT Operating Partnership LP	3.100%	12/15/29	150	150
Vornado Realty LP	3.500%	01/15/25	100	103
Washington REIT	3.950%	10/15/22	75	77
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	04/15/23	100	103
Welltower Inc.	3.625%	03/15/24	195	210
Welltower Inc.	4.000%	06/1/25	380	424
Welltower Inc.	4.250%	04/1/26	150	171
Welltower Inc.	2.700%	02/15/27	300	316
Welltower Inc.	4.250%	04/15/28	125	141
Welltower Inc.	4.125%	03/15/29	250	282
Welltower Inc.	2.750%	01/15/31	250	257
Welltower Inc.	6.500%	03/15/41	25	33
Welltower Inc.	4.950%	09/1/48	75	90
Weyerhaeuser Co.	8.500%	01/15/25	50	65
Weyerhaeuser Co.	4.000%	11/15/29	150	176
Weyerhaeuser Co.	4.000%	04/15/30	200	235
Weyerhaeuser Co.	7.375%	03/15/32	100	146
Weyerhaeuser Co.	6.875%	12/15/33	50	69
WP Carey Inc.	4.600%	04/1/24	125	137
WP Carey Inc.	4.000%	02/1/25	50	55
WP Carey Inc.	4.250%	10/1/26	75	85
WP Carey Inc.	3.850%	07/15/29	50	54
				48,635
Technology (2.7%)
Adobe Inc.	1.700%	02/1/23	100	103
Adobe Inc.	1.900%	02/1/25	20	21
Adobe Inc.	3.250%	02/1/25	175	194
Adobe Inc.	2.150%	02/1/27	180	193
Adobe Inc.	2.300%	02/1/30	260	280
Altera Corp.	4.100%	11/15/23	75	84
Amdocs Ltd.	2.538%	06/15/30	200	207
Analog Devices Inc.	2.875%	06/1/23	450	475
Analog Devices Inc.	3.125%	12/5/23	75	81
Analog Devices Inc.	2.950%	04/1/25	85	93
Analog Devices Inc.	3.500%	12/5/26	200	226
Apple Inc.	2.150%	02/9/22	225	231
Apple Inc.	2.500%	02/9/22	300	308
Apple Inc.	2.300%	05/11/22	200	206
Apple Inc.	2.700%	05/13/22	250	260
Apple Inc.	2.100%	09/12/22	200	207
Apple Inc.	2.850%	02/23/23	342	361
Apple Inc.	2.400%	05/3/23	865	910
Apple Inc.	0.750%	05/11/23	400	404
Apple Inc.	3.000%	02/9/24	325	350
Apple Inc.	3.450%	05/6/24	75	83
Apple Inc.	2.850%	05/11/24	1,243	1,339
Apple Inc.	1.800%	09/11/24	150	157
Apple Inc.	2.750%	01/13/25	575	623
Apple Inc.	1.125%	05/11/25	900	919
Apple Inc.	0.550%	08/20/25	500	500
Apple Inc.	3.250%	02/23/26	705	793
Apple Inc.	2.450%	08/4/26	1,450	1,580
Apple Inc.	3.200%	05/11/27	775	880
Apple Inc.	2.900%	09/12/27	655	735
Apple Inc.	2.200%	09/11/29	350	376
Apple Inc.	1.250%	08/20/30	500	498

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	4.500%	02/23/36	225	299
Apple Inc.	3.850%	05/4/43	450	560
Apple Inc.	4.450%	05/6/44	200	269
Apple Inc.	3.450%	02/9/45	225	263
Apple Inc.	4.375%	05/13/45	950	1,270
Apple Inc.	4.650%	02/23/46	910	1,266
Apple Inc.	3.850%	08/4/46	375	465
Apple Inc.	4.250%	02/9/47	200	265
Apple Inc.	3.750%	09/12/47	525	645
Apple Inc.	2.650%	05/11/50	515	535
Apple Inc.	2.400%	08/20/50	500	495
Apple Inc.	2.550%	08/20/60	500	494
Applied Materials Inc.	3.900%	10/1/25	145	167
Applied Materials Inc.	3.300%	04/1/27	225	255
Applied Materials Inc.	1.750%	06/1/30	200	205
Applied Materials Inc.	5.100%	10/1/35	100	138
Applied Materials Inc.	5.850%	06/15/41	125	186
Applied Materials Inc.	4.350%	04/1/47	175	232
Applied Materials Inc.	2.750%	06/1/50	200	209
Arrow Electronics Inc.	3.500%	04/1/22	75	77
Arrow Electronics Inc.	4.500%	03/1/23	50	53
Arrow Electronics Inc.	3.250%	09/8/24	171	184
Arrow Electronics Inc.	4.000%	04/1/25	50	54
Arrow Electronics Inc.	3.875%	01/12/28	100	110
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	06/15/25	100	115
Autodesk Inc.	3.500%	06/15/27	75	85
Autodesk Inc.	2.850%	01/15/30	75	83
Automatic Data Processing Inc.	3.375%	09/15/25	200	225
Automatic Data Processing Inc.	1.250%	09/1/30	500	491
Avnet Inc.	4.875%	12/1/22	170	183
Avnet Inc.	4.625%	04/15/26	100	111
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	01/15/23	250	260
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	01/15/24	450	483
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	01/15/25	480	512
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	01/15/27	925	1,025
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	01/15/28	200	217
Broadcom Inc.	3.125%	10/15/22	250	261
Broadcom Inc.	2.250%	11/15/23	200	208
Broadcom Inc.	3.625%	10/15/24	186	203
Broadcom Inc.	4.700%	04/15/25	500	567
Broadcom Inc.	3.150%	11/15/25	450	485
Broadcom Inc.	4.250%	04/15/26	500	566
Broadcom Inc.	3.459%	09/15/26	661	720
Broadcom Inc.	4.110%	09/15/28	428	479
Broadcom Inc.	4.750%	04/15/29	545	633
Broadcom Inc.	5.000%	04/15/30	500	589
Broadcom Inc.	4.150%	11/15/30	600	673
Broadcom Inc.	4.300%	11/15/32	400	456
Broadridge Financial Solutions Inc.	3.400%	06/27/26	100	111
Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	81
Cadence Design Systems Inc.	4.375%	10/15/24	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	3.000%	06/15/22	125	131
	Cisco Systems Inc.	2.200%	09/20/23	150	158
	Cisco Systems Inc.	3.625%	03/4/24	875	970
	Cisco Systems Inc.	2.950%	02/28/26	100	111
	Cisco Systems Inc.	2.500%	09/20/26	225	247
	Cisco Systems Inc.	5.500%	01/15/40	800	1,184
	Citrix Systems Inc.	4.500%	12/1/27	50	57
	Citrix Systems Inc.	3.300%	03/1/30	75	79
	Corning Inc.	2.900%	05/15/22	175	181
	Corning Inc.	4.700%	03/15/37	275	334
	Corning Inc.	5.750%	08/15/40	195	264
	Corning Inc.	4.375%	11/15/57	350	420
[6]	Dell International LLC / EMC Corp.	5.450%	06/15/23	700	766
[6]	Dell International LLC / EMC Corp.	4.000%	07/15/24	100	108
[6]	Dell International LLC / EMC Corp.	5.850%	07/15/25	200	233
[6]	Dell International LLC / EMC Corp.	6.020%	06/15/26	1,075	1,265
[6]	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	282
[6]	Dell International LLC / EMC Corp.	6.100%	07/15/27	100	118
[6]	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	371
[6]	Dell International LLC / EMC Corp.	6.200%	07/15/30	150	180
[6]	Dell International LLC / EMC Corp.	8.100%	07/15/36	320	419
[6]	Dell International LLC / EMC Corp.	8.350%	07/15/46	425	563
	DXC Technology Co.	4.000%	04/15/23	50	53
	DXC Technology Co.	4.250%	04/15/24	250	269
	DXC Technology Co.	4.125%	04/15/25	100	107
	Equifax Inc.	3.950%	06/15/23	50	54
	Equifax Inc.	2.600%	12/1/24	75	80
	Equifax Inc.	2.600%	12/15/25	100	107
	Equifax Inc.	3.100%	05/15/30	120	131
	Fidelity National Information Services Inc.	3.500%	04/15/23	143	152
	Fidelity National Information Services Inc.	3.875%	06/5/24	150	165
	Fidelity National Information Services Inc.	3.000%	08/15/26	414	459
	Fidelity National Information Services Inc.	3.750%	05/21/29	200	235
	Fiserv Inc.	3.800%	10/1/23	200	218
	Fiserv Inc.	2.750%	07/1/24	400	428
	Fiserv Inc.	3.850%	06/1/25	579	652
	Fiserv Inc.	3.200%	07/1/26	200	222
	Fiserv Inc.	2.250%	06/1/27	300	317
	Fiserv Inc.	4.200%	10/1/28	200	237
	Fiserv Inc.	3.500%	07/1/29	944	1,074
	Fiserv Inc.	2.650%	06/1/30	200	215
	Fiserv Inc.	4.400%	07/1/49	415	521
	Flex Ltd.	4.750%	06/15/25	26	29
	Flex Ltd.	4.875%	06/15/29	50	58
	FLIR Systems Inc.	2.500%	08/1/30	500	511
	Global Payments Inc.	3.750%	06/1/23	250	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Global Payments Inc.	4.000%	06/1/23	100	108
Global Payments Inc.	2.650%	02/15/25	337	358
Global Payments Inc.	4.800%	04/1/26	150	175
Global Payments Inc.	3.200%	08/15/29	310	338
Global Payments Inc.	2.900%	05/15/30	200	214
Global Payments Inc.	4.150%	08/15/49	260	303
Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	103
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	374
Hewlett Packard Enterprise Co.	2.250%	04/1/23	200	206
Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	330
Hewlett Packard Enterprise Co.	1.450%	04/1/24	150	152
Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	226
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	573
Hewlett Packard Enterprise Co.	1.750%	04/1/26	150	151
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	188
Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	476
HP Inc.	4.050%	09/15/22	100	107
HP Inc.	2.200%	06/17/25	300	314
HP Inc.	3.000%	06/17/27	350	377
HP Inc.	3.400%	06/17/30	500	536
HP Inc.	6.000%	09/15/41	100	122
IBM Credit LLC	3.600%	11/30/21	100	104
IBM Credit LLC	2.200%	09/8/22	100	103
IBM Credit LLC	3.000%	02/6/23	150	159
IHS Markit Ltd.	3.625%	05/1/24	100	108
IHS Markit Ltd.	4.750%	08/1/28	140	166
IHS Markit Ltd.	4.250%	05/1/29	100	116
Intel Corp.	3.300%	10/1/21	100	103
Intel Corp.	3.100%	07/29/22	175	184
Intel Corp.	2.700%	12/15/22	404	425
Intel Corp.	2.875%	05/11/24	1,050	1,134
Intel Corp.	3.400%	03/25/25	300	335
Intel Corp.	3.700%	07/29/25	450	510
Intel Corp.	2.600%	05/19/26	210	230
Intel Corp.	3.750%	03/25/27	400	466
Intel Corp.	2.450%	11/15/29	375	408
Intel Corp.	3.900%	03/25/30	345	416
Intel Corp.	4.000%	12/15/32	150	188
Intel Corp.	4.600%	03/25/40	150	199
Intel Corp.	4.800%	10/1/41	162	221
Intel Corp.	4.250%	12/15/42	150	189
Intel Corp.	4.100%	05/19/46	250	312
Intel Corp.	4.100%	05/11/47	200	251
Intel Corp.	3.734%	12/8/47	674	803
Intel Corp.	3.250%	11/15/49	300	334
Intel Corp.	4.750%	03/25/50	400	548
Intel Corp.	3.100%	02/15/60	200	214
Intel Corp.	4.950%	03/25/60	155	226
International Business Machines Corp.	2.850%	05/13/22	500	520
International Business Machines Corp.	1.875%	08/1/22	675	694
International Business Machines Corp.	2.875%	11/9/22	240	252
International Business Machines Corp.	3.375%	08/1/23	450	487
International Business Machines Corp.	3.625%	02/12/24	450	493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.000%	05/15/24	600	650
	International Business Machines Corp.	7.000%	10/30/25	300	390
	International Business Machines Corp.	3.450%	02/19/26	285	323
	International Business Machines Corp.	3.300%	05/15/26	700	789
	International Business Machines Corp.	1.700%	05/15/27	265	273
	International Business Machines Corp.	6.220%	08/1/27	75	99
	International Business Machines Corp.	6.500%	01/15/28	75	101
	International Business Machines Corp.	3.500%	05/15/29	750	867
	International Business Machines Corp.	1.950%	05/15/30	265	272
	International Business Machines Corp.	4.150%	05/15/39	400	489
	International Business Machines Corp.	5.600%	11/30/39	148	210
	International Business Machines Corp.	2.850%	05/15/40	265	281
	International Business Machines Corp.	4.000%	06/20/42	358	431
	International Business Machines Corp.	4.250%	05/15/49	500	623
	International Business Machines Corp.	2.950%	05/15/50	265	272
	Intuit Inc.	0.650%	07/15/23	100	100
	Intuit Inc.	0.950%	07/15/25	100	101
	Intuit Inc.	1.350%	07/15/27	100	101
	Intuit Inc.	1.650%	07/15/30	100	102
	Jabil Inc.	3.950%	01/12/28	475	523
	Jabil Inc.	3.600%	01/15/30	100	106
	Jabil Inc.	3.000%	01/15/31	150	153
	Juniper Networks Inc.	4.350%	06/15/25	50	56
	Juniper Networks Inc.	3.750%	08/15/29	500	572
	Juniper Networks Inc.	5.950%	03/15/41	25	32
	KLA Corp.	4.650%	11/1/24	250	285
	KLA Corp.	4.100%	03/15/29	150	180
	KLA Corp.	5.000%	03/15/49	75	100
	KLA Corp.	3.300%	03/1/50	50	52
	Lam Research Corp.	3.800%	03/15/25	145	163
	Lam Research Corp.	3.750%	03/15/26	150	172
	Lam Research Corp.	4.000%	03/15/29	200	239
	Lam Research Corp.	1.900%	06/15/30	250	259
	Lam Research Corp.	4.875%	03/15/49	125	176
	Lam Research Corp.	2.875%	06/15/50	150	155
	Lam Research Corp.	3.125%	06/15/60	100	106
[6]	Leidos Inc.	2.950%	05/15/23	95	100
[6]	Leidos Inc.	3.625%	05/15/25	100	111
[6]	Leidos Inc.	4.375%	05/15/30	150	175
	Marvell Technology Group Ltd.	4.200%	06/22/23	100	108
	Marvell Technology Group Ltd.	4.875%	06/22/28	100	120
	Mastercard Inc.	2.000%	11/21/21	100	102
	Mastercard Inc.	3.375%	04/1/24	300	330
	Mastercard Inc.	2.000%	03/3/25	524	558
	Mastercard Inc.	2.950%	11/21/26	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.300%	03/26/27	200	229
	Mastercard Inc.	3.500%	02/26/28	50	58
	Mastercard Inc.	2.950%	06/1/29	275	310
	Mastercard Inc.	3.350%	03/26/30	300	350
	Mastercard Inc.	3.800%	11/21/46	100	122
	Mastercard Inc.	3.950%	02/26/48	100	127
	Mastercard Inc.	3.650%	06/1/49	250	306
	Mastercard Inc.	3.850%	03/26/50	300	378
	Maxim Integrated Products Inc.	3.375%	03/15/23	75	80
	Maxim Integrated Products Inc.	3.450%	06/15/27	100	111
	Microchip Technology Inc.	4.333%	06/1/23	100	108
	Micron Technology Inc.	4.640%	02/6/24	50	55
	Micron Technology Inc.	4.975%	02/6/26	100	116
	Micron Technology Inc.	4.185%	02/15/27	200	228
	Micron Technology Inc.	5.327%	02/6/29	150	181
	Micron Technology Inc.	4.663%	02/15/30	100	118
	Microsoft Corp.	2.400%	02/6/22	620	637
	Microsoft Corp.	2.375%	02/12/22	450	462
	Microsoft Corp.	2.650%	11/3/22	200	209
	Microsoft Corp.	2.375%	05/1/23	75	79
	Microsoft Corp.	2.000%	08/8/23	300	313
	Microsoft Corp.	2.875%	02/6/24	500	538
	Microsoft Corp.	3.125%	11/3/25	575	643
	Microsoft Corp.	2.400%	08/8/26	805	877
	Microsoft Corp.	3.300%	02/6/27	675	772
	Microsoft Corp.	3.500%	02/12/35	325	399
	Microsoft Corp.	4.200%	11/3/35	375	492
	Microsoft Corp.	3.450%	08/8/36	425	514
	Microsoft Corp.	4.100%	02/6/37	500	649
	Microsoft Corp.	3.500%	11/15/42	330	398
	Microsoft Corp.	4.450%	11/3/45	432	608
	Microsoft Corp.	3.700%	08/8/46	1,175	1,469
	Microsoft Corp.	4.250%	02/6/47	300	412
	Microsoft Corp.	2.525%	06/1/50	1,478	1,540
	Microsoft Corp.	4.000%	02/12/55	525	706
	Microsoft Corp.	3.950%	08/8/56	331	435
	Microsoft Corp.	2.675%	06/1/60	594	622
	Moody's Corp.	4.500%	09/1/22	100	107
	Moody's Corp.	4.875%	02/15/24	250	282
	Moody's Corp.	3.250%	01/15/28	200	226
	Moody's Corp.	4.875%	12/17/48	125	171
	Moody's Corp.	3.250%	05/20/50	100	108
	Moody's Corp.	2.550%	08/18/60	500	457
	Motorola Solutions Inc.	4.000%	09/1/24	240	266
	Motorola Solutions Inc.	4.600%	02/23/28	125	146
	Motorola Solutions Inc.	5.500%	09/1/44	75	87
	NetApp Inc.	3.300%	09/29/24	75	82
	NetApp Inc.	1.875%	06/22/25	150	155
	NetApp Inc.	2.375%	06/22/27	100	104
	NetApp Inc.	2.700%	06/22/30	200	207
	NVIDIA Corp.	3.200%	09/16/26	200	225
	NVIDIA Corp.	2.850%	04/1/30	300	338
	NVIDIA Corp.	3.500%	04/1/40	200	232
	NVIDIA Corp.	3.500%	04/1/50	605	703
	NVIDIA Corp.	3.700%	04/1/60	113	134
[6]	NXP BV / NXP Funding LLC	4.875%	03/1/24	200	224
[6]	NXP BV / NXP Funding LLC	5.350%	03/1/26	100	118
[6]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	06/18/29	450	519
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	05/1/30	200	219
	Oracle Corp.	2.500%	05/15/22	250	258
	Oracle Corp.	2.400%	09/15/23	750	789
	Oracle Corp.	3.400%	07/8/24	450	492
	Oracle Corp.	2.950%	11/15/24	425	461
	Oracle Corp.	2.500%	04/1/25	919	983
	Oracle Corp.	2.650%	07/15/26	2,361	2,577
	Oracle Corp.	2.800%	04/1/27	500	549
	Oracle Corp.	2.950%	04/1/30	650	725
	Oracle Corp.	3.250%	05/15/30	100	114
	Oracle Corp.	4.300%	07/8/34	325	406
	Oracle Corp.	3.900%	05/15/35	150	182
	Oracle Corp.	3.850%	07/15/36	250	295
	Oracle Corp.	3.800%	11/15/37	525	615
	Oracle Corp.	6.125%	07/8/39	150	226
	Oracle Corp.	3.600%	04/1/40	605	687
	Oracle Corp.	5.375%	07/15/40	700	981
	Oracle Corp.	4.500%	07/8/44	250	314
	Oracle Corp.	4.125%	05/15/45	425	506
	Oracle Corp.	4.000%	07/15/46	575	677
	Oracle Corp.	4.000%	11/15/47	475	562
	Oracle Corp.	3.600%	04/1/50	1,120	1,251
	Oracle Corp.	4.375%	05/15/55	150	188
	Oracle Corp.	3.850%	04/1/60	700	820
	PayPal Holdings Inc.	2.200%	09/26/22	200	207
	PayPal Holdings Inc.	1.350%	06/1/23	200	204
	PayPal Holdings Inc.	2.400%	10/1/24	100	106
	PayPal Holdings Inc.	1.650%	06/1/25	200	207
	PayPal Holdings Inc.	2.650%	10/1/26	300	327
	PayPal Holdings Inc.	2.850%	10/1/29	400	439
	PayPal Holdings Inc.	2.300%	06/1/30	200	211
	PayPal Holdings Inc.	3.250%	06/1/50	310	341
	QUALCOMM Inc.	3.000%	05/20/22	100	104
	QUALCOMM Inc.	2.600%	01/30/23	90	94
	QUALCOMM Inc.	2.900%	05/20/24	172	185
	QUALCOMM Inc.	3.450%	05/20/25	200	222
	QUALCOMM Inc.	3.250%	05/20/27	400	448
[6]	QUALCOMM Inc.	1.300%	05/20/28	378	376
[6]	QUALCOMM Inc.	1.650%	05/20/32	414	410
	QUALCOMM Inc.	4.650%	05/20/35	200	267
	QUALCOMM Inc.	4.800%	05/20/45	275	367
	QUALCOMM Inc.	4.300%	05/20/47	350	447
	QUALCOMM Inc.	3.250%	05/20/50	200	223
	RELX Capital Inc.	3.500%	03/16/23	125	133
	RELX Capital Inc.	4.000%	03/18/29	100	117
	RELX Capital Inc.	3.000%	05/22/30	150	164
	S&P Global Inc.	4.000%	06/15/25	149	171
	S&P Global Inc.	2.500%	12/1/29	125	136
	S&P Global Inc.	1.250%	08/15/30	500	489
	S&P Global Inc.	3.250%	12/1/49	150	170
	S&P Global Inc.	2.300%	08/15/60	100	91
	salesforce.com Inc.	3.250%	04/11/23	200	214
	salesforce.com Inc.	3.700%	04/11/28	325	383
	Seagate HDD Cayman	4.875%	03/1/24	75	82
[6]	Seagate HDD Cayman	4.125%	01/15/31	100	108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seagate HDD Cayman	5.750%	12/1/34	100	113
ServiceNow Inc.	1.400%	09/1/30	500	485
Texas Instruments Inc.	1.850%	05/15/22	100	102
Texas Instruments Inc.	2.625%	05/15/24	25	27
Texas Instruments Inc.	1.375%	03/12/25	200	207
Texas Instruments Inc.	2.900%	11/3/27	94	105
Texas Instruments Inc.	2.250%	09/4/29	100	107
Texas Instruments Inc.	1.750%	05/4/30	210	216
Texas Instruments Inc.	3.875%	03/15/39	142	175
Texas Instruments Inc.	4.150%	05/15/48	474	623
Thomson Reuters Corp.	5.500%	08/15/35	75	98
Thomson Reuters Corp.	5.850%	04/15/40	100	134
Thomson Reuters Corp.	5.650%	11/23/43	100	129
Verisk Analytics Inc.	4.125%	09/12/22	275	293
Verisk Analytics Inc.	4.000%	06/15/25	150	171
Verisk Analytics Inc.	4.125%	03/15/29	400	471
Verisk Analytics Inc.	5.500%	06/15/45	50	70
Verisk Analytics Inc.	3.625%	05/15/50	100	114
Visa Inc.	2.150%	09/15/22	100	103
Visa Inc.	2.800%	12/14/22	550	578
Visa Inc.	3.150%	12/14/25	925	1,033
Visa Inc.	1.900%	04/15/27	200	212
Visa Inc.	0.750%	08/15/27	500	495
Visa Inc.	2.750%	09/15/27	150	167
Visa Inc.	1.100%	02/15/31	500	489
Visa Inc.	4.150%	12/14/35	325	420
Visa Inc.	2.700%	04/15/40	200	215
Visa Inc.	4.300%	12/14/45	725	967
Visa Inc.	3.650%	09/15/47	100	122
Visa Inc.	2.000%	08/15/50	500	461
VMware Inc.	2.950%	08/21/22	300	312
VMware Inc.	4.500%	05/15/25	200	226
VMware Inc.	4.650%	05/15/27	100	117
VMware Inc.	3.900%	08/21/27	650	724
VMware Inc.	4.700%	05/15/30	900	1,070
Western Union Co.	3.600%	03/15/22	100	104
Western Union Co.	2.850%	01/10/25	108	114
Western Union Co.	6.200%	11/17/36	100	121
Western Union Co.	6.200%	06/21/40	35	42
Xilinx Inc.	2.950%	06/1/24	150	161
Xilinx Inc.	2.375%	06/1/30	200	210
				130,665
Utilities (2.4%)
AEP Texas Inc.	2.400%	10/1/22	75	77
AEP Texas Inc.	3.950%	06/1/28	100	116
AEP Texas Inc.	2.100%	07/1/30	200	205
AEP Texas Inc.	3.800%	10/1/47	50	57
AEP Texas Inc.	3.450%	01/15/50	50	54
AEP Transmission Co. LLC	4.000%	12/1/46	75	91
AEP Transmission Co. LLC	3.750%	12/1/47	100	118
AEP Transmission Co. LLC	3.800%	06/15/49	70	84
AEP Transmission Co. LLC	3.150%	09/15/49	70	75
Alabama Power Co.	1.450%	09/15/30	500	501
Alabama Power Co.	6.125%	05/15/38	50	73
Alabama Power Co.	3.850%	12/1/42	25	29
Alabama Power Co.	4.150%	08/15/44	75	92
Alabama Power Co.	3.750%	03/1/45	150	176
Alabama Power Co.	4.300%	01/2/46	250	316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alabama Power Co.	3.700%	12/1/47	100	117
Alabama Power Co.	4.300%	07/15/48	100	128
Alabama Power Co.	3.450%	10/1/49	550	625
Ameren Corp.	2.500%	09/15/24	100	106
Ameren Corp.	3.650%	02/15/26	80	90
Ameren Corp.	3.500%	01/15/31	100	114
Ameren Illinois Co.	2.700%	09/1/22	250	258
Ameren Illinois Co.	3.800%	05/15/28	75	87
Ameren Illinois Co.	3.700%	12/1/47	150	179
Ameren Illinois Co.	3.250%	03/15/50	60	67
American Electric Power Co. Inc.	3.650%	12/1/21	100	104
American Electric Power Co. Inc.	2.950%	12/15/22	25	26
American Electric Power Co. Inc.	3.200%	11/13/27	75	82
American Electric Power Co. Inc.	4.300%	12/1/28	150	177
American Water Capital Corp.	3.400%	03/1/25	125	138
American Water Capital Corp.	2.950%	09/1/27	325	359
American Water Capital Corp.	3.450%	06/1/29	125	143
American Water Capital Corp.	2.800%	05/1/30	100	109
American Water Capital Corp.	6.593%	10/15/37	150	224
American Water Capital Corp.	4.300%	09/1/45	100	125
American Water Capital Corp.	3.750%	09/1/47	200	235
American Water Capital Corp.	4.200%	09/1/48	100	125
American Water Capital Corp.	4.150%	06/1/49	125	156
American Water Capital Corp.	3.450%	05/1/50	100	112
Appalachian Power Co.	3.300%	06/1/27	500	540
Appalachian Power Co.	4.500%	03/1/49	425	535
Appalachian Power Co.	3.700%	05/1/50	100	114
Arizona Public Service Co.	3.150%	05/15/25	100	109
Arizona Public Service Co.	2.950%	09/15/27	50	55
Arizona Public Service Co.	4.500%	04/1/42	25	31
Arizona Public Service Co.	4.350%	11/15/45	125	156
Arizona Public Service Co.	3.750%	05/15/46	125	142
Arizona Public Service Co.	4.250%	03/1/49	100	126
Arizona Public Service Co.	3.500%	12/1/49	60	67
Atmos Energy Corp.	3.000%	06/15/27	100	111
Atmos Energy Corp.	2.625%	09/15/29	50	55
Atmos Energy Corp.	5.500%	06/15/41	200	278
Atmos Energy Corp.	4.150%	01/15/43	100	124
Atmos Energy Corp.	4.125%	10/15/44	50	62
Atmos Energy Corp.	3.375%	09/15/49	530	602
Avangrid Inc.	3.150%	12/1/24	230	250
Avangrid Inc.	3.800%	06/1/29	95	109
Avista Corp.	4.350%	06/1/48	75	93
Baltimore Gas and Electric Co.	3.500%	11/15/21	350	360
Baltimore Gas and Electric Co.	2.400%	08/15/26	50	54
Baltimore Gas and Electric Co.	3.500%	08/15/46	100	114
Baltimore Gas and Electric Co.	3.750%	08/15/47	250	294
Baltimore Gas and Electric Co.	4.250%	09/15/48	50	64
Baltimore Gas and Electric Co.	3.200%	09/15/49	80	86
Baltimore Gas and Electric Co.	2.900%	06/15/50	100	102
Berkshire Hathaway Energy Co.	2.800%	01/15/23	125	131
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	109
Berkshire Hathaway Energy Co.	3.500%	02/1/25	100	111
Berkshire Hathaway Energy Co.	3.250%	04/15/28	125	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Berkshire Hathaway Energy Co.	3.700%	07/15/30	700	822
	Berkshire Hathaway Energy Co.	6.125%	04/1/36	100	143
	Berkshire Hathaway Energy Co.	5.950%	05/15/37	225	321
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	203
	Berkshire Hathaway Energy Co.	4.500%	02/1/45	150	188
	Berkshire Hathaway Energy Co.	3.800%	07/15/48	50	58
	Berkshire Hathaway Energy Co.	4.450%	01/15/49	200	256
[6]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	250
	Black Hills Corp.	4.250%	11/30/23	100	109
	Black Hills Corp.	3.950%	01/15/26	75	82
	Black Hills Corp.	3.150%	01/15/27	75	79
	Black Hills Corp.	3.050%	10/15/29	70	76
	Black Hills Corp.	4.350%	05/1/33	75	91
	Black Hills Corp.	4.200%	09/15/46	50	60
	Black Hills Corp.	3.875%	10/15/49	70	78
	CenterPoint Energy Houston Electric LLC	2.400%	09/1/26	300	324
	CenterPoint Energy Houston Electric LLC	6.950%	03/15/33	50	76
	CenterPoint Energy Houston Electric LLC	3.950%	03/1/48	75	93
	CenterPoint Energy Houston Electric LLC	4.250%	02/1/49	150	194
	CenterPoint Energy Houston Electric LLC	2.900%	07/1/50	100	106
	CenterPoint Energy Inc.	3.600%	11/1/21	75	77
	CenterPoint Energy Inc.	2.500%	09/1/22	100	103
	CenterPoint Energy Inc.	3.850%	02/1/24	325	355
	CenterPoint Energy Inc.	2.500%	09/1/24	100	106
	CenterPoint Energy Inc.	4.250%	11/1/28	75	88
	CenterPoint Energy Inc.	2.950%	03/1/30	80	88
	CenterPoint Energy Inc.	3.700%	09/1/49	50	56
	CenterPoint Energy Resources Corp.	3.550%	04/1/23	50	53
	CenterPoint Energy Resources Corp.	4.000%	04/1/28	100	113
	CenterPoint Energy Resources Corp.	5.850%	01/15/41	250	344
	CenterPoint Energy Resources Corp.	4.100%	09/1/47	50	59
	Cleco Corporate Holdings LLC	3.743%	05/1/26	100	106
	Cleco Corporate Holdings LLC	4.973%	05/1/46	125	140
	Cleveland Electric Illuminating Co.	5.500%	08/15/24	225	259
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	93
	CMS Energy Corp.	5.050%	03/15/22	25	26
	CMS Energy Corp.	3.000%	05/15/26	75	82
	CMS Energy Corp.	3.450%	08/15/27	50	56
	CMS Energy Corp.	4.875%	03/1/44	75	99
	CMS Energy Corp.	4.750%	06/1/50	100	107
	Commonwealth Edison Co.	2.950%	08/15/27	75	84
	Commonwealth Edison Co.	2.200%	03/1/30	50	54
	Commonwealth Edison Co.	5.900%	03/15/36	150	215
	Commonwealth Edison Co.	6.450%	01/15/38	175	265
	Commonwealth Edison Co.	4.600%	08/15/43	75	98
	Commonwealth Edison Co.	4.700%	01/15/44	175	230
	Commonwealth Edison Co.	3.700%	03/1/45	75	88
	Commonwealth Edison Co.	3.650%	06/15/46	175	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth Edison Co.	3.750%	08/15/47	100	119
Commonwealth Edison Co.	4.000%	03/1/48	150	184
Commonwealth Edison Co.	4.000%	03/1/49	125	156
Commonwealth Edison Co.	3.000%	03/1/50	200	217
Connecticut Light and Power Co.	2.500%	01/15/23	125	130
Connecticut Light and Power Co.	3.200%	03/15/27	50	56
Connecticut Light and Power Co.	4.300%	04/15/44	150	191
Connecticut Light and Power Co.	4.000%	04/1/48	160	203
Consolidated Edison Co. of New York Inc.	3.350%	04/1/30	600	691
Consolidated Edison Co. of New York Inc.	5.300%	03/1/35	200	270
Consolidated Edison Co. of New York Inc.	5.850%	03/15/36	275	373
Consolidated Edison Co. of New York Inc.	6.200%	06/15/36	75	106
Consolidated Edison Co. of New York Inc.	3.950%	03/1/43	125	145
Consolidated Edison Co. of New York Inc.	4.450%	03/15/44	200	249
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	474
Consolidated Edison Co. of New York Inc.	3.850%	06/15/46	145	170
Consolidated Edison Co. of New York Inc.	3.875%	06/15/47	75	88
Consolidated Edison Co. of New York Inc.	4.125%	05/15/49	400	479
Consolidated Edison Co. of New York Inc.	3.950%	04/1/50	250	303
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	89
Consolidated Edison Co. of New York Inc.	4.500%	05/15/58	120	157
Consumers Energy Co.	3.375%	08/15/23	275	296
Consumers Energy Co.	3.800%	11/15/28	75	89
Consumers Energy Co.	3.950%	05/15/43	75	91
Consumers Energy Co.	3.250%	08/15/46	50	56
Consumers Energy Co.	3.950%	07/15/47	50	62
Consumers Energy Co.	4.050%	05/15/48	125	157
Consumers Energy Co.	4.350%	04/15/49	80	105
Consumers Energy Co.	3.100%	08/15/50	80	87
Consumers Energy Co.	3.500%	08/1/51	400	469
Consumers Energy Co.	2.500%	05/1/60	100	94
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.150%	05/15/45	100	122
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	100	106
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	220
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	100	110
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	249
Dominion Energy Inc.	3.071%	08/15/24	75	81
Dominion Energy Inc.	3.900%	10/1/25	125	142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominion Energy Inc.	2.850%	08/15/26	125	137
Dominion Energy Inc.	4.250%	06/1/28	125	147
Dominion Energy Inc.	3.375%	04/1/30	125	141
Dominion Energy Inc.	6.300%	03/15/33	75	104
Dominion Energy Inc.	5.950%	06/15/35	225	306
Dominion Energy Inc.	4.900%	08/1/41	280	364
Dominion Energy Inc.	4.050%	09/15/42	300	355
Dominion Energy Inc.	4.600%	03/15/49	300	395
Dominion Energy Inc.	5.750%	10/1/54	100	104
Dominion Energy South Carolina Inc.	6.625%	02/1/32	50	72
Dominion Energy South Carolina Inc.	6.050%	01/15/38	125	182
Dominion Energy South Carolina Inc.	5.450%	02/1/41	75	104
Dominion Energy South Carolina Inc.	4.600%	06/15/43	75	98
DTE Electric Co.	3.650%	03/15/24	250	274
DTE Electric Co.	3.375%	03/1/25	150	166
DTE Electric Co.	2.250%	03/1/30	200	212
DTE Electric Co.	2.625%	03/1/31	100	110
DTE Electric Co.	4.000%	04/1/43	225	270
DTE Electric Co.	3.700%	06/1/46	50	59
DTE Electric Co.	3.750%	08/15/47	100	119
DTE Electric Co.	3.950%	03/1/49	128	161
DTE Electric Co.	2.950%	03/1/50	150	158
DTE Energy Co.	2.600%	06/15/22	50	52
DTE Energy Co.	2.250%	11/1/22	400	413
DTE Energy Co.	3.700%	08/1/23	125	135
DTE Energy Co.	2.529%	10/1/24	100	106
DTE Energy Co.	1.050%	06/1/25	500	501
DTE Energy Co.	2.850%	10/1/26	300	325
DTE Energy Co.	3.800%	03/15/27	175	196
DTE Energy Co.	3.400%	06/15/29	100	111
DTE Energy Co.	2.950%	03/1/30	60	65
DTE Energy Co.	6.375%	04/15/33	75	105
Duke Energy Carolinas LLC	2.500%	03/15/23	100	105
Duke Energy Carolinas LLC	3.050%	03/15/23	100	106
Duke Energy Carolinas LLC	2.950%	12/1/26	100	112
Duke Energy Carolinas LLC	3.950%	11/15/28	125	150
Duke Energy Carolinas LLC	6.000%	12/1/28	125	163
Duke Energy Carolinas LLC	2.450%	08/15/29	200	217
Duke Energy Carolinas LLC	2.450%	02/1/30	100	108
Duke Energy Carolinas LLC	6.100%	06/1/37	100	147
Duke Energy Carolinas LLC	6.000%	01/15/38	25	37
Duke Energy Carolinas LLC	6.050%	04/15/38	25	38
Duke Energy Carolinas LLC	5.300%	02/15/40	150	213
Duke Energy Carolinas LLC	4.000%	09/30/42	175	214
Duke Energy Carolinas LLC	3.875%	03/15/46	100	122
Duke Energy Carolinas LLC	3.700%	12/1/47	100	120
Duke Energy Carolinas LLC	3.950%	03/15/48	300	373
Duke Energy Carolinas LLC	3.200%	08/15/49	500	549
Duke Energy Corp.	2.400%	08/15/22	200	207
Duke Energy Corp.	3.050%	08/15/22	275	286
Duke Energy Corp.	3.750%	04/15/24	325	356
Duke Energy Corp.	2.650%	09/1/26	80	87
Duke Energy Corp.	3.150%	08/15/27	300	332
Duke Energy Corp.	2.450%	06/1/30	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.800%	12/15/45	125	159
	Duke Energy Corp.	3.750%	09/1/46	405	461
	Duke Energy Corp.	4.200%	06/15/49	500	609
	Duke Energy Florida LLC	3.800%	07/15/28	100	117
	Duke Energy Florida LLC	2.500%	12/1/29	425	461
	Duke Energy Florida LLC	1.750%	06/15/30	100	102
	Duke Energy Florida LLC	6.350%	09/15/37	225	342
	Duke Energy Florida LLC	6.400%	06/15/38	200	309
	Duke Energy Florida LLC	3.850%	11/15/42	200	239
	Duke Energy Florida LLC	3.400%	10/1/46	100	113
	Duke Energy Florida LLC	4.200%	07/15/48	200	253
[2]	Duke Energy Florida Project Finance LLC	1.731%	09/1/22	36	35
[2]	Duke Energy Florida Project Finance LLC	2.538%	09/1/29	100	110
	Duke Energy Indiana LLC	6.350%	08/15/38	740	1,116
	Duke Energy Indiana LLC	3.750%	05/15/46	225	263
	Duke Energy Indiana LLC	3.250%	10/1/49	325	361
	Duke Energy Ohio Inc.	2.125%	06/1/30	100	105
	Duke Energy Ohio Inc.	3.700%	06/15/46	25	29
	Duke Energy Progress LLC	2.800%	05/15/22	100	103
	Duke Energy Progress LLC	3.375%	09/1/23	25	27
	Duke Energy Progress LLC	3.700%	09/1/28	175	204
	Duke Energy Progress LLC	3.450%	03/15/29	125	144
	Duke Energy Progress LLC	4.375%	03/30/44	300	381
	Duke Energy Progress LLC	4.150%	12/1/44	100	124
	Duke Energy Progress LLC	3.700%	10/15/46	50	59
	Duke Energy Progress LLC	3.600%	09/15/47	100	116
	Edison International	2.400%	09/15/22	125	127
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	03/15/23	200	205
	Edison International	5.750%	06/15/27	25	27
	El Paso Electric Co.	6.000%	05/15/35	50	66
	El Paso Electric Co.	5.000%	12/1/44	75	92
	Emera U.S. Finance LP	3.550%	06/15/26	150	167
	Emera U.S. Finance LP	4.750%	06/15/46	245	294
	Enel Chile SA	4.875%	06/12/28	125	148
	Entergy Arkansas LLC	3.500%	04/1/26	50	57
	Entergy Arkansas LLC	2.650%	06/15/51	500	504
	Entergy Corp.	4.000%	07/15/22	150	158
	Entergy Corp.	2.950%	09/1/26	200	221
	Entergy Corp.	2.800%	06/15/30	100	108
	Entergy Corp.	3.750%	06/15/50	300	343
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	264
	Entergy Louisiana LLC	5.400%	11/1/24	382	451
	Entergy Louisiana LLC	2.400%	10/1/26	75	81
	Entergy Louisiana LLC	3.120%	09/1/27	100	111
	Entergy Louisiana LLC	3.050%	06/1/31	100	114
	Entergy Louisiana LLC	4.000%	03/15/33	150	187
	Entergy Louisiana LLC	4.950%	01/15/45	150	165
	Entergy Louisiana LLC	4.200%	09/1/48	200	255
	Entergy Louisiana LLC	4.200%	04/1/50	100	128
	Entergy Louisiana LLC	2.900%	03/15/51	100	105
	Entergy Mississippi LLC	2.850%	06/1/28	125	137
	Entergy Texas Inc.	1.750%	03/15/31	500	495
	Entergy Texas Inc.	3.550%	09/30/49	60	67
	Essential Utilities Inc.	3.566%	05/1/29	75	85

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Essential Utilities Inc.	2.704%	04/15/30	100	107
Essential Utilities Inc.	4.276%	05/1/49	85	105
Essential Utilities Inc.	3.351%	04/15/50	200	213
Evergy Inc.	2.450%	09/15/24	50	53
Evergy Inc.	2.900%	09/15/29	150	161
Evergy Kansas Central Inc.	2.550%	07/1/26	150	163
Evergy Kansas Central Inc.	3.100%	04/1/27	100	110
Evergy Kansas Central Inc.	4.125%	03/1/42	200	240
Evergy Kansas Central Inc.	4.100%	04/1/43	100	120
Evergy Kansas Central Inc.	4.250%	12/1/45	25	32
Evergy Metro Inc.	3.150%	03/15/23	75	79
Evergy Metro Inc.	2.250%	06/1/30	100	106
Evergy Metro Inc.	5.300%	10/1/41	100	134
Evergy Metro Inc.	4.200%	06/15/47	100	124
Eversource Energy	2.750%	03/15/22	75	77
Eversource Energy	3.800%	12/1/23	75	82
Eversource Energy	2.900%	10/1/24	50	54
Eversource Energy	3.150%	01/15/25	168	183
Eversource Energy	3.300%	01/15/28	100	112
Eversource Energy	4.250%	04/1/29	200	239
Eversource Energy	3.450%	01/15/50	500	555
Exelon Corp.	3.497%	06/1/22	200	209
Exelon Corp.	3.950%	06/15/25	200	225
Exelon Corp.	3.400%	04/15/26	200	223
Exelon Corp.	4.050%	04/15/30	250	292
Exelon Corp.	4.950%	06/15/35	225	281
Exelon Corp.	5.625%	06/15/35	20	27
Exelon Corp.	5.100%	06/15/45	145	190
Exelon Corp.	4.450%	04/15/46	175	212
Exelon Generation Co. LLC	6.250%	10/1/39	360	448
Exelon Generation Co. LLC	5.750%	10/1/41	75	88
Exelon Generation Co. LLC	5.600%	06/15/42	155	182
FirstEnergy Corp.	2.850%	07/15/22	100	102
FirstEnergy Corp.	3.900%	07/15/27	300	328
FirstEnergy Corp.	2.250%	09/1/30	100	98
FirstEnergy Corp.	7.375%	11/15/31	475	663
FirstEnergy Corp.	4.850%	07/15/47	200	240
FirstEnergy Corp.	3.400%	03/1/50	75	73
Florida Power & Light Co.	3.250%	06/1/24	25	27
Florida Power & Light Co.	2.850%	04/1/25	300	329
Florida Power & Light Co.	5.625%	04/1/34	25	36
Florida Power & Light Co.	5.960%	04/1/39	375	562
Florida Power & Light Co.	4.125%	02/1/42	170	213
Florida Power & Light Co.	4.050%	06/1/42	125	156
Florida Power & Light Co.	3.800%	12/15/42	75	91
Florida Power & Light Co.	3.700%	12/1/47	150	182
Florida Power & Light Co.	3.950%	03/1/48	325	409
Florida Power & Light Co.	4.125%	06/1/48	100	131
Florida Power & Light Co.	3.990%	03/1/49	100	127
Florida Power & Light Co.	3.150%	10/1/49	555	625
Fortis Inc.	3.055%	10/4/26	295	322
Georgia Power Co.	2.100%	07/30/23	75	78
Georgia Power Co.	2.200%	09/15/24	225	237
Georgia Power Co.	3.250%	04/1/26	100	111
Georgia Power Co.	4.750%	09/1/40	175	213
Georgia Power Co.	4.300%	03/15/43	100	119
Gulf Power Co.	3.300%	05/30/27	50	56
Iberdrola International BV	6.750%	07/15/36	75	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Michigan Power Co.	3.850%	05/15/28	250	284
	Indiana Michigan Power Co.	3.750%	07/1/47	150	174
	Indiana Michigan Power Co.	4.250%	08/15/48	100	125
	Interstate Power and Light Co.	3.250%	12/1/24	202	222
	Interstate Power and Light Co.	4.100%	09/26/28	125	149
	Interstate Power and Light Co.	3.600%	04/1/29	60	69
	Interstate Power and Light Co.	2.300%	06/1/30	100	105
	Interstate Power and Light Co.	6.250%	07/15/39	50	73
	Interstate Power and Light Co.	3.700%	09/15/46	75	85
	ITC Holdings Corp.	2.700%	11/15/22	100	104
	ITC Holdings Corp.	3.650%	06/15/24	75	82
	ITC Holdings Corp.	3.350%	11/15/27	100	112
	ITC Holdings Corp.	5.300%	07/1/43	200	263
[2]	John Sevier Combined Cycle Generation LLC	4.626%	01/15/42	65	83
	Kentucky Utilities Co.	5.125%	11/1/40	125	168
	Kentucky Utilities Co.	4.375%	10/1/45	100	125
	Kentucky Utilities Co.	3.300%	06/1/50	200	218
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	84
	Louisville Gas and Electric Co.	4.250%	04/1/49	170	213
	MidAmerican Energy Co.	3.500%	10/15/24	179	199
	MidAmerican Energy Co.	3.100%	05/1/27	150	168
	MidAmerican Energy Co.	3.650%	04/15/29	200	237
	MidAmerican Energy Co.	6.750%	12/30/31	125	188
	MidAmerican Energy Co.	5.750%	11/1/35	125	183
	MidAmerican Energy Co.	4.800%	09/15/43	100	133
	MidAmerican Energy Co.	3.950%	08/1/47	100	123
	MidAmerican Energy Co.	4.250%	07/15/49	200	259
	Mississippi Power Co.	4.250%	03/15/42	100	117
	National Fuel Gas Co.	3.750%	03/1/23	275	285
	National Fuel Gas Co.	5.500%	01/15/26	50	54
	National Fuel Gas Co.	4.750%	09/1/28	50	52
	National Grid USA	5.803%	04/1/35	50	65
	National Rural Utilities Cooperative Finance Corp.	1.750%	01/21/22	50	51
	National Rural Utilities Cooperative Finance Corp.	2.700%	02/15/23	300	315
	National Rural Utilities Cooperative Finance Corp.	2.950%	02/7/24	775	830
	National Rural Utilities Cooperative Finance Corp.	3.400%	02/7/28	150	173
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	120
	National Rural Utilities Cooperative Finance Corp.	3.700%	03/15/29	100	118
	National Rural Utilities Cooperative Finance Corp.	2.400%	03/15/30	100	109
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	249
	National Rural Utilities Cooperative Finance Corp.	4.750%	04/30/43	25	25
	National Rural Utilities Cooperative Finance Corp.	5.250%	04/20/46	75	80
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	517
	National Rural Utilities Cooperative Finance Corp.	4.300%	03/15/49	100	130
	Nevada Power Co.	3.700%	05/1/29	200	235
	Nevada Power Co.	2.400%	05/1/30	75	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada Power Co.	6.750%	07/1/37	75	114
Nevada Power Co.	3.125%	08/1/50	150	162
NextEra Energy Capital Holdings Inc.	2.900%	04/1/22	350	363
NextEra Energy Capital Holdings Inc.	2.800%	01/15/23	105	110
NextEra Energy Capital Holdings Inc.	3.150%	04/1/24	100	108
NextEra Energy Capital Holdings Inc.	2.750%	05/1/25	700	756
NextEra Energy Capital Holdings Inc.	3.250%	04/1/26	50	56
NextEra Energy Capital Holdings Inc.	3.550%	05/1/27	250	283
NextEra Energy Capital Holdings Inc.	3.500%	04/1/29	100	114
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	108
NextEra Energy Capital Holdings Inc.	2.250%	06/1/30	500	517
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	135
NextEra Energy Capital Holdings Inc.	5.650%	05/1/79	100	114
NiSource Inc.	0.950%	08/15/25	500	499
NiSource Inc.	3.490%	05/15/27	250	278
NiSource Inc.	2.950%	09/1/29	290	313
NiSource Inc.	3.600%	05/1/30	200	227
NiSource Inc.	1.700%	02/15/31	500	489
NiSource Inc.	5.950%	06/15/41	77	106
NiSource Inc.	4.800%	02/15/44	125	157
NiSource Inc.	5.650%	02/1/45	100	138
NiSource Inc.	4.375%	05/15/47	250	308
NiSource Inc.	3.950%	03/30/48	200	233
Northern States Power Co.	6.250%	06/1/36	75	110
Northern States Power Co.	6.200%	07/1/37	50	75
Northern States Power Co.	5.350%	11/1/39	175	248
Northern States Power Co.	3.400%	08/15/42	105	120
Northern States Power Co.	4.000%	08/15/45	50	62
Northern States Power Co.	2.900%	03/1/50	250	266
Northern States Power Co.	2.600%	06/1/51	100	101
NSTAR Electric Co.	2.375%	10/15/22	125	129
NSTAR Electric Co.	3.200%	05/15/27	125	140
NSTAR Electric Co.	3.250%	05/15/29	50	57
NSTAR Electric Co.	5.500%	03/15/40	75	105
Oglethorpe Power Corp.	5.950%	11/1/39	50	64
Oglethorpe Power Corp.	5.375%	11/1/40	175	214
Ohio Edison Co.	6.875%	07/15/36	100	141
Ohio Power Co.	5.375%	10/1/21	175	184
Ohio Power Co.	4.150%	04/1/48	100	125
Ohio Power Co.	4.000%	06/1/49	240	293
Oklahoma Gas and Electric Co.	3.800%	08/15/28	75	85
Oklahoma Gas and Electric Co.	3.250%	04/1/30	100	112
Oklahoma Gas and Electric Co.	4.150%	04/1/47	50	59
Oklahoma Gas and Electric Co.	3.850%	08/15/47	75	85
Oncor Electric Delivery Co. LLC	4.100%	06/1/22	175	184
Oncor Electric Delivery Co. LLC	2.750%	06/1/24	100	107
Oncor Electric Delivery Co. LLC	2.950%	04/1/25	75	82
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	7.250%	01/15/33	50	77
	Oncor Electric Delivery Co. LLC	7.500%	09/1/38	125	206
	Oncor Electric Delivery Co. LLC	5.250%	09/30/40	125	171
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	96
	Oncor Electric Delivery Co. LLC	5.300%	06/1/42	37	52
	Oncor Electric Delivery Co. LLC	3.750%	04/1/45	100	119
	Oncor Electric Delivery Co. LLC	3.800%	09/30/47	50	61
	Oncor Electric Delivery Co. LLC	3.800%	06/1/49	200	248
	Oncor Electric Delivery Co. LLC	3.100%	09/15/49	400	439
[6]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	95
	ONE Gas Inc.	2.000%	05/15/30	100	103
	ONE Gas Inc.	4.658%	02/1/44	125	159
	ONE Gas Inc.	4.500%	11/1/48	75	94
	Pacific Gas and Electric Co.	1.750%	06/16/22	500	500
	Pacific Gas and Electric Co.	3.850%	11/15/23	250	264
	Pacific Gas and Electric Co.	3.450%	07/1/25	200	209
	Pacific Gas and Electric Co.	3.150%	01/1/26	300	307
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	820
	Pacific Gas and Electric Co.	3.750%	07/1/28	300	311
	Pacific Gas and Electric Co.	4.550%	07/1/30	1,100	1,188
	Pacific Gas and Electric Co.	4.500%	07/1/40	500	506
	Pacific Gas and Electric Co.	4.750%	02/15/44	500	512
	Pacific Gas and Electric Co.	4.300%	03/15/45	200	195
	Pacific Gas and Electric Co.	4.950%	07/1/50	700	748
	Pacific Gas and Electric Co.	3.500%	08/1/50	500	451
	PacifiCorp	2.950%	02/1/22	100	103
	PacifiCorp	3.600%	04/1/24	125	138
	PacifiCorp	3.500%	06/15/29	100	116
	PacifiCorp	2.700%	09/15/30	50	55
	PacifiCorp	7.700%	11/15/31	450	695
	PacifiCorp	5.250%	06/15/35	640	894
	PacifiCorp	6.100%	08/1/36	100	141
	PacifiCorp	6.250%	10/15/37	125	180
	PacifiCorp	6.350%	07/15/38	75	110
	PacifiCorp	4.100%	02/1/42	200	238
	PacifiCorp	4.125%	01/15/49	100	124
	PacifiCorp	4.150%	02/15/50	200	250
	PacifiCorp	3.300%	03/15/51	100	112
	PECO Energy Co.	2.375%	09/15/22	300	310
	PECO Energy Co.	3.900%	03/1/48	75	93
	PECO Energy Co.	2.800%	06/15/50	200	208
	Piedmont Natural Gas Co. Inc.	3.500%	06/1/29	110	125
	Piedmont Natural Gas Co. Inc.	4.650%	08/1/43	50	63
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	84
	Piedmont Natural Gas Co. Inc.	3.350%	06/1/50	100	109
	Pinnacle West Capital Corp.	1.300%	06/15/25	200	203
	Potomac Electric Power Co.	6.500%	11/15/37	250	369
	Potomac Electric Power Co.	4.150%	03/15/43	150	182
	PPL Capital Funding Inc.	4.200%	06/15/22	25	26
	PPL Capital Funding Inc.	3.500%	12/1/22	115	121
	PPL Capital Funding Inc.	3.400%	06/1/23	100	106
	PPL Capital Funding Inc.	3.950%	03/15/24	50	54
	PPL Capital Funding Inc.	3.100%	05/15/26	100	110
	PPL Capital Funding Inc.	4.700%	06/1/43	75	92
	PPL Capital Funding Inc.	5.000%	03/15/44	200	244
	PPL Capital Funding Inc.	4.000%	09/15/47	75	86
	PPL Electric Utilities Corp.	6.250%	05/15/39	100	147
	PPL Electric Utilities Corp.	4.125%	06/15/44	50	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	193
	PPL Electric Utilities Corp.	3.950%	06/1/47	75	92
	Progress Energy Inc.	3.150%	04/1/22	40	41
	Progress Energy Inc.	7.000%	10/30/31	119	169
	Progress Energy Inc.	6.000%	12/1/39	125	174
	PSEG Power LLC	3.850%	06/1/23	125	135
	PSEG Power LLC	8.625%	04/15/31	96	141
	Public Service Co. of Colorado	3.700%	06/15/28	75	87
	Public Service Co. of Colorado	1.900%	01/15/31	100	104
	Public Service Co. of Colorado	3.600%	09/15/42	175	204
	Public Service Co. of Colorado	4.100%	06/15/48	75	96
	Public Service Co. of Colorado	2.700%	01/15/51	100	101
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	54
	Public Service Co. of New Hampshire	3.600%	07/1/49	75	89
	Public Service Electric and Gas Co.	3.000%	05/15/25	80	88
	Public Service Electric and Gas Co.	2.250%	09/15/26	250	270
	Public Service Electric and Gas Co.	3.000%	05/15/27	75	83
	Public Service Electric and Gas Co.	3.200%	05/15/29	70	80
	Public Service Electric and Gas Co.	2.450%	01/15/30	50	54
	Public Service Electric and Gas Co.	3.800%	03/1/46	250	305
	Public Service Electric and Gas Co.	3.600%	12/1/47	75	89
	Public Service Electric and Gas Co.	3.850%	05/1/49	200	253
	Public Service Electric and Gas Co.	3.150%	01/1/50	300	338
	Public Service Electric and Gas Co.	2.050%	08/1/50	500	454
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	104
	Public Service Enterprise Group Inc.	1.600%	08/15/30	500	492
	Puget Energy Inc.	5.625%	07/15/22	200	215
	Puget Energy Inc.	3.650%	05/15/25	400	421
[6]	Puget Energy Inc.	4.100%	06/15/30	100	112
	Puget Sound Energy Inc.	6.274%	03/15/37	125	181
	Puget Sound Energy Inc.	5.757%	10/1/39	125	180
	Puget Sound Energy Inc.	4.300%	05/20/45	100	125
	Puget Sound Energy Inc.	4.223%	06/15/48	125	157
	Puget Sound Energy Inc.	3.250%	09/15/49	90	100
	San Diego Gas & Electric Co.	2.500%	05/15/26	250	270
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	495
	San Diego Gas & Electric Co.	4.500%	08/15/40	100	123
	San Diego Gas & Electric Co.	3.750%	06/1/47	75	86
	San Diego Gas & Electric Co.	4.150%	05/15/48	75	91
	San Diego Gas & Electric Co.	3.320%	04/15/50	100	109
	Sempra Energy	2.875%	10/1/22	100	104
	Sempra Energy	2.900%	02/1/23	100	105
	Sempra Energy	4.050%	12/1/23	100	109
	Sempra Energy	3.750%	11/15/25	155	174
	Sempra Energy	3.250%	06/15/27	150	164
	Sempra Energy	3.400%	02/1/28	200	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.800%	02/1/38	200	223
	Sempra Energy	6.000%	10/15/39	150	207
	Sempra Energy	4.000%	02/1/48	175	199
	Sierra Pacific Power Co.	2.600%	05/1/26	100	109
[2]	Southern California Edison Co.	1.845%	02/1/22	22	21
	Southern California Edison Co.	2.400%	02/1/22	75	77
	Southern California Edison Co.	3.400%	06/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	188
	Southern California Edison Co.	3.700%	08/1/25	150	167
	Southern California Edison Co.	3.650%	03/1/28	100	110
	Southern California Edison Co.	4.200%	03/1/29	75	86
	Southern California Edison Co.	6.650%	04/1/29	75	89
	Southern California Edison Co.	2.850%	08/1/29	275	289
	Southern California Edison Co.	2.250%	06/1/30	300	299
	Southern California Edison Co.	5.750%	04/1/35	75	99
	Southern California Edison Co.	5.350%	07/15/35	200	257
	Southern California Edison Co.	5.625%	02/1/36	125	151
	Southern California Edison Co.	5.500%	03/15/40	100	125
	Southern California Edison Co.	4.500%	09/1/40	75	84
	Southern California Edison Co.	4.050%	03/15/42	208	222
	Southern California Edison Co.	3.900%	03/15/43	100	104
	Southern California Edison Co.	4.000%	04/1/47	335	359
	Southern California Edison Co.	4.125%	03/1/48	350	381
	Southern California Edison Co.	4.875%	03/1/49	100	119
	Southern California Edison Co.	3.650%	02/1/50	500	513
	Southern California Gas Co.	2.600%	06/15/26	200	216
	Southern California Gas Co.	2.550%	02/1/30	150	162
	Southern California Gas Co.	3.750%	09/15/42	75	88
	Southern California Gas Co.	4.125%	06/1/48	75	94
	Southern California Gas Co.	3.950%	02/15/50	70	85
	Southern Co.	3.250%	07/1/26	350	389
	Southern Co.	4.250%	07/1/36	200	231
	Southern Co.	4.400%	07/1/46	360	426
	Southern Co.	4.000%	01/15/51	300	299
	Southern Co. Gas Capital Corp.	3.250%	06/15/26	75	83
	Southern Co. Gas Capital Corp.	1.750%	01/15/31	500	495
	Southern Co. Gas Capital Corp.	5.875%	03/15/41	75	102
	Southern Co. Gas Capital Corp.	4.400%	06/1/43	50	59
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	112
	Southern Co. Gas Capital Corp.	4.400%	05/30/47	100	120
	Southern Power Co.	2.500%	12/15/21	350	358
	Southern Power Co.	4.150%	12/1/25	100	115
	Southern Power Co.	5.150%	09/15/41	100	113
	Southern Power Co.	5.250%	07/15/43	50	57
	Southern Power Co.	4.950%	12/15/46	75	83
	Southwest Gas Corp.	3.700%	04/1/28	50	57
	Southwest Gas Corp.	3.800%	09/29/46	75	83
	Southwest Gas Corp.	4.150%	06/1/49	25	30
	Southwestern Electric Power Co.	2.750%	10/1/26	100	108
	Southwestern Electric Power Co.	4.100%	09/15/28	100	116
	Southwestern Electric Power Co.	6.200%	03/15/40	75	103
	Southwestern Electric Power Co.	3.900%	04/1/45	200	220
	Southwestern Electric Power Co.	3.850%	02/1/48	325	357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southwestern Public Service Co.	3.300%	06/15/24	165	178
Southwestern Public Service Co.	4.500%	08/15/41	100	123
Southwestern Public Service Co.	3.400%	08/15/46	275	301
Southwestern Public Service Co.	3.700%	08/15/47	75	87
Southwestern Public Service Co.	4.400%	11/15/48	275	351
Southwestern Public Service Co.	3.750%	06/15/49	75	90
Southwestern Public Service Co.	3.150%	05/1/50	100	110
Tampa Electric Co.	4.100%	06/15/42	50	60
Tampa Electric Co.	4.350%	05/15/44	50	62
Tampa Electric Co.	4.300%	06/15/48	75	94
Tampa Electric Co.	4.450%	06/15/49	125	163
Tampa Electric Co.	3.625%	06/15/50	50	59
Toledo Edison Co.	6.150%	05/15/37	75	106
Tucson Electric Power Co.	3.050%	03/15/25	50	55
Union Electric Co.	3.500%	04/15/24	250	272
Union Electric Co.	2.950%	03/15/30	500	560
Union Electric Co.	8.450%	03/15/39	150	252
Union Electric Co.	3.650%	04/15/45	125	145
Union Electric Co.	4.000%	04/1/48	75	93
Union Electric Co.	3.250%	10/1/49	100	113
Veolia Environnement SA	6.750%	06/1/38	39	56
Virginia Electric and Power Co.	3.450%	02/15/24	50	54
Virginia Electric and Power Co.	2.950%	11/15/26	75	84
Virginia Electric and Power Co.	3.500%	03/15/27	250	285
Virginia Electric and Power Co.	3.800%	04/1/28	150	177
Virginia Electric and Power Co.	2.875%	07/15/29	275	308
Virginia Electric and Power Co.	6.000%	01/15/36	125	176
Virginia Electric and Power Co.	6.000%	05/15/37	150	215
Virginia Electric and Power Co.	6.350%	11/30/37	50	75
Virginia Electric and Power Co.	4.000%	01/15/43	400	488
Virginia Electric and Power Co.	4.450%	02/15/44	475	616
Virginia Electric and Power Co.	4.200%	05/15/45	75	95
Virginia Electric and Power Co.	4.000%	11/15/46	100	124
Virginia Electric and Power Co.	3.800%	09/15/47	100	121
Virginia Electric and Power Co.	4.600%	12/1/48	175	238
Virginia Electric and Power Co.	3.300%	12/1/49	210	243
Washington Gas Light Co.	3.796%	09/15/46	100	116
Washington Gas Light Co.	3.650%	09/15/49	30	34
WEC Energy Group Inc.	0.550%	09/15/23	500	501
WEC Energy Group Inc.	3.550%	06/15/25	200	224
Wisconsin Electric Power Co.	2.050%	12/15/24	100	105
Wisconsin Electric Power Co.	4.300%	10/15/48	100	126
Wisconsin Power and Light Co.	6.375%	08/15/37	100	146
Wisconsin Power and Light Co.	3.650%	04/1/50	50	59
Wisconsin Public Service Corp.	3.350%	11/21/21	300	310
Xcel Energy Inc.	2.600%	03/15/22	75	77
Xcel Energy Inc.	3.300%	06/1/25	325	358
Xcel Energy Inc.	3.350%	12/1/26	75	84
Xcel Energy Inc.	4.000%	06/15/28	75	88
Xcel Energy Inc.	2.600%	12/1/29	200	214
Xcel Energy Inc.	3.400%	06/1/30	250	287

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xcel Energy Inc.	3.500%	12/1/49	100	111
				115,817
Total Corporate Bonds (Cost $1,292,390)				1,425,261
Sovereign Bonds (3.9%)
African Development Bank	0.500%	04/22/22	500	502
African Development Bank	1.625%	09/16/22	400	411
African Development Bank	2.125%	11/16/22	700	727
African Development Bank	3.000%	09/20/23	275	297
Asian Development Bank	2.000%	02/16/22	980	1,004
Asian Development Bank	1.875%	02/18/22	600	613
Asian Development Bank	0.625%	04/7/22	1,100	1,106
Asian Development Bank	1.875%	07/19/22	600	618
Asian Development Bank	1.750%	09/13/22	1,100	1,132
Asian Development Bank	1.625%	01/24/23	200	206
Asian Development Bank	2.750%	03/17/23	1,000	1,061
Asian Development Bank	0.250%	07/14/23	1,300	1,299
Asian Development Bank	0.250%	10/6/23	600	599
Asian Development Bank	2.625%	01/30/24	1,000	1,076
Asian Development Bank	1.500%	10/18/24	500	523
Asian Development Bank	2.000%	01/22/25	300	320
Asian Development Bank	0.625%	04/29/25	700	706
Asian Development Bank	0.375%	09/3/25	1,000	996
Asian Development Bank	2.000%	04/24/26	100	108
Asian Development Bank	2.625%	01/12/27	200	225
Asian Development Bank	2.375%	08/10/27	275	306
Asian Development Bank	6.220%	08/15/27	100	135
Asian Development Bank	2.500%	11/2/27	673	757
Asian Development Bank	5.820%	06/16/28	148	201
Asian Development Bank	3.125%	09/26/28	130	154
Asian Development Bank	1.750%	09/19/29	200	215
Asian Development Bank	1.875%	01/24/30	200	218
Asian Development Bank	0.750%	10/8/30	500	493
Asian Infrastructure Investment Bank	0.250%	09/29/23	500	499
Asian Infrastructure Investment Bank	2.250%	05/16/24	500	534
Asian Infrastructure Investment Bank	0.500%	05/28/25	400	400
Canada	2.625%	01/25/22	250	258
Canada	2.000%	11/15/22	570	592
Canada	1.625%	01/22/25	550	579
Corp. Andina de Fomento	3.250%	02/11/22	45	46
Corp. Andina de Fomento	2.750%	01/6/23	125	130
Corp. Andina de Fomento	2.375%	05/12/23	100	103
Corp. Andina de Fomento	3.750%	11/23/23	925	999
Council of Europe Development Bank	1.750%	09/26/22	150	154
Council of Europe Development Bank	2.625%	02/13/23	425	448
Council of Europe Development Bank	0.250%	06/10/23	100	100
Council of Europe Development Bank	1.375%	02/27/25	200	208
European Bank for Reconstruction & Development	1.500%	11/2/21	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Bank for Reconstruction & Development	1.875%	02/23/22	200	205
	European Bank for Reconstruction & Development	2.750%	03/7/23	925	980
	European Bank for Reconstruction & Development	0.250%	07/10/23	200	200
	European Bank for Reconstruction & Development	1.625%	09/27/24	270	283
	European Bank for Reconstruction & Development	1.500%	02/13/25	100	105
	European Bank for Reconstruction & Development	0.500%	05/19/25	100	100
	European Investment Bank	2.125%	10/15/21	300	306
	European Investment Bank	2.875%	12/15/21	1,150	1,186
	European Investment Bank	2.250%	03/15/22	500	515
	European Investment Bank	2.625%	05/20/22	200	208
	European Investment Bank	2.375%	06/15/22	1,725	1,788
	European Investment Bank	1.375%	09/6/22	720	736
	European Investment Bank	2.500%	03/15/23	600	633
	European Investment Bank	1.375%	05/15/23	600	618
	European Investment Bank	2.875%	08/15/23	800	860
	European Investment Bank	0.250%	09/15/23	1,750	1,749
	European Investment Bank	3.125%	12/14/23	500	545
	European Investment Bank	3.250%	01/29/24	810	889
	European Investment Bank	2.625%	03/15/24	530	572
	European Investment Bank	2.250%	06/24/24	550	589
	European Investment Bank	2.500%	10/15/24	276	300
	European Investment Bank	1.875%	02/10/25	1,050	1,117
	European Investment Bank	1.625%	03/14/25	100	105
	European Investment Bank	0.625%	07/25/25	1,600	1,613
	European Investment Bank	0.375%	12/15/25	2,000	1,991
	European Investment Bank	2.375%	05/24/27	225	251
	European Investment Bank	1.625%	10/9/29	125	134
	European Investment Bank	0.875%	05/17/30	200	201
	European Investment Bank	0.750%	09/23/30	500	494
	European Investment Bank	4.875%	02/15/36	325	490
[7]	Export Development Canada	1.375%	10/21/21	200	202
[7]	Export Development Canada	1.750%	07/18/22	580	595
[7]	Export Development Canada	2.500%	01/24/23	40	42
[7]	Export Development Canada	1.375%	02/24/23	1,000	1,023
[7]	Export Development Canada	2.625%	02/21/24	250	269
	Export-Import Bank of Korea	1.875%	10/21/21	250	253
	Export-Import Bank of Korea	3.500%	11/27/21	200	207
	Export-Import Bank of Korea	5.000%	04/11/22	275	294
	Export-Import Bank of Korea	3.000%	11/1/22	400	420
	Export-Import Bank of Korea	3.625%	11/27/23	200	218
	Export-Import Bank of Korea	4.000%	01/14/24	650	717
	Export-Import Bank of Korea	2.625%	05/26/26	200	218
	Export-Import Bank of Korea	1.250%	09/21/30	500	491
	FMS Wertmanagement	2.000%	08/1/22	470	485
	FMS Wertmanagement	2.750%	03/6/23	300	318
	Hydro-Quebec	8.400%	01/15/22	375	411
	Hydro-Quebec	8.050%	07/7/24	325	408

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Inter-American Development Bank	2.125%	01/18/22	700	717
Inter-American Development Bank	1.750%	04/14/22	800	818
Inter-American Development Bank	3.000%	09/26/22	500	527
Inter-American Development Bank	2.500%	01/18/23	1,025	1,077
Inter-American Development Bank	0.500%	05/24/23	400	402
Inter-American Development Bank	3.000%	10/4/23	625	676
Inter-American Development Bank	0.250%	11/15/23	1,000	998
Inter-American Development Bank	2.625%	01/16/24	150	161
Inter-American Development Bank	3.000%	02/21/24	900	981
Inter-American Development Bank	2.125%	01/15/25	1,100	1,179
Inter-American Development Bank	1.750%	03/14/25	200	212
Inter-American Development Bank	0.875%	04/3/25	500	509
Inter-American Development Bank	7.000%	06/15/25	134	172
Inter-American Development Bank	0.625%	07/15/25	1,300	1,310
Inter-American Development Bank	2.000%	06/2/26	750	810
Inter-American Development Bank	2.000%	07/23/26	100	108
Inter-American Development Bank	2.375%	07/7/27	450	500
Inter-American Development Bank	0.625%	09/16/27	800	797
Inter-American Development Bank	3.125%	09/18/28	875	1,035
Inter-American Development Bank	3.875%	10/28/41	200	280
Inter-American Development Bank	3.200%	08/7/42	100	128
International Bank for Reconstruction & Development	2.125%	12/13/21	255	261
International Bank for Reconstruction & Development	2.000%	01/26/22	145	148
International Bank for Reconstruction & Development	1.625%	02/10/22	1,325	1,350
International Bank for Reconstruction & Development	2.125%	07/1/22	1,775	1,833
International Bank for Reconstruction & Development	1.875%	06/19/23	1,100	1,148
International Bank for Reconstruction & Development	3.000%	09/27/23	1,125	1,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	2.500%	03/19/24	1,100	1,183
	International Bank for Reconstruction & Development	1.500%	08/28/24	695	726
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	815
	International Bank for Reconstruction & Development	1.625%	01/15/25	200	210
	International Bank for Reconstruction & Development	0.625%	04/22/25	1,500	1,512
	International Bank for Reconstruction & Development	0.375%	07/28/25	1,500	1,494
	International Bank for Reconstruction & Development	2.500%	07/29/25	1,150	1,262
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	532
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	395
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	216
	International Bank for Reconstruction & Development	0.875%	05/14/30	400	400
	International Bank for Reconstruction & Development	0.750%	08/26/30	800	790
	International Bank for Reconstruction & Development	4.750%	02/15/35	250	368
	International Finance Corp.	2.000%	10/24/22	200	207
	International Finance Corp.	2.875%	07/31/23	575	617
	International Finance Corp.	1.375%	10/16/24	200	208
	International Finance Corp.	0.375%	07/16/25	400	399
	International Finance Corp.	2.125%	04/7/26	600	653
[8]	Iraq Government Aid Bond	2.149%	01/18/22	100	102
[8]	Israel Government Aid Bond	5.500%	12/4/23	50	58
[8]	Israel Government Aid Bond	5.500%	04/26/24	475	560
[9]	Japan Bank for International Cooperation	3.125%	07/20/21	275	281
[9]	Japan Bank for International Cooperation	2.000%	11/4/21	770	783
[9]	Japan Bank for International Cooperation	2.500%	06/1/22	450	466
[9]	Japan Bank for International Cooperation	2.375%	07/21/22	250	259
[9]	Japan Bank for International Cooperation	2.375%	11/16/22	540	563
[9]	Japan Bank for International Cooperation	1.750%	01/23/23	500	514
[9]	Japan Bank for International Cooperation	0.625%	05/22/23	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Japan Bank for International Cooperation	3.250%	07/20/23	300	323
[9]	Japan Bank for International Cooperation	3.375%	07/31/23	100	108
[9]	Japan Bank for International Cooperation	0.375%	09/15/23	600	599
[9]	Japan Bank for International Cooperation	3.375%	10/31/23	400	435
[9]	Japan Bank for International Cooperation	3.000%	05/29/24	500	545
[9]	Japan Bank for International Cooperation	1.750%	10/17/24	200	210
[9]	Japan Bank for International Cooperation	2.125%	02/10/25	330	352
[9]	Japan Bank for International Cooperation	0.625%	07/15/25	400	401
[9]	Japan Bank for International Cooperation	2.375%	04/20/26	200	218
[9]	Japan Bank for International Cooperation	2.250%	11/4/26	200	217
[9]	Japan Bank for International Cooperation	2.875%	07/21/27	200	227
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	800	903
[9]	Japan Bank for International Cooperation	3.250%	07/20/28	300	352
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	350	420
[9]	Japan International Cooperation Agency	2.750%	04/27/27	300	334
[8]	Kingdom of Jordan AID	2.578%	06/30/22	200	208
[8]	Kingdom of Jordan AID	3.000%	06/30/25	200	220
	Korea Development Bank	4.625%	11/16/21	150	157
	Korea Development Bank	3.000%	09/14/22	400	418
	Korea Development Bank	3.375%	03/12/23	700	745
	Korea Development Bank	3.750%	01/22/24	500	547
	Korea Development Bank	2.125%	10/1/24	200	210
[10]	Kreditanstalt fuer Wiederaufbau	2.000%	11/30/21	600	612
[10]	Kreditanstalt fuer Wiederaufbau	3.125%	12/15/21	1,115	1,154
[10]	Kreditanstalt fuer Wiederaufbau	2.500%	02/15/22	1,000	1,031
[10]	Kreditanstalt fuer Wiederaufbau	2.125%	03/7/22	1,000	1,027
[10]	Kreditanstalt fuer Wiederaufbau	2.125%	06/15/22	750	774
[10]	Kreditanstalt fuer Wiederaufbau	1.750%	08/22/22	1,600	1,646
[10]	Kreditanstalt fuer Wiederaufbau	2.000%	10/4/22	950	983
[10]	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	450	471
[10]	Kreditanstalt fuer Wiederaufbau	2.125%	01/17/23	1,025	1,069
[10]	Kreditanstalt fuer Wiederaufbau	1.625%	02/15/23	1,200	1,238
[10]	Kreditanstalt fuer Wiederaufbau	0.250%	10/19/23	800	800
[10]	Kreditanstalt fuer Wiederaufbau	2.625%	02/28/24	400	432
[10]	Kreditanstalt fuer Wiederaufbau	1.375%	08/5/24	900	929
[10]	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	1,800	1,960
[10]	Kreditanstalt fuer Wiederaufbau	2.000%	05/2/25	150	161
[10]	Kreditanstalt fuer Wiederaufbau	0.375%	07/18/25	1,500	1,497
[10]	Kreditanstalt fuer Wiederaufbau	2.875%	04/3/28	500	583
[10]	Kreditanstalt fuer Wiederaufbau	1.750%	09/14/29	175	189
[10]	Kreditanstalt fuer Wiederaufbau	0.000%	04/18/36	400	329
[10]	Kreditanstalt fuer Wiederaufbau	0.000%	06/29/37	200	162
[10]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	46
[10]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	109
[10]	Landwirtschaftliche Rentenbank	2.000%	01/13/25	850	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Landwirtschaftliche Rentenbank	0.500%	05/27/25	400	402
[10]	Landwirtschaftliche Rentenbank	2.375%	06/10/25	475	517
[10]	Landwirtschaftliche Rentenbank	1.750%	07/27/26	275	294
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	282
[10]	Landwirtschaftliche Rentenbank	0.875%	09/3/30	500	500
	Nordic Investment Bank	2.125%	02/1/22	200	205
	Nordic Investment Bank	1.375%	10/17/22	200	205
	Nordic Investment Bank	0.375%	05/19/23	200	200
	Nordic Investment Bank	2.875%	07/19/23	200	215
	Nordic Investment Bank	2.250%	05/21/24	200	212
	Nordic Investment Bank	0.375%	09/11/25	600	598
[11]	Oesterreichische Kontrollbank AG	2.625%	01/31/22	100	103
[11]	Oesterreichische Kontrollbank AG	1.625%	09/17/22	400	411
[11]	Oesterreichische Kontrollbank AG	2.875%	03/13/23	500	531
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	217
[11]	Oesterreichische Kontrollbank AG	1.500%	02/12/25	100	104
[11]	Oesterreichische Kontrollbank AG	0.375%	09/17/25	500	498
	Province of Alberta	2.200%	07/26/22	400	413
	Province of Alberta	3.350%	11/1/23	375	408
	Province of Alberta	2.950%	01/23/24	300	324
	Province of Alberta	1.875%	11/13/24	450	470
	Province of Alberta	1.000%	05/20/25	485	489
	Province of Alberta	3.300%	03/15/28	250	291
	Province of Alberta	1.300%	07/22/30	500	497
	Province of British Columbia	2.000%	10/23/22	200	207
	Province of British Columbia	1.750%	09/27/24	225	236
	Province of British Columbia	2.250%	06/2/26	300	327
	Province of Manitoba	2.050%	11/30/20	300	301
	Province of Manitoba	2.125%	05/4/22	60	62
	Province of Manitoba	2.100%	09/6/22	150	155
	Province of Manitoba	2.600%	04/16/24	150	161
	Province of Manitoba	2.125%	06/22/26	90	97
	Province of New Brunswick	2.500%	12/12/22	95	99
	Province of New Brunswick	3.625%	02/24/28	105	123
	Province of Ontario	2.400%	02/8/22	525	539
	Province of Ontario	2.550%	04/25/22	350	362
	Province of Ontario	2.250%	05/18/22	500	516
	Province of Ontario	2.450%	06/29/22	150	155
	Province of Ontario	2.200%	10/3/22	400	415
	Province of Ontario	3.400%	10/17/23	760	828
	Province of Ontario	3.050%	01/29/24	250	271
	Province of Ontario	3.200%	05/16/24	150	165
	Province of Ontario	2.500%	04/27/26	250	274
	Province of Ontario	2.300%	06/15/26	900	978
	Province of Ontario	2.000%	10/2/29	585	628
	Province of Ontario	1.125%	10/7/30	500	499
	Province of Quebec	2.375%	01/31/22	390	401
	Province of Quebec	2.625%	02/13/23	425	448
	Province of Quebec	1.500%	02/11/25	441	456
	Province of Quebec	0.600%	07/23/25	500	500
	Province of Quebec	2.500%	04/20/26	200	219
	Province of Quebec	2.750%	04/12/27	850	954
	Province of Quebec	7.500%	09/15/29	475	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	1.350%	05/28/30	400	412
	Province of Saskatchewan	8.500%	07/15/22	58	66
	Republic of Chile	2.250%	10/30/22	175	180
	Republic of Chile	3.125%	01/21/26	485	537
	Republic of Chile	3.240%	02/6/28	460	510
	Republic of Chile	2.450%	01/31/31	200	208
	Republic of Chile	2.550%	01/27/32	200	210
	Republic of Chile	3.500%	01/25/50	475	539
	Republic of Colombia	4.000%	02/26/24	400	427
	Republic of Colombia	8.125%	05/21/24	100	121
	Republic of Colombia	4.500%	01/28/26	322	356
	Republic of Colombia	3.875%	04/25/27	765	824
	Republic of Colombia	4.500%	03/15/29	450	503
	Republic of Colombia	3.000%	01/30/30	200	206
	Republic of Colombia	3.125%	04/15/31	200	206
	Republic of Colombia	10.375%	01/28/33	200	311
	Republic of Colombia	7.375%	09/18/37	300	421
	Republic of Colombia	6.125%	01/18/41	125	161
	Republic of Colombia	5.625%	02/26/44	475	590
	Republic of Colombia	5.000%	06/15/45	1,165	1,360
	Republic of Colombia	5.200%	05/15/49	600	725
	Republic of Colombia	4.125%	05/15/51	400	405
	Republic of Hungary	6.375%	03/29/21	422	434
	Republic of Hungary	5.375%	02/21/23	400	441
	Republic of Hungary	5.750%	11/22/23	400	458
	Republic of Hungary	5.375%	03/25/24	350	401
	Republic of Hungary	7.625%	03/29/41	290	517
	Republic of Indonesia	2.950%	01/11/23	425	443
	Republic of Indonesia	4.100%	04/24/28	200	227
	Republic of Indonesia	4.750%	02/11/29	425	504
	Republic of Indonesia	3.400%	09/18/29	200	219
	Republic of Indonesia	2.850%	02/14/30	200	210
	Republic of Indonesia	3.850%	10/15/30	200	227
[6]	Republic of Indonesia	4.750%	07/18/47	200	244
	Republic of Indonesia	4.350%	01/11/48	525	606
	Republic of Indonesia	3.700%	10/30/49	200	214
	Republic of Indonesia	4.200%	10/15/50	430	496
	Republic of Indonesia	4.450%	04/15/70	200	237
	Republic of Italy	6.875%	09/27/23	590	685
	Republic of Italy	2.375%	10/17/24	475	491
	Republic of Italy	2.875%	10/17/29	400	408
	Republic of Italy	5.375%	06/15/33	475	597
	Republic of Italy	4.000%	10/17/49	500	526
	Republic of Korea	3.875%	09/11/23	200	219
	Republic of Korea	5.625%	11/3/25	100	124
	Republic of Korea	2.750%	01/19/27	1,000	1,097
	Republic of Korea	3.875%	09/20/48	125	171
	Republic of Panama	4.000%	09/22/24	200	218
	Republic of Panama	3.750%	03/16/25	207	226
	Republic of Panama	7.125%	01/29/26	168	212
	Republic of Panama	8.875%	09/30/27	238	340
	Republic of Panama	3.875%	03/17/28	460	521
	Republic of Panama	9.375%	04/1/29	300	461
	Republic of Panama	2.252%	09/29/32	500	506
[2]	Republic of Panama	6.700%	01/26/36	292	425
[2]	Republic of Panama	4.500%	04/16/50	410	511
[2]	Republic of Panama	4.300%	04/29/53	400	490
[2]	Republic of Panama	4.500%	04/1/56	700	874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Panama	3.870%	07/23/60	200	229
	Republic of Peru	7.350%	07/21/25	225	288
	Republic of Peru	2.392%	01/23/26	200	211
	Republic of Peru	2.783%	01/23/31	400	428
	Republic of Peru	8.750%	11/21/33	645	1,078
[2]	Republic of Peru	6.550%	03/14/37	325	491
	Republic of Peru	5.625%	11/18/50	475	756
	Republic of Philippines	9.500%	10/21/24	350	471
	Republic of Philippines	10.625%	03/16/25	100	142
	Republic of Philippines	5.500%	03/30/26	225	278
	Republic of Philippines	3.000%	02/1/28	400	440
	Republic of Philippines	3.750%	01/14/29	400	465
	Republic of Philippines	9.500%	02/2/30	300	494
	Republic of Philippines	2.457%	05/5/30	200	216
	Republic of Philippines	7.750%	01/14/31	400	608
	Republic of Philippines	6.375%	01/15/32	200	282
	Republic of Philippines	6.375%	10/23/34	550	795
	Republic of Philippines	3.950%	01/20/40	700	822
	Republic of Philippines	3.700%	03/1/41	400	461
	Republic of Philippines	3.700%	02/2/42	350	403
	Republic of Philippines	2.950%	05/5/45	500	524
	Republic of Poland	5.125%	04/21/21	245	251
	Republic of Poland	5.000%	03/23/22	775	829
	Republic of Poland	3.000%	03/17/23	325	344
	Republic of Poland	3.250%	04/6/26	500	563
[2]	Republic of Uruguay	8.000%	11/18/22	125	135
[2]	Republic of Uruguay	4.500%	08/14/24	303	330
[2]	Republic of Uruguay	4.375%	10/27/27	150	173
[2]	Republic of Uruguay	4.375%	01/23/31	308	367
[2]	Republic of Uruguay	7.625%	03/21/36	195	301
[2]	Republic of Uruguay	4.125%	11/20/45	300	354
[2]	Republic of Uruguay	5.100%	06/18/50	715	959
[2]	Republic of Uruguay	4.975%	04/20/55	500	667
	State of Israel	3.150%	06/30/23	400	428
	State of Israel	2.875%	03/16/26	200	220
	State of Israel	3.250%	01/17/28	300	342
	State of Israel	2.500%	01/15/30	200	216
	State of Israel	2.750%	07/3/30	600	662
	State of Israel	4.500%	01/30/43	200	262
	State of Israel	4.125%	01/17/48	250	316
	State of Israel	3.375%	01/15/50	475	526
	State of Israel	3.875%	07/3/50	400	480
	State of Israel	4.500%	04/3/20	200	274
	Svensk Exportkredit AB	3.125%	11/8/21	200	206
	Svensk Exportkredit AB	2.000%	08/30/22	190	196
	Svensk Exportkredit AB	1.625%	11/14/22	200	205
	Svensk Exportkredit AB	2.875%	03/14/23	195	207
	Svensk Exportkredit AB	0.375%	07/30/24	500	499
	Svensk Exportkredit AB	0.625%	05/14/25	500	503
	Svensk Exportkredit AB	0.500%	08/26/25	800	799
[8]	Ukraine Government AID Bonds	1.471%	09/29/21	175	177
	United Mexican States	3.625%	03/15/22	548	571
	United Mexican States	3.600%	01/30/25	510	549
	United Mexican States	3.900%	04/27/25	400	436
	United Mexican States	4.125%	01/21/26	445	493
	United Mexican States	4.150%	03/28/27	800	889
	United Mexican States	3.750%	01/11/28	675	724
	United Mexican States	4.500%	04/22/29	950	1,063

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	3.250%	04/16/30	700	710
United Mexican States	8.300%	08/15/31	220	315
United Mexican States	4.750%	04/27/32	600	666
United Mexican States	7.500%	04/8/33	100	138
United Mexican States	6.050%	01/11/40	883	1,106
United Mexican States	4.750%	03/8/44	765	838
United Mexican States	5.550%	01/21/45	510	616
United Mexican States	4.600%	01/23/46	600	642
United Mexican States	4.350%	01/15/47	760	788
United Mexican States	4.600%	02/10/48	455	483
United Mexican States	4.500%	01/31/50	600	631
United Mexican States	5.000%	04/27/51	800	868
United Mexican States	5.750%	10/12/10	342	395
Total Sovereign Bonds (Cost $175,219)				187,272
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	09/15/25	65	69
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	02/15/47	150	226
American Municipal Power Inc. Electric Power & Light Revenue	6.270%	02/15/50	50	72
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	02/15/50	50	84
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	02/15/50	125	238
Bay Area Toll Authority Highway Revenue	2.574%	04/1/31	75	81
Bay Area Toll Authority Highway Revenue	6.918%	04/1/40	100	154
Bay Area Toll Authority Highway Revenue	6.263%	04/1/49	250	426
Bay Area Toll Authority Highway Revenue	7.043%	04/1/50	100	179
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	362
California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	2.000%	05/1/22	150	154
California GO	5.700%	11/1/21	250	264
California GO	3.375%	04/1/25	100	111
California GO	2.650%	04/1/26	75	82
California GO	3.500%	04/1/28	150	174
California GO	2.500%	10/1/29	70	76
California GO	4.500%	04/1/33	190	227
California GO	7.500%	04/1/34	350	582
California GO	4.600%	04/1/38	300	357
California GO	7.550%	04/1/39	630	1,102
California GO	7.300%	10/1/39	75	123
California GO	7.350%	11/1/39	1,425	2,355
California GO	7.625%	03/1/40	205	355
California GO	7.600%	11/1/40	200	360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	3.899%	11/1/47	50	61
California State University Local or Guaranteed Housing Revenue	2.975%	11/1/51	140	147
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	73
Chicago IL GO	7.045%	01/1/29	50	54
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	01/1/40	125	186
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	01/1/49	75	94
Chicago Transit Authority Sales Tax Revenue	6.899%	12/1/40	125	178
Clark County Department of Aviation Revenue	6.820%	07/1/45	100	165
Commonwealth Financing Authority Appropriations Revenue	3.807%	06/1/41	105	119
Commonwealth Financing Authority Appropriations Revenue (Plancom Program)	3.864%	06/1/38	100	115
Commonwealth of Massachusetts GO	4.200%	12/1/21	115	118
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	212
Commonwealth of Massachusetts GO	2.514%	07/1/41	450	452
Commonwealth of Massachusetts GO	2.813%	09/1/43	225	243
Commonwealth of Massachusetts GO	2.900%	09/1/49	100	109
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	06/1/40	50	72
Connecticut GO	5.090%	10/1/30	175	219
Connecticut GO	5.850%	03/15/32	200	279
Cook County IL GO	6.229%	11/15/34	50	72
Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	154
Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	73
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	01/1/42	75	101
Dallas Independent School District GO	6.450%	02/15/35	100	103
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	485	506
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	79
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	68
District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
East Bay Municipal Utility District Water System Water Revenue	5.874%	06/1/40	85	133
Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	01/15/49	140	149
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	04/1/57	245	365
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	04/1/57	147	222
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	04/1/57	74	109
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	411
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	07/1/39	100	107
Houston TX GO	6.290%	03/1/32	130	165
Illinois GO	4.950%	06/1/23	284	289
Illinois GO	5.100%	06/1/33	1,280	1,294
Illinois State Toll Highway Authority Highway Revenue	6.184%	01/1/34	50	72
JobsOhio Beverage System Miscellaneous Revenue	3.985%	01/1/29	150	172
JobsOhio Beverage System Miscellaneous Revenue	4.532%	01/1/35	100	128
JobsOhio Beverage System Miscellaneous Revenue	2.833%	01/1/38	75	81
Los Angeles CA Unified School District GO	5.755%	07/1/29	200	258
Los Angeles CA Unified School District GO	5.750%	07/1/34	125	175
Los Angeles CA Unified School District GO	6.758%	07/1/34	200	296
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	06/1/39	75	108
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	08/1/40	50	86
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	07/1/45	100	171
Los Angeles Department of Water & Power System Water Revenue	6.603%	07/1/50	100	179
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	07/1/50	500	523
Maryland State Transportation Authority Transit Revenue	5.888%	07/1/43	50	74
Massachusetts School Building Authority Sales Tax Revenue	5.715%	08/15/39	100	148
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	07/1/43	50	76
	Metropolitan Transportation Authority Miscellaneous Revenue	7.336%	11/15/39	400	642
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	58
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	191
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	151
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	144
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	135
	Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	80
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	81
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	225
	Michigan State University College & University Revenue	4.496%	08/15/48	50	58
	Mississippi GO	5.245%	11/1/34	50	67
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	05/15/50	100	113
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	08/15/57	100	123
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	02/15/29	225	280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	06/15/39	75	71
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	400	519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	06/15/42	100	95
	New Jersey Transportation Trust Fund Authority Appropriations Revenue , Prere.	6.104%	12/15/20	100	101
	New Jersey Turnpike Authority Highway Revenue	7.414%	01/1/40	100	170
	New Jersey Turnpike Authority Highway Revenue	7.102%	01/1/41	400	657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	08/1/36	150	199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	08/1/37	100	140
	New York City Water & Sewer System Water Revenue	5.750%	06/15/41	50	77
	New York City Water & Sewer System Water Revenue	5.952%	06/15/42	50	78
	New York City Water & Sewer System Water Revenue	6.011%	06/15/42	50	79
	New York City Water & Sewer System Water Revenue	5.440%	06/15/43	100	152
	New York City Water & Sewer System Water Revenue	5.882%	06/15/44	175	280
	New York NY GO	6.246%	06/1/35	25	25
	New York NY GO	5.517%	10/1/37	50	71
	New York NY GO	6.271%	12/1/37	100	148
	New York State Dormitory Authority College & University Revenue	3.142%	07/1/43	260	277
	New York State Dormitory Authority Income Tax Revenue	3.110%	02/15/39	50	55
	New York State Dormitory Authority Income Tax Revenue	5.628%	03/15/39	100	134
	New York State Dormitory Authority Income Tax Revenue	3.190%	02/15/43	50	54
	New York State Thruway Authority Highway Revenue	2.900%	01/1/35	75	81
	New York State Thruway Authority Highway Revenue	3.500%	01/1/42	50	52
	New York State Urban Development Corp. Income Tax Revenue	3.900%	03/15/33	100	113
	New York State Urban Development Corp. Income Tax Revenue	5.770%	03/15/39	150	190
	North Texas Tollway Authority Highway Revenue	6.718%	01/1/49	150	258
	Ohio State University General Receipts College & University Revenue	4.910%	06/1/40	100	139
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	126
	Ohio State University General Receipts College & University Revenue	4.800%	06/1/11	100	146
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	02/15/48	75	79
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	90
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	217
	Oregon GO	5.762%	06/1/23	107	117
	Oregon GO	5.892%	06/1/27	75	95
[13]	Oregon School Boards Association GO	5.528%	06/30/28	50	61
	Pennsylvania State University College & University Revenue	2.790%	09/1/43	200	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania State University College & University Revenue	2.840%	09/1/50	100	103
Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	50	76
Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	07/1/49	75	79
Permanent University Fund - University of Texas System College & University Revenue	3.376%	07/1/47	50	60
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	103
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	08/1/46	250	334
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	08/1/46	100	113
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	09/1/48	30	35
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	135
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	704
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	08/1/69	100	102
Port of Morrow OR Nuclear Revenue	2.543%	09/1/40	100	100
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	165
Riverside County CA Appropriations Revenue	3.818%	02/15/38	50	57
Rutgers State University of New Jersey College & University Revenue	5.665%	05/1/40	50	69
Rutgers State University of New Jersey College & University Revenue	3.270%	05/1/43	25	28
Rutgers State University of New Jersey College & University Revenue	3.915%	05/1/19	75	96
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	01/1/43	75	81
Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	01/1/48	50	55
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	01/1/48	100	127
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	01/1/41	150	211

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	02/1/39	125	188
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	02/1/41	125	190
San Diego County Water Authority Water Revenue	6.138%	05/1/49	100	160
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	175
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	08/1/34	100	109
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	04/1/32	200	256
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	01/1/50	100	160
South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	52
State Board of Administration Finance Corp. Miscellaneous Revenue	2.638%	07/1/21	150	153
State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	07/1/25	325	330
State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	07/1/27	250	254
State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	07/1/30	250	253
State Public School Building Authority Miscellaneous Revenue	5.000%	09/15/27	50	60
Texas GO	5.517%	04/1/39	50	76
Texas GO	4.681%	04/1/40	50	69
Texas GO	3.211%	04/1/44	225	243
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	198
Texas Transportation Commission GO	2.562%	04/1/42	100	103
Texas Transportation Commission GO	2.472%	10/1/44	500	509
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	04/1/30	175	225
Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	126
University of California College & University Revenue	0.883%	05/15/25	100	101
University of California College & University Revenue	3.063%	07/1/25	100	111
University of California College & University Revenue	1.316%	05/15/27	100	101
University of California College & University Revenue	1.614%	05/15/30	125	125
University of California College & University Revenue	5.946%	05/15/45	175	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.858%	05/15/12	225	328
	University of California College & University Revenue	4.767%	05/15/15	100	142
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	05/15/48	350	570
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	05/15/49	50	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	05/15/50	130	140
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	05/15/20	60	64
	University of Michigan College & University Revenue	2.437%	04/1/40	100	103
	University of Michigan College & University Revenue	2.562%	04/1/50	100	105
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	74
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	09/15/19	250	303
	University of Texas System College & University Revenue	2.439%	08/15/49	50	51
	University of Texas System Regents College & University Revenue	4.794%	08/15/46	100	137
	University of Texas System Regents College & University Revenue	3.354%	08/15/47	50	60
	University of Virginia College & University Revenue	2.256%	09/1/50	335	330
	University of Virginia College & University Revenue	4.179%	09/1/17	50	70
	Utah GO	4.554%	07/1/24	40	44
	Utah GO	3.539%	07/1/25	50	55
	Washington GO	5.140%	08/1/40	150	220
[13]	Wisconsin Appropriations Revenue	5.700%	05/1/26	60	71
	Wisconsin Appropriations Revenue	3.154%	05/1/27	100	112
	Wisconsin Appropriations Revenue	3.954%	05/1/36	250	282
Total Taxable Municipal Bonds (Cost $30,674)					37,036

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
[14]	Vanguard Market Liquidity Fund (Cost $164,319)	0.117%	1,643,610	164,361
Total Investments (102.8%) (Cost $4,569,838)				4,916,567
Other Assets and Liabilities—Net (-2.8%)				(134,629)
Net Assets (100%)				4,781,938
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $43,078,000, representing 0.9% of net assets.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
3M—3-month.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at September 30, 2020.
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,976,348	—	2,976,348
Asset-Backed/Commercial Mortgage-Backed Securities	—	126,289	—	126,289
Corporate Bonds	—	1,425,261	—	1,425,261
Sovereign Bonds	—	187,272	—	187,272
Taxable Municipal Bonds	—	37,036	—	37,036
Temporary Cash Investment	164,361	—	—	164,361
Total	164,361	4,752,206	—	4,916,567